UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2025

Schwab Prime Advantage Money Fund, Investor Shares
(formerly Schwab Value Advantage Money Fund
®

, Investor Shares)

Ticker Symbol: SWVXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports
to
shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment
adviser
serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$371,120
Number of Holdings	762
Weighted Average Maturity	21 Days
Seven-Day Yield (with waivers)	4.16%
Seven-Day Yield (without waivers)	4.16%
Seven-Day Effective Yield (with waivers)	4.25%

Portfolio Composition By Effective Maturity % of Investments

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Prime Advantage Money Fund, Investor Shares | Semiannual Report
1
REG124741-01  00315757

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Prime Advantage Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Prime Advantage Money Fund, Ultra Shares

(formerly Schwab Value Advantage Money Fund
®

, Ultra Shares)

Ticker Symbol: SNAXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Prime Advantage Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$371,120
Number of Holdings	762
Weighted Average Maturity	21 Days
Seven-Day Yield (with waivers)	4.31%
Seven-Day Yield (without waivers)	4.31%
Seven-Day Effective Yield (with waivers)	4.41%

Portfolio Composition By Effective Maturity % of Investments

Portfolio Composition by Security Type % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional sh ares
of the f
und.
Schwab Prime Advantage Money Fund, Ultra Shares | Semiannual Report
1
REG124742-01  00315758

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Prime Advantage Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Government Money Fund, Sweep Shares

Ticker Symbol: SWGXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Sweep Shares*	$22	0.44% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$81,085
Number of Holdings	297
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	3.96%
Seven-Day Yield (without waivers)	3.95%
Seven-Day Effective Yield (with waivers)	4.04%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Gov
ernment
Money Fund, Sweep Shares | Semiannual Report
1
REG124723-01  00315765

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Sweep Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Government Money Fund, Investor Shares

Ticker Symbol: SNVXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$81,085
Number of Holdings	297
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	4.06%
Seven-Day Yield (without waivers)	4.05%
Seven-Day Effective Yield (with waivers)	4.14%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The S even-
Day Yield
(witho
ut waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Government Money Fund, Investor Shares | Semiannual Report
1
REG124722-01  00315763

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Government Money Fund, Ultra Shares

Ticker Symbol: SGUXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$81,085
Number of Holdings	297
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	4.21%
Seven-Day Yield (without waivers)	4.20%
Seven-Day Effective Yield (with waivers)	4.30%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares
of th
e fund.
Schwab Government Money Fund, Ultra Shares | Semiannual Report
1
REG124724-01  00315767

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab U.S. Treasury Money Fund, Investor Shares

Ticker Symbol: SNSXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$92,451
Number of Holdings	44
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	3.89%
Seven-Day Yield (without waivers)	3.88%
Seven-Day Effective Yield (with waivers)	3.96%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in addit ional share
s of the fund.
Schwab U.S. Treasury Money Fund, Investor Shares | Semiannual Report
1
REG124739-01  00315754

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab U.S. Treasury Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab U.S. Treasury Money Fund, Ultra Shares

Ticker Symbol: SUTXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Treasury Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$92,451
Number of Holdings	44
Weighted Average Maturity	38 Days
Seven-Day Yield (with waivers)	4.04%
Seven-Day Yield (without waivers)	4.03%
Seven-Day Effective Yield (with waivers)	4.12%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effe ct of
any applicable
waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the f
und.
Schwab U.S. Treasury Money Fund, Ultra Shares | Semiannual Report
1
REG124740-01  00315755

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab U.S. Treasury Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Treasury Obligations Money Fund, Investor Shares

Ticker Symbol: SNOXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$74,269
Number of Holdings	78
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	4.03%
Seven-Day Yield (without waivers)	4.02%
Seven-Day Effective Yield (with waivers)	4.11%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in a dditio
nal sh
ares
of the fund.
Schwab Treasury Obligations Money Fund, Investor Shares | Semiannual Report
1
REG124736-01  00315750

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Treasury Obligations Money Fund, Ultra Shares

Ticker Symbol: SCOXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Treasury Obligations Money Fund, Ultra Shares*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$74,269
Number of Holdings	78
Weighted Average Maturity	34 Days
Seven-Day Yield (with waivers)	4.18%
Seven-Day Yield (without waivers)	4.17%
Seven-Day Effective Yield (with waivers)	4.26%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven
-Day Yi
eld (wit
hou
t waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Treasury Obligations Money Fund, Ultra Shares | Semiannual Report
1
REG124738-01  00315751

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Treasury Obligations Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Municipal Money Fund, Investor Shares

Ticker Symbol: SWTXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$17,057
Number of Holdings	1,175
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	2.29%
Seven-Day Yield (without waivers)	2.29%
Seven-Day Effective Yield (with waivers)	2.32%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming inte
rest in
come i
s not reinvested and it reflects the effect of any
applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assumi ng
tha
t all i
nterest i
nco
me is reinvested in additional shares of the fund.
Schwab Municipal Money Fund, Investor Shares | Semiannual Report
1
REG124729-01  00315772

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Municipal Money Fund, Ultra Shares

Ticker Symbol: SWOXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$17,057
Number of Holdings	1,175
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	2.44%
Seven-Day Yield (without waivers)	2.44%
Seven-Day Effective Yield (with waivers)	2.47%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed si
nce th
e report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Municipal Money Fund, Ultra Shares | Semiannual Report
1
REG124730-01  00315771

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Municipal Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab AMT Tax-Free Money Fund, Investor Shares

Ticker Symbol: SWWXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$3,543
Number of Holdings	560
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	2.32%
Seven-Day Yield (without waivers)	2.30%
Seven-Day Effective Yield (with waivers)	2.34%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income
is reinvested in additional shares of the fund.
Schwab AMT Tax-Free Money Fund, Investor Shares | Semiannual Report
1
REG124718-01  00315741

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab AMT Tax-Free Money Fund, Ultra Shares

Ticker Symbol: SCTXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and ot
her i
nformation about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab AMT Tax-Free Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$3,543
Number of Holdings	560
Weighted Average Maturity	32 Days
Seven-Day Yield (with waivers)	2.47%
Seven-Day Yield (without waivers)	2.45%
Seven-Day Effective Yield (with waivers)	2.50%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

Largest Holdings by State % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming inte
rest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab AMT Tax-Free Money Fund, Ultra Shares | Semiannual Report
1
REG124719-01  00315743

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab AMT Tax-Free Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab California Municipal Money Fund, Investor Shares

Ticker Symbol: SWKXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$9,079
Number of Holdings	467
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	1.84%
Seven-Day Yield (without waivers)	1.83%
Seven-Day Effective Yield (with waivers)	1.86%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot gua rantee it will do so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impo se a fee upon the
sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab California Municipal Money Fund, Investor Shares | Semiannual Report
1
REG124720-01  00315745

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab California Municipal Money Fund, Ultra Shares

Ticker Symbol: SCAXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab California Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$9,079
Number of Holdings	467
Weighted Average Maturity	33 Days
Seven-Day Yield (with waivers)	1.99%
Seven-Day Yield (without waivers)	1.98%
Seven-Day Effective Yield (with waivers)	2.01%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab California Municipal Money Fund, Ultra Shares | Semiannual Report
1
REG124721-01  00315747

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab California Municipal Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab New York Municipal Money Fund, Investor Shares

Ticker Symbol: SWYXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Investor Shares*	$17	0.34% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$2,897
Number of Holdings	363
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	2.24%
Seven-Day Yield (without waivers)	2.23%
Seven-Day Effective Yield (with waivers)	2.27%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab New York Municipal Money Fund, Investor Shares | Semiannual Report
1
REG124732-01  00315770

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Investor Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab New York Municipal Money Fund, Ultra Shares

Ticker Symbol: SNYXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab New York Municipal Money Fund, Ultra Shares*	$9	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$2,897
Number of Holdings	363
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	2.39%
Seven-Day Yield (without waivers)	2.38%
Seven-Day Effective Yield (with waivers)	2.42%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured
or guaranteed
by the Federal Deposit Insurance Corporation or any other government agency. The fund may impose a fee upon the sale of your shares if the fund’s Board of Trustees or its delegate determines that the fee is in the best interests of the fund. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab New York Municipal Money Fund, Ultra Shares | Semiannual Report
1
REG124733-01  00315769

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab New York Municipal Money Fund, Ultra Shares | Semiannual Report

Semiannual Report |
June 30, 2025

Schwab Retirement Government Money Fund

Ticker Symbol: SNRXX

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2025, to June 30,
2025.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Retirement Government Money Fund*	$10	0.19% **
*
Expenses were reduced by a contractual fee waiver in effect for so long a
s the in
vestment adviser serves as adviser to the fund.
**
Annualized.

Statistics

Net Assets (millions)	$2,480
Number of Holdings	273
Weighted Average Maturity	35 Days
Seven-Day Yield (with waivers)	4.22%
Seven-Day Yield (without waivers)	4.20%
Seven-Day Effective Yield (with waivers)	4.30%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment
in the
fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
Schwab Retirement Government Money Fund | Semiannual Report
1
REG124734-01  00315768

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Retirement Government Money Fund | Semiannual Report

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Prime Advantage Money Fund

(formerly Schwab Value Advantage Money Fund®)

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
1

Schwab Prime Advantage Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.08%[4]	5.12%	5.03%	1.54%	0.04%[3]	0.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%[5]	0.34%	0.34%	0.31%[6,7]	0.11%[7]	0.28%[7,8]
Total expenses	0.35%[5]	0.35%	0.35%	0.35%[6]	0.35%	0.41%
Net investment income (loss)	4.17%[5]	4.99%	4.96%	1.97%	0.04%	0.47%
Net assets, end of period (x 1,000,000)	$240,562	$218,570	$169,906	$94,290	$42,245	$56,419

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
2
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.05	0.02	0.00 [2]	0.01
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [2]	0.01
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2,3]	(0.01)
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[2]	(0.01)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.16%[4]	5.28%	5.18%	1.66%	0.04%[3]	0.53%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%[5]	0.19%	0.19%	0.18%[6,7]	0.11%[7]	0.18%[7,8]
Total expenses	0.20%[5]	0.20%	0.20%	0.20%[6]	0.20%	0.26%
Net investment income (loss)	4.32%[5]	5.14%	5.08%	2.09%	0.04%	0.56%
Net assets, end of period (x 1,000,000)	$130,558	$118,180	$95,499	$69,065	$33,078	$37,882

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
3

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CERTIFICATES OF DEPOSIT 23.4% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.27%)	(a)	4.67%	07/01/25	08/01/25	300,000,000	300,000,000
(SOFR + 0.20%)	(a)	4.60%	07/01/25	09/02/25	200,000,000	200,000,000
		4.18%		10/01/25	100,000,000	100,000,000
		4.48%		10/08/25	440,000,000	440,000,000
(SOFR + 0.28%)	(a)	4.68%	07/01/25	10/24/25	200,000,000	200,000,000
		4.46%		11/06/25	500,000,000	500,000,000
		4.43%		11/10/25	500,000,000	500,000,000
(SOFR + 0.24%)	(a)	4.64%	07/01/25	12/19/25	400,000,000	400,000,000
(SOFR + 0.24%)	(a)	4.64%	07/01/25	12/26/25	500,000,000	500,000,000
		4.50%		01/07/26	600,000,000	600,000,000
		4.50%		01/09/26	600,000,000	600,000,000
(SOFR + 0.35%)	(a)	4.75%	07/01/25	02/06/26	300,000,000	300,000,000
(SOFR + 0.27%)	(a)	4.67%	07/01/25	03/09/26	500,000,000	500,000,000
		4.41%		03/17/26	473,000,000	473,000,000
(SOFR + 0.40%)	(a)	4.80%	07/01/25	03/25/26	500,000,000	500,000,000
(SOFR + 0.28%)	(a)	4.68%	07/01/25	04/02/26	1,000,000,000	1,000,000,000
(SOFR + 0.43%)	(a)	4.75%	07/01/25	04/15/26	500,000,000	500,000,000
		4.28%		04/17/26	250,000,000	250,000,000
(SOFR + 0.34%)	(a)	4.73%	07/01/25	04/27/26	600,000,000	600,000,000
(SOFR + 0.37%)	(a)	4.76%	07/01/25	07/09/26	500,000,000	500,000,000
(SOFR + 0.34%)	(a)	4.74%	07/01/25	07/10/26	600,000,000	600,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
		4.46%		08/14/25	250,000,000	250,000,000
BANK OF MONTREAL (LONDON BRANCH)
		4.38%		09/05/25	200,000,000	200,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(SOFR + 0.35%)	(a)	4.74%	07/01/25	11/03/25	500,000,000	500,000,000
(SOFR + 0.20%)	(a)	4.59%	07/01/25	12/12/25	700,000,000	700,000,000
BANK OF NOVA SCOTIA (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	4.64%		07/01/25	600,000,000	600,000,000
(SOFR + 0.27%)	(a)	4.66%	07/01/25	07/07/25	1,500,000,000	1,500,000,000
(SOFR + 0.27%)	(a)	4.66%	07/01/25	08/05/25	299,000,000	299,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)
(SOFR + 0.22%)	(a)	4.62%	07/01/25	07/30/25	400,000,000	400,000,000
(SOFR + 0.35%)	(a)	4.75%	07/01/25	10/21/25	750,000,000	750,000,000
(SOFR + 0.35%)	(a)	4.75%	07/01/25	10/24/25	1,000,000,000	1,000,000,000
(SOFR + 0.23%)	(a)	4.63%	07/01/25	11/14/25	346,000,000	346,000,000
(SOFR + 0.24%)	(a)	4.64%	07/01/25	11/14/25	368,000,000	368,000,000
See financial notes
4
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.24%)	(a)	4.64%	07/01/25	11/17/25	332,000,000	332,000,000
(SOFR + 0.23%)	(a)	4.63%	07/01/25	11/20/25	500,000,000	500,000,000
BAYERISCHE LANDESBANK (NEW YORK BRANCH)
		4.50%		08/28/25	300,000,000	300,000,000
BNP PARIBAS (NEW YORK BRANCH)
		4.47%		07/10/25	238,000,000	238,000,000
		4.46%		08/08/25	139,000,000	139,000,000
		4.43%		09/02/25	200,000,000	200,000,000
		4.42%		09/19/25	204,000,000	204,000,000
		4.46%		10/14/25	350,000,000	350,000,000
(SOFR + 0.21%)	(a)	4.60%	07/01/25	12/08/25	600,000,000	600,000,000
		4.35%		12/31/25	500,000,000	500,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
		4.41%		08/05/25	500,000,000	500,000,000
		4.41%		09/09/25	100,000,000	100,000,000
(SOFR + 0.21%)	(a)	4.60%	07/01/25	09/30/25	419,000,000	419,000,000
(SOFR + 0.36%)	(a)	4.75%	07/01/25	11/17/25	500,000,000	500,000,000
CITIBANK (NEW YORK STATE)
(SOFR + 0.26%)	(a)	4.66%	07/01/25	07/09/25	520,000,000	520,000,000
CITIBANK NA
		4.40%		10/22/25	400,000,000	400,000,000
(SOFR + 0.29%)	(a)	4.69%	07/01/25	11/17/25	675,000,000	675,000,000
(SOFR + 0.32%)	(a)	4.72%	07/01/25	11/24/25	300,000,000	300,000,000
(SOFR + 0.32%)	(a)	4.72%	07/01/25	12/12/25	500,000,000	500,000,000
		4.50%		02/23/26	750,000,000	750,000,000
(SOFR + 0.39%)	(a)	4.79%	07/01/25	03/26/26	500,000,000	500,000,000
COMMERZBANK AG (NEW YORK BRANCH)
		4.34%		07/02/25	315,000,000	315,000,000
		4.34%		07/07/25	1,530,000,000	1,530,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		4.46%		09/15/25	100,000,000	100,000,000
		4.47%		10/14/25	100,000,000	100,000,000
		4.48%		10/22/25	100,000,000	100,000,000
		4.44%		11/10/25	250,000,000	250,000,000
		4.29%		02/27/26	250,000,000	250,000,000
		4.26%		04/07/26	250,000,000	250,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)
		4.49%		07/21/25	350,000,000	350,000,000
		4.48%		08/04/25	225,000,000	225,000,000
		4.44%		08/06/25	360,000,000	360,000,000
		4.40%		09/18/25	461,000,000	461,000,000
		4.42%		11/05/25	599,100,000	599,100,000
CREDIT AGRICOLE SA (LONDON BRANCH)
		4.53%		07/16/25	211,000,000	211,000,000
		4.50%		07/21/25	718,000,000	718,000,000
		4.45%		08/06/25	1,160,000,000	1,160,000,000
		4.49%		08/07/25	600,000,000	600,000,000
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
5

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.45%		08/08/25	750,000,000	750,000,000
		4.48%		08/29/25	345,000,000	345,000,000
		4.38%		09/15/25	750,000,000	750,000,000
		4.41%		10/06/25	893,000,000	893,000,000
DNB BANK ASA (NEW YORK BRANCH)
		4.41%		09/05/25	500,000,000	500,000,000
LANDESBANK BADEN WUERTTEMBERG (NEW YORK BRANCH)
		4.34%		07/07/25	1,850,000,000	1,850,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.24%)	(a)	4.63%	07/01/25	07/15/25	296,000,000	296,000,000
(SOFR + 0.22%)	(a)	4.61%	07/01/25	08/12/25	345,000,000	345,000,000
(SOFR + 0.23%)	(a)	4.62%	07/01/25	08/18/25	775,000,000	775,000,000
(SOFR + 0.20%)	(a)	4.59%	07/01/25	09/02/25	595,000,000	595,000,000
(SOFR + 0.18%)	(a)	4.57%	07/01/25	09/09/25	426,000,000	426,000,000
(SOFR + 0.19%)	(a)	4.58%	07/01/25	09/15/25	438,000,000	438,000,000
(SOFR + 0.22%)	(a)	4.61%	07/01/25	10/06/25	480,000,000	480,000,000
(SOFR + 0.32%)	(a)	4.71%	07/01/25	11/04/25	245,000,000	245,000,000
(SOFR + 0.23%)	(a)	4.62%	07/01/25	11/19/25	44,000,000	44,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	4.65%	07/01/25	07/09/25	155,000,000	155,000,000
		4.48%		07/22/25	204,000,000	204,000,000
		4.46%		08/07/25	63,000,000	63,000,000
(SOFR + 0.21%)	(a)	4.61%	07/01/25	09/02/25	762,110,000	762,110,000
(SOFR + 0.19%)	(a)	4.59%	07/01/25	09/19/25	414,000,000	414,000,000
		4.43%		09/25/25	60,000,000	60,000,000
(SOFR + 0.22%)	(a)	4.62%	07/01/25	10/08/25	155,000,000	155,000,000
(SOFR + 0.27%)	(a)	4.67%	07/01/25	11/06/25	185,000,000	185,000,000
		4.46%		12/16/25	532,000,000	532,000,000
(SOFR + 0.22%)	(a)	4.62%	07/01/25	12/19/25	463,000,000	463,000,000
MUFG BANK LTD (NEW YORK BRANCH)
		4.46%		07/21/25	73,000,000	73,000,000
		4.45%		07/30/25	300,000,000	300,000,000
		4.48%		08/11/25	340,000,000	340,000,000
		4.49%		08/18/25	91,000,000	91,000,000
		4.41%		08/25/25	100,000,000	100,000,000
(SOFR + 0.19%)	(a)	4.59%	07/01/25	08/27/25	166,000,000	166,000,000
(SOFR + 0.18%)	(a)	4.58%	07/01/25	09/03/25	104,000,000	104,000,000
		4.46%		09/04/25	500,000,000	500,000,000
(SOFR + 0.19%)	(a)	4.59%	07/01/25	09/08/25	354,000,000	354,000,000
(SOFR + 0.19%)	(a)	4.59%	07/01/25	09/11/25	586,000,000	586,000,000
(SOFR + 0.35%)	(a)	4.75%	07/01/25	10/17/25	450,000,000	450,000,000
		4.45%		10/29/25	228,000,000	228,000,000
		4.45%		11/10/25	500,000,000	500,000,000
(SOFR + 0.26%)	(a)	4.66%	07/01/25	11/14/25	600,000,000	600,000,000
(SOFR + 0.24%)	(a)	4.64%	07/01/25	11/17/25	500,000,000	500,000,000
(SOFR + 0.22%)	(a)	4.62%	07/01/25	11/21/25	260,000,000	260,000,000
(SOFR + 0.25%)	(a)	4.65%	07/01/25	11/25/25	277,000,000	277,000,000
(SOFR + 0.22%)	(a)	4.62%	07/01/25	12/01/25	365,000,000	365,000,000
See financial notes
6
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.22%)	(a)	4.62%	07/01/25	12/05/25	500,000,000	500,000,000
(SOFR + 0.22%)	(a)	4.62%	07/01/25	12/10/25	500,000,000	500,000,000
(SOFR + 0.22%)	(a)	4.62%	07/01/25	12/11/25	500,000,000	500,000,000
		4.36%		12/18/25	200,000,000	200,000,000
(SOFR + 0.23%)	(a)	4.63%	07/01/25	12/19/25	500,000,000	500,000,000
NATIONAL AUSTRALIA BANK LTD (LONDON BRANCH)
		4.38%		09/05/25	500,000,000	500,000,000
NATIXIS (NEW YORK BRANCH)
(SOFR + 0.25%)	(a)	4.64%	07/01/25	07/07/25	500,000,000	500,000,000
		4.52%		07/08/25	1,400,000,000	1,400,000,000
(SOFR + 0.21%)	(a)	4.60%	07/01/25	11/17/25	500,000,000	500,000,000
		4.47%		12/11/25	416,000,000	416,000,000
NORDEA BANK ABP (NEW YORK BRANCH)
		4.44%		08/13/25	300,000,000	300,000,000
		4.40%		08/26/25	200,000,000	200,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
		4.43%		08/11/25	300,000,000	300,000,000
		4.44%		09/10/25	200,000,000	200,000,000
		4.44%		09/17/25	200,000,000	200,000,000
		4.44%		10/14/25	400,000,000	400,000,000
(SOFR + 0.27%)	(a)	4.67%	07/01/25	11/12/25	125,000,000	125,000,000
(SOFR + 0.20%)	(a)	4.60%	07/01/25	11/28/25	200,000,000	200,000,000
(SOFR + 0.22%)	(a)	4.62%	07/01/25	12/01/25	298,000,000	298,000,000
(SOFR + 0.30%)	(a)	4.70%	07/01/25	12/15/25	250,000,000	250,000,000
(SOFR + 0.24%)	(a)	4.64%	07/01/25	01/05/26	400,000,000	400,000,000
(SOFR + 0.24%)	(a)	4.64%	07/01/25	01/06/26	200,000,000	200,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.28%)	(a)	4.67%	07/01/25	08/11/25	1,000,000,000	1,000,000,000
(SOFR + 0.32%)	(a)	4.71%	07/01/25	05/15/26	12,300,000	12,298,593
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		4.44%		08/21/25	75,000,000	75,000,000
		4.46%		10/17/25	75,000,000	75,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(SOFR + 0.23%)	(a)	4.62%	07/01/25	07/30/25	300,000,000	300,000,000
(SOFR + 0.22%)	(a)	4.61%	07/01/25	08/08/25	711,000,000	711,000,000
(SOFR + 0.18%)	(a)	4.57%	07/01/25	08/25/25	200,000,000	200,000,000
(SOFR + 0.17%)	(a)	4.56%	07/01/25	08/26/25	200,000,000	200,000,000
(SOFR + 0.17%)	(a)	4.56%	07/01/25	09/12/25	875,000,000	875,000,000
(SOFR + 0.17%)	(a)	4.56%	07/01/25	09/15/25	250,000,000	250,000,000
(SOFR + 0.20%)	(a)	4.59%	07/01/25	09/16/25	569,000,000	569,000,000
(SOFR + 0.20%)	(a)	4.59%	07/01/25	09/18/25	500,000,000	500,000,000
(SOFR + 0.22%)	(a)	4.61%	07/01/25	10/09/25	425,000,000	425,000,000
(SOFR + 0.35%)	(a)	4.74%	07/01/25	10/15/25	250,000,000	250,000,000
(SOFR + 0.34%)	(a)	4.73%	07/01/25	10/31/25	500,000,000	500,000,000
(SOFR + 0.29%)	(a)	4.68%	07/01/25	11/04/25	300,000,000	300,000,000
(SOFR + 0.29%)	(a)	4.68%	07/01/25	11/05/25	300,000,000	300,000,000
(SOFR + 0.34%)	(a)	4.73%	07/01/25	11/05/25	165,000,000	165,000,000
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
7

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.25%)	(a)	4.64%	07/01/25	11/12/25	500,000,000	500,000,000
(SOFR + 0.22%)	(a)	4.61%	07/01/25	11/25/25	200,000,000	200,000,000
(SOFR + 0.23%)	(a)	4.62%	07/01/25	11/28/25	260,000,000	260,000,000
(SOFR + 0.23%)	(a)	4.62%	07/01/25	12/19/25	316,000,000	316,000,000
SUMITOMO MITSUI TRUST BANK LTD (LONDON BRANCH)
		4.48%		08/01/25	200,000,000	200,000,000
		4.48%		08/04/25	150,000,000	150,000,000
		4.50%		08/29/25	400,000,000	400,000,000
		4.50%		09/12/25	200,000,000	200,000,000
		4.50%		09/16/25	200,000,000	200,000,000
		4.50%		09/30/25	105,000,000	105,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
		4.48%		07/16/25	500,000,000	500,000,000
		4.45%		08/04/25	500,000,000	500,000,000
		4.45%		08/05/25	380,000,000	380,000,000
		4.45%		08/06/25	297,000,000	297,000,000
		4.43%		08/15/25	400,000,000	400,000,000
		4.43%		08/18/25	225,000,000	225,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
		4.38%		09/03/25	300,000,000	300,000,000
(SOFR + 0.18%)	(a)	4.58%	07/01/25	10/02/25	150,000,000	150,000,000
		4.39%		10/07/25	250,000,000	250,000,000
SWEDBANK AB (NEW YORK BRANCH)
		4.44%		08/26/25	50,000,000	50,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		5.40%		07/02/25	475,000,000	475,000,000
(SOFR + 0.28%)	(a)	4.68%	07/01/25	07/25/25	1,000,000,000	1,000,000,000
(SOFR + 0.27%)	(a)	4.67%	07/01/25	07/29/25	1,000,000,000	1,000,000,000
		4.72%		08/13/25	32,000,000	32,000,000
		4.58%		11/14/25	120,780,000	120,780,000
		4.55%		12/16/25	191,855,000	191,855,000
		4.51%		01/16/26	274,000,000	274,000,000
		4.36%		01/26/26	954,000,000	954,000,000
(EFFR + 0.38%)	(a)	4.71%	07/01/25	01/30/26	750,000,000	750,000,000
(SOFR + 0.32%)	(a)	4.72%	07/01/25	02/09/26	1,000,000,000	1,000,000,000
(SOFR + 0.31%)	(a)	4.71%	07/01/25	02/13/26	900,000,000	900,000,000
		4.52%		02/18/26	200,000,000	200,000,000
(SOFR + 0.30%)	(a)	4.70%	07/01/25	03/05/26	515,000,000	515,000,000
		4.34%		03/17/26	294,000,000	294,000,000
(SOFR + 0.30%)	(a)	4.70%	07/01/25	03/18/26	28,790,000	28,790,000
(SOFR + 0.35%)	(a)	4.75%	07/01/25	06/04/26	225,000,000	225,000,000
		4.35%		06/25/26	1,050,000,000	1,050,000,000
TRUIST BANK
		4.34%		07/02/25	250,000,000	250,000,000
		4.60%		07/07/25	230,000,000	230,000,000
		4.61%		07/09/25	1,330,000,000	1,330,000,000
		4.44%		07/31/25	500,000,000	500,000,000
		4.45%		07/31/25	1,000,000,000	1,000,000,000
See financial notes
8
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.44%		10/01/25	500,000,000	500,000,000
		4.35%		10/31/25	1,000,000,000	1,000,000,000
		4.35%		12/29/25	900,000,000	900,000,000
UBS AG (STAMFORD BRANCH)
(SOFR + 0.35%)	(a)	4.70%	07/01/25	10/17/25	500,000,000	500,000,000
WELLS FARGO BANK NA
(SOFR + 0.27%)	(a)	4.66%	07/01/25	03/02/26	500,000,000	500,000,000
Total Certificates Of Deposit (Cost $86,700,933,593)						86,700,933,593

ASSET-BACKED COMMERCIAL PAPER 9.4% OF NET ASSETS
ANTALIS SA
	(b)(c)(d)	4.38%		07/03/25	50,000,000	49,987,833
	(b)(c)(d)	4.47%		07/28/25	66,630,000	66,409,122
	(b)(c)(d)	4.46%		08/04/25	50,000,000	49,791,750
	(b)(c)(d)	4.48%		09/02/25	220,100,000	218,393,675
	(b)(c)(d)	4.48%		09/03/25	100,000,000	99,212,445
	(b)(c)(d)	4.48%		09/04/25	50,000,000	49,600,069
ATLANTIC ASSET SECURITIZATION LLC
	(b)(c)(d)	4.49%		08/11/25	153,600,000	152,832,043
	(b)(c)(d)	4.45%		10/06/25	50,000,000	49,408,569
	(b)(c)(d)	4.45%		10/14/25	100,000,000	98,719,583
	(b)(c)(d)	4.46%		12/17/25	50,000,000	48,976,611
	(b)(c)(d)	4.46%		12/18/25	190,000,000	186,088,111
	(b)(c)(d)	4.34%		12/29/25	100,000,000	97,863,194
BARCLAYS BANK PLC US COLLATERALIZED CP NOTES SERIES 2010-1
	(b)(c)(d)	4.50%		07/08/25	102,000,000	101,912,733
	(b)(c)(d)	4.53%		07/17/25	295,000,000	294,419,178
	(b)(c)(d)	4.51%		07/21/25	300,000,000	299,266,667
	(b)(c)(d)	4.48%		07/28/25	300,000,000	299,003,250
	(b)(c)(d)	4.49%		08/08/25	200,000,000	199,073,222
	(b)(c)(d)	4.50%		08/18/25	100,000,000	99,413,333
(SOFR + 0.21%)	(a)(b)(c)	4.60%	07/01/25	09/24/25	135,000,000	135,000,000
(SOFR + 0.21%)	(a)(b)(c)	4.60%	07/01/25	09/26/25	100,000,000	100,000,000
(SOFR + 0.35%)	(a)(b)(c)	4.74%	07/01/25	10/24/25	171,000,000	171,000,000
	(b)(c)(d)	4.47%		10/29/25	200,000,000	197,086,667
	(b)(c)(d)	4.48%		11/05/25	140,000,000	137,836,767
(SOFR + 0.26%)	(a)(b)(c)	4.65%	07/01/25	11/10/25	345,000,000	345,000,000
(SOFR + 0.23%)	(a)(b)(c)	4.62%	07/01/25	11/21/25	230,000,000	230,000,000
(SOFR + 0.24%)	(a)(b)(c)	4.64%	07/01/25	12/01/25	450,000,000	450,000,000
(SOFR + 0.24%)	(a)(b)(c)	4.63%	07/01/25	12/02/25	120,000,000	120,000,000
BARTON CAPITAL SA
	(b)(c)(d)	4.47%		07/22/25	100,000,000	99,742,167
	(b)(c)(d)	4.47%		07/23/25	100,000,000	99,729,889
	(b)(c)(d)	4.45%		07/25/25	29,150,000	29,064,105
	(b)(c)(d)	4.47%		07/25/25	100,000,000	99,705,333
	(b)(c)(d)	4.43%		08/15/25	100,000,000	99,452,500
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
9

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)(d)	4.43%		08/20/25	50,000,000	49,695,833
	(b)(c)(d)	4.45%		08/27/25	50,000,000	49,651,667
	(b)(c)(d)	4.45%		09/04/25	100,000,000	99,205,556
	(b)(c)(d)	4.43%		09/09/25	50,000,000	49,574,167
	(b)(c)(d)	4.43%		09/10/25	50,000,000	49,568,083
	(b)(c)(d)	4.44%		09/26/25	50,000,000	49,469,542
BEDFORD ROW FUNDING CORP
	(b)(c)(d)	4.46%		07/07/25	100,000,000	99,927,333
(SOFR + 0.27%)	(a)(b)(c)	4.66%	07/01/25	07/14/25	200,000,000	200,000,000
	(b)(c)(d)	4.46%		08/21/25	100,000,000	99,382,333
	(b)(c)(d)	4.40%		09/18/25	150,000,000	148,584,583
	(b)(c)(d)	4.40%		09/19/25	100,000,000	99,044,444
	(b)(c)(d)	4.42%		09/22/25	130,000,000	128,705,200
(SOFR + 0.20%)	(a)(b)(c)	4.59%	07/01/25	09/26/25	200,000,000	200,000,000
(SOFR + 0.20%)	(a)(b)(c)	4.59%	07/01/25	10/03/25	119,000,000	119,000,000
(SOFR + 0.25%)	(a)(b)(c)	4.64%	07/01/25	11/05/25	200,000,000	200,000,000
(SOFR + 0.22%)	(a)(b)(c)	4.61%	07/01/25	12/08/25	200,000,000	200,000,000
	(b)(c)(d)	4.35%		01/09/26	100,000,000	97,733,333
	(b)(c)(d)	4.32%		01/28/26	200,000,000	195,064,945
(SOFR + 0.24%)	(a)(b)(c)	4.63%	07/01/25	02/02/26	250,000,000	250,000,000
BENNINGTON STARK CAPITAL COMPANY LLC
	(b)(c)(d)	4.35%		07/02/25	273,211,000	273,177,987
	(b)(c)(d)	4.47%		08/14/25	8,817,000	8,769,369
	(b)(c)(d)	4.45%		08/15/25	273,072,000	271,570,104
CABOT TRAIL FUNDING LLC
	(b)(c)(d)	4.53%		07/11/25	149,800,000	149,617,743
	(b)(c)(d)	4.46%		07/17/25	99,000,000	98,808,160
	(b)(c)(d)	4.45%		07/24/25	246,000,000	245,308,467
	(b)(c)(d)	4.43%		07/25/25	88,000,000	87,745,387
	(b)(c)(d)	4.43%		08/01/25	55,000,000	54,794,926
	(b)(c)(d)	4.43%		08/05/25	75,000,000	74,684,271
	(b)(c)(d)	4.43%		08/11/25	100,000,000	99,506,861
	(b)(c)(d)	4.41%		08/27/25	30,000,000	29,794,325
	(b)(c)(d)	4.45%		08/27/25	50,000,000	49,655,625
	(b)(c)(d)	4.47%		08/29/25	90,000,000	89,355,425
	(b)(c)(d)	4.35%		09/10/25	82,000,000	81,311,063
	(b)(c)(d)	4.45%		09/18/25	150,000,000	148,551,667
	(b)(c)(d)	4.42%		09/26/25	150,000,000	148,434,000
	(b)(c)(d)	4.39%		10/30/25	70,000,000	68,988,306
(SOFR + 0.24%)	(a)(b)(c)	4.63%	07/01/25	11/13/25	225,000,000	225,000,000
	(b)(c)(d)	4.44%		01/09/26	100,000,000	97,690,667
CAFCO LLC
	(b)(c)(d)	4.34%		07/01/25	29,100,000	29,100,000
	(b)(c)(d)	4.58%		07/07/25	110,000,000	109,918,050
	(b)(c)(d)	4.48%		07/23/25	100,000,000	99,732,333
	(b)(c)(d)	4.42%		07/25/25	100,000,000	99,711,333
	(b)(c)(d)	4.48%		07/28/25	50,000,000	49,835,750
	(b)(c)(d)	4.46%		07/29/25	125,000,000	124,576,111
	(b)(c)(d)	4.46%		07/30/25	100,000,000	99,648,778
See financial notes
10
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)(d)	4.43%		08/22/25	100,000,000	99,373,111
	(b)(c)(d)	4.44%		08/26/25	50,000,000	49,662,444
	(b)(c)(d)	4.43%		09/16/25	100,000,000	99,065,306
CHARIOT FUNDING LLC
(SOFR + 0.25%)	(a)(b)(c)	4.65%	07/01/25	10/06/25	400,000,000	400,000,000
(SOFR + 0.32%)	(a)(b)(c)	4.72%	07/01/25	11/03/25	175,000,000	175,000,000
(SOFR + 0.33%)	(a)(b)(c)	4.73%	07/01/25	11/06/25	240,000,000	240,000,000
(SOFR + 0.38%)	(a)(b)(c)	4.78%	07/01/25	11/21/25	100,000,000	100,000,000
(SOFR + 0.38%)	(a)(b)(c)	4.78%	07/01/25	11/26/25	100,000,000	100,000,000
(SOFR + 0.38%)	(a)(b)(c)	4.78%	07/01/25	12/02/25	100,000,000	100,000,000
(SOFR + 0.26%)	(a)(b)(c)	4.66%	07/01/25	12/03/25	225,000,000	225,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.70%	07/01/25	12/16/25	100,000,000	100,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.70%	07/01/25	12/19/25	150,000,000	150,000,000
(SOFR + 0.28%)	(a)(b)(c)	4.68%	07/01/25	12/29/25	131,000,000	131,000,000
(SOFR + 0.28%)	(a)(b)(c)	4.68%	07/01/25	01/07/26	80,000,000	80,000,000
CHARTA LLC
	(b)(c)(d)	4.34%		07/01/25	74,400,000	74,400,000
	(b)(c)(d)	4.58%		07/07/25	50,000,000	49,962,750
	(b)(c)(d)	4.47%		07/09/25	100,000,000	99,902,667
	(b)(c)(d)	4.48%		07/23/25	100,000,000	99,732,333
	(b)(c)(d)	4.42%		07/25/25	100,000,000	99,711,333
	(b)(c)(d)	4.46%		07/29/25	50,000,000	49,830,444
	(b)(c)(d)	4.46%		07/30/25	100,000,000	99,648,778
	(b)(c)(d)	4.43%		08/18/25	75,000,000	74,567,000
	(b)(c)(d)	4.44%		08/25/25	100,000,000	99,336,944
	(b)(c)(d)	4.44%		08/26/25	50,000,000	49,662,444
	(b)(c)(d)	4.45%		08/29/25	50,000,000	49,643,542
	(b)(c)(d)	4.47%		08/29/25	75,000,000	74,462,854
	(b)(c)(d)	4.38%		09/11/25	100,000,000	99,144,000
	(b)(c)(d)	4.45%		09/18/25	100,000,000	99,036,639
CHESHAM FIN LTD / CHESHAM FIN LLC SERIES 3
	(b)(c)(d)	4.34%		07/01/25	355,000,000	355,000,000
	(b)(c)(d)	4.35%		07/01/25	100,000,000	100,000,000
CHESHAM FIN LTD / CHESHAM FIN LLC SERIES 4
	(b)(c)(d)	4.34%		07/01/25	70,000,000	70,000,000
	(b)(c)(d)	4.35%		07/01/25	280,000,000	280,000,000
COLLATERALIZED COMMERCIAL PAPER V CO LLC
(SOFR + 0.24%)	(a)(b)	4.63%	07/01/25	10/01/25	200,000,000	200,000,000
(SOFR + 0.24%)	(a)(b)	4.63%	07/01/25	10/02/25	250,000,000	250,000,000
(SOFR + 0.33%)	(a)(b)	4.72%	07/01/25	11/05/25	300,000,000	300,000,000
(SOFR + 0.32%)	(a)(b)	4.71%	07/01/25	11/06/25	435,000,000	435,000,000
(SOFR + 0.30%)	(a)(b)	4.69%	07/01/25	12/22/25	365,000,000	365,000,000
(SOFR + 0.28%)	(a)(b)	4.67%	07/01/25	01/05/26	500,000,000	500,000,000
(SOFR + 0.28%)	(a)(b)	4.67%	07/01/25	01/06/26	263,000,000	263,000,000
(SOFR + 0.38%)	(a)(b)	4.77%	07/01/25	01/27/26	194,000,000	194,000,000
(SOFR + 0.33%)	(a)(b)	4.72%	07/01/25	02/06/26	245,000,000	245,000,000
(SOFR + 0.29%)	(a)(b)	4.68%	07/01/25	02/10/26	130,000,000	130,000,000
	(b)	4.37%		02/26/26	300,000,000	300,000,000
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
11

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CONCORD MINUTEMEN CAPITAL CO LLC SERIES C
(SOFR + 0.30%)	(a)(b)(c)	4.69%	07/01/25	08/11/25	34,000,000	34,000,000
(SOFR + 0.25%)	(a)(b)(c)	4.64%	07/01/25	08/28/25	50,000,000	50,000,000
(SOFR + 0.25%)	(a)(b)(c)	4.64%	07/01/25	09/03/25	65,000,000	65,000,000
(SOFR + 0.25%)	(a)(b)(c)	4.64%	07/01/25	10/01/25	86,000,000	86,000,000
CRC FUNDING LLC
	(b)(c)(d)	4.34%		07/01/25	70,200,000	70,200,000
	(b)(c)(d)	4.58%		07/07/25	25,000,000	24,981,375
	(b)(c)(d)	4.46%		07/23/25	50,000,000	49,866,778
	(b)(c)(d)	4.42%		07/25/25	50,000,000	49,855,667
	(b)(c)(d)	4.46%		07/29/25	75,000,000	74,745,667
	(b)(c)(d)	4.44%		08/25/25	75,000,000	74,502,708
	(b)(c)(d)	4.44%		08/26/25	150,000,000	148,987,333
	(b)(c)(d)	4.45%		08/29/25	125,000,000	124,108,854
FAIRWAY FINANCE CO LLC
	(b)(c)(d)	4.49%		07/10/25	55,000,000	54,939,638
	(b)(c)(d)	4.45%		10/23/25	65,000,000	64,104,625
FALCON ASSET FUNDING LLC
(SOFR + 0.24%)	(a)(b)(c)	4.64%	07/01/25	10/09/25	69,000,000	69,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.70%	07/01/25	12/11/25	250,000,000	250,000,000
(SOFR + 0.30%)	(a)(b)(c)	4.70%	07/01/25	12/16/25	292,000,000	292,000,000
(SOFR + 0.28%)	(a)(b)(c)	4.68%	07/01/25	01/05/26	123,900,000	123,900,000
(SOFR + 0.28%)	(a)(b)(c)	4.68%	07/01/25	01/07/26	150,000,000	150,000,000
(SOFR + 0.29%)	(a)(b)(c)	4.69%	07/01/25	01/23/26	200,000,000	200,000,000
(SOFR + 0.37%)	(a)(b)(c)	4.77%	07/01/25	02/06/26	224,390,000	224,390,000
GOTHAM FUNDING CORP
	(b)(c)(d)	4.46%		07/28/25	50,000,000	49,834,625
	(b)(c)(d)	4.46%		07/31/25	500,000,000	498,179,167
	(b)(c)(d)	4.43%		08/05/25	100,000,000	99,574,167
	(b)(c)(d)	4.47%		08/08/25	100,000,000	99,538,722
	(b)(c)(d)	4.43%		08/22/25	125,000,000	124,209,167
	(b)(c)(d)	4.45%		09/17/25	100,000,000	99,046,667
	(b)(c)(d)	4.45%		09/18/25	200,000,000	198,068,889
	(b)(c)(d)	4.44%		09/19/25	140,000,000	138,634,222
GREAT BEAR FUNDING LLC / GREAT BEAR FUNDING DAC
	(b)(c)(d)	4.35%		07/01/25	561,000,000	561,000,000
	(b)(c)(d)	4.35%		07/02/25	283,000,000	282,965,804
	(b)(c)(d)	4.35%		07/03/25	100,000,000	99,975,833
	(b)(c)(d)	4.35%		07/07/25	316,000,000	315,770,900
LIBERTY STREET FUNDING LLC
	(b)(c)(d)	4.43%		08/07/25	125,000,000	124,443,715
	(b)(c)(d)	4.47%		08/13/25	200,000,000	198,956,056
	(b)(c)(d)	4.44%		08/27/25	225,000,000	223,439,625
	(b)(c)(d)	4.44%		08/28/25	250,000,000	248,235,833
	(b)(c)(d)	4.33%		08/29/25	100,000,000	99,305,111
	(b)(c)(d)	4.33%		09/05/25	200,000,000	198,445,333
	(b)(c)(d)	4.42%		09/25/25	50,000,000	49,484,000
	(b)(c)(d)	4.42%		09/29/25	99,730,000	98,652,916
See financial notes
12
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)(d)	4.42%		09/30/25	100,000,000	98,908,000
	(b)(c)(d)	4.37%		12/29/25	75,000,000	73,389,854
LION BAY FUNDING LLC
	(b)(c)(d)	4.34%		07/01/25	136,000,000	136,000,000
	(b)(c)(d)	4.35%		07/01/25	100,000,000	100,000,000
	(b)(c)(d)	4.35%		07/02/25	150,000,000	149,981,875
LMA AMERICAS LLC
	(b)(c)(d)	4.43%		08/18/25	50,000,000	49,708,000
	(b)(c)(d)	4.43%		08/20/25	50,000,000	49,695,833
	(b)(c)(d)	4.43%		09/19/25	27,550,000	27,284,908
	(b)(c)(d)	4.43%		09/22/25	50,000,000	49,500,847
	(b)(c)(d)	4.44%		09/23/25	50,000,000	49,487,833
	(b)(c)(d)	4.45%		10/07/25	50,000,000	49,402,472
	(b)(c)(d)	4.45%		10/08/25	50,000,000	49,396,375
	(b)(c)(d)	4.46%		10/09/25	33,500,000	33,090,556
MAINBEACH FUNDING LLC
(SOFR + 0.27%)	(a)(b)(c)	4.66%	07/01/25	10/03/25	392,000,000	392,000,000
MANHATTAN ASSET FUNDING COMPANY LLC
	(b)(c)(d)	4.43%		08/04/25	150,000,000	149,379,500
	(b)(c)(d)	4.48%		08/15/25	50,000,000	49,726,250
MATCHPOINT FINANCE PLC
	(b)(c)(d)	4.34%		07/01/25	132,600,000	132,600,000
	(b)(c)(d)	4.47%		07/21/25	62,000,000	61,847,756
METLIFE SHORT TERM FUNDING LLC
	(b)(c)(d)	4.32%		01/29/26	166,098,000	161,980,062
NIEUW AMSTERDAM RECEIVABLES CORPORATION BV
	(b)(c)(d)	4.42%		10/31/25	165,000,000	162,567,625
OLD LINE FUNDING LLC
	(b)(c)(d)	4.51%		07/15/25	50,000,000	49,915,222
	(b)(c)(d)	4.44%		07/24/25	200,000,000	199,445,444
	(b)(c)(d)	4.39%		09/18/25	200,000,000	198,112,778
	(b)(c)(d)	4.39%		12/04/25	100,000,000	98,132,333
	(b)(c)(d)	4.35%		01/09/26	100,000,000	97,733,333
PARADELLE FUNDING LLC
	(b)(c)(d)	4.27%		07/08/25	150,000,000	149,879,542
	(b)(c)(d)	4.55%		07/30/25	120,000,000	119,574,667
(SOFR + 0.32%)	(a)(b)(c)	4.71%	07/01/25	09/29/25	180,000,000	180,000,000
(SOFR + 0.26%)	(a)(b)(c)	4.65%	07/01/25	01/07/26	300,000,000	300,000,000
	(b)(c)(d)	4.35%		01/20/26	145,000,000	141,557,740
PODIUM FUNDING TRUST
	(b)(d)	4.50%		07/17/25	89,000,000	88,825,956
	(b)(d)	4.47%		07/21/25	100,000,000	99,754,444
	(b)(d)	4.47%		07/22/25	107,000,000	106,724,118
	(b)(d)	4.47%		08/07/25	150,000,000	149,326,292
(SOFR + 0.22%)	(a)(b)	4.61%	07/01/25	09/03/25	124,000,000	124,000,000
	(b)(d)	4.41%		09/15/25	40,000,000	39,635,200
	(b)(d)	4.43%		10/01/25	100,000,000	98,893,444
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
13

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(d)	4.43%		10/02/25	240,000,000	237,315,400
	(b)(d)	4.45%		10/28/25	75,000,000	73,921,563
(SOFR + 0.21%)	(a)(b)	4.60%	07/01/25	11/21/25	150,000,000	150,000,000
(SOFR + 0.22%)	(a)(b)	4.61%	07/01/25	12/05/25	252,000,000	252,000,000
	(b)(d)	4.46%		12/19/25	73,000,000	71,488,170
PRICOA SHORT TERM FUNDING LLC
(SOFR + 0.20%)	(a)(b)(c)	4.60%	07/01/25	09/15/25	25,000,000	25,000,000
	(b)(c)(d)	4.46%		11/03/25	78,000,000	76,821,875
RIDGEFIELD FUNDING COMPANY LLC
(SOFR + 0.18%)	(a)(b)(c)	4.57%	07/01/25	09/09/25	275,000,000	275,000,000
(SOFR + 0.18%)	(a)(b)(c)	4.57%	07/01/25	09/12/25	310,000,000	310,000,000
(SOFR + 0.22%)	(a)(b)(c)	4.61%	07/01/25	09/25/25	104,000,000	104,000,000
	(b)(c)(d)	4.42%		09/29/25	342,000,000	338,306,400
	(b)(c)(d)	4.49%		11/25/25	81,071,000	79,617,735
(SOFR + 0.23%)	(a)(b)(c)	4.62%	07/01/25	12/04/25	74,000,000	74,000,000
SHEFFIELD RECEIVABLES COMPANY LLC
	(b)(c)(d)	4.47%		07/22/25	125,000,000	124,677,708
	(b)(c)(d)	4.47%		07/24/25	131,000,000	130,630,071
	(b)(c)(d)	4.46%		07/31/25	200,000,000	199,273,333
	(b)(c)(d)	4.44%		08/05/25	250,000,000	248,932,986
	(b)(c)(d)	4.44%		08/14/25	110,000,000	109,409,789
	(b)(c)(d)	4.43%		08/18/25	100,000,000	99,416,000
	(b)(c)(d)	4.45%		09/03/25	100,000,000	99,217,778
	(b)(c)(d)	4.35%		09/09/25	200,000,000	198,343,333
	(b)(c)(d)	4.45%		09/18/25	75,000,000	74,275,833
STARBIRD FUNDING CORP
	(b)(c)(d)	4.47%		07/16/25	175,000,000	174,681,354
	(b)(c)(d)	4.47%		07/23/25	95,000,000	94,743,394
	(b)(c)(d)	4.46%		08/07/25	300,000,000	298,655,667
	(b)(c)(d)	4.47%		08/11/25	200,000,000	199,004,611
	(b)(c)(d)	4.47%		08/12/25	70,000,000	69,643,117
	(b)(c)(d)	4.48%		10/20/25	200,000,000	197,299,000
(SOFR + 0.22%)	(a)(b)(c)	4.61%	07/01/25	11/21/25	205,000,000	205,000,000
(SOFR + 0.23%)	(a)(b)(c)	4.62%	07/01/25	12/10/25	250,000,000	250,000,000
THUNDER BAY FUNDING LLC
	(b)(c)(d)	4.40%		08/21/25	100,000,000	99,388,000
	(b)(c)(d)	4.39%		09/18/25	200,000,000	198,112,778
	(b)(c)(d)	4.44%		10/23/25	100,000,000	98,625,667
VERSAILLES COMMERCIAL PAPER LLC
	(b)(c)(d)	4.41%		07/10/25	110,000,000	109,880,375
	(b)(c)(d)	4.41%		07/11/25	100,000,000	99,879,167
	(b)(c)(d)	4.48%		08/22/25	100,000,000	99,367,333
	(b)(c)(d)	4.44%		09/03/25	200,000,000	198,442,667
	(b)(c)(d)	4.46%		10/07/25	186,000,000	183,772,133
VICTORY RECEIVABLES CORP
	(b)(c)(d)	4.47%		07/03/25	44,000,000	43,989,171
	(b)(c)(d)	4.46%		07/29/25	190,000,000	189,348,300
	(b)(c)(d)	4.43%		08/06/25	300,000,000	298,686,000
See financial notes
14
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)(c)(d)	4.43%		08/22/25	100,000,000	99,367,333
	(b)(c)(d)	4.45%		08/27/25	200,000,000	198,606,667
	(b)(c)(d)	4.41%		09/05/25	150,000,000	148,812,000
	(b)(c)(d)	4.45%		09/17/25	250,000,000	247,616,667
	(b)(c)(d)	4.45%		09/18/25	116,000,000	114,879,956
Total Asset-Backed Commercial Paper (Cost $34,854,276,119)						34,854,276,119

FINANCIAL COMPANY COMMERCIAL PAPER 11.6% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD
(SOFR + 0.15%)	(a)(c)	4.54%	07/01/25	08/28/25	185,000,000	185,000,000
(SOFR + 0.14%)	(a)(c)	4.53%	07/01/25	09/05/25	350,000,000	350,000,000
(SOFR + 0.19%)	(a)(c)	4.58%	07/01/25	12/12/25	500,000,000	500,000,000
BANK OF NOVA SCOTIA
(SOFR + 0.28%)	(a)(c)	4.67%	07/01/25	08/12/25	1,000,000,000	1,000,000,000
BARCLAYS BANK UK PLC
	(c)(d)	4.35%		07/01/25	500,000,000	500,000,000
	(c)(d)	4.35%		07/02/25	550,000,000	549,933,542
	(c)(d)	4.35%		07/03/25	325,000,000	324,921,458
	(c)(d)	4.35%		07/07/25	207,000,000	206,849,925
	(c)(d)	4.36%		07/07/25	500,000,000	499,637,500
BNP PARIBAS SA
	(c)(d)	4.32%		09/11/25	300,000,000	297,462,000
	(c)(d)	4.37%		09/12/25	350,000,000	346,969,486
(SOFR + 0.20%)	(a)(c)	4.59%	07/01/25	10/01/25	435,000,000	435,000,000
BOFA SECURITIES INC
	(c)(d)	4.55%		07/25/25	150,000,000	149,560,000
(SOFR + 0.30%)	(a)(c)	4.70%	07/01/25	08/01/25	342,000,000	342,000,000
	(c)(d)	4.65%		08/20/25	700,000,000	695,634,722
	(c)(d)	4.57%		09/02/25	250,000,000	248,066,250
	(c)(d)	4.58%		09/11/25	250,000,000	247,790,000
(SOFR + 0.32%)	(a)(c)	4.72%	07/01/25	09/11/25	250,000,000	250,000,000
(SOFR + 0.17%)	(a)(c)	4.57%	07/01/25	10/10/25	83,000,000	83,000,000
(SOFR + 0.19%)	(a)(c)	4.59%	07/01/25	10/14/25	250,000,000	250,000,000
	(c)(d)	4.41%		10/20/25	500,000,000	493,370,833
(SOFR + 0.21%)	(a)(c)	4.61%	07/01/25	12/03/25	280,000,000	280,000,000
(SOFR + 0.23%)	(a)(c)	4.63%	07/01/25	12/12/25	500,000,000	500,000,000
	(c)(d)	4.38%		01/12/26	500,000,000	488,516,667
(SOFR + 0.41%)	(a)(c)	4.81%	07/01/25	01/26/26	300,000,000	300,000,000
(SOFR + 0.40%)	(a)(c)	4.80%	07/01/25	02/04/26	350,000,000	350,000,000
BPCE SA
	(c)(d)	4.46%		07/24/25	300,000,000	299,164,333
	(c)(d)	4.47%		08/04/25	539,000,000	536,775,427
	(c)(d)	4.47%		08/05/25	235,000,000	234,003,861
	(c)(d)	4.46%		08/06/25	560,000,000	557,558,400
	(c)(d)	4.48%		08/06/25	61,000,000	60,732,820
(SOFR + 0.16%)	(a)(c)	4.55%	07/01/25	09/18/25	700,000,000	700,000,000
(SOFR + 0.28%)	(a)(c)	4.67%	07/01/25	11/03/25	500,000,000	500,000,000
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
15

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.26%)	(a)(c)	4.65%	07/01/25	11/05/25	600,000,000	600,000,000
(SOFR + 0.26%)	(a)(c)	4.65%	07/01/25	11/06/25	200,000,000	200,000,000
CITIGROUP GLOBAL MARKETS INC
	(c)(d)	4.52%		09/10/25	189,000,000	187,371,082
(SOFR + 0.32%)	(a)(c)	4.72%	07/01/25	09/10/25	500,000,000	500,000,000
(SOFR + 0.25%)	(a)(c)	4.65%	07/01/25	01/02/26	500,000,000	500,000,000
COMMONWEALTH BANK OF AUSTRALIA
(SOFR + 0.15%)	(a)(c)	4.54%	07/01/25	08/28/25	200,000,000	200,000,000
(SOFR + 0.15%)	(a)(c)	4.54%	07/01/25	09/02/25	200,000,000	200,000,000
(SOFR + 0.15%)	(a)(c)	4.54%	07/01/25	09/04/25	75,000,000	75,000,000
DBS BANK LTD
	(c)(d)	4.40%		07/01/25	200,000,000	200,000,000
	(c)(d)	4.40%		07/02/25	212,800,000	212,774,287
	(c)(d)	4.43%		08/04/25	43,500,000	43,320,055
	(c)(d)	4.42%		08/11/25	300,000,000	298,506,917
	(c)(d)	4.44%		09/26/25	200,000,000	197,878,167
DNB BANK ASA
	(c)(d)	4.42%		07/14/25	200,000,000	199,686,556
	(c)(d)	4.44%		08/12/25	199,000,000	197,992,397
	(c)(d)	4.43%		08/22/25	199,265,000	198,020,147
	(c)(d)	4.38%		08/25/25	220,000,000	218,559,764
	(c)(d)	4.38%		08/26/25	124,100,000	123,271,839
	(c)(d)	4.35%		12/12/25	250,000,000	245,148,333
DZ BANK AG (NEW YORK BRANCH)
	(c)(d)	4.32%		07/01/25	1,370,000,000	1,370,000,000
FEDERATION DES CAISSES DESJARDINS DU QUEBEC
	(c)(d)	4.35%		07/07/25	100,000,000	99,927,667
	(c)(d)	4.44%		08/12/25	100,000,000	99,493,667
	(c)(d)	4.38%		08/25/25	300,000,000	298,033,750
	(c)(d)	4.37%		08/29/25	300,000,000	297,895,667
ING US FUNDING LLC
	(b)(c)(d)	4.45%		07/21/25	125,000,000	124,697,917
	(b)(c)(d)	4.45%		07/22/25	250,000,000	249,365,625
	(b)(c)(d)	4.41%		08/28/25	250,000,000	248,255,972
(SOFR + 0.29%)	(a)(b)(c)	4.69%	07/01/25	10/28/25	300,000,000	300,000,000
(SOFR + 0.30%)	(a)(b)	4.70%	07/01/25	11/05/25	500,000,000	500,000,000
(SOFR + 0.20%)	(a)(b)(c)	4.60%	07/01/25	12/02/25	500,000,000	500,000,000
(SOFR + 0.21%)	(a)(b)	4.61%	07/01/25	12/16/25	500,000,000	500,000,000
JP MORGAN SECURITIES LLC
(SOFR + 0.37%)	(a)(c)	4.77%	07/01/25	12/22/25	630,000,000	630,000,000
MIZUHO BANK LTD (SINGAPORE BRANCH)
	(c)(d)	4.48%		08/11/25	400,000,000	397,979,611
	(c)(d)	4.46%		08/22/25	500,000,000	496,818,611
	(c)(d)	4.49%		08/26/25	500,000,000	496,550,556
	(c)(d)	4.46%		08/29/25	500,000,000	496,390,347
	(c)(d)	4.45%		09/03/25	325,000,000	322,463,556
See financial notes
16
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIONAL AUSTRALIA BANK LTD
	(c)(d)	4.36%		10/27/25	200,000,000	197,181,111
NATIONWIDE BUILDING SOCIETY
	(c)(d)	4.45%		08/26/25	100,000,000	99,316,333
NATIXIS (NEW YORK BRANCH)
	(d)	4.47%		08/05/25	470,000,000	468,003,153
NRW BANK
	(c)(d)	4.52%		09/22/25	300,000,000	296,977,417
OVERSEA-CHINESE BANKING CORPORATION LTD
	(c)(d)	4.42%		08/07/25	150,000,000	149,326,292
	(c)(d)	4.42%		08/11/25	300,000,000	298,506,917
	(c)(d)	4.42%		08/12/25	300,000,000	298,470,500
	(c)(d)	4.44%		08/19/25	288,000,000	286,279,120
(SOFR + 0.15%)	(a)(c)	4.54%	07/01/25	09/05/25	145,000,000	145,000,000
(SOFR + 0.19%)	(a)(c)	4.58%	07/01/25	11/21/25	200,000,000	199,990,968
ROYAL BANK OF CANADA
	(c)(d)	4.22%		10/03/25	824,700,000	815,978,797
	(c)(d)	4.46%		10/07/25	400,000,000	395,355,889
(SOFR + 0.35%)	(a)(c)	4.74%	07/01/25	12/04/25	675,000,000	675,000,000
(SOFR + 0.21%)	(a)(c)	4.60%	07/01/25	12/11/25	750,000,000	750,000,000
	(c)(d)	4.50%		02/02/26	1,000,000,000	974,170,000
(SOFR + 0.27%)	(a)(c)	4.66%	07/01/25	03/16/26	1,000,000,000	1,000,000,000
SANTANDER UK PLC
	(d)	4.42%		08/01/25	600,000,000	597,739,583
	(d)	4.45%		09/04/25	1,000,000,000	992,055,556
SKANDINAVISKA ENSKILDA BANKEN AB
	(c)(d)	4.50%		07/16/25	500,000,000	499,093,229
(SOFR + 0.26%)	(a)(c)	4.66%	07/01/25	07/16/25	250,000,000	250,000,000
(SOFR + 0.26%)	(a)(c)	4.66%	07/01/25	07/21/25	200,000,000	200,000,000
(SOFR + 0.26%)	(a)(c)	4.66%	07/01/25	07/28/25	500,000,000	500,000,000
	(c)(d)	4.27%		04/01/26	200,000,000	193,713,222
SOCIETE GENERALE SA
	(c)(d)	4.54%		07/31/25	500,000,000	498,133,333
	(c)(d)	4.50%		08/06/25	100,000,000	99,556,000
	(c)(d)	4.46%		08/26/25	241,750,000	240,093,475
	(c)(d)	4.46%		08/27/25	200,000,000	198,605,083
SUMITOMO MITSUI TRUST BANK LTD (SINGAPORE BRANCH)
	(c)(d)	4.48%		07/29/25	108,755,000	108,380,279
	(c)(d)	4.45%		08/06/25	19,300,000	19,215,080
SVENSKA HANDELSBANKEN AB
(SOFR + 0.14%)	(a)(c)	4.54%	07/01/25	09/05/25	350,000,000	350,000,000
	(c)(d)	4.33%		12/30/25	300,000,000	293,569,333
SWEDBANK AB
	(c)(d)	4.45%		08/12/25	398,000,000	395,980,150
	(c)(d)	4.38%		08/25/25	100,000,000	99,345,347
(SOFR + 0.16%)	(a)(c)	4.56%	07/01/25	09/11/25	500,000,000	500,000,000
(SOFR + 0.15%)	(a)(c)	4.55%	07/01/25	09/15/25	500,000,000	500,000,000
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
17

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(c)(d)	4.36%		09/17/25	100,000,000	99,074,833
(SOFR + 0.16%)	(a)(c)	4.56%	07/01/25	09/23/25	250,000,000	250,000,000
(SOFR + 0.21%)	(a)(c)	4.61%	07/01/25	09/26/25	75,000,000	75,000,000
(SOFR + 0.19%)	(a)(c)	4.59%	07/01/25	10/10/25	250,000,000	250,000,000
(SOFR + 0.19%)	(a)(c)	4.59%	07/01/25	10/14/25	200,000,000	200,000,000
	(c)(d)	4.34%		12/29/25	250,000,000	244,657,986
TORONTO-DOMINION BANK/THE
	(c)(d)	4.50%		10/09/25	680,500,000	672,371,805
(EFFR + 0.45%)	(a)(c)	4.78%	07/01/25	11/14/25	822,000,000	822,000,000
(SOFR + 0.30%)	(a)(c)	4.70%	07/01/25	03/25/26	560,000,000	560,000,000
UBS AG (LONDON BRANCH)
	(c)(d)	4.50%		08/27/25	98,700,000	98,013,953
(SOFR + 0.29%)	(a)(c)	4.69%	07/01/25	11/12/25	200,000,000	200,000,000
(SOFR + 0.23%)	(a)(c)	4.63%	07/01/25	11/26/25	200,000,000	200,000,000
(SOFR + 0.24%)	(a)(c)	4.64%	07/01/25	01/02/26	500,000,000	500,000,000
UNITED OVERSEAS BANK LTD
(SOFR + 0.20%)	(a)(c)	4.60%	07/01/25	09/26/25	300,000,000	300,000,000
(SOFR + 0.20%)	(a)(c)	4.60%	07/01/25	10/27/25	300,000,000	300,000,000
Total Financial Company Commercial Paper (Cost $43,143,504,458)						43,143,504,458

NON-FINANCIAL COMPANY COMMERCIAL PAPER 0.8% OF NET ASSETS
AUTOMATIC DATA PROCESSING INC
	(c)(d)	4.33%		07/01/25	50,000,000	50,000,000
	(c)(d)	4.34%		07/02/25	770,000,000	769,907,172
PHILIP MORRIS INTERNATIONAL INC
	(c)(d)	4.35%		07/01/25	600,000,000	600,000,000
	(c)(d)	4.35%		07/02/25	500,000,000	499,939,584
	(c)(d)	4.35%		07/03/25	100,000,000	99,975,833
	(c)(d)	4.35%		07/07/25	143,000,000	142,896,325
	(c)(d)	4.36%		07/07/25	275,000,000	274,800,625
TOTALENERGIES CAPITAL SA
	(b)(c)(d)	4.48%		10/17/25	512,300,000	505,568,378
TOYOTA CREDIT CANADA INC
	(d)	4.63%		08/25/25	50,000,000	49,657,778
	(d)	4.60%		09/02/25	50,000,000	49,610,625
Total Non-Financial Company Commercial Paper (Cost $3,042,356,320)						3,042,356,320

NON-NEGOTIABLE TIME DEPOSITS 9.4% OF NET ASSETS
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)
		4.34%		07/01/25	2,400,000,000	2,400,000,000
		4.35%		07/01/25	1,800,000,000	1,800,000,000
		4.35%		07/02/25	3,200,000,000	3,200,000,000
See financial notes
18
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)
		4.35%		07/02/25	400,000,000	400,000,000
BANCO SANTANDER SA (NEW YORK BRANCH)
		4.33%		07/01/25	1,000,000,000	1,000,000,000
CANADIAN IMPERIAL BANK OF COMMERCE
		4.33%		07/01/25	3,900,000,000	3,900,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
		4.33%		07/01/25	200,000,000	200,000,000
DBS BANK LTD
		4.35%		07/01/25	300,000,000	300,000,000
		4.35%		07/03/25	600,000,000	600,000,000
ING BANK NV
		4.34%		07/01/25	2,910,000,000	2,910,000,000
		4.34%		07/02/25	1,190,000,000	1,190,000,000
		4.35%		07/03/25	1,130,000,000	1,130,000,000
		4.34%		07/07/25	1,595,000,000	1,595,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)
		4.34%		07/01/25	300,000,000	300,000,000
		4.34%		07/02/25	300,000,000	300,000,000
		4.34%		07/03/25	600,000,000	600,000,000
NATIONAL BANK OF CANADA
		4.34%		07/01/25	500,000,000	500,000,000
		4.34%		07/02/25	500,000,000	500,000,000
NORDDEUTSCHE LANDESBANK GIROZENTRALE (NEW YORK BRANCH)
		4.36%		07/02/25	470,000,000	470,000,000
		4.36%		07/07/25	455,000,000	455,000,000
ROYAL BANK OF CANADA
		4.33%		07/01/25	4,250,000,000	4,250,000,000
SANTANDER UK PLC
		4.34%		07/01/25	1,000,000,000	1,000,000,000
		4.34%		07/02/25	1,085,000,000	1,085,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK BRANCH)
		4.33%		07/01/25	4,500,000,000	4,500,000,000
		4.34%		07/07/25	400,000,000	400,000,000
Total Non-Negotiable Time Deposits (Cost $34,985,000,000)						34,985,000,000

See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
19

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OTHER INSTRUMENTS 0.4% OF NET ASSETS
BANK OF AMERICA NA
(SOFR + 0.31%)	(a)	4.71%	07/01/25	05/22/26	500,000,000	500,000,000
		4.23%		07/07/26	515,000,000	515,000,000
		4.23%		07/13/26	500,000,000	500,000,000
Total Other Instruments (Cost $1,515,000,000)						1,515,000,000

VARIABLE RATE DEMAND NOTES 0.6% OF NET ASSETS
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	(e)	4.52%		07/07/25	1,000,000	1,000,000
CALIFORNIA PUBLIC FINANCE AUTH
RB (ADVENTIST HEALTH) SERIES 2024B (LOC: BARCLAYS BANK PLC)	(e)	4.35%		07/07/25	71,000,000	71,000,000
RB (ADVENTIST HEALTH) SERIES 2024C (LOC: PNC BANK NA)	(e)	4.35%		07/07/25	85,000,000	85,000,000
CELLMARK, INC
TAXABLE NOTES SERIES 2018A (LOC: SWEDBANK AB)	(e)	4.40%		07/07/25	140,000,000	140,000,000
COLORADO HOUSING & FINANCE AUTH
S/F MORTGAGE BONDS CLASS I SERIES 2024F2 (LIQ: TD BANK NA)	(e)	4.37%		07/07/25	11,325,000	11,325,000
S/F MORTGAGE BONDS CLASS I SERIES 2025D2 (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	17,500,000	17,500,000
S/F MORTGAGE BONDS CLASS II SERIES 2023A2 (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	9,600,000	9,600,000
S/F MORTGAGE CLASS I BONDS SERIES 2019L2 (LIQ: BANK OF AMERICA NA)	(e)	4.35%		07/07/25	12,350,000	12,350,000
S/F MORTGAGE CLASS I BONDS SERIES 2023N2 (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	22,000,000	22,000,000
S/F MORTGAGE CLASS I BONDS SERIES 2024A2 (LIQ: BANK OF AMERICA NA)	(e)	4.35%		07/07/25	30,750,000	30,750,000
S/F MORTGAGE CLASS I BONDS SERIES 2024B2 (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	14,740,000	14,740,000
S/F MORTGAGE CLASS I BONDS SERIES 2024C2 (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	30,490,000	30,490,000
S/F MORTGAGE CLASS I BONDS SERIES 2025G2 (LIQ: BANK OF AMERICA NA)	(e)	4.35%		07/07/25	15,910,000	15,910,000
S/F MORTGAGE CLASS I BONDS SERIES 2025H2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	4.35%		07/07/25	18,380,000	18,380,000
S/F MORTGAGE CLASS II RB SERIES 2023F2 (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	24,400,000	24,400,000
SF MORTGAGE BONDS SERIES 2023M2 (LIQ: BANK OF AMERICA NA)	(e)	4.35%		07/07/25	19,000,000	19,000,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	(e)	4.35%		07/07/25	37,000,000	37,000,000
CYNTHIA REESE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2023 (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	28,830,000	28,830,000
See financial notes
20
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	(e)	4.52%		07/07/25	1,500,000	1,500,000
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	(e)	4.52%		07/07/25	2,410,000	2,410,000
ECMC GROUP INC
STUDENT LOAN BACKED BONDS SERIES 2024-2 (LOC: ROYAL BANK OF CANADA)	(e)	4.37%		07/07/25	108,000,000	108,000,000
GINA RISTOW BELLING 2022
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2024 (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	37,170,000	37,170,000
GREYSHOE ISSUING TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	31,640,000	31,640,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	(e)	4.35%		07/07/25	50,000,000	50,000,000
ILLINOIS HOUSING DEVELOPMENT AUTH
HOUSING BONDS SERIES 2017A2 (LIQ: FEDERAL HOME LOAN BANKS)	(e)	4.34%		07/07/25	29,850,000	29,850,000
ILLINOIS HSG DEV AUTH 2016
M/F RB SERIES 2022C (LIQ: FEDERAL HOME LOAN BANKS)	(e)	4.35%		07/07/25	10,645,000	10,645,000
ILLINOIS HSG DEVELOPMENT AUTH MARCH 2016
S/F RB SERIES 2024G (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	56,665,000	56,665,000
S/F TAXABLE RB SERIES 2023J (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	14,500,000	14,500,000
IOWA STUDENT LOAN LIQUIDITY CORP
TAXABLE RB SERIES 20231 (LOC: ROYAL BANK OF CANADA)	(e)	4.37%		07/07/25	50,115,000	50,115,000
J MACE MEEKS 2022 INSURANCE TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	4,970,000	4,970,000
JEFFERSON MENIFEE LLC
TAXABLE VARIABLE RATE DEMAND M/F HOUSING RB (JEFFERSON MENIFEE APTS) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	56,330,000	56,330,000
JEFFERSON WESTCHESTER LLC
TAXABLE M/F HOUSING RB (JEFFERSON WESTCHESTER APTS) SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	8,940,000	8,940,000
KEEP MEMORY ALIVE
TAXABLE VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: PNC BANK NA)	(e)	4.42%		07/07/25	28,700,000	28,700,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF MONTREAL)	(e)	4.50%		07/07/25	1,840,000	1,840,000
MACON-BIBB CNTY INDUSTRIAL AUTH
IDRB SERIES 2015 (LOC: BANK OF AMERICA NA)	(e)	4.38%		07/01/25	1,710,000	1,710,000
MASSACHUSETTS HFA
TAXABLE S/F HOUSING RB SERIES 244 (LIQ: ROYAL BANK OF CANADA)	(b)(e)	4.35%		07/07/25	20,000,000	20,000,000
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
21

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MICHIGAN HOUSING DEVELOPMENT AUTH
S/F GO BONDS SERIES 2025-1 (LOC: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	22,000,000	22,000,000
MOUNTAIN BANYAN QUALIFIED OPPORTUNITY ZONE BUSINESS LLC
TAXABLE M/F HOUSING RB SERIES 2023A (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	45,000,000	45,000,000
NORTH TEXAS HIGHER EDUCATION AUTH INC
TAXABLE NOTES SERIES 2023-1 (LOC: ROYAL BANK OF CANADA)	(e)	4.37%		07/07/25	42,998,000	42,998,000
NUVEEN CREDIT STRATEGIES INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SOCIETE GENERALE SA)	(c)(e)	4.45%		07/07/25	62,000,000	62,000,000
NUVEEN FLOATING RATE INCOME FUND
VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(e)	4.45%		07/07/25	113,000,000	113,000,000
NUVEEN PREFERRED & INCOME OPPORTUNITIES FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(c)(e)	4.45%		07/07/25	37,500,000	37,500,000
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES B (LOC: BARCLAYS BANK PLC)	(c)(e)	4.45%		07/07/25	100,000,000	100,000,000
NUVEEN VARIABLE RATE PREFERRED & INCOME FUND
TAXABLE VARIABLE RATE DEMAND PREFERRED SHARES SERIES A (LOC: TORONTO-DOMINION BANK/THE)	(c)(e)	4.45%		07/07/25	21,250,000	21,250,000
OLATHE
TAXABLE IDRB (DIAMANT BOART) SERIES 1997B (LOC: SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH))	(e)	4.49%		07/07/25	8,900,000	8,900,000
PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY
TAXABLE EDUCATION LOAN RB SERIES 2024A (LOC: BANK OF AMERICA NA)	(e)	4.35%		07/07/25	32,260,000	32,260,000
PHILIP BRYAN WISE 2022 TRUST IRREVOCABLE
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	5,410,000	5,410,000
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 79T2 (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	23,700,000	23,700,000
HOMEOWNERSHIP OPPORTUNITY BONDS SERIES 82T2 (LIQ: ROYAL BANK OF CANADA)	(e)	4.35%		07/07/25	26,000,000	26,000,000
SANTA CLARA VALLEY TRANSPORTATION AUTH
TAXABLE SALES TAX RB SERIES 2025B1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(e)	4.36%		07/07/25	12,875,000	12,875,000
TAXABLE SALES TAX RB SERIES 2025B2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(e)	4.35%		07/07/25	12,875,000	12,875,000
SHIL PARK IRREVOCABLE LIFE INSURANCE
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2019 (LOC: FEDERAL HOME LOAN BANKS; VISTA BANK TEXAS)	(e)	4.45%		07/07/25	16,095,000	16,095,000
See financial notes
22
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
SUB WATER REFUNDING RB SERIES 2021A (LIQ: BANK OF AMERICA NA)	(e)	4.35%		07/07/25	132,550,000	132,550,000
TAXABLE WATER REFUNDING RB SERIES 2022C1 (LIQ: TD BANK NA)	(e)	4.36%		07/07/25	10,000,000	10,000,000
TAXABLE WATER REFUNDING RB SERIES 2022C2 (LIQ: PNC BANK NA)	(e)	4.45%		07/07/25	38,115,000	38,115,000
SRM HAYWARD LLC
TAXABLE VARIABLE RATE DEMAND RB (BELLARA SR LIVING) SERIES 2022A (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	30,400,000	30,400,000
SUNSHINE ENCINITAS LLC
TAXABLE M/F HOUSING RB (SUNSHINE GARDEN APTS) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	11,600,000	11,600,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	(e)	4.52%		07/07/25	5,885,000	5,885,000
TEXAS
TAXABLE VETERANS BONDS SERIES 2025A (LIQ: TEXAS (STATE OF))	(e)	4.35%		07/07/25	25,000,000	25,000,000
THOMAS J MUELLER LEGACY TRUST
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2025 (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	78,650,000	78,650,000
TRIBOROUGH BRIDGE & TUNNEL AUTH
GENERAL REFUNDING RB SERIES 2018E (LOC: UBS AG)	(e)	4.34%		07/07/25	63,970,000	63,970,000
VSL PROPERTY HOLDINGS STB LLC
TAXABLE BONDS SERIES 2024 (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.40%		07/07/25	17,390,000	17,390,000
WILSHIRE
TAXABLE VARIABLE RATE DEMAND MF HOUSING RB (3325 WILSHIRE APARTMENTS) SERIES 2024A (LOC: FEDERAL HOME LOAN BANKS)	(e)	4.45%		07/07/25	32,000,000	32,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	(e)	4.40%		07/07/25	51,450,000	51,450,000
Total Variable Rate Demand Notes (Cost $2,183,133,000)						2,183,133,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 40.8% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 15.8%
BANCO SANTANDER SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	611,074,678	611,000,000
(Collateralized by U.S. Government Agency Securities valued at $629,330,001, 1.50% - 7.50%, due 01/01/27 - 01/01/55)
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
23

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BANK OF AMERICA NA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	203,024,811	203,000,000
(Collateralized by U.S. Treasury Securities valued at $207,060,072, 4.88%, due 11/30/25)
BANK OF MONTREAL
Issued 06/30/25, repurchase date 07/01/25		4.38%		07/01/25	200,024,333	200,000,000
(Collateralized by U.S. Treasury Securities valued at $204,024,852, 2.00% - 4.25%, due 05/15/39 - 02/15/54)
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	815,099,611	815,000,000
(Collateralized by U.S. Government Agency Securities valued at $839,552,600, 1.50% - 6.50%, due 07/01/28 - 05/15/60)
BNP PARIBAS SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	815,099,611	815,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $853,271,656, 0.13% - 7.04%, due 07/31/27 - 08/20/63)
BOFA SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,119,258,989	2,119,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,175,626,695, 0.13% - 5.84%, due 10/25/32 - 02/20/73)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,200,268,889	2,200,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,257,442,335, 1.00% - 6.00%, due 09/25/27 - 05/20/74)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	406,049,622	406,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $418,166,600, 0.13% - 7.50%, due 08/15/25 - 04/20/75)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	201,124,579	201,100,000
(Collateralized by U.S. Treasury Securities valued at $205,122,067, 0.75% - 4.88%, due 04/30/26 - 02/15/27)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	162,019,800	162,000,000
(Collateralized by U.S. Government Agency Securities valued at $166,880,394, 4.50% - 5.50%, due 01/01/55 - 02/01/55)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,119,258,989	2,119,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,201,211,861, 0.00% - 7.00%, due 07/15/25 - 07/01/55)
See financial notes
24
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.41%		07/01/25	6,111,348,549	6,110,600,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $6,293,917,402, 1.50% - 8.00%, due 01/01/27 - 07/01/55)
GOLDMAN SACHS & CO LLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	4,230,517,000	4,230,000,000
(Collateralized by U.S. Government Agency Securities valued at $4,318,933,991, 1.25% - 7.50%, due 03/01/27 - 01/20/72)
JP MORGAN SECURITIES LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	203,024,755	203,000,000
(Collateralized by U.S. Government Agency Securities valued at $209,090,001, 2.50% - 7.50%, due 12/20/30 - 03/20/65)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	7,335,896,500	7,335,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $7,551,289,001, 0.13% - 8.78%, due 04/15/26 - 03/15/67)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	8,149,995,989	8,149,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,391,749,546, 0.13% - 12.30%, due 10/15/26 - 05/15/67)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	815,099,611	815,000,000
(Collateralized by U.S. Government Agency Securities valued at $839,450,001, 0.13% - 6.00%, due 12/25/26 - 06/20/55)
MIZUHO SECURITIES USA LLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,059,129,433	1,059,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,090,770,001, 0.13% - 7.50%, due 09/01/25 - 07/01/55)
MUFG SECURITIES AMERICAS INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	41,005,011	41,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $42,619,074, 0.00% - 7.00%, due 08/12/25 - 09/20/54)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	407,049,744	407,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $417,777,010, 0.13% - 7.50%, due 10/15/26 - 12/01/61)
RBC DOMINION SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,956,239,067	1,956,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,012,123,286, 0.00% - 8.00%, due 07/31/25 - 12/15/66)
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
25

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
ROYAL BANK OF CANADA
Issued 05/09/25, repurchase date 07/18/25		4.33%		07/07/25	3,021,289,167	3,000,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,097,528,775, 0.00% - 8.50%, due 07/03/25 - 11/20/64)
Issued 05/23/25, repurchase date 07/21/25		4.33%		07/07/25	2,455,217,325	2,442,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,511,953,169, 0.00% - 6.75%, due 07/03/25 - 05/15/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,223,149,478	1,223,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,259,613,249, 0.63% - 7.50%, due 11/01/26 - 07/01/55)
TRUIST BANK
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,630,199,222	1,630,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,678,900,000, 1.50% - 2.00%, due 09/01/50 - 12/01/51)
WELLS FARGO BANK NA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	8,143,995,256	8,143,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,414,679,222, 0.00% - 7.50%, due 07/31/25 - 06/20/65)
Issued 06/25/25, repurchase date 07/02/25		4.35%		07/02/25	2,034,719,579	2,033,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,115,330,709, 0.13% - 7.00%, due 08/15/26 - 06/01/55)
						58,627,700,000
U.S. TREASURY REPURCHASE AGREEMENTS 19.7%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,892,230,719	1,892,000,000
(Collateralized by U.S. Treasury Securities valued at $1,929,840,059, 0.13% - 5.00%, due 09/30/25 - 02/15/54)
BANCO SANTANDER SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,576,192,622	1,576,000,000
(Collateralized by U.S. Treasury Securities valued at $1,607,520,065, 0.13% - 4.88%, due 03/31/26 - 05/15/55)
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	700,085,361	700,000,000
(Collateralized by U.S. Treasury Securities valued at $714,087,073, 1.25% - 4.63%, due 07/15/26 - 02/15/48)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	75,635,849	75,626,627
(Collateralized by U.S. Treasury Securities valued at $77,148,584, 0.00% - 4.63%, due 07/24/25 - 08/15/54)
BNP PARIBAS SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,542,188,038	1,542,000,000
(Collateralized by U.S. Treasury Securities valued at $1,573,031,800, 0.00% - 6.13%, due 07/15/25 - 11/15/52)
See financial notes
26
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BOFA SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	2,276,277,546	2,276,000,000
(Collateralized by U.S. Treasury Securities valued at $2,321,520,052, 0.13% - 4.63%, due 02/15/41 - 08/15/54)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,226,149,504	1,226,000,000
(Collateralized by U.S. Treasury Securities valued at $1,250,520,016, 0.13% - 4.63%, due 07/31/25 - 02/15/55)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	5,595,682,279	5,595,000,000
(Collateralized by U.S. Treasury Securities valued at $5,706,900,085, 0.13% - 6.88%, due 08/15/25 - 05/15/55)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	420,051,217	420,000,000
(Collateralized by U.S. Treasury Securities valued at $428,452,275, 0.38% - 4.63%, due 12/31/25 - 08/15/31)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	348,042,437	348,000,000
(Collateralized by U.S. Treasury Securities valued at $354,960,096, 0.00% - 4.88%, due 07/03/25 - 02/15/55)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	700,085,556	700,000,000
(Collateralized by U.S. Treasury Securities valued at $714,087,309, 1.88% - 4.38%, due 05/15/40 - 02/15/50)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.25%		07/01/25	87,010,271	87,000,000
(Collateralized by U.S. Treasury Securities valued at $87,010,341, 2.25%, due 08/15/27)
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	9,001,100,000	9,000,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,000,004, 0.13% - 4.00%, due 01/15/28 - 05/15/43)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	7,005,856,167	7,005,000,000
(Collateralized by U.S. Treasury Securities valued at $7,145,100,116, 0.13% - 4.50%, due 07/15/31 - 05/15/40)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	3,153,385,367	3,153,000,000
(Collateralized by U.S. Treasury Securities valued at $3,216,060,190, 0.13% - 4.38%, due 12/15/27 - 05/15/31)
GOLDMAN SACHS & CO LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	2,592,316,080	2,592,000,000
(Collateralized by U.S. Treasury Securities valued at $2,643,840,009, 0.00% - 6.75%, due 07/08/25 - 02/15/55)
JP MORGAN SECURITIES LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	8,757,067,746	8,756,000,000
(Collateralized by U.S. Treasury Securities valued at $8,931,120,012, 0.13% - 6.38%, due 01/15/26 - 02/15/48)
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
27

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	8,757,067,746	8,756,000,000
(Collateralized by U.S. Treasury Securities valued at $8,931,120,041, 0.25% - 6.25%, due 06/30/26 - 11/15/53)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	3,852,469,730	3,852,000,000
(Collateralized by U.S. Treasury Securities valued at $3,929,040,033, 0.00% - 6.63%, due 07/10/25 - 02/15/50)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	8,757,067,746	8,756,000,000
(Collateralized by U.S. Treasury Securities valued at $8,931,120,008, 0.13% - 6.75%, due 07/15/25 - 08/15/53)
MUFG SECURITIES AMERICAS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,226,149,504	1,226,000,000
(Collateralized by U.S. Treasury Securities valued at $1,250,520,029, 0.00% - 4.63%, due 09/09/25 - 11/15/51)
RBC DOMINION SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	2,137,260,595	2,137,000,000
(Collateralized by U.S. Treasury Securities valued at $2,180,005,810, 0.00% - 5.00%, due 07/03/25 - 05/15/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,472,179,502	1,472,000,000
(Collateralized by U.S. Treasury Securities valued at $1,501,440,031, 0.50% - 5.00%, due 08/31/25 - 05/15/54)
						73,142,626,627
OTHER REPURCHASE AGREEMENTS** 5.3%
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.41%		07/01/25	98,512,066	98,500,000
(Collateralized by U.S. Treasury Securities valued at $100,482,325, 0.00% - 3.00%, due 08/21/25 - 02/15/55)
BNP PARIBAS SA
Issued 06/25/25, repurchase date 07/02/25		4.42%		07/02/25	965,829,364	965,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,010,789,837, 1.35% - 9.25%, due 10/01/25 - 01/01/00)
Issued 06/30/25, repurchase date 07/07/25		4.42%		07/07/25	1,201,031,333	1,200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,365,116,864, 0.96% - 16.67%, due 07/25/25 - 04/25/70)
Issued 05/15/25, repurchase date 09/05/25		4.61%		08/04/25	909,335,250	900,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $1,049,976,738, 2.80% - 11.39%, due 04/20/26 - 01/01/00)
Issued 05/15/25, repurchase date 08/25/25		4.61%		08/04/25	616,327,225	610,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $710,662,760, 0.00% - 13.00%, due 05/01/26 - 04/17/36)
See financial notes
28
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BOFA SECURITIES INC
Issued 05/29/25, repurchase date 09/02/25	(a)	4.68%	07/01/25	08/04/25	252,177,500	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $287,168,203, 2.50% -
6.31%, due 09/22/26 - 08/25/69)
(SOFR + 0.29%)

Issued 05/29/25, repurchase date 09/02/25	(a)	4.69%	07/01/25	08/04/25	226,963,938	225,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $236,250,006, 1.50% -
9.25%, due 08/25/25 - 01/01/00)
(SOFR+0.30%)

Issued 06/11/25, repurchase date 10/14/25	(a)	4.89%	07/01/25	09/28/25	276,774,593	272,700,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $294,516,171, 0.00%, due 01/01/00) (SOFR + 0.50%)
Issued 06/23/25, repurchase date 10/21/25	(a)	4.89%	07/01/25	09/29/25	455,990,250	450,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $486,000,001, 0.00%, due 01/01/00) (SOFR + 0.50%)
Issued 06/10/25, repurchase date 10/10/25	(a)	4.82%	07/01/25	10/03/25	837,702,708	825,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $948,750,001, 0.00% -
13.56%, due 07/15/25 - 10/15/17)
(SOFR +0.43%)

Issued 06/11/25, repurchase date 10/10/25	(a)	4.82%	07/01/25	10/03/25	253,815,833	250,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $287,500,002, 3.38% -
12.25%, due 04/15/26 - 01/01/00)
(SOFR +0.43%)

CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	250,030,486	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,116,440, 0.50% - 4.00%, due 10/31/27 - 02/28/30)
Issued 06/30/25, repurchase date 10/14/25	(a)	4.70%	07/01/25	08/04/25	1,002,068,067	997,510,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,077,310,887, 0.00%, due
01/01/49 - 01/01/00)
(SOFR + 0.31%)

Issued 04/29/25, repurchase date 08/12/25	(a)	4.70%	07/01/25	08/04/25	1,265,829,861	1,250,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,350,000,065, 0.00%, due
12/31/49 - 01/01/00)
(SOFR + 0.31%)

See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
29

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/24/25, repurchase date 07/01/25		4.39%		07/01/25	100,085,361	100,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $106,116,663, 1.79% - 8.88%, due 07/15/25 - 01/01/00)
JP MORGAN SECURITIES LLC
Issued 04/23/25, repurchase date 10/20/25	(a)	4.74%	07/01/25	09/29/25	408,374,000	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $435,803,247, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 04/30/25, repurchase date 10/27/25	(a)	4.74%	07/01/25	09/29/25	408,005,333	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $435,412,608, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 05/07/25, repurchase date 11/03/25	(a)	4.74%	07/01/25	09/29/25	509,545,833	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $543,768,660, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 05/07/25, repurchase date 11/03/25	(a)	4.74%	07/01/25	09/29/25	1,375,773,750	1,350,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $1,563,331,708, 0.01% -
19.04%, due 12/22/25 - 01/01/00)
(SOFR + 0.35%)

Issued 05/29/25, repurchase date 11/25/25	(a)	4.74%	07/01/25	09/29/25	812,956,000	800,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $867,581,757, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 06/11/25, repurchase date 12/08/25	(a)	4.74%	07/01/25	09/29/25	444,343,700	438,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $474,204,728, 0.00%, due 01/01/00) (SOFR + 0.35%)
Issued 04/04/25, repurchase date 10/01/25	(a)	4.79%	07/01/25	09/29/25	1,842,631,000	1,800,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $2,093,604,901, 0.00% -
29.79%, due 09/01/25 - 01/01/00)
(SOFR + 0.40%)

Issued 05/07/25, repurchase date 11/03/25	(a)	4.79%	07/01/25	09/29/25	310,884,382	305,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $353,223,471, 0.00% -
12.00%, due 07/15/25 - 01/01/00)
(SOFR + 0.40%)

See financial notes
30
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/27/25, repurchase date 12/24/25	(a)	4.79%	07/01/25	09/29/25	759,380,417	750,000,000
(Collateralized by common stocks, ETFs, corporate bonds,
asset backed securities, or non-agency collateralized
mortgage obligations valued at $862,845,001, 0.00% -
16.89%, due 10/16/25 - 01/01/00)
(SOFR + 0.40%)

MIZUHO SECURITIES USA LLC
Issued 06/30/25, repurchase date 07/01/25		4.43%		07/01/25	80,009,844	80,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $86,400,090, 0.00%, due 01/01/00)
RBC CAPITAL MARKETS LLC
Issued 06/25/25, repurchase date 07/02/25		4.42%		07/02/25	900,773,500	900,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $945,812,953, 0.00% - 10.20%, due 11/24/25 - 01/01/00)
WELLS FARGO SECURITIES LLC
Issued 05/19/25, repurchase date 11/14/25		4.92%		11/14/25	512,231,667	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $589,066,964, 0.00% - 12.58%, due 07/15/25 - 06/25/70)
Issued 06/30/25, repurchase date 12/26/25		4.94%		12/26/25	307,368,833	300,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $353,474,185, 0.00% - 14.72%, due 07/22/26 - 01/25/70)
Issued 06/05/25, repurchase date 12/30/25		4.86%		12/30/25	205,616,000	200,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $215,897,461, 1.10% - 7.50%, due 08/18/25 - 01/01/00)
Issued 06/05/25, repurchase date 12/30/25		4.96%		12/30/25	360,030,222	350,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $414,034,949, 0.01% - 13.31%, due 05/07/30 - 01/25/69)
Issued 06/05/25, repurchase date 12/31/25		4.86%		12/31/25	802,007,700	780,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $842,108,111, 0.75% - 8.75%, due 07/13/25 - 01/01/00)
Issued 06/16/25, repurchase date 01/09/26		4.86%		01/09/26	513,972,500	500,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $591,068,376, 0.57% - 8.78%, due 07/15/26 - 07/25/69)
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
31

Schwab Prime Advantage Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/16/25, repurchase date 01/09/26		4.96%		01/09/26	151,809,552	147,600,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $174,580,985, 2.25% - 10.71%, due 02/25/30 - 05/25/70)
Issued 06/26/25, repurchase date 01/21/26		4.87%		01/21/26	411,309,222	400,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $473,005,606, 0.66% - 8.76%, due 06/15/26 - 04/25/58)
						19,544,310,000
Total Repurchase Agreements (Cost $151,314,636,627)						151,314,636,627
Total Investments in Securities (Cost $357,738,840,117)						357,738,840,117

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 01/01/00.

(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Credit-enhanced or liquidity-enhanced.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $73,542,935,615 or 19.8% of net assets.

(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CP —	Commercial paper
DAC —	Designated Activity Company
DEV —	Development
EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
32
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$206,424,203,490
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		151,314,636,627
Cash		11,454,331,209
Receivables:
Fund shares sold		2,245,582,523
Investments sold		1,500,000,000
Interest		926,357,435
Prepaid expenses	+	2,711,897
Total assets		373,867,823,181

Liabilities
Payables:
Fund shares redeemed		2,112,983,992
Investments bought		309,577,344
Distributions to shareholders		262,369,770
Investment adviser and administrator fees		54,260,747
Shareholder service fees		4,929,192
Accrued expenses	+	3,369,281
Total liabilities		2,747,490,326
Net assets		$371,120,332,855

Net Assets by Source
Capital received from investors		$371,115,866,555
Total distributable earnings	+	4,466,300
Net assets		$371,120,332,855

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$240,562,109,294		240,557,489,414		$1.00
Ultra Shares	$130,558,223,561		130,555,443,767		$1.00

See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
33

Schwab Prime Advantage Money Fund
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$7,662,372,094
Other Interest	+	261,753,039
Total investment income		7,924,125,133

Expenses
Investment adviser and administrator fees		334,001,767
Shareholder service fees:
Investor Shares		170,971,418
Registration fees		5,753,767
Custodian fees		997,212
Portfolio accounting fees		898,061
Shareholder reports		852,104
Professional fees		192,234
Independent trustees’ fees		144,233
Transfer agent fees		625
Other expenses	+	736,880
Total expenses		514,548,301
Expense reduction	–	9,575,116
Net expenses	–	504,973,185
Net investment income		7,419,151,948

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		135,092
Increase in net assets resulting from operations		$7,419,287,040
See financial notes
34
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$7,419,151,948	$15,184,286,611
Net realized gains	+	135,092	100,864
Increase in net assets from operations		$7,419,287,040	$15,184,387,475

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($4,747,503,024 )	($9,733,563,689 )
Ultra Shares	+	(2,667,317,716)	(5,452,175,768)
Total distributions		($7,414,820,740 )	($15,185,739,457 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		152,036,393,757	250,955,380,568
Ultra Shares	+	88,631,775,294	144,618,313,965
Total shares sold		240,668,169,051	395,573,694,533
Shares Reinvested
Investor Shares		3,727,093,575	7,649,866,143
Ultra Shares	+	2,084,207,525	4,276,225,628
Total shares reinvested		5,811,301,100	11,926,091,771
Shares Redeemed
Investor Shares		(133,774,528,347)	(209,940,494,625)
Ultra Shares	+	(78,339,757,720)	(126,212,471,344)
Total shares redeemed		(212,114,286,067)	(336,152,965,969)
Net transactions in fund shares		34,365,184,084	71,346,820,335

NET ASSETS
Beginning of period		$336,750,682,471	$265,405,214,118
Total increase	+	34,369,650,384	71,345,468,353
End of period		$371,120,332,855	$336,750,682,471

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
35

Schwab Prime Advantage Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Prime Advantage Money Fund	Schwab Retirement Government Money Fund
Schwab Government Money Fund	Schwab Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund	Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
The fund offers two share classes: Investor Shares and Ultra Shares.
Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund.  Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Prime Advantage Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as: commercial paper, including asset-backed commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, and repurchase agreements, and obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) (U.S. government securities).

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
36
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2025, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2025, the fund had investments in repurchase agreements with a value of $151,314,636,627 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
37

Schwab Prime Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
The fund offers multiple share classes. The net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
38
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund.  The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
39

Schwab Prime Advantage Money Fund
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Investor Shares	0.34%
Ultra Shares	0.19%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing the fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities -unaffiliated issuers in the Statement of Operations. For the period ended June 30, 2025, the fund’s purchases and sales of securities with other funds in the Fund Complex was $0 and $130,983,995 respectively, and includes net realized gains of $0.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
40
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
Financial Notes, unaudited (continued)

 6. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments was $357,738,840,117.
As of December 31, 2024, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$15,185,739,457
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
41

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
42
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
43

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
44
 |

Schwab Prime Advantage Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Prime Advantage Money Fund (formerly, Schwab Value Advantage Money Fund) (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations,
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
45

Schwab Prime Advantage Money Fund
that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser and its affiliates practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap. The Trustee’s also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the
46
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements

Schwab Prime Advantage Money Fund
investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Prime Advantage Money Fund | Semiannual Holdings and Financial Statements
47

MFR13605-29
00315734

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Government Money Funds

Schwab Government
Money Fund
Schwab U.S. Treasury
Money Fund
Schwab Treasury Obligations
Money Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Government Money Funds | Semiannual Holdings and Financial Statements
1

Schwab Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Sweep Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.98%[4]	4.87%	4.71%	1.29%	0.02%[3]	0.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.44%[5]	0.44%	0.44%	0.35%[6,7]	0.06%[7]	0.30%[7,8]
Total expenses	0.45%[5]	0.45%	0.45%	0.45%[6]	0.45%	0.52%
Net investment income (loss)	3.96%[5]	4.76%	4.59%	1.21%	0.02%	0.18%
Net assets, end of period (x 1,000,000)	$20,466	$20,322	$18,265	$20,458	$24,159	$20,119

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
2
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Investor Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.03%[4]	4.98%	4.81%	1.36%	0.02%[3]	0.30%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%[5]	0.34%	0.34%	0.30%[6,7]	0.06%[7]	0.27%[7,8]
Total expenses	0.35%[5]	0.35%	0.35%	0.35%[6]	0.35%	0.43%
Net investment income (loss)	4.06%[5]	4.85%	4.78%	1.59%	0.02%	0.28%
Net assets, end of period (x 1,000,000)	$30,889	$28,152	$21,646	$10,823	$6,782	$11,980

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
3

Schwab Government Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.05	0.05	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.11%[5]	5.14%	4.97%	1.48%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%[7]	0.19%	0.19%	0.18%[8,9]	0.06%[9]	0.13%[7,9]
Total expenses	0.20%[7]	0.20%	0.20%	0.20%[8]	0.20%	0.20%[7]
Net investment income (loss)	4.21%[7]	4.97%	4.92%	1.76%	0.03%	0.01%[7]
Net assets, end of period (x 1,000,000)	$29,730	$26,324	$16,202	$8,636	$4,726	$1,647

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
4
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 31.6% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
	(a)	4.27%		07/01/25	50,000,000	50,000,000
		5.00%		07/15/25	18,160,000	18,160,678
(3 mo. US TBILL + 0.18%)	(b)	4.42%	07/01/25	07/17/25	158,600,000	158,600,000
		3.15%		07/21/25	24,200,000	24,184,975
(SOFR + 0.16%)	(b)	4.55%	07/01/25	07/21/25	28,800,000	28,800,000
		4.75%		07/29/25	65,456,000	65,453,748
	(a)	4.28%		07/31/25	100,000,000	99,650,833
		0.68%		08/04/25	30,750,000	30,644,803
	(a)	4.24%		08/11/25	48,300,000	48,072,816
		4.38%		08/13/25	142,986,000	142,966,654
	(a)	4.26%		08/20/25	67,650,000	67,252,556
(EFFR + 0.14%)	(b)	4.47%	07/01/25	08/20/25	81,700,000	81,700,000
		5.00%		08/25/25	50,160,000	50,182,127
		4.25%		09/05/25	58,100,000	58,089,116
(EFFR + 0.13%)	(b)	4.46%	07/01/25	09/15/25	96,200,000	96,200,000
(EFFR + 0.16%)	(b)	4.40%	07/01/25	09/23/25	72,800,000	72,800,000
(EFFR + 0.15%)	(b)	4.48%	07/01/25	09/26/25	52,800,000	52,800,000
	(a)	4.07%		10/02/25	18,900,000	18,705,188
(SOFR + 0.16%)	(b)	4.55%	07/01/25	10/06/25	228,400,000	228,417,631
		5.13%		10/10/25	138,860,000	139,153,190
(SOFR + 0.16%)	(b)	4.55%	07/01/25	10/17/25	96,100,000	96,100,000
		5.13%		10/20/25	24,740,000	24,797,684
(SOFR + 0.13%)	(b)	4.52%	07/01/25	10/21/25	192,400,000	192,400,000
(SOFR + 0.12%)	(b)	4.51%	07/01/25	10/29/25	149,900,000	149,916,909
(EFFR + 0.14%)	(b)	4.47%	07/01/25	11/10/25	38,500,000	38,510,493
(SOFR + 0.16%)	(b)	4.55%	07/01/25	11/14/25	168,200,000	168,200,000
		4.13%		11/28/25	53,720,000	53,707,003
(SOFR + 0.16%)	(b)	4.55%	07/01/25	11/28/25	18,900,000	18,900,000
	(a)	4.25%		12/05/25	34,000,000	33,381,682
(SOFR + 0.15%)	(b)	4.54%	07/01/25	12/15/25	14,400,000	14,400,000
	(a)	4.24%		12/16/25	38,700,000	37,950,510
(SOFR + 0.09%)	(b)	4.48%	07/01/25	12/22/25	145,200,000	145,200,000
(SOFR + 0.06%)	(b)	4.45%	07/01/25	12/30/25	96,700,000	96,700,000
(EFFR + 0.12%)	(b)	4.45%	07/01/25	01/08/26	212,900,000	212,900,000
		4.13%		01/09/26	100,000,000	99,955,025
(SOFR + 0.05%)	(b)	4.44%	07/01/25	01/28/26	39,000,000	39,000,654
(SOFR + 0.08%)	(b)	4.47%	07/01/25	01/28/26	96,400,000	96,400,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	01/30/26	99,600,000	99,623,655
	(a)	4.17%		03/04/26	48,500,000	47,161,077
		0.68%		03/09/26	25,100,000	24,514,256
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
5

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(a)	4.17%		03/11/26	48,500,000	47,122,977
(SOFR + 0.11%)	(b)	4.50%	07/01/25	03/11/26	38,800,000	38,800,000
(SOFR + 0.07%)	(b)	4.46%	07/01/25	03/23/26	48,400,000	48,400,000
(EFFR + 0.10%)	(b)	4.43%	07/01/25	04/01/26	86,700,000	86,700,000
(SOFR + 0.10%)	(b)	4.49%	07/01/25	04/17/26	96,400,000	96,400,000
(SOFR + 0.06%)	(b)	4.45%	07/01/25	04/28/26	209,500,000	209,500,000
(SOFR + 0.10%)	(b)	4.49%	07/01/25	05/05/26	96,600,000	96,600,000
(SOFR + 0.11%)	(b)	4.50%	07/01/25	05/06/26	38,000,000	38,000,000
(EFFR + 0.09%)	(b)	4.42%	07/01/25	05/07/26	96,300,000	96,300,000
(EFFR + 0.10%)	(b)	4.43%	07/01/25	05/08/26	144,600,000	144,600,000
(SOFR + 0.04%)	(b)	4.43%	07/01/25	05/28/26	38,800,000	38,800,000
(SOFR + 0.05%)	(b)	4.44%	07/01/25	06/18/26	116,100,000	116,100,000
		4.38%		06/23/26	111,388,000	111,764,491
(SOFR + 0.10%)	(b)	4.49%	07/01/25	06/24/26	144,900,000	144,900,000
(SOFR + 0.11%)	(b)	4.50%	07/01/25	06/24/26	97,000,000	97,000,000
(SOFR + 0.05%)	(b)	4.44%	07/02/25	07/02/26	96,650,000	96,650,000
(SOFR + 0.12%)	(b)	4.51%	07/01/25	07/10/26	48,900,000	48,900,000
(SOFR + 0.13%)	(b)	4.52%	07/01/25	07/23/26	58,000,000	58,000,000
(SOFR + 0.08%)	(b)	4.47%	07/01/25	08/24/26	100,000,000	100,000,000
(SOFR + 0.16%)	(b)	4.49%	07/01/25	08/26/26	200,000,000	200,000,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	09/03/26	17,400,000	17,400,000
(SOFR + 0.06%)	(b)	4.45%	07/01/25	09/17/26	125,000,000	125,000,000
(SOFR + 0.15%)	(b)	4.54%	07/01/25	09/23/26	145,200,000	145,200,000
(SOFR + 0.05%)	(b)	4.44%	07/01/25	10/02/26	116,100,000	116,100,000
(SOFR + 0.13%)	(b)	4.52%	07/01/25	10/06/26	40,000,000	40,000,000
(SOFR + 0.16%)	(b)	4.55%	07/01/25	10/30/26	121,000,000	121,000,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	11/18/26	72,600,000	72,600,000
(SOFR + 0.07%)	(b)	4.46%	07/01/25	11/27/26	115,000,000	115,000,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	12/23/26	19,000,000	19,000,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	01/08/27	40,000,000	40,000,000
(SOFR + 0.15%)	(b)	4.54%	07/01/25	01/21/27	58,200,000	58,200,000
(EFFR + 0.09%)	(b)	4.42%	07/01/25	01/25/27	169,600,000	169,600,000
(SOFR + 0.13%)	(b)	4.52%	07/01/25	02/03/27	196,100,000	196,100,000
(SOFR + 0.10%)	(b)	4.49%	07/01/25	02/12/27	87,200,000	87,200,000
(EFFR + 0.10%)	(b)	4.43%	07/01/25	02/18/27	77,500,000	77,500,000
(EFFR + 0.09%)	(b)	4.42%	07/01/25	03/10/27	174,250,000	174,250,000
(SOFR + 0.09%)	(b)	4.48%	07/01/25	03/11/27	43,700,000	43,700,000
(SOFR + 0.07%)	(b)	4.46%	07/01/25	04/01/27	280,700,000	280,700,000
(SOFR + 0.08%)	(b)	4.47%	07/01/25	04/01/27	145,200,000	145,200,000
(SOFR + 0.13%)	(b)	4.52%	07/01/25	04/16/27	96,800,000	96,800,000
(SOFR + 0.13%)	(b)	4.52%	07/01/25	04/23/27	241,800,000	241,800,000
(3 mo. US TBILL + 0.16%)	(b)	4.40%	07/01/25	05/19/27	62,900,000	62,900,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.00%)	(b)	4.39%	07/01/25	07/02/25	193,800,000	193,800,000
	(a)	4.30%		07/07/25	241,900,000	241,731,073
(SOFR + 0.16%)	(b)	4.55%	07/01/25	07/10/25	96,400,000	96,402,402
	(a)	4.21%		07/11/25	193,400,000	193,179,470
	(a)	4.23%		07/11/25	48,900,000	48,843,901
(SOFR + 0.03%)	(b)	4.42%	07/01/25	07/11/25	217,800,000	217,800,000
	(a)	4.23%		07/17/25	96,700,000	96,519,708
See financial notes
6
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(a)	4.26%		07/18/25	154,600,000	154,296,297
	(a)	4.83%		07/23/25	20,800,000	20,741,402
	(a)	5.54%		07/23/25	1,900,000	1,894,647
		4.88%		07/25/25	2,600,000	2,600,653
(SOFR + 0.16%)	(b)	4.55%	07/01/25	07/28/25	95,900,000	95,900,000
	(a)	4.22%		07/31/25	338,600,000	337,423,365
	(a)	4.21%		08/06/25	200,000,000	199,179,000
	(a)	4.26%		08/06/25	96,650,000	96,241,170
(SOFR + 0.01%)	(b)	4.40%	07/01/25	08/06/25	249,100,000	249,100,000
		4.13%		08/07/25	121,000,000	120,997,538
(SOFR + 0.01%)	(b)	4.40%	07/01/25	08/12/25	369,600,000	369,600,000
	(a)	4.19%		08/15/25	193,500,000	192,502,266
	(a)	4.21%		08/15/25	242,000,000	240,758,237
(SOFR + 0.01%)	(b)	4.40%	07/01/25	08/18/25	242,000,000	242,000,000
(SOFR + 0.06%)	(b)	4.45%	07/01/25	08/19/25	96,800,000	96,802,002
(SOFR + 0.16%)	(b)	4.55%	07/01/25	08/22/25	143,900,000	143,900,000
	(a)	4.22%		08/25/25	193,400,000	192,169,358
	(a)	4.24%		08/26/25	193,400,000	192,139,462
(SOFR + 0.02%)	(b)	4.41%	07/01/25	08/27/25	241,700,000	241,700,000
		4.00%		08/28/25	48,400,000	48,366,274
	(a)	4.18%		08/29/25	193,500,000	192,198,202
(SOFR + 0.01%)	(b)	4.40%	07/01/25	09/02/25	193,800,000	193,800,000
	(a)	4.26%		09/10/25	121,000,000	119,997,717
	(a)	4.29%		09/12/25	24,200,000	23,996,350
	(a)	4.19%		09/17/25	218,000,000	216,075,242
(SOFR + 0.10%)	(b)	4.49%	07/01/25	09/19/25	273,800,000	273,811,559
(SOFR + 0.02%)	(b)	4.41%	07/01/25	10/03/25	241,800,000	241,800,000
	(a)	4.18%		10/06/25	145,100,000	143,493,138
(SOFR + 0.02%)	(b)	4.41%	07/01/25	10/06/25	242,200,000	242,200,000
(SOFR + 0.02%)	(b)	4.41%	07/01/25	10/10/25	121,000,000	121,000,000
(SOFR + 0.01%)	(b)	4.40%	07/01/25	10/17/25	145,400,000	145,400,000
(SOFR + 0.01%)	(b)	4.40%	07/01/25	10/21/25	125,000,000	125,000,000
	(a)	4.26%		10/31/25	145,000,000	142,936,167
(SOFR + 0.01%)	(b)	4.40%	07/01/25	11/12/25	241,900,000	241,900,000
(SOFR + 0.02%)	(b)	4.41%	07/01/25	11/14/25	193,800,000	193,800,000
(SOFR + 0.03%)	(b)	4.42%	07/01/25	11/28/25	145,400,000	145,400,000
		4.21%		01/09/26	217,600,000	217,534,421
(SOFR + 0.01%)	(b)	4.40%	07/01/25	01/12/26	241,900,000	241,900,000
(SOFR + 0.04%)	(b)	4.43%	07/01/25	01/22/26	97,200,000	97,200,000
		4.38%		01/30/26	145,200,000	145,200,000
		4.40%		02/09/26	145,200,000	145,200,000
(SOFR + 0.10%)	(b)	4.49%	07/01/25	02/13/26	100,000,000	100,000,000
(SOFR + 0.03%)	(b)	4.42%	07/01/25	02/17/26	121,300,000	121,300,000
		0.68%		02/24/26	24,300,000	23,779,224
		4.34%		02/25/26	121,200,000	121,200,000
	(a)	4.17%		02/26/26	241,900,000	235,376,763
		0.96%		03/05/26	33,900,000	33,204,673
		4.35%		03/06/26	339,300,000	339,300,000
		4.37%		03/10/26	149,500,000	149,500,000
		4.41%		03/17/26	121,200,000	121,200,000
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
7

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.37%		03/20/26	145,500,000	145,500,000
		4.38%		03/20/26	9,760,000	9,760,000
		4.34%		03/27/26	169,400,000	169,400,000
(SOFR + 0.02%)	(b)	4.41%	07/02/25	04/02/26	241,700,000	241,700,000
		4.37%		04/06/26	129,300,000	129,300,000
		4.36%		04/10/26	72,600,000	72,600,000
(SOFR + 0.11%)	(b)	4.50%	07/01/25	04/10/26	48,900,000	48,900,000
		4.38%		04/27/26	145,200,000	145,200,000
(SOFR + 0.04%)	(b)	4.43%	07/01/25	04/28/26	121,200,000	121,200,000
		4.33%		05/08/26	145,100,000	145,100,000
		4.33%		05/15/26	121,000,000	121,000,000
		4.25%		05/22/26	241,000,000	241,000,000
		4.36%		05/22/26	241,800,000	241,800,000
		4.35%		05/28/26	96,800,000	96,800,000
		4.38%		06/01/26	145,075,000	145,075,000
		4.37%		06/02/26	266,000,000	266,000,000
		4.40%		06/02/26	145,100,000	145,100,000
		4.40%		06/05/26	120,900,000	120,900,000
		4.38%		06/12/26	35,540,000	35,654,652
		4.44%		06/12/26	241,800,000	241,800,000
	(a)	4.13%		06/16/26	16,000,000	15,384,000
		4.40%		07/10/26	145,600,000	145,600,000
		4.42%		07/10/26	131,000,000	131,000,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	07/21/26	72,500,000	72,500,000
(SOFR + 0.09%)	(b)	4.48%	07/01/25	07/23/26	266,500,000	266,500,000
		4.32%		07/24/26	169,200,000	169,200,000
		4.36%		07/24/26	145,575,000	145,575,000
(SOFR + 0.18%)	(b)	4.57%	07/01/25	09/18/26	145,200,000	145,200,000
(SOFR + 0.19%)	(b)	4.58%	07/01/25	09/24/26	145,200,000	145,200,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	10/08/26	72,600,000	72,600,000
(SOFR + 0.10%)	(b)	4.49%	07/01/25	10/21/26	96,700,000	96,700,000
(SOFR + 0.10%)	(b)	4.49%	07/01/25	10/23/26	241,800,000	241,800,000
(SOFR + 0.19%)	(b)	4.58%	07/01/25	12/23/26	72,500,000	72,500,000
(SOFR + 0.05%)	(b)	4.44%	07/01/25	12/28/26	96,800,000	96,792,991
(SOFR + 0.06%)	(b)	4.45%	07/01/25	01/04/27	193,500,000	193,500,000
(SOFR + 0.12%)	(b)	4.51%	07/01/25	01/25/27	193,500,000	193,500,000
(SOFR + 0.11%)	(b)	4.50%	07/01/25	03/04/27	245,500,000	245,500,000
(SOFR + 0.11%)	(b)	4.50%	07/01/25	03/10/27	121,300,000	121,300,000
(SOFR + 0.07%)	(b)	4.46%	07/01/25	03/25/27	145,200,000	145,200,000
(SOFR + 0.08%)	(b)	4.47%	07/01/25	04/05/27	174,400,000	174,400,000
(SOFR + 0.12%)	(b)	4.51%	07/01/25	04/09/27	145,200,000	145,200,000
(SOFR + 0.10%)	(b)	4.49%	07/01/25	06/17/27	121,250,000	121,250,000
(SOFR + 0.13%)	(b)	4.52%	07/01/25	06/17/27	145,075,000	145,075,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		0.38%		07/21/25	224,040,000	223,511,881
		0.68%		08/06/25	73,100,000	72,837,270
		4.05%		08/28/25	69,945,000	69,895,857
		4.20%		08/28/25	21,993,000	21,976,169
		0.38%		09/23/25	513,000,000	508,863,340
		0.60%		10/20/25	32,345,000	32,019,314
See financial notes
8
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(a)	4.21%		11/07/25	241,550,000	237,966,606
(SOFR + 0.11%)	(b)	4.50%	07/01/25	03/05/26	153,800,000	153,800,000
(SOFR + 0.12%)	(b)	4.51%	07/01/25	04/02/26	60,000,000	60,000,000
(SOFR + 0.11%)	(b)	4.50%	07/01/25	05/07/26	65,800,000	65,800,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	09/04/26	61,000,000	61,000,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	09/23/26	130,600,000	130,600,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	10/16/26	68,600,000	68,600,000
(SOFR + 0.13%)	(b)	4.52%	07/01/25	04/23/27	169,300,000	169,300,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		0.38%		08/25/25	24,200,000	24,070,819
(SOFR + 0.10%)	(b)	4.49%	07/01/25	06/18/26	96,600,000	96,600,000
(SOFR + 0.12%)	(b)	4.51%	07/01/25	07/29/26	42,500,000	42,500,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	08/21/26	239,100,000	239,100,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	09/11/26	113,000,000	113,000,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	10/23/26	100,600,000	100,611,914
(SOFR + 0.14%)	(b)	4.53%	07/01/25	11/20/26	140,600,000	140,600,000
(SOFR + 0.14%)	(b)	4.53%	07/01/25	12/11/26	52,900,000	52,900,000
Total U.S. Government Agency Debt (Cost $25,633,452,225)						25,633,452,225

U.S. TREASURY DEBT 6.3% OF NET ASSETS
UNITED STATES TREASURY
		2.25%		11/15/25	48,500,000	48,142,768
		0.38%		11/30/25	291,600,000	287,019,432
		4.88%		11/30/25	79,800,000	79,985,463
		0.38%		12/31/25	418,900,000	410,986,605
		2.63%		12/31/25	248,600,000	246,624,109
		4.25%		12/31/25	480,800,000	480,779,306
		3.88%		01/15/26	102,000,000	101,794,822
		0.38%		01/31/26	131,500,000	128,625,926
		2.63%		01/31/26	80,400,000	79,667,115
		4.25%		01/31/26	68,600,000	68,608,087
(3 mo. US TBILL + 0.25%)	(b)	4.49%	07/01/25	01/31/26	448,400,000	448,663,134
		1.63%		02/15/26	143,700,000	141,403,262
		4.00%		02/15/26	48,000,000	47,929,349
		0.50%		02/28/26	79,700,000	77,868,146
		4.63%		03/15/26	142,000,000	142,283,005
		4.50%		03/31/26	175,400,000	175,893,463
		0.75%		04/30/26	79,000,000	76,829,628
		2.38%		04/30/26	146,100,000	143,954,462
(3 mo. US TBILL + 0.15%)	(b)	4.39%	07/01/25	04/30/26	14,400,000	14,400,746
		4.88%		04/30/26	241,700,000	243,072,624
		1.63%		05/15/26	35,600,000	34,830,178
		3.63%		05/15/26	275,100,000	273,804,873
		0.75%		05/31/26	87,700,000	85,017,406
		4.88%		05/31/26	81,300,000	81,915,499
		0.88%		06/30/26	276,200,000	267,499,876
		4.63%		06/30/26	96,900,000	97,379,144
(3 mo. US TBILL + 0.18%)	(b)	4.42%	07/01/25	07/31/26	117,400,000	117,394,634
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
9

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(3 mo. US TBILL + 0.21%)	(b)	4.45%	07/01/25	10/31/26	84,200,000	84,312,797
(3 mo. US TBILL + 0.10%)	(b)	4.34%	07/01/25	01/31/27	175,500,000	175,463,619
(3 mo. US TBILL + 0.16%)	(b)	4.40%	07/01/25	04/30/27	451,575,000	451,696,881
Total U.S. Treasury Debt (Cost $5,113,846,359)						5,113,846,359

VARIABLE RATE DEMAND NOTES 0.2% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.45%		07/07/25	56,900,000	56,900,000
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.45%		07/07/25	5,000,000	5,000,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.45%		07/07/25	77,300,000	77,300,000
Total Variable Rate Demand Notes (Cost $139,200,000)						139,200,000

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 62.7% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 37.3%
BANCO SANTANDER SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	134,016,378	134,000,000
(Collateralized by U.S. Government Agency Securities valued at $138,020,000, 2.00% - 6.50%, due 10/20/28 - 01/01/55)
BANK OF AMERICA NA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	45,005,500	45,000,000
(Collateralized by U.S. Treasury Securities valued at $45,900,056, 4.88%, due 11/30/25 - 05/31/26)
BANK OF MONTREAL
Issued 06/30/25, repurchase date 07/01/25		4.38%		07/01/25	43,005,232	43,000,000
(Collateralized by U.S. Government Agency Securities valued at $44,295,389, 5.79% - 6.15%, due 03/20/72 - 02/20/75)
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	179,021,878	179,000,000
(Collateralized by U.S. Government Agency Securities valued at $184,392,534, 1.50% - 7.00%, due 02/01/28 - 05/20/55)
Issued 06/05/25, repurchase date 07/07/25		4.32%		07/07/25	1,948,453,440	1,941,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,006,907,044, 1.50% - 7.00%, due 01/01/26 - 05/15/67)
See financial notes
10
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
BNP PARIBAS SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	179,021,878	179,000,000
(Collateralized by U.S. Government Agency Securities valued at $185,533,985, 2.00% - 7.50%, due 10/01/29 - 02/15/60)
BOFA SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	465,056,833	465,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $478,068,218, 0.13% - 7.50%, due 03/25/26 - 02/20/74)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	483,059,033	483,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $494,886,428, 1.50% - 5.81%, due 10/15/33 - 09/20/70)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	90,011,000	90,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $92,698,683, 0.63% - 7.00%, due 09/30/28 - 07/01/55)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	44,105,390	44,100,000
(Collateralized by U.S. Treasury Securities valued at $44,982,072, 1.63% - 4.88%, due 04/30/26 - 02/15/27)
Issued 05/29/25, repurchase date 08/27/25		4.39%		08/27/25	245,666,925	243,000,000
(Collateralized by U.S. Government Agency Securities valued at $255,153,649, 2.50% - 12.91%, due 07/25/39 - 11/25/61)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	36,004,400	36,000,000
(Collateralized by U.S. Government Agency Securities valued at $37,804,621, 1.71% - 1.99%, due 07/25/31 - 01/25/32)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	465,056,833	465,000,000
(Collateralized by U.S. Government Agency Securities valued at $483,180,731, 2.00% - 6.50%, due 07/22/26 - 06/01/55)
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.41%		07/01/25	1,342,164,395	1,342,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,382,260,000, 2.00% - 7.00%, due 11/01/34 - 06/01/55)
GOLDMAN SACHS & CO LLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	929,113,544	929,000,000
(Collateralized by U.S. Government Agency Securities valued at $949,080,678, 1.50% - 7.00%, due 05/20/31 - 11/16/63)
Issued 06/25/25, repurchase date 07/02/25		4.34%		07/02/25	1,936,632,925	1,935,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,981,495,777, 2.00% - 7.50%, due 03/01/28 - 05/20/72)
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
11

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/27/25, repurchase date 07/03/25		4.38%		07/03/25	2,978,172,480	2,976,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,035,529,064, 1.00% - 8.50%, due 08/15/25 - 08/20/74)
JP MORGAN SECURITIES LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	45,005,488	45,000,000
(Collateralized by U.S. Government Agency Securities valued at $46,350,001, 2.00% - 8.00%, due 07/15/28 - 04/20/65)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,611,196,900	1,611,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,659,330,001, 1.50% - 7.50%, due 07/20/25 - 07/15/65)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,790,218,778	1,790,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,841,875,215, 2.00% - 8.50%, due 09/01/25 - 11/15/66)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	179,021,878	179,000,000
(Collateralized by U.S. Government Agency Securities valued at $184,370,001, 4.72% - 5.35%, due 12/25/33 - 05/20/55)
Issued 04/14/25, repurchase date 10/21/25	(b)	4.54%	07/01/25	10/03/25	444,435,633	435,000,000
(Collateralized by U.S. Government Agency Securities valued at $452,325,020, 0.00% - 7.18%, due 07/25/26 - 12/16/55) (SOFR + 0.15%)
Issued 05/05/25, repurchase date 11/10/25	(b)	4.54%	07/01/25	10/03/25	1,236,098,889	1,213,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,258,044,109, 0.13% - 10.71%, due 06/25/26 - 05/20/55) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	233,028,478	233,000,000
(Collateralized by U.S. Treasury Securities valued at $237,660,075, 1.63% - 4.00%, due 05/15/26 - 05/31/30)
MUFG SECURITIES AMERICAS INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	9,001,100	9,000,000
(Collateralized by U.S. Government Agency Securities valued at $9,360,000, 2.00% - 6.50%, due 01/20/29 - 04/20/53)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	89,010,878	89,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $91,613,645, 0.25% - 6.60%, due 01/15/26 - 03/20/62)
RBC DOMINION SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	430,052,556	430,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $440,930,952, 0.00% - 7.50%, due 09/11/25 - 07/15/66)
See financial notes
12
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 06/20/25, repurchase date 07/31/25		4.31%		07/07/25	1,944,950,474	1,941,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,007,710,911, 0.13% - 8.00%, due 10/31/26 - 02/15/65)
ROYAL BANK OF CANADA
Issued 05/09/25, repurchase date 07/18/25		4.33%		07/07/25	1,564,020,692	1,553,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,612,591,332, 1.13% - 7.50%, due 12/31/25 - 03/01/62)
Issued 05/23/25, repurchase date 07/21/25		4.33%		07/07/25	544,933,575	542,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $562,221,433, 1.13% - 7.28%, due 07/01/28 - 05/01/55)
Issued 05/09/25, repurchase date 07/18/25		4.33%		07/07/25	2,443,215,839	2,426,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,519,605,963, 0.50% - 7.00%, due 02/25/26 - 06/25/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	268,032,756	268,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $276,005,087, 1.13% - 7.00%, due 11/30/25 - 07/01/55)
TRUIST BANK
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	358,043,756	358,000,000
(Collateralized by U.S. Government Agency Securities valued at $368,740,000, 1.50% - 2.00%, due 12/01/50 - 08/01/51)
WELLS FARGO BANK NA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,795,219,389	1,795,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,865,934,691, 0.00% - 6.75%, due 07/15/25 - 05/20/65)
Issued 06/25/25, repurchase date 07/02/25		4.35%		07/02/25	452,382,317	452,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $470,469,226, 0.13% - 6.50%, due 10/01/42 - 06/01/55)
Issued 06/27/25, repurchase date 07/03/25		4.39%		07/03/25	1,451,561,283	1,450,500,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,508,591,264, 0.00% - 7.00%, due 10/09/25 - 05/01/58)
WELLS FARGO SECURITIES LLC
Issued 06/27/25, repurchase date 07/03/25		4.39%		07/03/25	1,933,913,946	1,932,500,000
(Collateralized by U.S. Government Agency Securities valued at $2,011,270,504, 1.25% - 8.15%, due 10/01/25 - 07/01/55)
						30,281,100,000
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
13

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 25.4%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	415,050,607	415,000,000
(Collateralized by U.S. Treasury Securities valued at $423,300,043, 0.13% - 5.00%, due 09/30/25 - 02/15/54)
BANCO SANTANDER SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	346,042,289	346,000,000
(Collateralized by U.S. Treasury Securities valued at $352,920,089, 0.75% - 4.63%, due 10/31/25 - 02/15/54)
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	154,018,779	154,000,000
(Collateralized by U.S. Treasury Securities valued at $157,099,159, 1.88% - 4.63%, due 12/15/25 - 02/15/48)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	17,364,266	17,362,149
(Collateralized by U.S. Treasury Securities valued at $17,711,568, 2.38% - 4.38%, due 01/31/32 - 05/15/51)
BNP PARIBAS SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	338,041,217	338,000,000
(Collateralized by U.S. Treasury Securities valued at $344,802,091, 1.00% - 4.45%, due 09/30/25 - 02/15/54)
BOFA SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	400,048,778	400,000,000
(Collateralized by U.S. Treasury Securities valued at $408,000,033, 1.00% - 4.50%, due 02/15/44 - 05/15/52)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	269,032,803	269,000,000
(Collateralized by U.S. Treasury Securities valued at $274,380,032, 0.13% - 4.50%, due 07/31/25 - 02/15/54)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,238,150,967	1,238,000,000
(Collateralized by U.S. Treasury Securities valued at $1,262,760,082, 0.50% - 6.38%, due 12/31/26 - 11/15/27)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	92,011,219	92,000,000
(Collateralized by U.S. Treasury Securities valued at $93,851,482, 4.00% - 4.63%, due 06/15/27 - 06/30/32)
Issued 06/25/25, repurchase date 07/02/25		4.33%		07/02/25	483,406,659	483,000,000
(Collateralized by U.S. Treasury Securities valued at $493,074,852, 1.63% - 4.25%, due 02/15/26 - 02/29/32)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	77,009,390	77,000,000
(Collateralized by U.S. Treasury Securities valued at $78,540,005, 1.25% - 4.63%, due 02/15/35 - 11/15/51)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	154,018,822	154,000,000
(Collateralized by U.S. Treasury Securities valued at $157,099,209, 4.50%, due 02/15/44)
See financial notes
14
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.25%		07/01/25	4,062,479,542	4,062,000,000
(Collateralized by U.S. Treasury Securities valued at $4,062,479,626, 0.88%, due 11/15/30)
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	2,054,251,044	2,054,000,000
(Collateralized by U.S. Treasury Securities valued at $2,095,080,014, 3.88% - 4.75%, due 08/15/33 - 11/15/53)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,538,187,978	1,538,000,000
(Collateralized by U.S. Treasury Securities valued at $1,568,760,063, 1.63% - 4.63%, due 05/15/31 - 06/30/31)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	692,084,578	692,000,000
(Collateralized by U.S. Treasury Securities valued at $705,840,101, 1.75% - 4.63%, due 08/15/41 - 05/15/47)
GOLDMAN SACHS & CO LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	569,069,386	569,000,000
(Collateralized by U.S. Treasury Securities valued at $580,380,003, 0.13% - 4.25%, due 11/30/26 - 02/15/54)
JP MORGAN SECURITIES LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,923,234,499	1,923,000,000
(Collateralized by U.S. Treasury Securities valued at $1,961,460,083, 0.50% - 4.75%, due 04/30/27 - 08/15/44)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,923,234,499	1,923,000,000
(Collateralized by U.S. Treasury Securities valued at $1,961,460,055, 0.88% - 4.63%, due 06/30/26 - 08/15/49)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	846,103,165	846,000,000
(Collateralized by U.S. Treasury Securities valued at $862,920,062, 0.13% - 4.63%, due 10/15/25 - 01/31/30)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,923,234,499	1,923,000,000
(Collateralized by U.S. Treasury Securities valued at $1,961,460,028, 1.38% - 4.63%, due 08/31/26 - 11/15/49)
MUFG SECURITIES AMERICAS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	269,032,803	269,000,000
(Collateralized by U.S. Treasury Securities valued at $274,380,005, 0.63% - 5.00%, due 08/15/32 - 05/15/55)
RBC DOMINION SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	469,057,192	469,000,000
(Collateralized by U.S. Treasury Securities valued at $478,438,349, 0.13% - 4.38%, due 07/15/26 - 08/15/54)
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
15

Schwab Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	323,039,388	323,000,000
(Collateralized by U.S. Treasury Securities valued at $329,460,020, 0.00% - 4.75%, due 08/05/25 - 08/15/54)
						20,574,362,149
Total Repurchase Agreements (Cost $50,855,462,149)						50,855,462,149
Total Investments in Securities (Cost $81,741,960,733)						81,741,960,733

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(b)	Variable rate security; rate shown is effective rate at period end.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
16
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$30,886,498,584
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		50,855,462,149
Cash		15,342
Receivables:
Fund shares sold		392,897,691
Interest		237,611,573
Prepaid expenses	+	993,857
Total assets		82,373,479,196

Liabilities
Payables:
Fund shares redeemed		660,526,659
Investments bought		485,959,500
Distributions to shareholders		127,264,601
Investment adviser and administrator fees		11,943,106
Shareholder service fees		1,347,067
Accrued expenses	+	962,445
Total liabilities		1,288,003,378
Net assets		$81,085,475,818

Net Assets by Source
Capital received from investors		$81,085,186,685
Total distributable earnings	+	289,133
Net assets		$81,085,475,818

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$20,465,712,763		20,465,759,722		$1.00
Investor Shares	$30,889,459,254		30,889,640,390		$1.00
Ultra Shares	$29,730,303,801		29,730,643,851		$1.00

See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
17

Schwab Government Money Fund
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,703,906,376

Expenses
Investment adviser and administrator fees		73,503,489
Shareholder service fees:
Sweep Shares		25,094,689
Investor Shares		22,356,031
Registration fees		1,478,290
Shareholder reports		330,110
Portfolio accounting fees		231,435
Custodian fees		209,107
Professional fees		58,200
Independent trustees’ fees		50,209
Transfer agent fees		928
Other expenses	+	159,815
Total expenses		123,472,303
Expense reduction	–	2,518,094
Net expenses	–	120,954,209
Net investment income		1,582,952,167
Net realized gains on sales of securities - unaffiliated issuers		320,078
Increase in net assets resulting from operations		$1,583,272,245
See financial notes
18
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$1,582,952,167	$3,156,882,448
Net realized gains	+	320,078	—
Increase in net assets from operations		$1,583,272,245	$3,156,882,448

DISTRIBUTIONS TO SHAREHOLDERS
Sweep Shares		($397,986,985 )	($927,966,104 )
Investor Shares		(605,732,236)	(1,210,655,971)
Ultra Shares	+	(579,217,547)	(1,018,306,981)
Total distributions		($1,582,936,768 )	($3,156,929,056 )

TRANSACTIONS IN FUND SHARES*,1
Shares Sold
Sweep Shares		6,815,380,940	21,209,423,861
Investor Shares		27,504,565,533	42,464,021,485
Ultra Shares	+	24,296,322,731	38,403,916,158
Total shares sold		58,616,269,204	102,077,361,504
Shares Reinvested
Sweep Shares		366,568,141	927,952,937
Investor Shares		394,830,005	858,290,525
Ultra Shares	+	423,883,754	847,095,118
Total shares reinvested		1,185,281,900	2,633,338,580
Shares Redeemed
Sweep Shares		(7,037,967,332)	(20,080,939,760)
Investor Shares		(25,162,302,158)	(36,815,671,952)
Ultra Shares	+	(21,313,950,798)	(29,128,788,221)
Total shares redeemed		(53,514,220,288)	(86,025,399,933)
Net transactions in fund shares		6,287,330,816	18,685,300,151

NET ASSETS
Beginning of period		$74,797,809,525	$56,112,555,982
Total increase	+	6,287,666,293	18,685,253,543
End of period		$81,085,475,818	$74,797,809,525

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]
Effective at the open of business on September 9, 2024, all the assets and liabilities of the Schwab Variable Share Price Money Fund totaling a net value of $5,094,839,214 were transferred to the Schwab Government Money Fund. This included the Schwab Government Money Fund, Ultra Shares class issuing $5,094,839,214 in shares to the
Schwab Variable Share Price Money Fund, Ultra Shares class shareholders (see financial note 7).

See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
19

Schwab U.S. Treasury Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.00%[4]	4.97%	4.72%	1.26%	0.02%[3]	0.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%[5]	0.34%	0.34%	0.28%[6,7]	0.05%[7]	0.23%[7,8]
Total expenses	0.35%[5]	0.35%	0.36%	0.35%[6]	0.35%	0.45%
Net investment income (loss)	3.99%[5]	4.84%	4.71%	1.26%	0.02%	0.15%
Net assets, end of period (x 1,000,000)	$38,397	$35,547	$23,422	$7,959	$7,468	$11,297

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[8]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
20
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.05	0.05	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[3,4]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.07%[5]	5.13%	4.87%	1.38%	0.02%[4]	0.00%[5,6]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%[7]	0.19%	0.19%	0.17%[8,9]	0.05%[9]	0.12%[7,9]
Total expenses	0.20%[7]	0.20%	0.21%	0.20%[8]	0.20%	0.21%[7]
Net investment income (loss)	4.14%[7]	4.98%	4.89%	1.58%	0.02%	0.01%[7]
Net assets, end of period (x 1,000,000)	$54,054	$49,370	$29,519	$6,176	$3,850	$2,260

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.01%.
[5]	Not annualized.
[6]	Percentage was less than 0.005%.
[7]	Annualized.
[8]	Ratio includes less than 0.005% of non-routine proxy expenses.
[9]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
21

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 110.7% OF NET ASSETS
UNITED STATES TREASURY
	(a)	4.22%		07/01/25	10,124,913,000	10,124,913,000
	(a)	4.05%		07/03/25	1,800,000,000	1,799,595,000
	(a)	4.10%		07/03/25	500,000,000	499,886,111
	(a)	4.14%		07/03/25	2,300,000,000	2,299,472,055
	(a)	4.16%		07/03/25	16,008,000	16,004,311
	(a)	4.18%		07/03/25	1,000,000,000	999,768,333
	(a)	4.20%		07/03/25	1,740,000,000	1,739,594,975
	(a)	4.21%		07/03/25	2,709,510,000	2,708,878,110
	(a)	4.11%		07/08/25	200,000,000	199,840,556
	(a)	4.15%		07/08/25	2,800,000,000	2,797,749,695
	(a)	4.19%		07/08/25	2,445,000,000	2,443,013,191
	(a)	4.20%		07/08/25	2,550,000,000	2,547,922,458
	(a)	4.21%		07/08/25	2,700,000,000	2,697,795,971
	(a)	4.11%		07/10/25	2,000,000,000	1,997,957,500
	(a)	4.15%		07/10/25	6,200,000,000	6,193,625,000
	(a)	4.16%		07/10/25	500,000,000	499,490,000
	(a)	4.18%		07/10/25	350,000,000	349,642,125
	(a)	4.06%		07/15/25	750,000,000	748,818,750
	(a)	4.08%		07/15/25	200,000,000	199,683,833
	(a)	4.10%		07/15/25	200,000,000	199,681,889
	(a)	4.15%		07/15/25	5,615,000,000	5,605,972,115
	(a)	4.16%		07/15/25	2,350,000,000	2,346,207,224
	(a)	4.17%		07/15/25	1,000,000,000	998,384,167
	(a)	4.04%		07/17/25	1,500,000,000	1,497,310,000
	(a)	4.07%		07/17/25	25,091,000	25,045,741
	(a)	4.09%		07/17/25	1,028,990,000	1,027,124,137
	(a)	4.11%		07/17/25	50,000,000	49,908,800
	(a)	4.14%		07/17/25	250,000,000	249,542,222
	(a)	4.16%		07/17/25	4,633,000	4,624,471
	(a)	4.20%		07/17/25	350,000,000	349,349,778
	(a)	4.07%		07/22/25	4,735,000,000	4,723,785,936
	(a)	4.08%		07/22/25	1,000,000,000	997,625,830
	(a)	4.09%		07/22/25	4,000,000,000	3,990,487,300
	(a)	4.11%		07/22/25	2,200,000,000	2,194,738,332
	(a)	4.12%		07/22/25	250,000,000	249,401,354
	(a)	4.15%		07/22/25	1,500,000,000	1,496,386,250
	(a)	4.08%		07/24/25	2,000,000,000	1,994,799,444
	(a)	4.11%		07/24/25	300,000,000	299,214,167
	(a)	4.13%		07/24/25	150,000,000	149,605,646
	(a)	4.17%		07/24/25	8,059,000	8,037,568
See financial notes
22
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(a)	3.99%		07/29/25	350,000,000	348,916,283
	(a)	4.01%		07/29/25	6,250,000,000	6,230,553,107
	(a)	4.02%		07/29/25	1,000,000,000	996,885,000
	(a)	4.03%		07/29/25	700,000,000	697,811,061
	(a)	4.04%		07/29/25	350,000,000	348,902,672
	(a)	4.08%		07/29/25	250,000,000	249,210,069
	(a)	4.09%		07/29/25	3,125,000,000	3,115,107,483
		2.25%		11/15/25	529,700,000	525,606,680
		0.38%		11/30/25	396,700,000	390,477,893
		2.88%		11/30/25	110,000,000	109,402,520
		4.88%		11/30/25	441,200,000	442,165,298
		4.00%		12/15/25	91,900,000	91,762,547
		0.38%		12/31/25	611,700,000	600,182,552
		2.63%		12/31/25	284,300,000	282,040,810
		4.25%		12/31/25	558,800,000	558,772,274
		3.88%		01/15/26	115,600,000	115,367,450
		0.38%		01/31/26	247,500,000	242,070,568
		2.63%		01/31/26	216,800,000	214,780,513
		4.25%		01/31/26	189,600,000	189,597,570
(3 mo. US TBILL + 0.25%)	(b)	4.49%	07/01/25	01/31/26	1,349,100,000	1,350,029,236
		1.63%		02/15/26	955,100,000	940,357,055
		4.00%		02/15/26	138,300,000	138,163,473
		0.50%		02/28/26	243,500,000	237,710,742
		4.63%		02/28/26	468,500,000	469,664,768
		4.63%		03/15/26	332,100,000	332,809,171
		0.75%		03/31/26	345,000,000	336,548,887
		4.50%		03/31/26	440,900,000	442,228,708
		3.75%		04/15/26	83,000,000	82,829,803
		0.75%		04/30/26	820,500,000	798,274,195
		2.38%		04/30/26	275,800,000	271,770,876
(3 mo. US TBILL + 0.15%)	(b)	4.39%	07/01/25	04/30/26	2,677,300,000	2,677,532,256
		4.88%		04/30/26	1,358,850,000	1,367,399,394
		1.63%		05/15/26	678,425,000	663,856,107
		3.63%		05/15/26	311,930,000	310,461,427
		0.75%		05/31/26	136,225,000	132,106,734
		4.88%		05/31/26	91,300,000	91,991,206
		0.88%		06/30/26	386,951,000	374,836,116
		4.63%		06/30/26	139,250,000	139,967,069
(3 mo. US TBILL + 0.18%)	(b)	4.42%	07/01/25	07/31/26	661,500,000	661,347,326
(3 mo. US TBILL + 0.21%)	(b)	4.45%	07/01/25	10/31/26	1,431,400,000	1,433,467,364
(3 mo. US TBILL + 0.10%)	(b)	4.34%	07/01/25	01/31/27	2,740,300,000	2,740,215,871
(3 mo. US TBILL + 0.16%)	(b)	4.40%	07/01/25	04/30/27	1,281,210,000	1,281,601,050
Total U.S. Treasury Debt (Cost $102,345,664,529)						102,345,664,529
Total Investments in Securities (Cost $102,345,664,529)						102,345,664,529

(a)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(b)	Variable rate security; rate shown is effective rate at period end.

US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
23

Schwab U.S. Treasury Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
24
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$102,345,664,529
Cash		349
Receivables:
Fund shares sold		548,705,912
Interest		132,922,359
Prepaid expenses	+	703,727
Total assets		103,027,996,876

Liabilities
Payables:
Investments bought		9,870,464,859
Fund shares redeemed		614,152,905
Distributions to shareholders		77,702,578
Investment adviser and administrator fees		13,512,933
Shareholder service fees		786,769
Accrued expenses	+	359,315
Total liabilities		10,576,979,359
Net assets		$92,451,017,517

Net Assets by Source
Capital received from investors		$92,450,562,226
Total distributable earnings	+	455,291
Net assets		$92,451,017,517

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$38,396,752,067		38,396,023,425		$1.00
Ultra Shares	$54,054,265,450		54,053,507,903		$1.00

See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
25

Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,917,813,247

Expenses
Investment adviser and administrator fees		84,174,773
Shareholder service fees:
Investor Shares		27,708,442
Registration fees		1,527,000
Portfolio accounting fees		238,655
Custodian fees		196,610
Shareholder reports		142,564
Independent trustees’ fees		52,954
Professional fees		50,597
Transfer agent fees		633
Other expenses	+	169,658
Total expenses		114,261,886
Expense reduction	–	2,378,670
Net expenses	–	111,883,216
Net investment income		1,805,930,031

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		455,291
Increase in net assets resulting from operations		$1,806,385,322
See financial notes
26
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$1,805,930,031	$3,326,532,723
Net realized gains	+	455,291	235,212
Increase in net assets from operations		$1,806,385,322	$3,326,767,935

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($736,802,217 )	($1,421,784,791 )
Ultra Shares	+	(1,069,127,814)	(1,904,949,117)
Total distributions		($1,805,930,031 )	($3,326,733,908 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		30,342,077,289	53,416,155,560
Ultra Shares	+	47,160,023,144	81,811,729,811
Total shares sold		77,502,100,433	135,227,885,371
Shares Reinvested
Investor Shares		512,867,051	985,660,038
Ultra Shares	+	801,394,986	1,433,613,125
Total shares reinvested		1,314,262,037	2,419,273,163
Shares Redeemed
Investor Shares		(28,004,910,821)	(42,277,708,040)
Ultra Shares	+	(43,277,361,317)	(63,394,707,061)
Total shares redeemed		(71,282,272,138)	(105,672,415,101)
Net transactions in fund shares		7,534,090,332	31,974,743,433

NET ASSETS
Beginning of period		$84,916,471,894	$52,941,694,434
Total increase	+	7,534,545,623	31,974,777,460
End of period		$92,451,017,517	$84,916,471,894

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
27

Schwab Treasury Obligations Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.03%[3]	4.96%	4.85%	1.40%	0.01%	0.27%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%[4]	0.34%	0.34%	0.30%[5,6]	0.06%[6]	0.30%[6,7]
Total expenses	0.34%[4]	0.35%	0.36%	0.35%[5]	0.35%	0.46%
Net investment income (loss)	4.06%[4]	4.85%	4.81%	1.92%	0.01%	0.27%
Net assets, end of period (x 1,000,000)	$37,183	$36,001	$35,243	$15,372	$5,632	$7,573

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
28
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.02	0.05	0.05	0.02	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.02	0.05	0.05	0.02	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.02)	(0.05)	(0.05)	(0.02)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.11%[4]	5.12%	5.00%	1.52%	0.01%	0.00%[4,5]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%[6]	0.19%	0.19%	0.18%[7,8]	0.06%[8]	0.16%[6,8]
Total expenses	0.19%[6]	0.20%	0.21%	0.20%[7]	0.20%	0.21%[6]
Net investment income (loss)	4.21%[6]	5.00%	4.94%	2.53%	0.01%	0.01%[6]
Net assets, end of period (x 1,000,000)	$37,086	$33,772	$33,877	$17,073	$2,244	$1,754

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Percentage was less than 0.005%.
[6]	Annualized.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
29

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 24.5% OF NET ASSETS
UNITED STATES TREASURY
		2.25%		11/15/25	45,100,000	44,767,811
		0.38%		11/30/25	326,800,000	321,674,196
		2.88%		11/30/25	90,000,000	89,511,152
		4.88%		11/30/25	376,400,000	377,222,795
		4.00%		12/15/25	908,100,000	906,608,117
		0.38%		12/31/25	505,000,000	495,491,131
		2.63%		12/31/25	233,800,000	231,941,737
		4.25%		12/31/25	456,900,000	456,877,357
		3.88%		01/15/26	95,800,000	95,607,276
		0.38%		01/31/26	301,700,000	295,064,212
		2.63%		01/31/26	75,200,000	74,514,516
		4.25%		01/31/26	179,500,000	179,489,063
(3 mo. US TBILL + 0.25%)	(a)	4.49%	07/01/25	01/31/26	1,080,600,000	1,081,189,218
		1.63%		02/15/26	967,100,000	952,021,113
		4.00%		02/15/26	297,100,000	296,678,434
		0.50%		02/28/26	199,100,000	194,365,929
		4.63%		02/28/26	381,500,000	382,447,979
		4.63%		03/15/26	271,200,000	271,778,909
		0.75%		03/31/26	280,000,000	273,141,208
		4.50%		03/31/26	358,700,000	359,781,537
		3.75%		04/15/26	67,000,000	66,862,612
		0.75%		04/30/26	665,700,000	647,667,793
		2.38%		04/30/26	223,000,000	219,742,432
(3 mo. US TBILL + 0.15%)	(a)	4.39%	07/01/25	04/30/26	2,643,800,000	2,644,227,746
		4.88%		04/30/26	1,170,000,000	1,177,513,814
		1.63%		05/15/26	144,500,000	141,380,285
		3.63%		05/15/26	251,600,000	250,415,530
		0.75%		05/31/26	111,300,000	107,934,781
		4.88%		05/31/26	74,600,000	75,164,775
		0.88%		06/30/26	316,000,000	306,105,418
		4.63%		06/30/26	114,200,000	114,787,675
(3 mo. US TBILL + 0.18%)	(a)	4.42%	07/01/25	07/31/26	622,100,000	621,945,896
(3 mo. US TBILL + 0.21%)	(a)	4.45%	07/01/25	10/31/26	1,213,900,000	1,215,659,892
(3 mo. US TBILL + 0.10%)	(a)	4.34%	07/01/25	01/31/27	2,199,300,000	2,199,236,047
(3 mo. US TBILL + 0.16%)	(a)	4.40%	07/01/25	04/30/27	1,037,700,000	1,038,016,553
Total U.S. Treasury Debt (Cost $18,206,834,939)						18,206,834,939
See financial notes
30
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 75.6% OF NET ASSETS
U.S. TREASURY REPURCHASE AGREEMENTS 75.6%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/24/25, repurchase date 07/01/25		4.29%		07/01/25	450,375,375	450,000,000
(Collateralized by U.S. Treasury Securities valued at $459,000,039, 0.13% - 5.00%, due 09/30/25 - 02/15/54)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	379,046,217	379,000,000
(Collateralized by U.S. Treasury Securities valued at $386,580,055, 0.13% - 4.13%, due 11/30/26 - 02/15/51)
BANCO SANTANDER SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	316,038,622	316,000,000
(Collateralized by U.S. Treasury Securities valued at $322,320,011, 1.25% - 3.00%, due 02/15/47 - 05/15/52)
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	140,017,072	140,000,000
(Collateralized by U.S. Treasury Securities valued at $142,817,437, 1.63% - 4.25%, due 11/30/26 - 05/15/49)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	15,585,382	15,583,482
(Collateralized by U.S. Treasury Securities valued at $15,897,135, 1.13% - 4.38%, due 10/31/26 - 05/15/51)
Issued 06/20/25, repurchase date 07/31/25		4.30%		07/07/25	501,015,278	500,000,000
(Collateralized by U.S. Treasury Securities valued at $512,497,636, 0.00% - 6.00%, due 10/02/25 - 08/15/53)
BNP PARIBAS SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	309,037,681	309,000,000
(Collateralized by U.S. Treasury Securities valued at $315,218,449, 1.25% - 4.00%, due 09/30/26 - 07/31/29)
BOFA SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	307,037,437	307,000,000
(Collateralized by U.S. Treasury Securities valued at $313,140,021, 0.63% - 1.88%, due 02/15/43 - 11/15/51)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	246,029,998	246,000,000
(Collateralized by U.S. Treasury Securities valued at $250,920,065, 0.13% - 4.50%, due 07/31/25 - 07/15/34)
Issued 06/02/25, repurchase date 07/02/25		4.32%		07/02/25	401,440,000	400,000,000
(Collateralized by U.S. Treasury Securities valued at $408,000,002, 0.13% - 4.88%, due 07/31/25 - 02/15/55)
Issued 06/20/25, repurchase date 07/31/25		4.31%		07/07/25	5,661,499,319	5,650,000,000
(Collateralized by U.S. Treasury Securities valued at $5,763,000,006, 0.00% - 5.00%, due 07/15/25 - 05/15/55)
Issued 05/09/25, repurchase date 07/09/25		4.32%		07/07/25	604,248,000	600,000,000
(Collateralized by U.S. Treasury Securities valued at $612,000,022, 0.00% - 4.88%, due 07/31/25 - 02/15/55)
Issued 06/17/25, repurchase date 07/17/25		4.32%		07/07/25	501,200,000	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,009, 0.50% - 4.13%, due 01/15/26 - 02/15/51)
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
31

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,127,137,431	1,127,000,000
(Collateralized by U.S. Treasury Securities valued at $1,149,540,047, 1.25% - 4.88%, due 09/30/27 - 08/31/29)
Issued 06/30/25, repurchase date 07/07/25		4.38%		07/07/25	7,477,362,802	7,471,000,000
(Collateralized by U.S. Treasury Securities valued at $7,620,420,007, 0.00% - 6.63%, due 07/03/25 - 02/15/48)
Issued 05/07/25, repurchase date 08/08/25		4.35%		08/08/25	252,809,375	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,029,709, 0.00%, due 07/03/25 - 05/14/26)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	84,010,243	84,000,000
(Collateralized by U.S. Treasury Securities valued at $85,690,480, 3.75% - 4.25%, due 04/15/28 - 06/30/29)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	500,060,972	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,062,211, 0.50% - 4.50%, due 07/15/26 - 01/31/30)
Issued 06/25/25, repurchase date 07/02/25		4.33%		07/02/25	1,000,841,944	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,858,823, 1.88% - 4.75%, due 02/15/42 - 05/15/55)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	72,008,780	72,000,000
(Collateralized by U.S. Treasury Securities valued at $73,440,003, 2.00% - 3.88%, due 02/15/28 - 08/15/51)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	140,017,111	140,000,000
(Collateralized by U.S. Treasury Securities valued at $142,817,548, 0.00% - 4.50%, due 09/16/25 - 02/15/44)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.25%		07/01/25	11,037,302,861	11,036,000,000
(Collateralized by U.S. Treasury Securities valued at $11,037,302,924, 0.63%, due 05/15/30)
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,876,229,289	1,876,000,000
(Collateralized by U.S. Treasury Securities valued at $1,913,520,062, 1.75% - 4.25%, due 01/15/28 - 11/15/34)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,405,171,722	1,405,000,000
(Collateralized by U.S. Treasury Securities valued at $1,433,100,117, 1.38% - 4.75%, due 05/15/40 - 08/15/41)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	632,077,244	632,000,000
(Collateralized by U.S. Treasury Securities valued at $644,640,026, 0.13% - 4.25%, due 06/30/31 - 07/15/31)
See financial notes
32
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
GOLDMAN SACHS & CO LLC
Issued 06/24/25, repurchase date 07/01/25		4.30%		07/01/25	1,000,836,111	1,000,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,000,005, 0.13% - 3.50%, due 08/15/30 - 08/15/49)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	520,063,411	520,000,000
(Collateralized by U.S. Treasury Securities valued at $530,400,021, 0.13% - 2.63%, due 02/15/29 - 01/15/35)
Issued 06/25/25, repurchase date 07/02/25		4.33%		07/02/25	2,001,683,889	2,000,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,000,046, 0.13% - 5.00%, due 06/30/27 - 05/15/53)
Issued 06/27/25, repurchase date 07/03/25		4.37%		07/03/25	400,291,333	400,000,000
(Collateralized by U.S. Treasury Securities valued at $408,000,066, 3.38% - 4.25%, due 01/31/30 - 05/15/33)
JP MORGAN SECURITIES LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,756,214,134	1,756,000,000
(Collateralized by U.S. Treasury Securities valued at $1,791,120,068, 1.13% - 5.25%, due 09/30/26 - 11/15/52)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,756,214,134	1,756,000,000
(Collateralized by U.S. Treasury Securities valued at $1,791,120,055, 0.63% - 6.13%, due 01/15/26 - 11/30/29)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	773,094,263	773,000,000
(Collateralized by U.S. Treasury Securities valued at $788,460,063, 0.63% - 4.63%, due 12/31/26 - 09/30/28)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,756,214,134	1,756,000,000
(Collateralized by U.S. Treasury Securities valued at $1,791,120,056, 1.25% - 4.75%, due 01/15/28 - 11/15/44)
MUFG SECURITIES AMERICAS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	246,029,998	246,000,000
(Collateralized by U.S. Treasury Securities valued at $250,920,045, 1.25% - 4.75%, due 05/15/33 - 08/15/53)
Issued 06/20/25, repurchase date 07/31/25		4.35%		07/31/25	502,477,083	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,090, 0.00% - 5.00%, due 10/02/25 - 08/15/54)
RBC DOMINION SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	428,052,192	428,000,000
(Collateralized by U.S. Treasury Securities valued at $436,613,287, 0.13% - 4.88%, due 07/15/26 - 02/15/53)
Issued 06/20/25, repurchase date 07/31/25		4.30%		07/07/25	5,010,152,778	5,000,000,000
(Collateralized by U.S. Treasury Securities valued at $5,124,975,859, 0.00% - 4.88%, due 07/03/25 - 05/15/55)
Issued 06/20/25, repurchase date 07/31/25		4.30%		07/07/25	1,252,538,194	1,250,000,000
(Collateralized by U.S. Treasury Securities valued at $1,281,243,960, 0.00% - 5.00%, due 08/12/25 - 08/15/54)
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
33

Schwab Treasury Obligations Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/24/25, repurchase date 07/01/25		4.29%		07/01/25	250,208,542	250,000,000
(Collateralized by U.S. Treasury Securities valued at $255,000,090, 0.00% - 4.75%, due 07/10/25 - 02/15/45)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	295,035,974	295,000,000
(Collateralized by U.S. Treasury Securities valued at $300,900,093, 0.00% - 5.25%, due 07/31/25 - 11/15/54)
Issued 06/25/25, repurchase date 07/02/25		4.34%		07/02/25	500,421,944	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,007, 0.00% - 4.88%, due 08/21/25 - 05/15/54)
Issued 06/27/25, repurchase date 07/03/25		4.38%		07/03/25	1,801,314,000	1,800,000,000
(Collateralized by U.S. Treasury Securities valued at $1,836,000,086, 0.00% - 5.25%, due 08/07/25 - 11/15/54)
Issued 06/30/25, repurchase date 07/07/25		4.38%		07/07/25	500,425,833	500,000,000
(Collateralized by U.S. Treasury Securities valued at $510,000,059, 0.00% - 4.75%, due 07/17/25 - 11/15/54)
						56,135,583,482
Total Repurchase Agreements (Cost $56,135,583,482)						56,135,583,482
Total Investments in Securities (Cost $74,342,418,421)						74,342,418,421

(a)	Variable rate security; rate shown is effective rate at period end.

FICC —	Fixed Income Clearing Corp
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
34
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$18,206,834,939
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		56,135,583,482
Receivables:
Fund shares sold		397,061,671
Interest		149,717,681
Prepaid expenses	+	514,736
Total assets		74,889,712,509

Liabilities
Payables:
Fund shares redeemed		537,527,033
Distributions to shareholders		69,962,314
Investment adviser and administrator fees		11,093,860
Shareholder service fees		761,909
Accrued expenses	+	1,392,028
Total liabilities		620,737,144
Net assets		$74,268,975,365

Net Assets by Source
Capital received from investors		$74,268,534,255
Total distributable earnings	+	441,110
Net assets		$74,268,975,365

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$37,183,079,877		37,182,748,745		$1.00
Ultra Shares	$37,085,895,488		37,085,598,342		$1.00

See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
35

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$1,585,886,722

Expenses
Investment adviser and administrator fees		68,523,154
Shareholder service fees:
Investor Shares		27,522,529
Registration fees		636,067
Portfolio accounting fees		211,541
Custodian fees		185,777
Shareholder reports		157,001
Professional fees		50,245
Independent trustees’ fees		49,487
Transfer agent fees		634
Other expenses	+	164,036
Total expenses		97,500,471
Expense reduction	–	1,454,788
Net expenses	–	96,045,683
Net investment income		1,489,841,039

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		480,079
Increase in net assets resulting from operations		$1,490,321,118
See financial notes
36
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$1,489,841,039	$3,356,587,389
Net realized gains	+	480,079	2,403
Increase in net assets from operations		$1,490,321,118	$3,356,589,792

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($744,474,109 )	($1,718,638,426 )
Ultra Shares	+	(745,366,930)	(1,637,990,988)
Total distributions		($1,489,841,039 )	($3,356,629,414 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		29,583,794,522	53,742,074,789
Ultra Shares	+	31,999,997,325	52,176,367,624
Total shares sold		61,583,791,847	105,918,442,413
Shares Reinvested
Investor Shares		503,020,358	1,157,516,037
Ultra Shares	+	544,053,611	1,199,805,657
Total shares reinvested		1,047,073,969	2,357,321,694
Shares Redeemed
Investor Shares		(28,905,130,422)	(54,141,891,654)
Ultra Shares	+	(29,230,022,487)	(53,481,797,303)
Total shares redeemed		(58,135,152,909)	(107,623,688,957)
Net transactions in fund shares		4,495,712,907	652,075,150

NET ASSETS
Beginning of period		$69,772,782,379	$69,120,746,851
Total increase	+	4,496,192,986	652,035,528
End of period		$74,268,975,365	$69,772,782,379

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
37

Schwab Government Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Government Money Fund	Schwab Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund	Schwab California Municipal Money Fund
Schwab Prime Advantage Money Fund	Schwab New York Municipal Money Fund
Schwab Retirement Government Money Fund
Schwab Government Money Fund offers three share classes: Sweep Shares, Investor Shares and Ultra Shares. Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund, each offer two share classes, Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Government Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and  obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.
The Schwab U.S. Treasury Money Fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government.
The Schwab Treasury Obligations Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and repurchase agreements backed by such investments.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
38
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2025, each of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of  the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
39

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
As of June 30, 2025, the following funds had investments in repurchase agreements with a value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$50,855,462,149
Schwab Treasury Obligations Money Fund	56,135,583,482
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Each fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) each fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
40
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds.  The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of the Schwab Government Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
41

Schwab Government Money Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of a fund’s shares owned by shareholders holding shares through Schwab.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	SHAREHOLDER SERVICING FEE	SWEEP ADMINISTRATION FEE
Schwab Government Money Fund
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab U.S. Treasury Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Schwab Treasury Obligations Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares	0.44%
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab U.S. Treasury Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
Schwab Treasury Obligations Money Fund
Investor Shares	0.34%
Ultra Shares	0.19%
42
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the Schwab Government Money Fund, Ultra Shares that are owned by other funds in the Fund Complex as of June 30, 2025:
Schwab Balanced Fund	0.1%
Schwab MarketTrack Balanced Portfolio	0.1%
Schwab MarketTrack Conservative Portfolio	0.0%*
Schwab MarketTrack Growth Portfolio	0.1%
Schwab Monthly Income Fund - Flexible Payout	0.0%*
Schwab Monthly Income Fund - Income Payout	0.0%*
Schwab Monthly Income Fund - Target Payout	0.0%*
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.0%*
Schwab Target 2020 Fund	0.0%*
Schwab Target 2025 Fund	0.0%*
Schwab Target 2030 Fund	0.0%*
Schwab Target 2035 Fund	0.0%*
Schwab Target 2040 Fund	0.0%*
Schwab Target 2045 Fund	0.0%*
Schwab Target 2050 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.0%*
Schwab Target 2025 Index Fund	0.0%*
Schwab Target 2030 Index Fund	0.0%*
Schwab Target 2035 Index Fund	0.0%*
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.0%*
Schwab VIT Growth Portfolio	0.0%*

*	Less than 0.05%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2025, the funds had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
43

Schwab Government Money Funds
Financial Notes, unaudited (continued)

 4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Government Money Fund	$81,741,960,733
Schwab U.S. Treasury Money Fund	102,345,664,529
Schwab Treasury Obligations Money Fund	74,342,418,421
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Government Money Fund	$3,156,929,056
Schwab U.S. Treasury Money Fund	3,326,733,908
Schwab Treasury Obligations Money Fund	3,356,629,414
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.
44
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
Financial Notes, unaudited (continued)

 7. Reorganization:
Effective at the open of business on September 9, 2024, the Schwab Variable Share Price Money Fund (Acquired Fund) reorganized into the Schwab Government Money Fund (Surviving Fund) pursuant to the terms of the Agreement and Plan of Reorganization (the Plan of Reorganization). Under the Plan of Reorganization all of the assets and liabilities of the Acquired Fund were transferred to the Surviving Fund in exchange for shares of the Acquired Fund (the Reorganization). The Reorganization qualified as a tax-free exchange for federal income tax purposes and shareholder approval was not required.
The Reorganization was due to the SEC adopting amendments in July 2023 to Rule 2a-7, the primary rule under the 1940 Act, governing money market funds, which required the Schwab Variable Share Price Money Fund to adopt procedures to implement mandatory liquidity fees by October 2, 2024. The Reorganization was intended to reduce operational complexities due to mandatory liquidity fee requirement for variable NAV funds, both funds operate as money market funds and pursue a substantially similar investment objective, and the Reorganization could potentially have future economies of scale.
The following is a summary of shares outstanding, net assets, and net asset value per share issued immediately before and after the Reorganization.
	BEFORE REORGANIZATION		ADJUSTMENT	AFTER REORGANIZATION
	Acquired Fund	Surviving Fund		Combined Surviving Fund
Sweep Shares
Net Assets	N/A	20,308,845,413	(334,271)[1]	20,308,511,142
Shares Outstanding	N/A	20,308,655,045	N/A	20,308,655,045
Net Assets Value Per Share	N/A	$1.00	N/A	$1.00

Investor Shares
Net Asset	N/A	$26,454,326,984	($436,052 )[1]	$26,453,890,932
Shares Outstanding	N/A	26,454,176,276	N/A	26,454,176,276
Net Asset Value Per Share	N/A	$1.00		$1.00

Ultra Shares
Net Assets	$5,094,839,214	$20,620,751,780	($423,004 )[1]	$25,715,167,990
Shares Outstanding	5,092,293,067	20,620,737,954	2,546,147 [2]	25,715,577,168
Net Asset Value Per Share	$1.0005	$1.00		$1.00

Net Unrealized Appreciation (Depreciation)	$1,193,327 [1]		($1,193,327 )[1]	—
Value of Investments	$4,989,593,379	$67,510,750,050	($1,193,327 )[1]	$72,499,150,102
Cost of Investments	$4,988,400,052	$67,510,750,050		$72,499,150,102

[1]
Valuation method adjustment. The Acquired Fund computed its NAV using the fair value of its investments and rounded its NAV per share to the fourth decimal place, while the Surviving Fund uses the amortized cost method of valuation and seeks to maintain a stable $1.00 NAV per share.

[2]
Adjustment is the difference between the Acquired Fund’s NAV and the Surviving Fund’s NAV and the resulting share adjustments that were processed to maintain the appropriate fair value of the Acquired Fund at the adjusted NAV.

The investment portfolio of the Acquired Fund, with a value of $4,989,593,379 in investments and a cost basis of $4,988,400,052 on September 6, 2024, was the principal asset acquired by the Surviving Fund. The unrealized gain amount of $1,193,327 is the valuation method adjustment in the above footnote, this amount was reclassified in the Surviving Funds Capital received from investors in the Statement of Assets and Liabilities and the Transaction in Fund Shares in the Statement of Changes in Net Assets.The Surviving Fund acquired capital loss carryovers aggregating $3,662 from the Acquired Fund.
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
45

Schwab Government Money Funds
Financial Notes, unaudited (continued)

7. Reorganization (continued):
Assuming the acquisition had been completed on January 1, 2024, the beginning of the prior annual reporting period of the Surviving Fund, the combined pro forma results of operations for the year ended December 31, 2024, would have been as follows:
Schwab Government Money Fund
Net investment income (loss)	$3,366,286,654
Net realized gains or losses on sales of securities – unaffiliated issuers	$165,914
Net increase in net assets resulting from operations	$3,366,452,568
Because the Acquired Fund and Surviving Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro forma information on a per-share basis.
Because each of the combined investment portfolios have been managed as a single integrated portfolio since the date the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Surviving Fund’s Statement of Operations since September 9, 2024.
See Transactions in Fund Shares in the Statement of Changes in Net Assets for the changes in shares outstanding for the Schwab Government Money Fund during the prior report period.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
46
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
47

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
48
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
49

Schwab Government Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations,
50
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

Schwab Government Money Funds
that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser and its affiliates practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustee’s also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not
Schwab Government Money Funds | Semiannual Holdings and Financial Statements
51

Schwab Government Money Funds
identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
52
Schwab Government Money Funds | Semiannual Holdings and Financial Statements

MFR32957-20
00315733

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.25%[3]	3.08%	3.05%	0.92%	0.02%	0.35%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%[4]	0.34%	0.34%	0.32%[5,6]	0.11%[6]	0.29%[6,7]
Total expenses	0.35%[4]	0.35%	0.35%	0.35%[5]	0.35%	0.45%
Net investment income (loss)	2.50%[4]	3.03%	3.01%	1.07%	0.01%	0.35%
Net assets, end of period (x 1,000,000)	$4,367	$4,346	$4,003	$2,954	$1,597	$2,041

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	—
Total distributions	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.32%[3]	3.24%	3.21%	1.05%	0.02%	0.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%[4]	0.19%	0.19%	0.19%[5,6]	0.11%[6]	0.19%[6,7]
Total expenses	0.20%[4]	0.20%	0.20%	0.20%[5]	0.20%	0.30%
Net investment income (loss)	2.65%[4]	3.18%	3.14%	1.18%	0.01%	0.45%
Net assets, end of period (x 1,000,000)	$12,690	$13,210	$12,547	$11,582	$6,405	$9,948

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.4% OF NET ASSETS
ALABAMA 1.3%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.02%		07/07/25	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.02%		07/07/25	10,550,000	10,550,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.05%		07/07/25	1,050,000	1,050,000
Black Belt Energy Gas District
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	7,490,000	7,490,000
Gas RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	4,000,000	4,000,000
Gas Supply RB Series 2023B	(b)(c)(d)	1.95%		07/07/25	7,075,000	7,075,000
Energy Southeast Cooperative District
Energy Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	5,900,000	5,900,000
Huntsville Health Care Auth
CP		3.10%		07/17/25	18,000,000	18,000,000
CP		3.10%		07/21/25	7,000,000	7,000,000
CP		3.05%		10/07/25	20,000,000	20,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(a)	2.03%		07/07/25	36,800,000	36,800,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(a)	2.03%		07/07/25	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(a)	2.03%		07/07/25	47,440,000	47,440,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	1.85%		07/07/25	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	(a)	2.03%		07/07/25	15,000,000	15,000,000
Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	1,245,000	1,245,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	4,000,000	4,000,000
Commodity Supply RB (Project No 5) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	2,500,000	2,500,000
Energy Supply RB Series 2025A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.10%		07/01/25	8,335,000	8,335,000
						221,560,000
ALASKA 0.0%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2021A		4.00%		12/01/25	650,000	651,047
Valdez
Refunding RB (ExxonMobil) Series 1993B	(a)	4.05%		07/01/25	1,700,000	1,700,000
						2,351,047
ARIZONA 0.9%
Arizona Health Facilities Auth
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	2.12%	07/03/25	07/07/25	15,693,000	15,693,000
Arizona IDA
Hospital Refunding RB (Phoenix Children’s Hospital) Series 2019A (LOC: TD BANK NA)	(a)	3.95%		07/01/25	3,415,000	3,415,000
Maricopa Cnty IDA
CP (Banner Health)		2.88%		07/09/25	11,000,000	11,000,000
CP (Banner Health)		2.97%		08/06/25	40,000,000	40,000,000
CP (Banner Health)		3.00%		09/18/25	16,000,000	16,000,000
CP (Banner Health)		2.97%		10/08/25	37,000,000	37,000,000
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	10,500,000	10,500,000
Pinal Cnty IDA
Solid Waste Disposal RB (Feenstra Investments LLC) Series 2002 (LOC: COBANK ACB)	(a)	2.32%		07/07/25	1,250,000	1,250,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	7,000,000	7,000,000
Electric System RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	6,745,000	6,745,000
						148,603,000
ARKANSAS 0.6%
Arkansas Development Finance Auth
RB (Green Bay Packaging Inc) Series 2025 (LOC: WELLS FARGO BANK NA)	(a)(b)	1.97%		07/07/25	97,500,000	97,500,000
CALIFORNIA 2.4%
California
GO Bonds		5.00%		11/01/25	150,000	150,813
GO Bonds (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.95%		07/01/25	4,915,000	4,915,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.94%		07/07/25	12,000,000	12,000,000
California State Univ
CP Series A1 (LOC: BARCLAYS BANK PLC)		3.05%		07/08/25	40,000,000	40,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		3.01%		08/14/25	6,135,000	6,135,000
RB (Kaiser Permanente) Series 2004E		2.97%		10/07/25	19,500,000	19,500,000
RB (Kaiser Permanente) Series 2006D		2.87%		07/09/25	38,500,000	38,500,000
RB (Kaiser Permanente) Series 2006D		2.97%		08/13/25	2,500,000	2,500,000
RB (Kaiser Permanente) Series 2006D		2.90%		10/09/25	3,630,000	3,629,261
RB (Kaiser Permanente) Series 2009B4		2.87%		07/09/25	20,000,000	20,000,000
East Bay Municipal Utility District
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.85%		08/07/25	2,600,000	2,600,000
Los Angeles
TRAN 2025	(e)	5.00%		06/25/26	65,000,000	66,180,400
Los Angeles Dept of Airports
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	465,000	465,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	2.01%		07/07/25	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	1.99%		07/07/25	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	2.01%		07/07/25	700,000	700,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	1.99%		07/07/25	9,000,000	9,000,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		07/01/25	4,795,000	4,795,000
San Francisco Airport Commission
RB 2nd Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.96%	07/03/25	07/07/25	13,465,000	13,465,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	16,485,000	16,485,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.96%		07/07/25	400,000	400,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.96%		07/07/25	55,045,000	55,045,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.96%		07/07/25	28,985,000	28,985,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.97%		07/07/25	1,865,000	1,865,000
RB 2nd Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	3,185,000	3,185,000
RB 2nd Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	9,435,000	9,435,000
Refunding RB 2nd Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	7,810,000	7,810,000
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.97%		07/07/25	2,000,000	2,000,000
Refunding RB 2nd Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	11,840,000	11,840,000
San Joaquin Valley Clean Energy Auth
Clean Energy RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%		07/07/25	4,175,000	4,175,000
Univ of California
CP Notes Series 2009A		3.00%		08/13/25	1,000,000	1,000,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		07/01/25	8,875,000	8,875,000
						403,635,474
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
COLORADO 1.7%
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	1,000,000	1,000,000
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	3,905,000	3,905,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	68,930,000	68,930,000
RB (Intermountain Healthcare) Series 2022A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	1,200,000	1,200,000
RB (Intermountain Healthcare) Series 2024E (LIQ: TD BANK NA)	(a)	3.95%		07/01/25	3,800,000	3,800,000
RB (SCL Health System) Series 2016D	(a)	1.80%		07/07/25	9,300,000	9,300,000
Colorado Housing & Finance Auth
M/F Housing RB (Terrace Park Apartments) Series 2007 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.07%	07/03/25	07/07/25	10,410,000	10,410,000
S/F Mortgage Bonds Class I Series 2023C		3.15%		11/01/25	320,000	319,944
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	(b)(c)(d)	1.95%		07/07/25	15,000,000	15,000,000
Sales Tax Refunding RB Series 2007A (LIQ: CITIBANK NA)	(b)(c)(d)	1.95%		07/07/25	27,000,000	27,000,000
Denver
Airport System RB Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	1,665,000	1,665,000
Airport System RB Series 2022A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.20%		07/01/25	20,580,000	20,580,000
Airport System RB Series 2022C		5.00%		11/15/25	1,800,000	1,811,859
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.15%		07/01/25	15,750,000	15,750,000
Airport System RB Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.04%		07/07/25	3,240,000	3,240,000
Airport System RB Series 2022D (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.00%		07/07/25	2,000,000	2,000,000
Airport System Sub RB Series 2018A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.00%		07/07/25	11,185,000	11,185,000
Denver Airport
Airport System RB Series 2022A (LIQ: CITIBANK NA)	(b)(c)(d)	1.97%		07/07/25	20,615,000	20,615,000
Airport System Sub RB Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.96%		07/07/25	4,420,000	4,420,000
Denver SD #1
GO Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	1,500,000	1,500,000
GO Bonds Series 2025C (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	7,000,000	7,000,000
GO Refunding Bonds Series 2016		5.00%		12/01/25	140,000	140,943
Denver Water Board
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.00%		07/09/25	26,000,000	26,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.03%		07/09/25	5,875,000	5,875,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.10%		07/09/25	20,000,000	20,000,000
Water Refunding RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.97%		07/07/25	5,000,000	5,000,000
Univ of Colorado Hospital Auth
Refunding RB Series 2018C (LIQ: TD BANK NA)	(a)	3.95%		07/01/25	5,800,000	5,800,000
						293,447,746
CONNECTICUT 0.9%
Connecticut Health & Educational Facilities Auth
RB (Yale New Haven Health) Series 2024C1	(a)	1.60%		07/07/25	84,250,000	84,250,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Connecticut HFA
Housing Mortgage Finance Bonds Series 2018C4 (LIQ: TD BANK NA)	(a)	1.97%		07/07/25	12,900,000	12,900,000
Housing Mortgage Finance Bonds Series 2020E2		1.00%		11/15/25	600,000	593,651
Housing Mortgage Finance Bonds Series 2024F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	13,000,000	13,000,000
Housing Mortgage Finance Bonds Series 2025C3 (LIQ: ROYAL BANK OF CANADA)	(a)	1.92%		07/07/25	25,000,000	25,000,000
Darien
GO BAN		4.00%		04/23/26	20,000,000	20,147,241
						155,890,892
DELAWARE 1.2%
BlackRock Long Term Municipal Advantage Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	2.08%		07/07/25	38,000,000	38,000,000
BlackRock MuniYield Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	2.08%		07/07/25	150,800,000	150,800,000
Delaware Health Facilities Auth
Refunding RB (Christiana Care Health Services) Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	12,550,000	12,550,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	(a)	2.00%		07/07/25	5,185,000	5,185,000
						206,535,000
DISTRICT OF COLUMBIA 1.5%
District Columbia Income Tax Revenue
Income Tax Secured RB 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	8,755,000	8,755,000
District of Columbia
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	42,000,000	42,000,000
GO Bonds Series 2023A (LIQ: UBS AG)	(b)(c)(d)	4.05%		07/01/25	5,000,000	5,000,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	12,325,000	12,325,000
GO Refunding Bonds Series 2024C		5.00%		12/01/25	10,000,000	10,071,492
Income Tax Secured RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	3,750,000	3,750,000
Income Tax Secured Refunding RB Series 2025A		5.00%		06/01/26	19,000,000	19,343,243
Income Tax Secured Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,620,000	4,620,000
District of Columbia HFA
M/F Housing RB (Pentacle Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.99%		07/07/25	7,925,000	7,925,000
District of Columbia Water & Sewer Auth
Extendible CP Series A	(c)	2.88%	08/07/25	10/31/25	30,700,000	30,700,000
Public Utility Sr Lien RB Series 2018B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	1,335,000	1,335,000
Public Utility Sub Lien RB Series 2014B2 (LIQ: TD BANK NA)	(a)	1.93%		07/07/25	32,400,000	32,400,000
Public Utility Sub Lien RB Series 2019A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	3,760,000	3,760,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2011A3 (LOC: TD BANK NA)	(a)	2.00%		07/07/25	4,600,000	4,600,000
Airport System Refunding RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.98%		07/07/25	7,725,000	7,725,000
Airport System Refunding RB Series 2019A (LIQ: CITIBANK NA)	(b)(c)(d)	1.96%		07/07/25	5,500,000	5,500,000
Airport System Refunding RB Series 2019B		5.00%		10/01/25	1,185,000	1,189,218
Airport System Refunding RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.20%		07/01/25	4,960,000	4,960,000
Airport System Refunding RB Series 2021A & 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.15%		07/01/25	14,930,000	14,930,000
Airport System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.97%		07/07/25	10,285,000	10,285,000
Airport System Refunding RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.20%		07/01/25	8,000,000	8,000,000
Airport System Refunding RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.00%		07/07/25	22,715,000	22,715,000
						261,888,953
FLORIDA 4.5%
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	(a)	2.16%		07/07/25	8,545,000	8,544,927
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.15%		07/07/25	4,295,000	4,295,000
Broward Cnty
Airport Facility RB (Embraer Aircraft Holding) Series 2007A (LOC: CITIBANK NA)	(a)	1.90%		07/07/25	11,500,000	11,500,000
Airport System RB Series 2019A 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.98%		07/07/25	5,310,000	5,310,000
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.00%		07/29/25	35,000,000	35,000,000
Collier Cnty IDA
IDRB (Allete) Series 2006 (LOC: WELLS FARGO BANK NA)	(a)	1.95%	07/03/25	07/07/25	27,800,000	27,800,000
Florida
Refunding Bonds Series 2019A		5.00%		07/01/25	1,305,000	1,305,000
Transportation Bonds Series 2017A		5.00%		07/01/25	390,000	390,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.96%		07/07/25	4,530,000	4,530,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	(a)	2.01%		07/07/25	2,895,000	2,895,000
M/F Mortgage RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(a)	1.97%		07/07/25	1,980,000	1,980,000
M/F Mortgage RB (Mariner’s Cay Apts) Series 2008M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.95%		07/07/25	1,350,000	1,350,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.97%		07/07/25	4,400,000	4,400,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	(a)	2.01%		07/07/25	2,750,000	2,750,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.96%		07/07/25	4,690,000	4,690,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.95%		07/07/25	9,710,000	9,710,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.95%		07/07/25	3,500,000	3,500,000
Florida Local Government Finance Commission
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.03%		07/02/25	10,200,000	10,200,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		3.05%		07/02/25	36,519,000	36,519,000
CP Series A1 (LOC: JPMORGAN CHASE BANK NA)		2.95%		08/07/25	28,185,000	28,185,000
Greater Orlando Aviation Auth
Sub Airport Facilities RB Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.00%		07/07/25	1,875,000	1,875,000
Halifax Hospital Medical Center
Hospital Refunding RB Series 2008 (LOC: JPMORGAN CHASE BANK NA)	(a)	1.90%		07/07/25	31,265,000	31,265,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.97%		07/07/25	16,900,000	16,900,000
M/F Housing RB (Royal Palm Key Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.15%		07/07/25	5,815,000	5,815,000
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B (LOC: TD BANK NA)	(a)	3.95%		07/01/25	7,500,000	7,500,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		2.97%		08/11/25	38,100,000	38,100,000
Health Care Refunding RB (Baptist Health) Series 2019B	(a)	1.90%		07/07/25	21,120,000	21,120,000
Health Care Refunding RB (Baptist Health) Series 2019D	(a)	1.94%		07/07/25	5,800,000	5,800,000
Health Care Refunding RB (Baptist Health) Series 2019E	(a)	1.94%		07/07/25	32,955,000	32,955,000
JEA Water & Sewer System
Water & Sewer System RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	6,600,000	6,600,000
Water & Sewer System RB Series 2024A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,000,000	2,000,000
Water & Sewer System RB Series 2024A (LIQ: UBS AG)	(b)(c)(d)	1.94%		07/07/25	4,435,000	4,435,000
Water & Sewer System RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	2,665,000	2,665,000
Water & Sewer System RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.97%		07/07/25	6,015,000	6,015,000
Water & Sewer System RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	7,300,000	7,300,000
Lee Cnty
Airport RB Series 2021B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.98%		07/07/25	2,440,000	2,440,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.97%		07/07/25	7,915,000	7,915,000
Miami-Dade Cnty
Aviation RB Series 2019A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.96%		07/07/25	3,335,000	3,335,000
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	7,645,000	7,645,000
Professional Sports Franchise Facilities Tax RB Series 2009E (LOC: TD BANK NA)	(a)	1.97%		07/07/25	32,250,000	32,250,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		3.10%		08/05/25	30,000,000	30,000,000
Seaport CP Notes Series B1 (LOC: BANK OF AMERICA NA)		3.04%		10/15/25	150,000,000	150,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	15,055,000	15,055,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	37,375,000	37,375,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	5,955,000	5,955,000
Miami-Dade Cnty Transit System
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	7,500,000	7,500,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: TD BANK NA)	(a)	2.00%		07/07/25	2,475,000	2,475,000
Orange Cnty HFA
M/F Housing RB (Lakeside Pointe Apts) Series 2005B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.80%		07/07/25	4,665,000	4,665,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.80%		07/07/25	8,600,000	8,600,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: TRUIST BANK)	(a)	2.07%		07/07/25	6,570,000	6,570,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: TRUIST BANK)	(a)	2.07%		07/07/25	7,110,000	7,110,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.80%		07/07/25	9,155,000	9,155,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.80%		07/07/25	6,180,000	6,180,000
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.90%		07/07/25	5,795,000	5,795,000
Orlando Utilities Commission
Utility System Refunding RB Series 2013A		5.00%		10/01/25	150,000	150,499
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	(a)	3.75%		07/07/25	2,410,000	2,410,000
South Broward Hospital District
Hospital RB Series 2016A & 2018 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	1,195,000	1,195,000
Tampa International Airport
RB Series 2024B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.13%		07/01/25	17,190,000	17,190,000
						766,164,426
GEORGIA 4.1%
Atlanta
Airport General RB Series 2022B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.20%		07/01/25	3,000,000	3,000,000
Water & Wastewater CP Series 2024A1 (LOC: WELLS FARGO BANK NA)		3.90%		07/10/25	50,000,000	50,000,000
Water & Wastewater CP Series 2024A2 (LOC: TD BANK NA)		3.10%		08/06/25	15,078,000	15,078,000
Water & Wastewater CP Series 2024A2 (LOC: TD BANK NA)		2.98%		09/03/25	5,276,000	5,276,000
Water & Wastewater CP Series 2024A2 (LOC: TD BANK NA)		3.00%		09/03/25	6,700,000	6,700,000
Atlanta Hartsfield-Jackson Airport
3rd Lien Airport CP Series P1 (LOC: TD BANK NA)		3.10%		08/05/25	29,058,000	29,058,000
3rd Lien Airport CP Series Q2 (LOC: TRUIST BANK)		3.05%		08/05/25	128,986,000	128,986,000
Airport CP Notes Series M2 (LOC: BANK OF AMERICA NA)		3.05%		07/31/25	125,458,000	125,458,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Airport CP Notes Series N2 (LOC: PNC BANK NA)		3.05%		07/31/25	215,646,000	215,646,000
Airport CP Notes Series O2 (LOC: JPMORGAN CHASE BANK NA)		3.04%		07/31/25	50,526,000	50,526,000
General Airport RB Series 2019B (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.00%		07/07/25	9,920,000	9,920,000
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	15,000,000	15,000,000
Fulton Cnty Development Auth
Airport Facility RB (FlightSafety) Series 1999B	(a)	2.00%		07/07/25	9,350,000	9,350,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	4,000,000	4,000,000
Gas Supply RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	2,700,000	2,700,000
Gas Supply RB Series 2023E1	(b)(c)(d)	1.95%		07/07/25	2,810,000	2,810,000
Gas Supply RB Series 2023E2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.07%		07/01/25	3,750,000	3,750,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.02%		07/07/25	14,300,000	14,300,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	(a)	2.13%	07/03/25	07/07/25	560,000	560,000
						692,118,000
HAWAII 0.4%
Hawaii
Airport System RB Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	2.00%		07/07/25	2,155,000	2,155,000
Airport System RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/01/25	12,000,000	12,000,000
Airport System RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.97%		07/07/25	15,520,000	15,520,000
Airport System RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.15%		07/01/25	4,000,000	4,000,000
Airport System RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.09%	07/03/25	09/18/25	9,500,000	9,500,000
Airport System RB Series 2025A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	9,845,000	9,845,000
Airport System RB Series 2025B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	2,665,000	2,665,000
Airport System RB Series 2025C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.97%		07/07/25	2,735,000	2,735,000
						58,420,000
IDAHO 0.1%
Mini-Cassia Commerce Auth
Solid Waste Disposal RB (Suntado LLC) Series 2024 (LOC: BMO BANK NA)	(a)	1.96%		07/07/25	21,000,000	21,000,000
ILLINOIS 3.2%
Chicago
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO BANK NA)	(a)	1.96%		07/07/25	960,000	960,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: PNC BANK NA)	(a)	1.87%		07/07/25	30,100,000	30,100,000
OHare General Airport Sr Lien RB Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.98%		07/07/25	2,810,000	2,810,000
OHare General Airport Sr Lien RB Series 2022A & 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.98%		07/07/25	5,620,000	5,620,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OHare General Airport Sr Lien RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	2,500,000	2,500,000
OHare General Airport Sr Lien Refunding RB Series 2018A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.96%		07/07/25	16,865,000	16,865,000
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	3,660,000	3,660,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		2.98%		09/15/25	41,678,000	41,678,000
RB (Chicago Horticultural Society) Series 1999 (LOC: BMO BANK NA)	(a)	1.85%		07/07/25	750,000	750,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	(a)	2.15%		07/07/25	4,940,000	4,940,000
RB (Mercy Health) Series 2016 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	5,000,000	5,000,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO BANK NA)	(a)	2.16%		07/07/25	9,500,000	9,500,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	9,390,000	9,390,000
RB (The Carle Foundation) Series 2021C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	47,495,000	47,495,000
RB (UChicago Medicine) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.04%		07/07/25	4,000,000	4,000,000
RB (Uhlich Children’s Advantage Network) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	1.92%		07/07/25	2,810,000	2,810,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	37,295,000	37,295,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	7,200,000	7,200,000
RB (Univ of Chicago) Series 2015A (ESCROW) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%	07/03/25	07/07/25	2,340,000	2,340,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/01/25	4,590,000	4,590,000
Illinois Housing Development Auth
M/F Housing RB (Foxview I & II Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.06%		07/07/25	27,000,000	27,000,000
M/F RB Series 2023C (LIQ: BANK OF MONTREAL)	(a)	1.94%		07/07/25	11,730,000	11,730,000
RB Series 2024H (LIQ: ROYAL BANK OF CANADA)	(a)	2.00%		07/07/25	33,335,000	33,335,000
Illinois Hsg Dev Auth 2016
M/F RB Series 2024E (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	1.94%		07/07/25	9,225,000	9,225,000
Illinois Hsg Development Auth March 2016 S/F
RB Series 2022G (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	1,875,000	1,875,000
Illinois Regional Transportation Auth
GO Bonds Series 2003A		5.50%		07/01/25	105,000	105,000
GO Bonds Series 2018B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.97%	07/03/25	07/07/25	9,000,000	9,000,000
GO Bonds Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.97%		07/07/25	3,750,000	3,750,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.98%		07/07/25	2,615,000	2,615,000
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.04%	07/02/25	07/07/25	27,000,000	27,000,000
Nuveen Municipal Credit Opportunities Fund
Variable Rate Demand Preferred Shares Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	2.06%		07/07/25	75,000,000	75,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.14%		07/07/25	1,600,000	1,600,000
Will Cnty
RB (ExxonMobil) Series 2001	(a)	4.14%		07/01/25	19,585,000	19,585,000
Wisconsin Public Finance Auth
RB (The Carle Foundation) Series 2023A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.15%		07/01/25	77,425,000	77,425,000
						538,748,000
INDIANA 1.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	(a)	2.45%		07/07/25	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	(a)	2.45%		07/07/25	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	(a)	2.45%		07/07/25	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	(a)	2.45%		07/07/25	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	(a)	2.45%		07/07/25	20,000,000	20,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	(a)	1.95%		07/07/25	4,000,000	4,000,000
Environmental Refunding RB (Duke Energy Indiana) Series 2009A4 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	3.85%		07/01/25	6,500,000	6,500,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	6,085,000	6,085,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	2,720,000	2,720,000
Health System RB (Indiana Univ Health) Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.99%		07/07/25	26,000,000	26,000,000
Hospital RB (Parkview Health System) Series 2009D (LOC: TD BANK NA)	(a)	3.95%		07/01/25	3,400,000	3,400,000
Refunding RB (Trinity Health) Series 2008D2		2.85%		08/07/25	16,670,000	16,670,000
Indiana Health Facility Financing Auth
Health Facilities RB (Baptist Healthcare System) Series 2025C (LOC: TRUIST BANK)	(a)	1.92%		07/07/25	32,850,000	32,850,000
RB (Ascension Health) Series 2005A2	(a)	2.05%		07/07/25	1,635,000	1,635,000
Indiana Housing & Community Development Auth
S/F Mortgage RB Series 2024B1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	6,040,000	6,040,000
S/F Mortgage RB Series 2024D1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	17,260,000	17,260,000
S/F Mortgage RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	7,000,000	7,000,000
Rush Cnty
Economic Development RB (Hulsbosch Farms LLC) Series 2025 (LOC: BMO BANK NA)	(a)	2.10%		07/07/25	8,750,000	8,750,000
						198,910,000
IOWA 2.1%
Iowa Finance Auth
Demand Solid Waste Dispostal RB Series 2025 (LOC: COBANK ACB)	(a)	1.96%		07/07/25	8,000,000	8,000,000
Midwestern Disaster Area RB (Cargill) Series 2009A	(a)	1.95%		07/07/25	37,000,000	37,000,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(a)	1.95%		07/07/25	65,947,000	65,947,000
Midwestern Disaster Area RB (Cargill) Series 2012	(a)	1.95%		07/07/25	31,500,000	31,500,000
Midwestern Disaster Area RB (Cargill) Series 2012A	(a)	1.95%		07/07/25	73,200,000	73,200,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(a)	2.03%		07/07/25	5,940,000	5,940,000
RB (Associated Milk Producers Inc) Series 2024 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	2.07%		07/07/25	7,000,000	7,000,000
Sewage and Solid Waste Disposal RB (Cargill) Series 2021	(a)	1.96%		07/07/25	61,000,000	61,000,000
Sewage Facilities RB (Cargill Inc) Series 2024	(a)	1.96%		07/07/25	61,000,000	61,000,000
Solid Waste Disposal RB (Chevron Corp) Series 2024	(a)	4.10%		07/01/25	10,845,000	10,845,000
						361,432,000
KANSAS 0.7%
Edward Cnty Solid Waste
Solid Waste Disposal RB Series 2024A (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.10%		07/07/25	50,000,000	50,000,000
Ford Cnty
Solid Waste Disposal RB Series 2024A (LOC: COBANK ACB)	(a)	2.10%		07/07/25	8,800,000	8,800,000
Hamilton Cnty
Solid Waste Disposal RB (RC Geven Farms LLC) Series 2024A (LOC: COBANK ACB)	(a)	2.10%		07/07/25	9,850,000	9,850,000
Meade Cnty
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2021 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	7,000,000	7,000,000
Solid Waste Disposal RB (High Plains Ponderosa Dairy) Series 2023 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	15,000,000	15,000,000
Wichita
Industrial RB (Cargill) Series VII-A 2018	(a)	1.96%		07/07/25	25,800,000	25,800,000
						116,450,000
KENTUCKY 1.8%
Boone Cnty
Pollution Control Refunding RB (Duke Energy) Series 2010 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.05%		07/07/25	26,420,000	26,420,000
Hancock Cnty
Solid Waste Disposal Facilities RB (NSA Ltd) Series 1998 (LOC: WELLS FARGO BANK NA)	(a)	2.05%		07/07/25	7,815,000	7,815,000
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: MUFG BANK LTD)	(a)	1.96%		07/07/25	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: MUFG BANK LTD)	(a)	1.96%		07/07/25	4,500,000	4,500,000
Kenton Cnty Airport Board
Special Facilities RB (FlightSafety) Series 2001A	(a)	2.00%		07/07/25	4,400,000	4,400,000
Kentucky Bond Development Corp
Hospital RB (Baptist Healthcare) Series 2025D (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.15%		07/01/25	26,750,000	26,750,000
Kentucky Economic Development Finance Auth
RB (Goodwill Industries of Kentucky Inc) Series 2025 (LOC: PNC BANK NA)	(a)	1.80%		07/07/25	18,750,000	18,750,000
Louisville & Jefferson Cnty Metro Government
Health System RB (Norton Healthcare) Series 2023C (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	75,170,000	75,170,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	3,500,000	3,500,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.00%		08/04/25	13,000,000	13,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		2.93%		07/08/25	13,550,000	13,550,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.01%		07/23/25	79,435,000	79,435,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.01%		08/04/25	11,890,000	11,890,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2022A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	4,000,000	4,000,000
Gas Supply RB Series 2024A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	4,000,000	4,000,000
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	3,125,000	3,125,000
Gas Supply Refunding RB Series 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	4,000,000	4,000,000
						305,805,000
LOUISIANA 0.5%
Caddo-Bossier Parishes Port Commission
RB (Oakley Louisiana Inc) Series 1998 (LOC: BANK OF AMERICA NA)	(a)	2.32%		07/07/25	675,000	675,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.10%		07/07/25	2,800,000	2,800,000
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017A (LOC: UBS AG)	(a)	1.91%		07/07/25	40,600,000	40,600,000
Hospital RB (Louisiana Children’s Medical Center) Series 2017B (LOC: UBS AG)	(a)	1.92%		07/07/25	32,185,000	32,185,000
RB (Chevron Inc) Series 2024	(a)	4.10%		07/01/25	5,695,000	5,695,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	2.10%		07/07/25	2,435,000	2,435,000
						84,390,000
MAINE 0.4%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2021A		0.50%		11/15/25	540,000	533,684
Mortgage Purchase Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(a)	1.99%		07/07/25	69,865,000	69,865,000
Mortgage Purchase Bonds Series 2023E		3.50%		11/15/25	625,000	625,900
Mortgage RB Series 2024D & 2024F (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	940,000	940,000
						71,964,584
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MARYLAND 1.0%
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.50%		07/07/25	2,250,000	2,250,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.00%		07/07/25	5,725,000	5,725,000
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.00%		07/07/25	7,200,000	7,200,000
Maryland Economic Development Corp
RB (Linemark Printing) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.17%		07/07/25	3,990,000	3,990,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2025C1 (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	64,000,000	64,000,000
RB Series 1985B (LOC: TD BANK NA)	(a)	2.00%		07/07/25	24,905,000	24,905,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NA)	(a)	1.85%		07/07/25	5,070,000	5,070,000
Montgomery Cnty
CP BAN 2010B (LIQ: STATE STREET BANK AND TRUST COMPANY)		2.95%		08/07/25	21,667,000	21,667,000
RB (Trinity Health) Series 2013MD	(c)	2.95%		09/02/25	30,000,000	30,000,000
Washington Suburban Sanitary District
GO BAN Series B (LIQ: TD BANK NA)	(a)	3.95%		07/01/25	1,005,000	1,005,000
						165,812,000
MASSACHUSETTS 4.2%
Boston Water & Sewer Commission
CP BAN Series A (LOC: TD BANK NA)		2.97%		10/07/25	10,000,000	10,000,000
Massachusetts
Commonwealth Transportation Fund RB Series 2023A & 2024B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.00%		07/01/25	4,980,000	4,980,000
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	22,540,000	22,540,000
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.00%		07/01/25	3,760,000	3,760,000
GO Bonds Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.00%		07/01/25	4,425,000	4,425,000
GO Bonds Series 2024E (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.10%		07/01/25	5,000,000	5,000,000
GO Bonds Series 2024E (LIQ: UBS AG)	(b)(c)(d)	3.95%		07/01/25	2,605,000	2,605,000
GO Bonds Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.92%		07/07/25	4,600,000	4,600,000
GO Refunding Bonds Series 2014C		5.00%		08/01/25	300,000	300,324
GO Refunding Bonds Series 2016B		5.00%		07/01/25	200,000	200,000
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: TD BANK NA)		2.97%		07/10/25	25,850,000	25,850,000
Sales Tax CP Series A (LIQ: TD BANK NA)		2.98%		10/10/25	6,750,000	6,750,000
Sales Tax CP Series B (LIQ: TD BANK NA)		3.02%		07/11/25	80,000,000	80,000,000
Sales Tax CP Series C (LIQ: BARCLAYS BANK PLC)		3.00%		07/10/25	15,300,000	15,300,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/25	1,325,000	1,325,000
Sr Sales Tax Bonds Series 2005B		5.50%		07/01/25	1,105,000	1,105,000
Sr Sales Tax Bonds Series 2015A		5.00%		07/01/25	200,000	200,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sr Sales Tax Bonds Series 2015B		5.00%		07/01/25	325,000	325,000
Sr Sales Tax Bonds Series 2024A		5.00%		07/01/25	300,000	300,000
Massachusetts Bay Transportation Auth Sales Tax Program
Sr Sales Tax Bonds Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/01/25	2,570,000	2,570,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series 2025A		2.89%		07/08/25	18,000,000	18,000,000
RB (Boston Univ) Series 2025A		3.02%		09/18/25	40,250,000	40,250,000
RB (Boston Univ) Series 2025A		3.02%		10/07/25	26,400,000	26,400,000
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(b)	2.12%		07/07/25	45,755,000	45,755,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	2,025,000	2,025,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	11,260,000	11,260,000
RB (College of the Holy Cross) Series 2002 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.95%		07/07/25	5,050,000	5,050,000
RB (Partners HealthCare System) Series 2017S1		5.00%		07/01/25	210,000	210,000
RB Series V 2024 (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.15%		07/01/25	50,000,000	50,000,000
Massachusetts HFA
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/01/25	1,500,000	1,500,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/01/25	4,400,000	4,400,000
Massachusetts Port Auth
RB Series 2016B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/01/25	1,235,000	1,235,000
RB Series 2021E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,810,000	2,810,000
Massachusetts Water Resources Auth
Water CP Series 2016 (LOC: TD BANK NA)		3.05%		08/06/25	11,000,000	11,000,000
Water CP Series 2016 (LOC: TD BANK NA)		3.02%		09/23/25	30,000,000	30,000,000
Water CP Series 2016 (LOC: TD BANK NA)		3.00%		10/30/25	34,195,000	34,195,000
Mississippi Home Corp S/F Mortgage
S/F Mortgage RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	6,250,000	6,250,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	1.99%		07/07/25	4,000,000	4,000,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	1.98%		07/07/25	25,000,000	25,000,000
Nuveen Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.08%		07/07/25	20,000,000	20,000,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: BARCLAYS BANK PLC)	(a)(b)	2.07%		07/07/25	182,200,000	182,200,000
						713,675,324
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MICHIGAN 2.2%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1	(c)	2.95%		09/02/25	16,000,000	16,000,000
Hospital RB (CHE Trinity Health) Series 2013MI2 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	7,775,000	7,775,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/01/25	3,135,000	3,135,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.97%		07/07/25	1,825,000	1,825,000
Hospital Refunding RB (Trinity Health) Series 2017MIA & MI2022A & MI2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,405,000	4,405,000
State Aid RB Series 2024A2 (LOC: JPMORGAN CHASE BANK NA)		5.00%		08/20/25	17,000,000	17,038,507
Michigan Housing Development Auth
Rental Housing RB Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	1.80%		07/07/25	4,000,000	4,000,000
Rental Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	(a)	1.94%		07/07/25	5,870,000	5,870,000
Rental Housing RB Series 2018C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	1.94%		07/07/25	55,320,000	55,320,000
Rental Housing RB Series 2022A		3.30%		04/01/26	240,000	240,000
Rental Housing RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	7,500,000	7,500,000
S/F Mortgage RB Series 2006C (LIQ: FEDERAL HOME LOAN BANKS)	(a)	1.90%		07/07/25	1,900,000	1,900,000
S/F Mortgage RB Series 2007B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	1.93%		07/07/25	44,770,000	44,770,000
S/F Mortgage RB Series 2007F (LIQ: FEDERAL HOME LOAN BANKS)	(a)	1.93%		07/07/25	12,085,000	12,085,000
S/F Mortgage RB Series 2022B (LOC: BARCLAYS BANK PLC)	(a)	1.75%		07/07/25	5,200,000	5,200,000
S/F Mortgage RB Series 2022D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	7,215,000	7,215,000
S/F Mortgage RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,985,000	4,985,000
Michigan Strategic Fund
RB (Greenville Venture Partners) Series 2018 (LOC: BMO BANK NA)	(a)	2.10%		07/07/25	5,250,000	5,250,000
RB (Kroger) Series 2010 (LOC: BANK OF NOVA SCOTIA)	(a)	1.96%	07/03/25	07/07/25	40,335,000	40,335,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: BMO BANK NA)	(a)	2.03%		07/07/25	31,045,000	31,045,000
Solid Waste Disposal RB (Chevron) Series 2024	(a)	4.10%		07/01/25	20,150,000	20,150,000
Univ of Michigan
CP Notes Series L1		2.99%		08/05/25	15,000,000	15,000,000
CP Notes Series L1		2.97%		09/04/25	23,815,000	23,815,000
Extendible CP Notes Series L2	(c)	3.06%	07/24/25	03/20/26	10,000,000	10,000,000
General RB Series 2009B		3.01%		08/19/25	18,250,000	18,250,000
General RB Series 2012A	(a)	1.72%		07/07/25	14,825,000	14,825,000
						377,933,507
MINNESOTA 1.1%
Chippewa Cnty Solid Waste Disposal
Solid Waste Disposal RB (Riverview LLP) Series 2025 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	8,675,000	8,675,000
East Grand Forks
Solid Waste Disposal RB (American Crystal Sugar) Series 2019 (LOC: COBANK ACB)	(a)	2.10%		07/07/25	8,000,000	8,000,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.00%		07/07/25	5,705,000	5,705,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Grant Cnty
IDRB (Riverview) Series 2020 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	20,000,000	20,000,000
Minnesota Agri & Eco Dev Brd
Solid Waste Disposal RB (Spectro Alloys) Series 2024 (LOC: BMO BANK NA)	(a)	2.10%		07/07/25	10,755,000	10,755,000
Solid Waste Disposal RB (Spectro Alloys) Series 2025 (LOC: NATIXIS SA)	(a)	2.10%		07/07/25	4,375,000	4,375,000
Moorehead
Refunding RBs (American Crystal Sugar Comp) Series 2020 (LOC: COBANK ACB)	(a)	2.03%		07/07/25	7,500,000	7,500,000
Norman Cnty
Solid Waste Disposal RB (Riverview) Series 2022 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	20,000,000	20,000,000
Otter Tail Cnty
IDRB (Bongards Creameries) Industries) Series 2025 (LOC: COBANK ACB)	(a)(b)	2.10%		07/07/25	8,670,000	8,670,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(a)	1.75%		07/07/25	2,500,000	2,500,000
Health Care Facilities RB (Mayo Clinic) Series 2014		2.97%		10/02/25	52,000,000	52,000,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.00%		07/07/25	12,300,000	12,300,000
M/F Housing Refunding RB (Westwind Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.00%		07/07/25	5,565,000	5,565,000
Swift Cnty
IDRB (Riverview LLP) Series 2018 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	20,000,000	20,000,000
						186,045,000
MISSISSIPPI 0.1%
Mississippi
GO Bonds Series 2015F (ESCROW)		5.00%		11/03/25	2,300,000	2,317,221
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010C	(a)	1.88%		07/07/25	2,000,000	2,000,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.05%		07/07/25	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.05%		07/07/25	4,860,000	4,860,000
						14,177,221
MISSOURI 0.2%
Missouri Health & Educational Facilities Auth
CP (BJC Health System) Series D		2.96%		11/05/25	6,000,000	6,000,000
Health Facilities RB (BJC Health System) Series 2021A		4.00%		07/01/25	100,000	100,000
Health Facilities RB (BJC Health) Series 2025A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	2,950,000	2,950,000
Health Facilities RB (CoxHealth) Series 2008BC (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	13,660,000	13,660,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	9,105,000	9,105,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
St. Louis Cnty IDA
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.97%		07/07/25	4,635,000	4,635,000
						36,450,000
NEBRASKA 0.7%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	655,000	655,000
Gas Supply Refunding RB Series 2019 (ESCROW)	(c)	4.00%		08/01/25	6,290,000	6,291,005
Douglas Cnty Hosp Auth NO 2
Health Facilities RB (Children’s Hospital) Series 2017 (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.96%	07/03/25	07/07/25	4,435,000	4,435,000
Nebraska Investment Finance Auth
M/F Housing RB (Irvington Heights Apts) Series 2007A (LOC: CITIBANK NA)	(a)	2.15%		07/07/25	9,220,000	9,220,000
S/F Housing RB Series 2024E (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,225,000	2,225,000
S/F Housing RB Series 2025C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	5,000,000	5,000,000
SF Housing RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	17,000,000	17,000,000
Nebraska Public Power District
CP Series A2 (LOC: BANK OF AMERICA NA)		3.00%		08/18/25	42,800,000	42,800,000
Washington Cnty
IDRB (Cargill) Series 2010	(a)	1.95%		07/07/25	3,880,000	3,880,000
IDRB (Cargill) Series 2010B	(a)	1.95%		07/07/25	3,000,000	3,000,000
RB (Cargill) Series 2019	(a)	1.96%		07/07/25	32,000,000	32,000,000
						126,506,005
NEVADA 0.9%
Clark Cnty
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	(a)	2.07%		07/07/25	107,020,000	107,020,000
Airport System Sub Lien RB Series 2008D2B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.05%		07/07/25	16,850,000	16,850,000
Las Vegas Valley Water District
GO Water Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	5,615,000	5,615,000
Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	8,500,000	8,500,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	8,265,000	8,265,000
M/F Housing RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	14,400,000	14,400,000
						160,650,000
NEW HAMPSHIRE 1.5%
National Fin Auth Novant Health
Health Care Facilities RB (Novant Health) Series 2024B (LOC: TRUIST BANK)	(a)	4.05%		07/01/25	86,200,000	86,200,000
Health Care Facilities RB (Novant Health) Series 2024C (LOC: TRUIST BANK)	(a)	1.92%		07/07/25	48,000,000	48,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New Hampshire Business Finance Auth
Recovery Zone Facility RB (Lonza Biologics) Series 2010 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	1.95%		07/07/25	15,000,000	15,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	1.96%		07/07/25	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	1.96%	07/03/25	07/07/25	19,500,000	19,500,000
Solid Waste Disposal RB (Lonza Biologics) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)(b)	1.96%		07/07/25	45,000,000	45,000,000
New Hampshire HFA
S/F Mortgage RB Series 2024D	(c)	3.58%		07/01/25	14,000,000	14,000,000
						257,700,000
NEW JERSEY 3.4%
Berkeley Township
BAN 2024B		4.00%		08/25/25	16,399,000	16,422,243
BAN 2025A		3.75%		03/18/26	10,682,000	10,753,798
BlackRock MuniHodings New Jersey Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	2.08%		07/07/25	239,600,000	239,600,000
Branchburg Township
BAN Series 2025A		3.50%		04/22/26	19,330,000	19,402,689
Brick Township
BAN 2025		3.75%		03/17/26	21,744,700	21,891,841
Carteret
BAN 2025		3.50%		05/28/26	21,967,000	22,053,893
Clifton NJ
BAN 2024B		3.75%		11/24/25	10,000,000	10,019,734
Gloucester Cnty Improvement Auth
Loan RB (Rowan Univ) Series 2024 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	805,000	805,000
Hamilton Township
BAN 2025A		3.75%		05/13/26	21,646,000	21,760,315
Hudson Cnty Improvement Auth
BAN 2025A		4.00%		03/12/26	9,339,000	9,412,900
Pooled Notes Series 2024B1		4.50%		07/11/25	18,045,000	18,049,531
Lacey Township
BAN 2025A		3.75%		05/05/26	14,000,000	14,051,412
Mercer Cnty
BAN 2025A		4.00%		03/31/26	50,000,000	50,430,125
Monroe Township
BAN		3.50%		05/29/26	26,000,000	26,112,406
Ocean City
BAN 2025		3.00%		10/14/25	13,200,000	13,201,066
Summit
BAN 2024		4.50%		07/17/25	13,249,100	13,254,141
Teaneck Township
BAN 2024B		3.50%		12/16/25	17,000,000	17,041,742
Tenafly
BAN		3.50%		05/21/26	10,000,000	10,034,353
West Orange Township NJ
BAN 2025		4.00%		03/19/26	11,439,928	11,540,248
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Woodbridge
BAN		4.00%		10/10/25	34,000,000	34,095,001
						579,932,438
NEW YORK 13.1%
Albany IDA
Sr Housing RB (South Mall Towers ) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.99%		07/07/25	3,620,000	3,620,000
Baldwinsville CSD
BAN 2025B	(e)	4.00%		07/17/26	35,100,000	35,423,271
Bedford CSD
GO BAN 2024		3.90%		07/17/25	15,000,000	15,005,448
Brewster CSD
BAN 2025		4.00%		02/13/26	9,000,000	9,069,182
Cheektowaga-Maryvale UFSD
BAN 2025		3.50%		06/23/26	20,000,000	20,077,677
Chruchville-Chili CSD
BAN 2025		4.50%		06/25/26	21,800,000	22,103,614
Colonie
BAN 2025B		3.70%		05/08/26	12,000,000	12,034,559
Cornwall CSD
BAN 2025		4.50%		06/17/26	7,944,338	8,051,827
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	2,985,000	2,985,000
Fairport CSD
GO BAN 2024		4.50%		07/17/25	4,325,000	4,326,646
Fayetteville-Manlius CSD
BAN 2025B	(e)	4.00%		07/16/26	12,440,000	12,532,678
GO BAN 2024		4.50%		07/17/25	44,800,000	44,817,046
Glen Cove SD
BAN 2025		3.50%		06/25/26	22,000,000	22,111,221
Hilton CSD
BAN 2025		3.75%		06/26/26	12,700,000	12,782,522
Hyde Park CSD
BAN 2025		3.75%		06/24/26	25,151,177	25,296,970
Ithaca SD
BAN 2025	(e)	4.00%		07/10/26	15,680,000	15,827,549
Katonah-Lewisboro UFSD
BAN 2025		3.50%		06/03/26	9,018,083	9,062,545
Kingston
BAN 2025B		3.40%		04/10/26	18,576,476	18,649,932
Lancaster CSD
Ban 2025		3.50%		06/05/26	42,000,000	42,208,304
Manhasset UFSD
BAN 2024		4.00%		08/29/25	12,000,000	12,016,546
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	3.95%		07/01/25	1,610,000	1,610,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	11,410,000	11,410,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	(a)	2.03%		07/07/25	2,950,000	2,950,000
New Windsor NY
BAN 2025		3.50%		06/26/26	44,500,000	44,734,375
New York City
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/01/25	3,710,000	3,710,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	5,950,000	5,950,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	(a)	4.00%		07/01/25	1,400,000	1,400,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	4.00%		07/01/25	5,300,000	5,300,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	5,000,000	5,000,000
GO Bonds Fiscal 2016 Series A		5.00%		08/01/25	110,000	110,151
GO Bonds Fiscal 2017 Series A1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.00%		07/01/25	55,005,000	55,005,000
GO Bonds Fiscal 2017 Series A6 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.02%		07/01/25	4,410,000	4,410,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF MONTREAL)	(a)	4.03%		07/01/25	550,000	550,000
GO Bonds Fiscal 2018 Series C		5.00%		08/01/25	210,000	210,292
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	6,275,000	6,275,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.95%		07/01/25	12,000,000	12,000,000
GO Bonds Fiscal 2019 Series E		5.00%		08/01/25	1,250,000	1,251,881
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	8,650,000	8,650,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	2,400,000	2,400,000
GO Bonds Fiscal 2022 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.02%		07/01/25	12,115,000	12,115,000
GO Bonds Fiscal 2023 Series A4 (LIQ: TD BANK NA)	(a)	3.95%		07/01/25	1,715,000	1,715,000
GO Bonds Fiscal 2023 Series F1		5.00%		08/01/25	1,000,000	1,001,392
GO Bonds Fiscal 2024 Series D (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.95%		07/07/25	2,000,000	2,000,000
GO Bonds Fiscal 2025 Series A		5.00%		08/01/25	185,000	185,259
GO Bonds Fiscal 2025 Series F		5.00%		08/01/25	43,350,000	43,431,634
GO Bonds Fiscal 2025 Series G1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	26,850,000	26,850,000
New York City Housing Development Corp
M/F Housing RB Series 2018K (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	3,160,000	3,160,000
M/F Housing RB Series 2018L1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.95%		07/07/25	63,875,000	63,875,000
M/F Housing RB Series 2021F3 (LIQ: BARCLAYS BANK PLC)	(a)	1.75%		07/07/25	10,000,000	10,000,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	1.90%		07/07/25	12,000,000	12,000,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.95%		07/07/25	24,615,000	24,615,000
M/F Housing RB Series 2024F1A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	2,000,000	2,000,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/01/25	8,345,000	8,345,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Rental Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.80%		07/07/25	45,220,000	45,220,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	35,500,000	35,500,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	2,500,000	2,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2022 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	2,665,000	2,665,000
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	5,000,000	5,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	2,290,000	2,290,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.00%		07/01/25	8,795,000	8,795,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	1,835,000	1,835,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,780,000	4,780,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,255,000	2,255,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,740,000	2,740,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.95%		07/07/25	10,850,000	10,850,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	1,200,000	1,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	1,800,000	1,800,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.95%		07/01/25	445,000	445,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	3.95%		07/01/25	10,125,000	10,125,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	54,100,000	54,100,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	7,235,000	7,235,000
Water & Sewer System RB Fiscal 2023 Series AA1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	5,600,000	5,600,000
Water & Sewer Sytem 2nd General Resolution RB Fiscal 2025 Series EE1 (LIQ: TD BANK NA)	(a)	3.95%		07/01/25	175,000	175,000
New York City Municipal Water Finance Authority
Water & Sewer System 2nd General resolution RB Fiscal 2025 Series EE2 (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	4.00%		07/01/25	16,540,000	16,540,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/01/25	8,000,000	8,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A5 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	3.95%		07/01/25	5,300,000	5,300,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/01/25	1,315,000	1,315,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/01/25	1,960,000	1,960,000
Future Tax Secured Sub Bonds Fiscal 2018 Series C7 (LIQ: TD BANK NA)	(a)	3.95%		07/01/25	925,000	925,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/01/25	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2021 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(a)	3.95%		07/01/25	2,710,000	2,710,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	3,520,000	3,520,000
Future Tax Secured Sub Bonds Fiscal 2023 Series F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	6,465,000	6,465,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	17,975,000	17,975,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	13,500,000	13,500,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	18,275,000	18,275,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,800,000	2,800,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.13%		07/01/25	2,500,000	2,500,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	1,250,000	1,250,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.00%		07/01/25	8,735,000	8,735,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	1,175,000	1,175,000
New York State Dormitory Auth
CP Notes		2.97%		07/09/25	26,200,000	26,200,000
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	14,000,000	14,000,000
RB (Cornell Univ) Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	7,900,000	7,900,000
RB (New York Univ) Series 2016A		5.00%		07/01/25	300,000	300,000
RB (Teresian House) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	9,155,000	9,155,000
State Personal Income Tax RB Series 2019D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	7,085,000	7,085,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	7,420,000	7,420,000
State Personal Income Tax RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	12,585,000	12,585,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	6,175,000	6,175,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	4,810,000	4,810,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	9,215,000	9,215,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.13%		07/01/25	3,175,000	3,175,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	6,725,000	6,725,000
State Sales Tax RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	1,635,000	1,635,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	5,350,000	5,350,000
New York State HFA
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.00%		07/01/25	12,905,000	12,905,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.05%		07/07/25	27,425,000	27,425,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	29,765,000	29,765,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	6,800,000	6,800,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.03%		07/07/25	2,070,000	2,070,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.03%		07/07/25	73,480,000	73,480,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	1.80%		07/07/25	35,200,000	35,200,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.80%		07/07/25	73,475,000	73,475,000
Housing RB (Grace Towers) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.30%		07/07/25	9,330,000	9,330,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.07%		07/07/25	2,350,000	2,350,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.30%		07/07/25	11,500,000	11,500,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.80%		07/07/25	35,000,000	35,000,000
Housing RB (Tower 31) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.80%		07/07/25	83,600,000	83,600,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	19,600,000	19,600,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 249 (LIQ: TD BANK NA)	(a)	2.05%		07/07/25	4,635,000	4,635,000
New York State Power Auth
CP Series 1		2.85%		07/08/25	6,528,000	6,528,000
CP Series 1		2.94%		08/05/25	63,350,000	63,350,000
CP Series 1		2.93%		08/07/25	20,000,000	20,000,000
New York State Power Auth Green Transmission
RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.97%		07/07/25	3,750,000	3,750,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	21,505,000	21,505,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	2,835,000	2,835,000
State Personal Income Tax RB Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	10,875,000	10,875,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.97%		07/07/25	3,675,000	3,675,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3C (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.50%		07/07/25	1,195,000	1,195,000
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	2,240,000	2,240,000
State Personal Income Tax RB Series 2020C (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.95%		07/07/25	6,760,000	6,760,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	5,000,000	5,000,000
Niskayuna CSD
BAN 2025		3.50%		06/26/26	20,915,000	21,004,940
North Syracuse CSD
GO BAN 2024		4.25%		08/01/25	35,000,000	35,025,873
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	1.97%		07/07/25	3,000,000	3,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	1.97%		07/07/25	10,300,000	10,300,000
Orchard Park CSD
BAN 2025		4.25%		05/01/26	41,401,016	41,600,322
Penfield Central SD
BAN 2025		3.50%		06/25/26	8,000,000	8,031,238
Port Auth of New York & New Jersey
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	2,305,000	2,305,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.98%		07/07/25	595,000	595,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.97%		07/07/25	760,000	760,000
Consolidated Bonds 231st Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.98%		07/07/25	8,440,000	8,440,000
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.98%		07/07/25	800,000	800,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.98%		07/07/25	1,125,000	1,125,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.98%		07/07/25	800,000	800,000
Consolidated Bonds 248th Series (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	4,000,000	4,000,000
Riverhead
BAN 2025A		3.50%		02/20/26	14,000,000	14,060,224
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	3,365,000	3,365,000
Rye SD
BAN 2025		3.50%		06/26/26	10,000,000	10,043,989
Skaneateles CSD
BAN 2025		3.75%		06/25/26	10,000,000	10,060,981
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
South Colonie CSD
BAN 2024A		4.50%		07/10/25	31,000,000	31,006,558
BAN 2024B		4.50%		07/10/25	3,222,775	3,223,388
Suffolk Cnty
TAN 2025		4.00%		07/25/25	30,000,000	30,022,396
Tonawanda
BAN 2024		4.00%		08/22/25	35,000,000	35,050,362
Triborough Bridge & Tunnel Auth
2nd Sub BAN Series 2024A		5.00%		12/01/25	22,000,000	22,172,542
General RB Series 2003B2 (LOC: TD BANK NA)	(a)	3.95%		07/01/25	1,555,000	1,555,000
General RB Series 2021A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	3,200,000	3,200,000
General RB Series 2023B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	950,000	950,000
General RB Series 2023B1 & 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	4,030,000	4,030,000
Payroll Mobility Tax Sr Lien Bond Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	6,785,000	6,785,000
Payroll Mobility Tax Sr Lien Bonds Series 2021B1 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	530,000	530,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A, 2021C1A & 2021C3 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.97%		07/07/25	3,698,000	3,698,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	22,115,000	22,115,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	2,945,000	2,945,000
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	8,000,000	8,000,000
Sales Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.90%		07/01/25	1,000,000	1,000,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	12,500,000	12,500,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	7,555,000	7,555,000
Sales Tax RB Series 2023A & 2022A & 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	510,000	510,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	5,750,000	5,750,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	2,100,000	2,100,000
Ulster Cnty
BAN 2024		3.75%		11/14/25	22,094,440	22,143,505
Wappingers CSD
BAN 2024		4.25%		08/08/25	10,055,579	10,065,305
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.95%		07/07/25	2,030,000	2,030,000
Webster
BAN 2024A		4.00%		08/26/25	30,000,000	30,049,615
West Genesee CSD
BAN 2025A		3.75%		06/25/26	15,605,000	15,704,612
						2,237,779,371
NORTH CAROLINA 0.3%
Cumberland Cnty Industrial Facilities & Pollution Control Financing Auth
RB (Cargill) Series 2022	(a)	1.96%		07/07/25	15,000,000	15,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (FirstHealth of Carolinas) Series 2017 (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	7,140,000	7,140,000
Health Care Facilities Refunding RB (FirstHealth of the Carolinas) Series 2017D (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	26,950,000	26,950,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: TRUIST BANK)	(a)	2.10%		07/07/25	7,000,000	7,000,000
						56,090,000
NORTH DAKOTA 0.0%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	(a)	1.98%		07/07/25	2,740,000	2,740,000
OHIO 2.4%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017A (LOC: BMO BANK NA)	(a)	2.35%		07/07/25	8,825,000	8,825,000
Hospital RB (Summa Health) Series 2017B (LOC: BMO BANK NA)	(a)	2.35%		07/07/25	32,695,000	32,695,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(a)	1.98%		07/07/25	2,355,000	2,355,000
RB (Concordia Lutheran Obligated Group) Series 2018B (LOC: TRUIST BANK)	(a)	1.98%		07/07/25	6,325,000	6,325,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	6,675,000	6,675,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025C (LOC: PNC BANK NA)	(a)	1.80%		07/07/25	30,000,000	30,000,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015B	(a)	2.20%		07/07/25	15,040,000	15,040,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	3,870,000	3,870,000
Hospital Facilities RB (OhioHealth) Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	2,810,000	2,810,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.03%		07/07/25	3,100,000	3,100,000
RB (Trinity Health) Series 2013OH	(c)	3.65%		08/01/25	8,500,000	8,500,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	4,775,000	4,775,000
Hudson
LT GO Notes Series 2024		3.75%		12/12/25	16,045,000	16,090,418
Montgomery Cnty
Hospital Facilities Refunding RB (Kettering Health) Series 2011B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	10,575,000	10,575,000
Ohio
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.96%		07/07/25	3,800,000	3,800,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.96%		07/07/25	6,000,000	6,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio HFA
Residential Mortgage RB Series 2006J (LIQ: TD BANK NA)	(a)	2.05%		07/07/25	2,050,000	2,050,000
Residential Mortgage RB Series 2016J (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.85%		07/07/25	13,295,000	13,295,000
Residential Mortgage RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.10%		07/07/25	5,225,000	5,225,000
Residential Mortgage RB Series 2019A		2.45%		09/01/25	250,000	249,635
Residential Mortgage RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	6,945,000	6,945,000
Residential Mortgage RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	7,710,000	7,710,000
Residential Mortgage RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	5,000,000	5,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.86%		07/01/25	14,000,000	14,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.97%		08/12/25	21,850,000	21,850,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.86%		07/01/25	24,300,000	24,300,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.40%		07/15/25	12,145,000	12,145,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		2.97%		08/12/25	23,190,000	23,190,000
Ohio Hospital Facilities
Hospital RB (Cleveland Clinic Health System) Series 2019D1	(a)	1.70%		07/07/25	29,835,000	29,835,000
Hospital Refunding RB (Cleveland Clinic Health System) Series 2017A		5.00%		01/01/26	100,000	100,733
Ohio State Air Quality Development Auth
Exempt Facilities RB (Cargill) Series 2021	(a)	1.96%		07/07/25	75,000,000	75,000,000
						402,330,786
OKLAHOMA 0.1%
Oklahoma Turnpike Auth
2nd Sr RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	9,955,000	9,955,000
2nd Sr RB Series 2025A (LIQ: UBS AG)	(b)(c)(d)	4.00%		07/01/25	5,150,000	5,150,000
Oklahoma Water Utilities Trust
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.92%		07/17/25	1,000,000	1,000,000
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.97%		07/17/25	4,500,000	4,500,000
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.03%		07/17/25	1,000,000	1,000,000
						21,605,000
OREGON 1.5%
Oregon
GO Bonds 2015O		5.00%		08/01/25	1,065,000	1,066,831
GO Bonds Series 2019 G		5.00%		08/01/25	240,000	240,378
GO Bonds Series 2019G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/01/25	15,000,000	15,000,000
GO Bonds Series 2025A		5.00%		05/01/26	9,130,000	9,271,120
GO Refunding Bonds Series 2015B		5.00%		08/01/25	200,000	200,297
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.42%		07/10/25	15,997,000	15,997,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.00%		08/07/25	12,906,000	12,906,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		3.00%		08/07/25	43,506,000	43,506,000
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		3.00%		09/04/25	51,310,000	51,310,000
Oregon Facilities Auth
RB (Quatama Housing LP) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.99%		07/07/25	17,000,000	17,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.35%		07/07/25	1,570,000	1,570,000
Port of Portland Airport
Airport RB Series 28 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.98%		07/07/25	7,015,000	7,015,000
Airport RB Series 28 & 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.13%		07/01/25	19,965,000	19,965,000
Airport RB Series 29 (LIQ: CITIBANK NA)	(b)(c)(d)	1.96%		07/07/25	11,950,000	11,950,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.00%		07/07/25	5,640,000	5,640,000
Airport RB Series 29 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.04%		07/07/25	9,375,000	9,375,000
Airport RB Series 29 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.02%		07/07/25	4,195,000	4,195,000
Airport RB Series 30A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.15%		07/01/25	4,245,000	4,245,000
Airport RB Series 30A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.02%		07/07/25	3,335,000	3,335,000
Airport RB Series 30A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.98%		07/07/25	3,160,000	3,160,000
Airport RB Series 30A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.02%		07/07/25	2,980,000	2,980,000
Portland
M/F Refunding RB (Village of Lovejoy Fountain) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.95%		07/07/25	14,750,000	14,750,000
Portland Housing Auth
M/F Housing RB (Civic Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.95%		07/07/25	7,800,000	7,800,000
						262,477,626
PENNSYLVANIA 2.6%
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(a)	1.98%		07/07/25	22,795,000	22,795,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(a)	1.98%		07/07/25	4,035,000	4,035,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(a)	1.98%		07/07/25	11,780,000	11,780,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(a)	1.98%		07/07/25	4,640,000	4,640,000
Refunding RB (Concordia Lutheran Health & Human Care) Series 2008A (LOC: TRUIST BANK)	(a)	1.98%		07/07/25	8,105,000	8,105,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.02%		07/07/25	12,640,000	12,640,000
City of York Redevelopment Auth
RB Series 2002 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	785,000	785,000
Cumberland Cnty Municipal Auth
RB (SpiriTrust Lutheran) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	67,000,000	67,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Delaware Valley Regional Finance Auth
RB Series 2024B (LOC: TD BANK NA)	(a)	3.95%		07/01/25	2,075,000	2,075,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.02%		07/07/25	4,790,000	4,790,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2012B (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.13%		07/01/25	5,895,000	5,895,000
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.96%		07/07/25	2,000,000	2,000,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.10%		07/07/25	4,915,000	4,915,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.95%		07/07/25	3,340,000	3,340,000
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.95%		07/07/25	6,710,000	6,710,000
Pennsylvania Economic Development Financing Auth
Economic Development RB 2005 Series B2 (LOC: PNC BANK NA)	(a)	1.90%		07/07/25	1,100,000	1,100,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NA)	(a)	1.90%		07/07/25	625,000	625,000
RB (UPMC) Series 2023D2 (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	142,405,000	142,405,000
Pennsylvania HFA
S/F Mortgage RB Series 2016-119		2.60%		10/01/25	100,000	99,803
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	6,690,000	6,690,000
S/F Mortgage RB Series 2021-134B		5.00%		04/01/26	400,000	404,978
S/F Mortgage RB Series 2023-142A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	17,900,000	17,900,000
S/F Mortgage RB Series 2023-143A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,500,000	4,500,000
S/F Mortgage RB Series 2023-143A (LIQ: UBS AG)	(b)(c)(d)	4.00%		07/01/25	7,000,000	7,000,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	6,000,000	6,000,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.96%		07/07/25	4,330,000	4,330,000
S/F Mortgage RB Series 2024-147A (LIQ: UBS AG)	(b)(c)(d)	4.00%		07/01/25	3,000,000	3,000,000
S/F Mortgage RB Series 2025-148A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	8,000,000	8,000,000
S/F Mortgage RB Series 2025-148A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,810,000	2,810,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.10%		07/07/25	2,300,000	2,300,000
RB (Thomas Jefferson Univ) Series 2024D3 (LOC: TRUIST BANK)	(a)	4.10%		07/01/25	42,700,000	42,700,000
Pennsylvania State Turnpike Commission
Turnpike Refunding RB Series 2023B (LOC: TD BANK NA)	(a)	1.92%		07/07/25	1,150,000	1,150,000
Pennsylvania State Univ
RB Series 2018 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	3,000,000	3,000,000
Philadelphia
CP Series B (LOC: ROYAL BANK OF CANADA)		3.10%		09/10/25	2,120,000	2,120,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Philadelphia Water & Wastewater
Water & Wastewater CP Series C (LOC: TD BANK NA)		3.02%		09/04/25	3,665,000	3,665,000
Water & Wastewater CP Series C (LOC: TD BANK NA)		3.03%		10/16/25	5,000,000	5,000,000
Water & Wastewater Revenue CP Series A (LOC: BARCLAYS BANK PLC)		3.03%		08/07/25	8,500,000	8,500,000
						434,804,781
RHODE ISLAND 0.1%
North Kingstown
GO BAN 2025-1		4.00%		06/25/26	10,000,000	10,095,470
Rhode Island Health & Educational Building Corp
Educational Facilities RB (Brown Univ) 2017A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	5,065,000	5,065,000
Rhode Island Housing & Mortgage Finance Corp
Homeownership Bonds Series 82-A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	4,500,000	4,500,000
Homeownership Opportunity Bonds Series 85A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,000,000	4,000,000
						23,660,470
SOUTH CAROLINA 0.5%
Charleston County SD
GO BAN Series 2025B		5.00%		05/07/26	30,825,000	31,302,262
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023B1	(b)(c)(d)	1.95%		07/07/25	14,840,000	14,840,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(a)	1.92%		07/07/25	4,730,000	4,730,000
IRB (South Carolina Generating) Series 2008 (LOC: TD BANK NA)	(a)	1.97%		07/07/25	33,265,000	33,265,000
South Carolina Ports Auth
RB Series 2019B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.98%		07/07/25	2,590,000	2,590,000
South Carolina Public Service Auth
Refunding RB Series 2024B & 2025A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	3,000,000	3,000,000
						89,727,262
SOUTH DAKOTA 0.4%
South Dakota Economic Development Finance Auth
Solid Waste Disposal (County Line Dairy Project) RB Series 2024 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	8,780,000	8,780,000
Solid Waste Disposal RB (Riverview LLP) Series 2021 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	45,000,000	45,000,000
Solid Waste Disposal RB (Riverview LLP) Series 2023 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	12,500,000	12,500,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.96%		07/07/25	4,100,000	4,100,000
						70,380,000
TENNESSEE 1.9%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(a)	2.15%	07/02/25	07/07/25	1,935,000	1,935,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.96%		07/07/25	1,700,000	1,700,000
Johnson City Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2022C (LOC: TRUIST BANK)	(a)	1.92%		07/07/25	48,815,000	48,815,000
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(a)	1.85%		07/07/25	81,370,000	81,370,000
Memphis
GO CP Series A (LIQ: TD BANK NA)		3.00%		09/03/25	45,000,000	45,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series 2024 (LIQ: TD BANK NA)		2.97%		08/21/25	12,500,000	12,500,000
GO CP Series 2024 (LIQ: TD BANK NA)		3.02%		09/23/25	15,000,000	15,000,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	3,085,000	3,085,000
Metropolitan Knoxville Airport Auth
Sub Airport RB Series 2025 (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	16,160,000	16,160,000
Sevier Cnty Public Building Auth
Public Improvement Bonds (Bedford Cnty) Series VIIQ1 (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	43,500,000	43,500,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	(a)	1.97%		07/07/25	27,155,000	27,155,000
Public Improvement Bonds Series VIIB2 (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	11,600,000	11,600,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	2,500,000	2,500,000
Tennessee Housing Development Agency
Residential Finance Program Bonds Series 2018-2		2.80%		01/01/26	320,000	319,288
Residential Finance Program Bonds Series 2019-2		1.90%		07/01/25	115,000	115,000
Residential Finance Program Bonds Series 2024-3C		3.50%		10/01/25	18,240,000	18,240,000
						328,994,288
TEXAS 19.8%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	7,500,000	7,500,000
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/01/26	125,000	126,412
Aledo ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	6,235,000	6,235,000
Allen ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	3,100,000	3,100,000
Argyle ISD
ULT GO Bonds Series 2017B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	200,000	200,406
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	155,000	155,336
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Arlington Higher Education Finance Corp
Education RB (Great Hearts America) Series 2019A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	120,000	120,251
Education Refunding RB (Harmony Public Schools) Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	795,000	804,181
Austin
Airport System RB Series 2019B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.00%		07/07/25	3,460,000	3,460,000
Austin ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	125,000	125,192
Brazosport ISD
ULT GO Refunding Bonds Serie 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	200,000	202,174
Brownsville
Utilities System CP Series A (LOC: PNC BANK NA)		2.83%		07/02/25	12,000,000	12,000,000
Bushland ISD
ULT GO Refunding Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	1,000,000	1,011,868
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	(a)	1.90%		07/07/25	28,500,000	28,500,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	1.90%		07/07/25	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	(a)	1.96%		07/07/25	45,400,000	45,400,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	1.90%		07/07/25	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	(a)	1.90%		07/07/25	50,000,000	50,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NA)	(a)	1.96%		07/07/25	31,175,000	31,175,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	1.90%		07/07/25	32,300,000	32,300,000
Canutillo ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	2,875,000	2,875,000
Capital Area Housing Finance Corp
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.95%		07/07/25	13,030,000	13,030,000
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	2,340,000	2,340,000
Clifton Higher Ed Finance Corp
Education RB (IDEA Public Schools) Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	250,000	250,401
Education Refunding RB (IDEA Public Schools) Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	2,200,000	2,204,749
Education Refunding RB (International Leadership of Texas) Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	4,825,000	4,825,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Conroe ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.97%		07/07/25	5,645,000	5,645,000
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.04%	07/03/25	07/17/25	11,000,000	11,000,000
Corpus Christi ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	500,000	500,828
Crowley ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	250,000	250,340
Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: BANK OF AMERICA NA)	(a)	2.03%		07/07/25	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: WELLS FARGO BANK NA)	(a)	2.03%		07/07/25	24,500,000	24,500,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.10%		07/07/25	5,350,000	5,350,000
IDRB (Morning Star Dairy) Series 2018 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.10%		07/07/25	10,000,000	10,000,000
Dallas
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		3.02%		08/04/25	12,500,000	12,500,000
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.95%		09/03/25	8,000,000	8,000,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2021B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,370,000	2,370,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.20%		10/09/25	8,000,000	8,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.05%		10/23/25	11,597,000	11,597,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.05%		12/04/25	15,453,000	15,453,000
Sr Sub Lien Sales Tax Revenue CP Series III	(c)	3.20%	07/24/25	01/23/26	22,800,000	22,800,000
Dallas ISD
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	3,750,000	3,750,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	(a)	2.00%		07/07/25	31,180,000	31,180,000
Denison ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	125,000	125,197
Denton ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	360,000	360,722
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	1,635,000	1,638,773
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.97%		07/07/25	3,915,000	3,915,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.96%		07/07/25	3,600,000	3,600,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,000,000	2,000,000
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	100,000	100,226
Duncanville ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/26	1,000,000	1,004,790
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	110,000	110,244
Eanes ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	185,000	185,297
Ector Cnty Texas ISD
ULT GO Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	710,000	711,388
El Paso Tx Water and Sewer System
Water & Sewer Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	5,000,000	5,000,000
Fort Bend ISD
ULT GO Refunding Bonds Series 2019C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	375,000	375,876
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	125,000	125,287
ULT GO Refunding Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	475,000	475,757
Frenship ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.97%		07/07/25	5,000,000	5,000,000
Frisco ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	320,000	320,661
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/26	1,500,000	1,494,654
Georgetown ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	375,000	375,866
ULT GO Refunding Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	1,445,000	1,447,845
Glasscock ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	6,930,000	6,948,469
Greenwood ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PRO) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	4,000,000	4,000,000
Gulf Coast Waste Disposal Auth
RB (ExxonMobil) Series 2000	(a)	4.14%		07/01/25	23,475,000	23,475,000
RB (ExxonMobil) Series 2001A	(a)	4.14%		07/01/25	25,000,000	25,000,000
RB (ExxonMobil) Series 2002	(a)	4.14%		07/01/25	22,040,000	22,040,000
Hale Cnty IDC
Economic Development RB (Silverado Developers) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	(a)	2.10%		07/07/25	5,400,000	5,400,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.00%		07/16/25	11,570,000	11,570,000
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/01/25	7,500,000	7,500,000
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	7,500,000	7,500,000
Toll Road 1st Lien Refunding RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	3,025,000	3,025,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.00%		07/10/25	790,000	790,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.24%		07/17/25	10,825,000	10,825,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.00%		08/14/25	1,615,000	1,615,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	2.07%		07/07/25	1,335,000	1,335,000
Hospital RB (Memorial Hermann Health) Series 2024F	(a)	1.55%		07/07/25	48,675,000	48,675,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	48,665,000	48,665,000
Refunding RB (Methodist Hospital) Series 2009C1		3.97%		07/01/25	220,000,000	220,000,000
Refunding RB (Methodist Hospital) Series 2009C2		3.97%		07/01/25	104,000,000	104,000,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Lafayette Village Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.02%		07/07/25	10,615,000	10,615,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.99%		07/07/25	5,215,000	5,215,000
Harris Cnty IDC - ExxonMobil
Solid Waste Disposal RB (Exxon) Series 1997	(a)	4.14%		07/01/25	25,000,000	25,000,000
Harris Cnty Toll Road Auth
1st Lien Revenue CP Series K (LIQ: TRUIST BANK)		3.05%		08/14/25	23,667,000	23,667,000
Hempstead ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	200,000	202,409
Houston
Utility System 1st Lien Refunding RB Series 2020C		5.00%		11/15/25	150,000	150,744
Houston Combined Utility System
1st Lien Refunding RB Series 2004B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	2.35%		07/07/25	6,555,000	6,555,000
Houston ISD
LT Refunding Bonds Series 2025B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	78,220,000	79,050,544
Hutto ISD
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	200,000	200,718
Irion Cnty ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	500,000	500,801
Klein ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	1,455,000	1,457,055
ULT GO Refunding Bonds Series 2015A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	290,000	290,314
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lamar Consolidated ISD
ULT GO Bonds Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,665,000	2,665,000
Leander ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	250,000	250,601
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	2,700,000	2,733,809
ULT GO Refunding Bonds Series 2025A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.97%		07/07/25	3,165,000	3,165,000
Lewisville ISD
ULT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	285,000	285,563
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	150,000	150,323
Little Elm ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	100,000	100,210
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	120,000	120,280
Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B	(a)	4.14%		07/01/25	85,900,000	85,900,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(a)	4.10%		07/01/25	29,345,000	29,345,000
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B2	(a)	4.14%		07/01/25	31,600,000	31,600,000
RB (ExxonMobil) Series 2010	(a)	4.10%		07/01/25	40,395,000	40,395,000
RB (ExxonMobil) Series 2012	(a)	4.10%		07/01/25	22,795,000	22,795,000
Medina Valley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,700,000	2,700,000
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(f)	3.31%		02/15/26	240,000	235,152
Melissa ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	8,350,000	8,350,000
Mesquite ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	595,000	596,390
Midlothian ISD
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	1,015,000	1,027,677
Midway ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		08/15/25	220,000	219,690
Nederland ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	750,000	751,666
Nixon-Smiley Consolidated ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	7,560,000	7,577,245
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
North East ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	140,000	140,195
North Texas Municipal Water District
Water System RB Extendable CP	(c)	3.17%	07/24/25	01/27/26	55,000,000	55,000,000
Northside ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	200,000	200,317
ULT GO Refunding Bonds Series 2018A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	125,000	125,196
Northwest ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	2,665,000	2,665,000
Port of Houston Auth
1st Lien RB Series 2023 (LIQ: UBS AG)	(b)(c)(d)	4.00%		07/01/25	5,600,000	5,600,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	(a)	1.94%		07/07/25	5,300,000	5,300,000
Exempt Facilities RB (Total USA) Series 2011	(a)	1.94%		07/07/25	48,685,000	48,685,000
Exempt Facilities RB (Total USA) Series 2012A	(a)	1.94%		07/07/25	74,200,000	74,200,000
Exempt Facilities RB (Total USA) Series 2012B	(a)	1.94%		07/07/25	30,000,000	30,000,000
IDRB (Legacy Farms LP) Series 2024 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	13,500,000	13,500,000
IDRB (Route 86 Biogas) Series 2023 (LOC: COBANK ACB)	(a)	2.10%		07/07/25	8,000,000	8,000,000
IRDB (Central Texas Biogas) Series 2024 (LOC: FARM CREDIT BANK OF TEXAS)	(a)(b)	2.10%		07/07/25	8,000,000	8,000,000
IRDB (Cloverdale Renewables) Series 2024 (LOC: FARM CREDIT BANK OF TEXAS)	(a)	2.10%		07/07/25	36,500,000	36,500,000
RB (ATOFINA Petrochemicals) Series 2003B	(a)	1.97%		07/07/25	10,000,000	10,000,000
RB (Total Energies SE) Series 1998	(a)	1.80%		07/07/25	18,400,000	18,400,000
RB (TOTAL Petrochemicals USA) Series 2008	(a)	1.97%		07/07/25	50,000,000	50,000,000
Quinlan ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	4,205,000	4,205,000
Rio Grande City Consolidated ISD
ULT GO Refunding Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	380,000	380,809
Rockwall ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	1,575,000	1,575,000
Royse City ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	3,465,000	3,465,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.96%		07/07/25	3,200,000	3,200,000
San Antonio
Electric & Gas Refunding RB Series 2024B		5.00%		02/01/26	1,000,000	1,013,053
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.02%		07/01/25	38,825,000	38,825,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		2.89%		07/16/25	50,705,000	50,705,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.00%		09/09/25	1,475,000	1,475,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		2.95%		10/15/25	30,000,000	30,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Antonio Electric & Gas
Electric & Gas Refunding RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	5,905,000	5,905,000
Electric & Gas Refunding RB Series 2024C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	3,750,000	3,750,000
Electric & Gas Refunding RB Series 2024D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	6,405,000	6,405,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.93%		07/01/25	3,750,000	3,750,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	3,000,000	3,000,000
Electric & Gas Systems Refunding RB Series 2024A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,680,000	4,680,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.95%		07/07/25	13,200,000	13,200,000
San Antonio ISD
ULT GO Refunding Bonds Series 2020B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	125,000	125,254
San Antonio Water System
Sub Lien Refunding RB Series 2024A (LIQ: TRUIST BANK)	(a)	3.95%		07/01/25	52,810,000	52,810,000
San Marcos Consolidated ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	950,000	951,927
Santo ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	290,000	290,677
Seguin ISD
ULT GO Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	140,000	140,285
Socorro ISD
ULT GO Refunding Bonds Series 2017B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	600,000	601,315
Sonora ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/25	625,000	625,503
Spring ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	125,000	125,258
ULT GO Bonds Series 2024A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	350,000	350,702
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	100,000	100,230
Taft ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/25	100,000	99,989
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.97%		07/07/25	2,235,000	2,235,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,400,000	2,400,000
RB (Christus Health) Series 2016D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	1,000,000	1,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	6,850,000	6,850,000
RB (Christus Health) Series 2022A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	3,520,000	3,520,000
RB (Texas Health Resources) Series 2008A	(a)	2.05%		07/07/25	33,000,000	33,000,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(a)	2.00%		07/07/25	4,800,000	4,800,000
Tarrant Regional Water District
Water Transmission Facilities RB Series 2025 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	14,000,000	14,000,000
Texas
College Student Loan Refunding Bonds Series 2018		5.00%		08/01/25	160,000	160,162
GO Bonds Series 2002 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.15%		07/07/25	3,300,000	3,300,000
GO Bonds Series 2005B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.08%		07/07/25	13,160,000	13,160,000
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.10%		07/07/25	15,480,000	15,480,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.10%		07/07/25	13,765,000	13,765,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	1.80%		07/07/25	975,000	975,000
GO Bonds Series 2017 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.15%		07/07/25	7,105,000	7,105,000
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.10%		07/07/25	4,885,000	4,885,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.10%		07/07/25	23,385,000	23,385,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(a)	2.05%		07/07/25	83,160,000	83,160,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.80%		07/07/25	620,000	620,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(a)	2.15%		07/07/25	20,465,000	20,465,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.15%		07/07/25	27,105,000	27,105,000
Veterans’ Housing Assistance Program Fund II Series 2001A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.15%		07/07/25	10,800,000	10,800,000
Veterans Housing Assistance Program Fund II Series 2001C2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.08%		07/07/25	19,635,000	19,635,000
Veterans’ Housing Assistance Program Fund II Series 2002A2 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.15%		07/07/25	20,855,000	20,855,000
Veterans’ Housing Assistance Program Fund II Series 2003B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.15%		07/07/25	11,485,000	11,485,000
Veterans’ Housing Assistance Program Fund II Series 2004B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.15%		07/07/25	13,350,000	13,350,000
Veterans Housing Assistance Program Fund II Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.08%		07/07/25	3,720,000	3,720,000
Veterans’ Housing Assistance Program Fund II Series 2006A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.15%		07/07/25	16,595,000	16,595,000
Veterans’ Housing Assistance Program Fund II Series 2006D (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.15%		07/07/25	3,750,000	3,750,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Veterans’ Housing Assistance Program Fund II Series 2007B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.15%		07/07/25	18,200,000	18,200,000
Veterans Housing Assistance Program Fund II Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	2.08%		07/07/25	19,345,000	19,345,000
Texas A&M Permanent Univ Fund
Univ Fund Bonds Series 2009A (GTY: TEXAS PERMANENT UNIVERSITY FUND)		5.00%		07/01/25	555,000	555,000
Texas A&M Univ
CP Series A		3.22%		07/15/25	15,000,000	15,000,000
CP Series A		3.22%		07/16/25	25,000,000	25,000,000
CP Series A		3.22%		07/22/25	15,000,000	15,000,000
CP Series B		3.00%		08/06/25	20,000,000	20,000,000
CP Series B		3.17%		09/18/25	26,358,000	26,358,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Idlewilde Apartments) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.02%		07/07/25	4,190,000	4,190,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.02%		07/07/25	10,880,000	10,880,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.05%		07/07/25	10,275,000	10,275,000
M/F Housing RB (Windshire Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.02%		07/07/25	11,300,000	11,300,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.95%		07/07/25	12,205,000	12,205,000
Residential Mortgage RB Series 2024C (LIQ: UBS AG)	(b)(c)(d)	4.00%		07/01/25	8,400,000	8,400,000
S/F Mortgage RB Series 2019A		1.75%		09/01/25	230,000	229,349
S/F Mortgage RB Series 2021A		0.55%		09/01/25	150,000	149,238
S/F Mortgage RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	7,855,000	7,855,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS (STATE OF))	(a)	1.85%		07/07/25	4,935,000	4,935,000
Texas Municipal Gas Corp V
Gas Supply RB Series 2024 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.97%		07/07/25	4,000,000	4,000,000
Texas Public Finance Auth
CP Series 2019A		3.05%		08/07/25	16,325,000	16,325,000
Education RB (Kipp Austin Public Schools) Series 2014A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	125,000	125,046
Texas Transportation Commission
GO Bonds Series 2006B	(a)	2.50%		07/07/25	4,365,000	4,365,000
State Highway Fund 1st Tier RB Series 2014B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.94%		07/07/25	69,000,000	69,000,000
Texas Water Dev Brd
State Water Implementation Fund RB Series 2018B		5.00%		10/15/25	200,000	200,758
State Water Implementation Fund RB Series 2020		5.00%		10/15/25	140,000	140,770
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	10,000,000	10,000,000
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	855,000	855,000
State Water Implementation Fund RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,000,000	2,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Water Implementation Fund RB Series 2024A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.04%	07/03/25	07/10/25	7,125,000	7,125,000
State Water Implementation Fund RB Series 2024A (LIQ: UBS AG)	(b)(c)(d)	4.00%		07/01/25	9,595,000	9,595,000
State Water Implementation RB Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,110,000	4,110,000
Texas Water Development Board Implementation Fund
State Water Implementation Fund RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	1,640,000	1,640,000
Three Rivers ISD
ULT GO Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	300,000	303,612
Troy ISD
ULT GO Refunding Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.50%		08/01/25	150,000	150,004
Tuloso-Midway ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	150,000	150,351
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	2,830,000	2,830,000
United ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	200,000	200,408
Univ of Texas
CP Notes Series A		2.81%		07/01/25	25,000,000	25,000,000
CP Notes Series A		2.88%		07/01/25	20,000,000	20,000,000
CP Notes Series A		2.86%		07/22/25	22,500,000	22,500,000
CP Notes Series A		2.85%		07/24/25	25,000,000	25,000,000
CP Notes Series A		2.84%		08/11/25	17,500,000	17,500,000
CP Notes Series A		2.90%		09/16/25	20,000,000	20,000,000
CP Notes Series A		2.98%		10/21/25	6,000,000	6,000,000
CP Notes Series A		2.98%		11/03/25	40,000,000	40,000,000
CP Notes Series A		2.98%		11/04/25	50,000,000	50,000,000
CP Notes Series A		2.96%		11/18/25	25,000,000	25,000,000
CP Notes Series A		3.02%		11/20/25	12,000,000	12,000,000
CP Notes Series A		2.95%		12/01/25	41,000,000	41,000,000
Revenue Financing Bonds Series 2016E		5.00%		08/15/25	180,000	180,401
Revenue Financing Bonds Series 2024A		5.00%		08/15/25	220,000	220,348
Revenue Financing CP Series A		2.88%		07/02/25	10,000,000	10,000,000
Revenue Financing CP Series A		3.54%		07/10/25	12,500,000	12,500,000
Revenue Financing CP Series A		2.97%		09/30/25	21,000,000	21,000,000
Revenue Financing CP Series A		3.00%		09/30/25	29,500,000	29,500,000
Revenue Financing CP Series A		3.04%		09/30/25	40,000,000	40,000,000
Revenue Financing CP Series A		3.37%		09/30/25	12,508,000	12,508,000
Revenue Financing CP Series A		3.50%		09/30/25	20,000,000	20,000,000
Revenue Financing CP Series A		3.05%		10/01/25	10,000,000	10,000,000
Revenue Financing CP Series A		3.00%		10/02/25	7,000,000	7,000,000
Revenue Financing CP Series A		2.93%		10/15/25	12,200,000	12,200,000
Revenue Financing CP Series A		3.00%		11/06/25	13,000,000	13,000,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Revenue Financing CP Series C1		3.05%		07/23/25	1,714,000	1,714,000
Revenue Financing CP Series C1		3.03%		08/06/25	25,000,000	25,000,000
Revenue Financing System Bonds Series 2008B	(a)	1.70%		07/07/25	260,000	260,000
Revenue Financing System Bonds Series 2019B (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	4.10%		07/01/25	36,145,000	36,145,000
Revenue Financing System RB Series 2016D		5.00%		08/15/25	935,000	937,030
Waco ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	500,000	501,001
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.96%		07/07/25	1,615,000	1,615,000
Wylie ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	4,025,000	4,025,000
ULT GO Refunding Bonds Series 2020A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(f)	3.23%		08/15/25	120,000	119,518
Ysleta ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	180,000	180,360
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	4,335,000	4,335,000
						3,377,500,447
UTAH 0.8%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF MONTREAL)	(a)	2.05%		07/07/25	510,000	510,000
Salt Lake City
Airport RB Series 2017A & 2021A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.00%		07/07/25	6,585,000	6,585,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016C (LIQ: BANK OF NEW YORK MELLON/THE)	(a)	1.75%		07/07/25	86,580,000	86,580,000
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.85%		07/07/25	1,385,000	1,385,000
Hospital RB (IHC Health Services) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,875,000	4,875,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.95%		07/07/25	31,995,000	31,995,000
						131,930,000
VIRGINIA 1.2%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(a)	2.00%		07/07/25	23,750,000	23,750,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2016C	(a)	1.95%		07/07/25	850,000	850,000
Helath Care RB (Inova Health) Series 2014A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	1.98%		07/07/25	10,100,000	10,100,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	3,365,000	3,365,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.05%		07/01/25	12,495,000	12,495,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C2 (LOC: TD BANK NA)	(a)	1.97%		07/07/25	13,860,000	13,860,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.96%		07/07/25	7,000,000	7,000,000
Hospital Facilities RB (Sentara Health) Series 2016A	(a)	2.00%		07/07/25	31,555,000	31,555,000
Virginia Small Business Financing Auth
Environmental Facilities RB Series 2022 (ESCROW)		4.00%		11/20/25	20,000,000	20,000,000
Hospital RB (Carilion Clinic) Series 2008A (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	13,900,000	13,900,000
Hospital RB (Carilion Clinic) Series 2008B (LOC: TD BANK NA)	(a)	3.95%		07/01/25	1,145,000	1,145,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	4,050,000	4,050,000
Winchester IDA
RB (Valley Health System) Series 2024B1 (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	36,955,000	36,955,000
RB (Valley Health System) Series 2024B2 (LOC: TRUIST BANK)	(a)	3.95%		07/01/25	24,700,000	24,700,000
						203,725,000
WASHINGTON 2.0%
Ellensburg SD #401
ULT GO Refunding Bonds Series 2025		5.00%		12/01/25	510,000	513,309
Evergreen SD #114
ULT GO Refunding Bonds Series 2024 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	125,000	125,841
Issaquah SD #411
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	200,000	201,886
Kennewick SD #17
ULT GO Bonds Series 2021 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	375,000	377,526
ULT GO Refunding Bonds Series 2025 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	2,040,000	2,058,998
King Cnty SD #400 Mercer Island
ULT GO Refunding Bonds Series 2024 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	250,000	252,025
King Cnty SD #403 Renton
ULT GO Refunding Bonds Series 2016 (GTY: WASHINGTON (STATE OF))		2.50%		12/01/25	100,000	99,752
King Cnty Sewer System
LT GO CP Series A		2.96%		09/04/25	38,000,000	38,000,000
Lake Washington SD #414
ULT GO Bonds Series 2017 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	135,000	135,909
ULT GO Refunding Bnods Series 2016 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	170,000	171,373
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		3.50%		12/01/25	1,000,000	1,001,492
ULT GO Refunding Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/25	1,000,000	1,004,085
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mead SD No 354
ULT GO Bonds Series 2018 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	100,000	100,578
Monroe SD No 103
ULT GO Refunding Bonds Series 2025 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	545,000	548,602
Moses Lake SD #161
ULT GO Refunding Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	225,000	225,943
Mukilteo SD #6
ULT GO Bonds Series 2022 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	260,000	262,056
North Thurston Public Schools
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		3.00%		12/01/25	700,000	699,280
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	(a)	1.96%		07/07/25	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B		5.00%		10/01/25	100,000	100,413
Intermediate Lien RB Series 2017D		5.00%		05/01/26	2,625,000	2,662,329
Intermediate Lien RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.00%	07/03/25	07/07/25	2,585,000	2,585,000
Intermediate Lien RB Series 2018A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.98%	07/03/25	07/07/25	4,055,000	4,055,000
Intermediate Lien Refunding RB Series 2021C (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.20%		07/01/25	2,500,000	2,500,000
Intermediate Lien Refunding RB Series 2022A		5.00%		08/01/25	130,000	130,206
Intermediate Lien Refunding RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.99%		07/07/25	3,630,000	3,630,000
Intermediate Lien Refunding RB Series 2024B		5.00%		07/01/25	1,000,000	1,000,000
Intermediate Lien Refunding RB Series 2024B (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.20%		07/01/25	3,495,000	3,495,000
Intermediate Lien Refunding RB Series 2024B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.00%		07/07/25	3,600,000	3,600,000
Intermediate Lien Refunding RB Series 2024B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	2.02%		07/07/25	3,060,000	3,060,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF AMERICA NA)	(a)	2.09%		07/07/25	123,435,000	123,435,000
Seattle
Light & Power Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.95%		07/07/25	3,330,000	3,330,000
Skagit SD #103
ULT GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	150,000	150,504
Sumner SD #320
ULT GO Refunding Bonds Series 2014 (GTY: WASHINGTON (STATE OF))		4.00%		12/01/25	1,385,000	1,385,356
Washington
COP Series 2019D		5.00%		07/01/25	290,000	290,000
COP Series 2020D		5.00%		07/01/25	225,000	225,000
COP Series 20216A		5.00%		07/01/25	100,000	100,000
COP Series 2022B		5.00%		07/01/25	170,000	170,000
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	11,625,000	11,625,000
GO Bonds Series 2016A2		5.00%		08/01/25	450,000	450,511
GO Bonds Series 2022C (LIQ: CITIBANK NA)	(b)(c)(d)	1.96%		07/07/25	5,500,000	5,500,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.95%		07/07/25	1,675,000	1,675,000
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	1,665,000	1,665,000
GO Bonds Series 2025C (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.97%		07/07/25	14,370,000	14,370,000
GO Refunding Bonds R2025B		5.00%		07/01/25	750,000	750,000
GO Refunding Bonds Series R2016B		5.00%		07/01/25	155,000	155,000
GO Refunding Bonds Series R2017C		5.00%		08/01/25	200,000	200,321
GO Refunding Bonds Series R2018C		5.00%		08/01/25	355,000	355,383
GO Refunding Bonds Series R2018D		5.00%		08/01/25	5,355,000	5,362,855
GO Refunding Bonds Series R2020C		5.00%		07/01/25	1,590,000	1,590,000
GO Refunding Bonds Series R2022C		5.00%		07/01/25	16,190,000	16,190,000
GO Refunding Bonds Series R2023A		5.00%		08/01/25	5,745,000	5,753,396
Go Refunding Bonds Series R2025A		5.00%		07/01/25	41,795,000	41,795,000
Motor Vehicle Fuel Tax GO Bonds Series 2025D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.04%	07/03/25	07/10/25	4,020,000	4,020,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2021D		5.00%		07/01/25	265,000	265,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2024C		5.00%		08/01/25	250,000	250,371
Motor Vehicle Fule Tax GO Refunding Bonds Series R2023B		5.00%		07/01/25	100,000	100,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	(a)	1.92%		07/07/25	16,450,000	16,450,000
Washington State Housing Finance Commission
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.97%		07/07/25	5,325,000	5,325,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.97%		07/07/25	2,955,000	2,955,000
						344,610,300
WEST VIRGINIA 0.4%
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	(a)	2.45%		07/07/25	40,000,000	40,000,000
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2008B (LOC: TRUIST BANK)	(a)	2.00%		07/07/25	21,340,000	21,340,000
						61,340,000
WISCONSIN 1.6%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: BMO BANK NA)	(a)	2.03%		07/07/25	10,000,000	10,000,000
Green Bay Redevelopment Auth
Exempt Facility RB (Green Bay Packaging Inc) Series 2019 (LOC: WELLS FARGO BANK NA)	(a)	1.97%		07/07/25	73,900,000	73,900,000
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018B4 (LIQ: JP MORGAN SECURITIES LLC)	(b)(c)(d)	4.05%		07/01/25	5,215,000	5,215,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	(a)	1.85%		07/07/25	2,870,000	2,870,000
Home Ownership RB Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)	1.92%		07/07/25	10,000,000	10,000,000
Home Ownership RB Series 2024A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	7,295,000	7,295,000
Home Ownership RB Series 2024B (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	7,500,000	7,500,000
Home Ownership RB Series 2024C (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	2,000,000	2,000,000
Housing RB Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	4,500,000	4,500,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	(a)	1.92%		07/07/25	7,495,000	7,495,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023B (LOC: TD BANK NA)	(a)	4.00%		07/01/25	18,400,000	18,400,000
Health System Refunding RB (Cone Health) Series 2023D (LOC: TRUIST BANK)	(a)	1.90%		07/07/25	61,845,000	61,845,000
Health System Refunding RB (Cone Health) Series 2023E (LOC: TRUIST BANK)	(a)	1.92%		07/07/25	14,790,000	14,790,000
Hospital RB (Lee Health System) Series 2024A (LOC: BANK OF AMERICA NA)	(b)(c)(d)	4.15%		07/01/25	36,000,000	36,000,000
Solid Waste Disposal RB (Coleman Ponderosa) Series 2023 (LOC: AGRIBANK FCB)	(a)	2.10%		07/07/25	10,000,000	10,000,000
						271,810,000
WYOMING 0.6%
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	4.07%		07/01/25	6,710,000	6,710,000
Pollution Control Refunding RB (ExxonMobil) Series 2014	(a)	4.14%		07/01/25	45,700,000	45,700,000
Sublette Cnty
Pollution Control Refunding RB (Exxon Mobil) Series 2014	(a)	4.14%		07/01/25	22,400,000	22,400,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	(a)	2.05%	07/02/25	07/07/25	32,700,000	32,700,000
						107,510,000
MULTIPLE STATES 6.3%
AllianceBernstein National Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2024 (LOC: BANK OF AMERICA NA)	(a)(b)	2.08%		07/07/25	25,000,000	25,000,000
Blackrock Muni Assets Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(b)	2.08%		07/07/25	101,500,000	101,500,000
Blackrock Muni Yield Quality Fund III
Variable Rate Demand Preferred Shares Series W7 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.08%		07/07/25	74,000,000	74,000,000
Variable Rate Demand Preferred Shares Series W7A (LOC: ROYAL BANK OF CANADA)	(a)(b)	2.06%		07/07/25	80,000,000	80,000,000
Blackrock Municipal Bond Investment Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	2.07%		07/07/25	300,000,000	300,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	1.99%		07/07/25	40,900,000	40,900,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(b)	1.98%		07/07/25	33,000,000	33,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(b)	1.97%		07/07/25	80,500,000	80,500,000
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(b)	1.98%		07/07/25	103,300,000	103,300,000
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	(a)(b)	2.07%		07/07/25	95,600,000	95,600,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.08%		07/07/25	29,200,000	29,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.08%		07/07/25	93,000,000	93,000,000
Variable Rate Demand Preferred Shares Series 2 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	2.08%		07/07/25	12,600,000	12,600,000
						1,068,600,000
Total Municipal Securities (Cost $17,123,310,948)						17,123,310,948
Total Investments in Securities (Cost $17,123,310,948)						17,123,310,948

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,123,976,000 or 30.0% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$17,123,310,948
Cash		4,211
Receivables:
Investments sold		133,319,452
Interest		76,171,349
Fund shares sold		60,585,303
Prepaid expenses	+	285,115
Total assets		17,393,676,378

Liabilities
Payables:
Fund shares redeemed		194,541,996
Investments bought - delayed-delivery		129,963,898
Distributions to shareholders		8,719,136
Investment adviser and administrator fees		2,529,076
Shareholder service fees		89,866
Accrued expenses	+	474,312
Total liabilities		336,318,284
Net assets		$17,057,358,094

Net Assets by Source
Capital received from investors		$17,057,312,202
Total distributable earnings	+	45,892
Net assets		$17,057,358,094

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$4,366,992,652		4,365,903,782		$1.00
Ultra Shares	$12,690,365,442		12,687,197,840		$1.00

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$240,399,502

Expenses
Investment adviser and administrator fees		16,093,350
Shareholder service fees:
Investor Shares		3,220,148
Registration fees		261,911
Portfolio accounting fees		125,967
Custodian fees		47,348
Professional fees		30,474
Independent trustees’ fees		29,865
Shareholder reports		15,545
Transfer agent fees		631
Other expenses	+	42,000
Total expenses		19,867,239
Expense reduction	–	553,665
Net expenses	–	19,313,574
Net investment income		221,085,928

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		45,892
Increase in net assets resulting from operations		$221,131,820
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$221,085,928	$511,190,567
Net realized gains	+	45,892	231,056
Increase in net assets from operations		$221,131,820	$511,421,623

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($53,579,295 )	($121,606,338 )
Ultra Shares	+	(167,506,633)	(389,780,012)
Total distributions		($221,085,928 )	($511,386,350 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		3,366,760,422	6,071,296,832
Ultra Shares	+	11,522,649,415	24,513,762,814
Total shares sold		14,889,409,837	30,585,059,646
Shares Reinvested
Investor Shares		38,469,429	87,283,141
Ultra Shares	+	126,806,727	284,418,748
Total shares reinvested		165,276,156	371,701,889
Shares Redeemed
Investor Shares		(3,384,227,048)	(5,815,604,674)
Ultra Shares	+	(12,169,170,342)	(24,135,463,679)
Total shares redeemed		(15,553,397,390)	(29,951,068,353)
Net transactions in fund shares		(498,711,397)	1,005,693,182

NET ASSETS
Beginning of period		$17,556,023,599	$16,550,295,144
Total increase (decrease)	+	(498,665,505)	1,005,728,455
End of period		$17,057,358,094	$17,556,023,599

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	—	(0.00)[2]	—
Total distributions	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.24%[3]	3.07%	3.02%	0.90%	0.02%	0.34%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%[4]	0.34%	0.34%	0.31%[5,6]	0.11%[6]	0.31%[6,7]
Total expenses	0.36%[4]	0.36%	0.38%	0.37%[5]	0.37%	0.49%
Net investment income (loss)	2.48%[4]	3.02%	2.97%	1.01%	0.01%	0.38%
Net assets, end of period (x 1,000,000)	$1,230	$1,234	$1,075	$875	$644	$835

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	—	(0.00)[3]	—
Total distributions	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.31%[4]	3.23%	3.17%	1.03%	0.02%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%[5]	0.19%	0.19%	0.19%[6,7]	0.11%[7]	0.19%[5,7]
Total expenses	0.21%[5]	0.21%	0.23%	0.22%[6]	0.22%	0.22%[5]
Net investment income (loss)	2.62%[5]	3.17%	3.17%	1.50%	0.01%	0.02%[5]
Net assets, end of period (x 1,000,000)	$2,312	$2,765	$2,065	$967	$161	$229

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.0% OF NET ASSETS
ALABAMA 5.3%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%	07/03/25	07/07/25	1,965,000	1,965,000
Black Belt Energy Gas District
Gas Project RB Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	6,490,000	6,490,000
Gas Project RB Series 2024D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	4,000,000	4,000,000
Gas RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	17,500,000	17,500,000
Gas RB Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	4,000,000	4,000,000
Gas Supply RB Series 2023B	(a)(b)(c)	1.95%		07/07/25	4,000,000	4,000,000
Energy Southeast Cooperative District
Energy Supply RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	7,085,000	7,085,000
Huntsville Health Care Auth
CP		3.10%		07/21/25	20,000,000	20,000,000
CP		3.05%		10/07/25	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	(d)	2.03%		07/07/25	23,200,000	23,200,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK ABP)	(d)	2.03%		07/07/25	20,000,000	20,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	(d)	2.03%		07/07/25	38,520,000	38,520,000
Southeast Alabama Gas District
Gas Supply Refunding RB Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	1,250,000	1,250,000
Southeast Energy Auth
Commodity Supply RB (Project No 5) Series 2023A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,335,000	2,335,000
Commodity Supply RB (Project No 6) Series 2023B	(a)(b)(c)	1.95%		07/07/25	7,675,000	7,675,000
Energy Supply RB Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	2,000,000	2,000,000
Energy Supply RB Series 2025A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.10%		07/01/25	9,920,000	9,920,000
Energy Supply RB Series 2025A (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,875,000	1,875,000
Energy Supply RB Series 2025A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	6,505,000	6,505,000
						188,320,000
ARIZONA 2.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2007B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	1.95%		07/07/25	9,900,000	9,900,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Maricopa Cnty IDA
CP (Banner Health)		2.88%		07/09/25	6,000,000	6,000,000
CP (Banner Health)		2.97%		08/06/25	10,000,000	10,000,000
CP (Banner Health)		2.97%		10/08/25	13,000,000	13,000,000
Hospital RB (HonorHealth) Series 2021C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%	07/03/25	07/07/25	2,500,000	2,500,000
Hospital RB (HonorHealth) Series 2024C (LOC: ROYAL BANK OF CANADA)	(d)	2.00%		07/07/25	2,000,000	2,000,000
Hospital Refunding RB (HonorHealth) Series 2024B (LOC: JPMORGAN CHASE BANK NA)	(d)	4.05%		07/01/25	5,000,000	5,000,000
RB (Banner Health) Series 2016A		5.00%		01/01/26	110,000	110,973
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2023A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	1.97%		07/07/25	7,010,000	7,010,000
Electric System RB Series 2023B (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	1.95%		07/07/25	5,000,000	5,000,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: BANK OF NOVA SCOTIA)	(d)	2.00%		07/07/25	18,500,000	18,500,000
						79,020,973
CALIFORNIA 0.6%
California State Univ
CP Series A1 (LOC: BARCLAYS BANK PLC)		3.05%		07/08/25	7,650,000	7,650,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		3.01%		08/14/25	6,500,000	6,500,000
RB (Kaiser Permanente) Series 2009B4		2.87%		07/09/25	7,595,000	7,595,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A		2.50%		07/01/25	150,000	150,000
						21,895,000
COLORADO 3.8%
Colorado Health Facilities Auth
Hospital RB (Advent Health) Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	7,815,000	7,815,000
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	1,365,000	1,365,000
RB (Intermountain Healthcare) Series 2024D	(d)	3.85%		07/01/25	4,820,000	4,820,000
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(d)	4.00%		07/01/25	1,165,000	1,165,000
Colorado Regional Transportation District
Sales Tax Refunding RB (FasTracks) Series 2007A (LIQ: CITIBANK NA)	(a)(b)(c)	1.95%		07/07/25	7,205,000	7,205,000
Denver
Dedicated Tax RB Series 2021A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	4,000,000	4,000,000
Denver SD #1
GO Bonds Series 2018A		5.50%		12/01/25	300,000	302,248
GO Bonds Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,400,000	1,400,000
GO Bonds Series 2025C (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	3,000,000	3,000,000
Denver Water Board
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.00%		07/09/25	30,750,000	30,750,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.01%		07/09/25	23,000,000	23,000,000
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.03%		07/09/25	34,125,000	34,125,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sub Lien Water Revenue CP Series 2023A (LIQ: BANK OF AMERICA NA)		3.10%		07/09/25	5,000,000	5,000,000
Water Refunding RB Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	1.97%		07/07/25	3,960,000	3,960,000
Univ of Colorado Hospital Auth
Refunding RB Series 2018C (LIQ: TD BANK NA)	(d)	3.95%		07/01/25	6,025,000	6,025,000
Refunding RB Series 2025A	(d)	1.90%		07/07/25	2,000,000	2,000,000
						135,932,248
CONNECTICUT 0.2%
Connecticut HFA
Housing Mortgage Finance Bonds Series 2024F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	160,000	160,000
Darien
GO BAN		4.00%		04/23/26	8,000,000	8,058,897
						8,218,897
DISTRICT OF COLUMBIA 0.9%
District of Columbia
GO Bonds Series 2023A (LIQ: UBS AG)	(a)(b)(c)	4.05%		07/01/25	3,720,000	3,720,000
Income Tax Secured RB Series 2019A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	4,480,000	4,480,000
Income Tax Secured Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	3,315,000	3,315,000
District of Columbia Water & Sewer Auth
Extendible CP Series A	(b)	2.88%	08/07/25	10/31/25	19,300,000	19,300,000
						30,815,000
FLORIDA 3.7%
Collier Cnty Health Facilities Auth
RB (Cleveland Clinic) Series 2003C1		3.00%		07/29/25	6,905,000	6,905,000
Florida
Bonds Series 2020A		5.00%		07/01/25	245,000	245,000
Bridge Construction Bonds Series 2018B		5.00%		07/01/25	805,000	805,000
Refunding Bonds Series 2019A		5.00%		07/01/25	250,000	250,000
Refunding Bonds Series 2021B		5.00%		07/01/25	1,000,000	1,000,000
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: TRUIST BANK)	(d)	2.00%		07/07/25	5,220,000	5,220,000
M/F Mortgage RB (Hudson Ridge Apts) Series 2008L (LOC: JPMORGAN CHASE BANK NA)	(d)	1.97%		07/07/25	3,455,000	3,455,000
Jacksonville
CP Series A (LOC: BANK OF AMERICA NA)		2.97%		08/11/25	14,000,000	14,000,000
Health Care Refunding RB (Baptist Health) Series 2019B	(d)	1.90%		07/07/25	13,200,000	13,200,000
Health Care Refunding RB (Baptist Health) Series 2019D	(d)	1.94%		07/07/25	15,620,000	15,620,000
Health Care Refunding RB (Baptist Health) Series 2019E	(d)	1.94%		07/07/25	1,000,000	1,000,000
JEA Water & Sewer System
Water & Sewer System RB Series 2024A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	1.95%		07/07/25	3,525,000	3,525,000
Water & Sewer System RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	3,545,000	3,545,000
Manatee Cnty
Refunding RB Series 2022 (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.97%		07/07/25	5,000,000	5,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Miami-Dade Cnty
GO Bonds Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	2,635,000	2,635,000
Professional Sports Franchise Facilities Tax RB Series 2009E (LOC: TD BANK NA)	(d)	1.97%		07/07/25	1,120,000	1,120,000
Special Obligation RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.09%		07/01/25	11,790,000	11,790,000
Transit System Sales Surtax RB Series 2020A & 2018 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	5,430,000	5,430,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	27,815,000	27,815,000
Transit System Sales Surtax RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	7,815,000	7,815,000
Orlando Utilities Commission
Utility System Refunding RB Series 2013A		5.00%		10/01/25	400,000	401,675
						130,776,675
GEORGIA 1.5%
Atlanta
Water & Wastewater CP Series 2024A1 (LOC: WELLS FARGO BANK NA)		3.90%		07/10/25	12,995,000	12,995,000
Water & Wastewater CP Series 2024A2 (LOC: TD BANK NA)		3.00%		09/03/25	4,824,000	4,824,000
Columbia Cnty Hospital Auth
Revenue Anticipation Certificates (Wellstar Health) Series 2023A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	3,650,000	3,650,000
Georgia
GO Bonds Series 2021A (LIQ: CITIBANK NA)	(a)(b)(c)	1.95%		07/07/25	7,000,000	7,000,000
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project M Bonds Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	5,000,000	5,000,000
Main Street Natural Gas Inc
Gas Supply RB Series 2023B	(a)(b)(c)	1.95%		07/07/25	4,000,000	4,000,000
Gas Supply RB Series 2023C	(a)(b)(c)	1.95%		07/07/25	5,375,000	5,375,000
Gas Supply RB Series 2023E2	(a)(b)(c)	1.95%		07/07/25	10,000,000	10,000,000
						52,844,000
IDAHO 0.1%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID	(b)	3.65%		08/01/25	4,485,000	4,485,000
ILLINOIS 3.2%
Chicago Transit Auth
2nd Lien Sales Tax RB Series 2017 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%	07/03/25	07/07/25	4,400,000	4,400,000
Illinois Finance Auth
Pooled Program CP (LOC: JPMORGAN CHASE BANK NA)		2.98%		09/15/25	3,000,000	3,000,000
RB (Chicago Horticultural Society) Series 1999 (LOC: BMO BANK NA)	(d)	1.85%		07/07/25	600,000	600,000
RB (Northshore Edward Elmhurst Health) Series 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	7,695,000	7,695,000
RB (Univ of Chicago Medical Center) Series 2022A & 2016B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	4,800,000	4,800,000
RB (Univ of Chicago) Series 2018A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.93%		07/01/25	1,545,000	1,545,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Illinois Housing Development Auth
M/F RB Series 2025B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	1.94%		07/07/25	6,625,000	6,625,000
RB Series 2023D (LIQ: CITIBANK NA)	(a)(b)(c)	1.95%		07/07/25	5,000,000	5,000,000
RB Series 2023P (LIQ: TD BANK NA)	(d)	2.00%		07/07/25	14,200,000	14,200,000
Illinois Hsg Dev Auth 2016
M/F RB Series 2024A (LIQ: FEDERAL HOME LOAN BANKS)	(d)	1.94%		07/07/25	19,820,000	19,820,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.96%	07/03/25	07/07/25	4,580,000	4,580,000
GO Bonds Series 2003A		5.50%		07/01/25	375,000	375,000
GO Bonds Series 2018B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.98%		07/07/25	3,000,000	3,000,000
GO Bonds Series 2025A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,875,000	1,875,000
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.98%		07/07/25	2,000,000	2,000,000
Toll Highway Sr RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.98%		07/07/25	1,975,000	1,975,000
Toll Highway Sr RB Series 2021A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	2,665,000	2,665,000
Toll Highway Sr RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.98%		07/07/25	2,650,000	2,650,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.14%		07/07/25	1,400,000	1,400,000
Wisconsin Public Finance Auth
RB (The Carle Foundation) Series 2023A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.15%		07/01/25	25,000,000	25,000,000
						113,205,000
INDIANA 2.4%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	(d)	1.95%		07/07/25	28,500,000	28,500,000
Economic Development RB (Cargill) Series 2011	(d)	1.95%		07/07/25	11,000,000	11,000,000
Health Facilities RB (Baptist Healthcare) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	1,905,000	1,905,000
Health System RB (Franciscan Alliance) Series 2016A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	890,000	890,000
Health System RB (Indiana Univ Health) Series 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.99%		07/07/25	9,000,000	9,000,000
Health System RB (Indiana Univ Health) Series 2025B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.99%		07/07/25	5,000,000	5,000,000
Refunding RB (Trinity Health) Series 2008D2		2.85%		08/07/25	8,000,000	8,000,000
Indiana Housing & Community Development Auth
S/F Mortgage RB Series 2024A1 (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	5,360,000	5,360,000
S/F Mortgage RB Series 2024B1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	6,035,000	6,035,000
S/F Mortgage RB Series 2024D1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	4,500,000	4,500,000
S/F Mortgage RB Series 2025B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	5,030,000	5,030,000
						85,220,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IOWA 0.5%
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009A	(d)	1.95%		07/07/25	5,400,000	5,400,000
Midwestern Disaster Area RB (Cargill) Series 2009B	(d)	1.95%		07/07/25	1,390,000	1,390,000
Midwestern Disaster Area RB (Cargill) Series 2012	(d)	1.95%		07/07/25	7,000,000	7,000,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	(d)	2.03%		07/07/25	4,060,000	4,060,000
						17,850,000
KENTUCKY 2.2%
Kentucky Bond Development Corp
Hospital RB (Baptist Healthcare) Series 2025D (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.15%		07/01/25	23,200,000	23,200,000
Kentucky Economic Development Finance Auth
RB (Goodwill Industries of Kentucky Inc) Series 2025 (LOC: PNC BANK NA)	(d)	1.80%		07/07/25	6,500,000	6,500,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2023C (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,195,000	1,195,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.00%		08/04/25	2,000,000	2,000,000
Sewer & Drainage System Sub CP Series 2023A1 (LIQ: BANK OF AMERICA NA)		3.05%		08/04/25	10,000,000	10,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.01%		07/23/25	23,000,000	23,000,000
Sewer & Drainage System Sub CP Series 2023A2 (LIQ: JPMORGAN CHASE BANK NA)		3.01%		08/04/25	3,110,000	3,110,000
Public Energy Auth of Kentucky
Gas Supply RB Series 2024A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	3,290,000	3,290,000
Gas Supply Refunding RB Series 2023A1 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	4,765,000	4,765,000
						77,060,000
LOUISIANA 0.7%
Louisiana Public Facilities Auth
Hospital RB (Louisiana Children’s Medical Center) Series 2017A (LOC: UBS AG)	(d)	1.91%		07/07/25	20,000,000	20,000,000
Refunding RB (Christus Health) Series 2009B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.00%		07/07/25	2,910,000	2,910,000
Refunding RB (Ochsner Clinic Foundation) Series 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	2,750,000	2,750,000
						25,660,000
MAINE 0.2%
Maine State Housing Auth
Mortgage Purchase Bonds Series 2021A		0.50%		11/15/25	130,000	128,636
Mortgage Purchase Bonds Series 2023E		3.50%		11/15/25	700,000	700,660
Mortgage RB Series 2024D & 2024F (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	5,555,000	5,555,000
						6,384,296
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MARYLAND 0.7%
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.12%		07/07/25	6,000,000	6,000,000
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.12%		07/07/25	6,425,000	6,425,000
Maryland Health & Higher Educational Facilities Auth
RB (Univ of Maryland Medical System) Series 2025C1 (LOC: TRUIST BANK)	(d)	3.95%		07/01/25	410,000	410,000
Montgomery Cnty
CP BAN 2010B (LIQ: STATE STREET BANK AND TRUST COMPANY)		2.95%		08/07/25	3,333,000	3,333,000
RB (Trinity Health) Series 2015MD (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	8,810,000	8,810,000
						24,978,000
MASSACHUSETTS 7.3%
Massachusetts
GO Bonds Series 2016B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%	07/03/25	07/07/25	2,460,000	2,460,000
GO Bonds Series 2024A (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	1.97%		07/07/25	11,540,000	11,540,000
GO Bonds Series 2024B (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.00%		07/01/25	5,330,000	5,330,000
GO Bonds Series 2024E (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	4.10%		07/01/25	4,500,000	4,500,000
GO Bonds Series 2024I (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.92%		07/07/25	6,250,000	6,250,000
GO Bonds Series 2025A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.92%		07/07/25	2,000,000	2,000,000
GO Refunding Bonds Series 2017D		5.00%		07/01/25	270,000	270,000
Massachusetts Bay Transportation Auth
Sales Tax CP Series A (LIQ: TD BANK NA)		2.98%		10/10/25	4,500,000	4,500,000
Sales Tax CP Series B (LIQ: TD BANK NA)		3.02%		07/11/25	20,000,000	20,000,000
Sales Tax CP Series C (LIQ: BARCLAYS BANK PLC)		3.00%		07/10/25	8,000,000	8,000,000
Sr Sales Tax Bonds Series 2005A		5.00%		07/01/25	790,000	790,000
Massachusetts Development Finance Agency
RB (Boston Univ) Series 2025A		2.89%		07/08/25	7,000,000	7,000,000
RB (Boston Univ) Series 2025A		3.02%		09/18/25	10,000,000	10,000,000
RB (Boston Univ) Series 2025A		3.02%		10/07/25	9,600,000	9,600,000
RB (Chelsea Jewish Lifecare) Series 2019 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)(d)	2.12%		07/07/25	4,745,000	4,745,000
RB (Partners HealthCare System) Series 2015O2		5.00%		07/01/25	100,000	100,000
RB (Partners HealthCare System) Series 2016Q		4.00%		07/01/25	180,000	180,000
RB Series V 2024 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.15%		07/01/25	5,000,000	5,000,000
Massachusetts HFA
Housing RB Series 2016I (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		07/01/25	14,745,000	14,745,000
Housing RB Series 2018B (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		07/01/25	14,000,000	14,000,000
M/F Housing Bonds Series 2024A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	1,215,000	1,215,000
Massachusetts Water Resources Auth
Water CP Series 2016 (LOC: TD BANK NA)		3.00%		10/30/25	5,000,000	5,000,000
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	1.99%		07/07/25	20,900,000	20,900,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	1.97%		07/07/25	29,700,000	29,700,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	(a)(d)	2.00%		07/07/25	71,000,000	71,000,000
						258,825,000
MICHIGAN 1.9%
Lenawee Cnty Economic Development Corp
Refunding RB (Siena Heights Univ) Series 2009 (LOC: FEDERAL HOME LOAN BANKS)	(d)	1.95%		07/07/25	1,770,000	1,770,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1	(b)	2.95%		09/02/25	12,750,000	12,750,000
Hospital Refunding RB (Henry Ford Health System) Series 2016 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	4,550,000	4,550,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.93%		07/01/25	1,045,000	1,045,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F7 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,250,000	1,250,000
Michigan Housing Development Auth
S/F Mortgage RB Series 2024A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	1,955,000	1,955,000
S/F Mortgage RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	7,365,000	7,365,000
S/F Mortgage RB Series 2025A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	2,665,000	2,665,000
Univ of Michigan
CP Notes Series L1		3.00%		07/24/25	7,935,000	7,935,000
Extendible CP Notes Series L2	(b)	3.06%	07/24/25	03/20/26	5,000,000	5,000,000
General RB Series 2009B		3.01%		08/19/25	20,000,000	20,000,000
						66,285,000
MINNESOTA 1.1%
Burnsville
M/F Housing Refunding RB (Bridgeway Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.00%		07/07/25	1,750,000	1,750,000
Eden Prairie
M/F Housing Refunding RB (Eden Glen Apts) Series 2016A (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.21%		07/07/25	1,560,000	1,560,000
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	1.95%		07/07/25	14,805,000	14,805,000
Mayo Clinic
Health Care Facilities RB (Mayo Clinic) Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	1,435,000	1,435,000
Minneapolis
Student Residence RB Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.17%		07/07/25	4,300,000	4,300,000
Rochester
Health Care Facilities RB (Mayo Clinic) Series 2008A	(d)	1.75%		07/07/25	7,420,000	7,420,000
Health Care Facilities RB (Mayo Clinic) Series 2014		2.97%		10/02/25	8,000,000	8,000,000
St. Louis Park
M/F Housing RB (Shoreham Project) Series 2015B (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.21%		07/07/25	1,100,000	1,100,000
						40,370,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MISSISSIPPI 1.1%
Mississippi Business Finance Corp
Gulf Opportunity Zone IDRB (Chevron) Series 2010A	(d)	1.90%		07/07/25	10,465,000	10,465,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011D	(d)	3.90%		07/01/25	3,175,000	3,175,000
Gulf Opportunity Zone IDRB (Chevron) Series 2011E	(d)	4.05%		07/01/25	3,290,000	3,290,000
IDRB (Chevron) Series 2007A	(d)	4.05%		07/01/25	15,300,000	15,300,000
Mississippi Home Corp
S/F Mortgage RB Series 2023C (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	5,200,000	5,200,000
						37,430,000
MISSOURI 0.9%
Missouri Health & Educational Facilities Auth
CP (BJC Health System) Series D		2.96%		11/05/25	24,000,000	24,000,000
Health Facilities RB (BJC Health System) Series 2021A		4.00%		07/01/25	250,000	250,000
Health Facilities RB (Mercy Health) Series 2020 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	3,440,000	3,440,000
St Louis County
Special Obligation RB (Convention Center) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,545,000	1,545,000
St. Louis IDA
Health Care Facilities RB (Mid-America Transplant) Series 2013 (LOC: BMO BANK NA)	(d)	4.03%		07/01/25	3,800,000	3,800,000
						33,035,000
NEBRASKA 0.3%
Central Plains Energy
Gas RB Series 2022-1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	655,000	655,000
Nebraska Investment Finance Auth
S/F Housing RB Series 2024E (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,000,000	2,000,000
S/F Housing RB Series 2025C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	4,610,000	4,610,000
Washington Cnty
IDRB (Cargill) Series 2010B	(d)	1.95%		07/07/25	3,500,000	3,500,000
						10,765,000
NEVADA 0.0%
Clark Cnty
Airport System Sub Lien RB Series 2008D2B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.05%		07/07/25	1,000,000	1,000,000
NEW HAMPSHIRE 0.0%
National Fin Auth Novant Health
Health Care Facilities RB (Novant Health) Series 2024B (LOC: TRUIST BANK)	(d)	4.05%		07/01/25	600,000	600,000
NEW JERSEY 1.9%
Berkeley Township
BAN 2024B		4.00%		08/25/25	4,000,000	4,005,669
Brick Township
BAN 2025		3.75%		03/17/26	10,000,000	10,067,667
Carteret
BAN 2025		3.50%		05/28/26	8,000,000	8,031,645
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gloucester Cnty Improvement Auth
Loan RB (Rowan Univ) Series 2024 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	800,000	800,000
Lacey Township
BAN 2025A		3.75%		05/05/26	3,722,000	3,735,669
Monroe Township
BAN		3.50%		05/29/26	9,100,000	9,139,342
Teaneck Township
BAN 2024B		3.50%		12/16/25	4,500,000	4,511,049
Tenafly
BAN		3.50%		05/21/26	10,000,000	10,034,353
Union Cnty
BAN Series 2025		4.00%		06/12/26	7,490,000	7,565,190
Woodbridge
BAN		4.00%		10/10/25	8,175,000	8,197,842
						66,088,426
NEW YORK 11.9%
Arlington CSD
BAN 2025		3.75%		06/26/26	10,000,000	10,062,137
Brewster CSD
BAN 2025		4.00%		02/13/26	6,000,000	6,046,121
Colonie
BAN 2025B		3.70%		05/08/26	11,470,580	11,503,615
Cornwall CSD
BAN 2025		4.50%		06/17/26	5,000,000	5,067,652
Fairport CSD
GO BAN 2024		4.50%		07/17/25	25,000,000	25,009,512
Glen Cove SD
BAN 2025		3.50%		06/25/26	6,615,000	6,648,442
Katonah-Lewisboro UFSD
BAN 2025		3.50%		06/03/26	13,000,000	13,064,095
Kingston
BAN Series 2024D		4.25%		08/13/25	11,114,452	11,124,953
Lancaster CSD
Ban 2025		3.50%		06/05/26	11,000,000	11,054,556
Liverpool CSD
BAN 2025		3.75%		06/26/26	14,385,000	14,474,384
Manhasset UFSD
BAN 2024		4.00%		08/29/25	3,800,000	3,805,239
Metropolitan Transportation Auth
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(d)	4.05%		07/01/25	1,770,000	1,770,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF AMERICA NA)	(d)	4.05%		07/01/25	6,800,000	6,800,000
New York City
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(d)	4.00%		07/01/25	2,700,000	2,700,000
GO Bonds Fiscal 2016 Series C		5.00%		08/01/25	110,000	110,153
GO Bonds Fiscal 2017 Series A1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	4.00%		07/01/25	6,200,000	6,200,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	3,000,000	3,000,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(d)	3.95%		07/01/25	2,120,000	2,120,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2025 Series F		5.00%		08/01/25	6,000,000	6,011,299
GO Bonds Fiscal 2025 Series G1 (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	4.00%		07/01/25	5,830,000	5,830,000
GO Bonds Fiscal 2025 Series G1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	2,700,000	2,700,000
GO Bonds Fiscal 2025 Series G2 (LIQ: BANK OF AMERICA NA)	(d)	4.05%		07/01/25	4,250,000	4,250,000
New York City Housing Development Corp
M/F Housing RB Series 2024 A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	3,195,000	3,195,000
M/F Housing RB Series 2025E		3.30%		12/22/25	7,000,000	7,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	3,750,000	3,750,000
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	6,250,000	6,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB1 (LIQ: BANK OF AMERICA NA)	(d)	4.05%		07/01/25	780,000	780,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	2,200,000	2,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,300,000	1,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.95%		07/07/25	6,595,000	6,595,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	500,000	500,000
Water & Sewer System RB Fiscal 2011 Series DD1 (LIQ: TD BANK NA)	(d)	3.95%		07/01/25	6,310,000	6,310,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.90%		07/01/25	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(d)	4.00%		07/01/25	2,865,000	2,865,000
Future Tax Secured Sub Bonds Fiscal 2023 Series A2 (LIQ: UBS AG)	(d)	3.95%		07/01/25	9,045,000	9,045,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	2,905,000	2,905,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	7,490,000	7,490,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	1.97%		07/07/25	2,360,000	2,360,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 & C1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	2,800,000	2,800,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	7,585,000	7,585,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,500,000	1,500,000
RB (New York Univ) Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	4,000,000	4,000,000
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	5,335,000	5,335,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	1,730,000	1,730,000
State Personal Income Tax RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,500,000	2,500,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	2.40%		07/07/25	800,000	800,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	2.00%		07/07/25	36,800,000	36,800,000
New York State Power Auth
CP Series 1		2.85%		07/08/25	5,000,000	5,000,000
New York State Power Auth Green Transmission
RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.97%		07/07/25	3,750,000	3,750,000
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	7,635,000	7,635,000
Niskayuna CSD
BAN 2025		3.50%		06/26/26	10,000,000	10,043,003
North Syracuse CSD
GO BAN 2024		4.25%		08/01/25	15,000,000	15,011,088
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(d)	1.97%		07/07/25	26,300,000	26,300,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(d)	1.97%		07/07/25	6,000,000	6,000,000
Penfield Central SD
BAN 2025		3.50%		06/25/26	5,000,000	5,019,524
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.12%		07/07/25	2,785,000	2,785,000
Riverhead
BAN 2025A		3.50%		02/20/26	5,250,000	5,272,584
Suffolk Cnty
TAN 2025		4.00%		07/25/25	10,000,000	10,007,465
Tonawanda
BAN 2024		4.00%		08/22/25	7,000,000	7,010,072
Triborough Bridge & Tunnel Auth
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(d)	4.05%		07/01/25	1,650,000	1,650,000
Payroll Mobility Tax Sr Lien Bond Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	4,000,000	4,000,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	1,050,000	1,050,000
Sales Tax RB Series 2023A & 2022A & 2024A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	565,000	565,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	4,000,000	4,000,000
Ulster Cnty
BAN 2024		3.75%		11/14/25	8,000,000	8,017,766
Wappingers CSD
BAN 2024		4.25%		08/08/25	4,000,000	4,003,869
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.95%		07/07/25	2,200,000	2,200,000
West Genesee CSD
BAN 2025A		3.75%		06/25/26	5,000,000	5,031,917
						420,284,446
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OHIO 2.7%
Akron, Bath & Copley Jt Township Hospital District
Hospital RB (Summa Health) Series 2017A (LOC: BMO BANK NA)	(d)	2.35%		07/07/25	1,500,000	1,500,000
Hospital RB (Summa Health) Series 2017B (LOC: BMO BANK NA)	(d)	2.35%		07/07/25	585,000	585,000
RB (Concordia Lutheran Obligated Group) Series 2013A (LOC: TRUIST BANK)	(d)	1.98%		07/07/25	5,000,000	5,000,000
RB (Concordia Lutheran Obligated Group) Series 2018B (LOC: TRUIST BANK)	(d)	1.98%		07/07/25	7,075,000	7,075,000
Allen Cnty
Hospital Facilities RB (Bon Secours Mercy Health Inc) Series 2025E (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	8,650,000	8,650,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2010D (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	2,460,000	2,460,000
Hospital Facilities RB (Bon Secours Mercy Health) Series 2025C (LOC: PNC BANK NA)	(d)	1.80%		07/07/25	5,000,000	5,000,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	7,730,000	7,730,000
Hamilton Cnty
Hospital Facilities RB (TriHealth) Series 2017A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	2,000,000	2,000,000
Ohio
Hospital RB (University Hospitals Health System) Series 2012A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.96%		07/07/25	2,100,000	2,100,000
Hospital RB (University Hospitals Health System) Series 2023C (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.96%		07/07/25	4,000,000	4,000,000
Ohio HFA
Residential Mortgage RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,010,000	2,010,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2008B5		2.86%		07/01/25	2,000,000	2,000,000
Hospital RB (Cleveland Clinic Health System) Series 2008B6		3.40%		07/15/25	5,350,000	5,350,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NATIONAL ASSOCIATION)	(b)	3.75%		02/02/26	3,375,000	3,375,000
Wisconsin Public Finance Auth
Hospital Facilities Refunding RB (Kettering Health) Series 2012 (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.15%		07/01/25	35,000,000	35,000,000
						93,835,000
OKLAHOMA 0.5%
Oklahoma Turnpike Auth
2nd Sr RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	2,000,000	2,000,000
2nd Sr RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	4,000,000	4,000,000
2nd Sr RB Series 2025A (LIQ: UBS AG)	(a)(b)(c)	4.00%		07/01/25	6,670,000	6,670,000
Oklahoma Water Utilities Trust
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.12%		07/17/25	6,000,000	6,000,000
						18,670,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OREGON 1.1%
Clackamas Cnty SD #62
GO Refunding Bonds Series 2018B (GTY: OREGON (STATE OF)) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	3,910,000	3,910,000
Oregon
GO Refunding Bonds Series 2015A		5.00%		08/01/25	175,000	175,189
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.42%		07/10/25	15,632,000	15,632,000
Highway Tax 2nd Sub Lien CP Series A2 (LOC: BANK OF MONTREAL)		3.00%		08/07/25	6,000,000	6,000,000
Oregon Dept of Transportation
Highway Tax 2nd Sub Lien CP Notes Series A1 (LOC: WELLS FARGO BANK NA)		3.00%		08/07/25	10,000,000	10,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: US BANK NATIONAL ASSOCIATION)	(d)	2.35%		07/07/25	3,105,000	3,105,000
						38,822,189
PENNSYLVANIA 4.4%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.12%		07/07/25	3,675,000	3,675,000
Allegheny Cnty Hospital Development Auth
RB (Concordia Lutheran Obligated Group) Series 2016A (LOC: TRUIST BANK)	(d)	1.98%		07/07/25	3,630,000	3,630,000
Beaver Cnty IDA
RB Series (Concordia Lutheran) 2018A (LOC: TRUIST BANK)	(d)	1.98%		07/07/25	6,370,000	6,370,000
Butler Cnty Hospital Auth
RB (Concordia Lutheran) Series 2012A (LOC: TRUIST BANK)	(d)	1.98%		07/07/25	10,050,000	10,050,000
Butler Cnty Industrial Development Auth
RB (Concordia Lutheran Ministries) Series 2004A (LOC: TRUIST BANK)	(d)	1.98%		07/07/25	2,755,000	2,755,000
Chester Cnty Health & Ed
RB (Tel Hai Retirement Community) Series 2009 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.02%		07/07/25	5,330,000	5,330,000
RB (Tel Hai Retirement Community) Series 2020 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.02%		07/07/25	2,910,000	2,910,000
Delaware Valley Regional Finance Auth
Local Gov’t RB Series 2020D (LOC: TD BANK NA)	(d)	2.00%		07/07/25	4,125,000	4,125,000
Kaiser Permanente
Health System RB (Geisinger) Series 2020A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,930,000	2,930,000
Lancaster Industrial Development Auth
RB (The Mennonite Home) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.12%		07/07/25	14,855,000	14,855,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2012B (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.13%		07/01/25	29,145,000	29,145,000
Hospital RB (Lehigh Valley Health Network) Series 2019A (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	5,705,000	5,705,000
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(d)	2.10%		07/07/25	630,000	630,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Forge Gate Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(d)	1.95%		07/07/25	3,625,000	3,625,000
Northampton Cnty General Purpose Auth
Hospital RB (St Luke’s Univ Health) Series 2024B (LOC: TD BANK NA)	(d)	3.95%		07/01/25	5,000,000	5,000,000
Pennsylvania HFA
S/F Mortgage RB Series 2023-142A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	1,600,000	1,600,000
S/F Mortgage RB Series 2023-142A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,880,000	1,880,000
S/F Mortgage RB Series 2023-143A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	3,600,000	3,600,000
S/F Mortgage RB Series 2023-143A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	8,120,000	8,120,000
S/F Mortgage RB Series 2024-144A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	4,270,000	4,270,000
S/F Mortgage RB Series 2024-145A (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	1,000,000	1,000,000
S/F Mortgage RB Series 2024-146A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,505,000	2,505,000
S/F Mortgage RB Series 2024-147A (LIQ: UBS AG)	(a)(b)(c)	4.00%		07/01/25	2,670,000	2,670,000
S/F Mortgage RB Series 2025-148A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	4,380,000	4,380,000
Pennsylvania State Univ
RB Series 2025A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	3,600,000	3,600,000
Philadelphia
CP Series B (LOC: ROYAL BANK OF CANADA)		3.00%		08/12/25	16,470,000	16,470,000
Philadelphia Water & Wastewater
Water & Wastewater CP Series C (LOC: TD BANK NA)		3.03%		10/16/25	5,000,000	5,000,000
						155,830,000
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 85A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,505,000	2,505,000
SOUTH CAROLINA 1.2%
Patriots Energy Group Financing Agency
Gas Supply RB Series 2023A1 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	12,000,000	12,000,000
Gas Supply RB Series 2023B1	(a)(b)(c)	1.95%		07/07/25	5,295,000	5,295,000
Gas Supply RB Series 2023B1&B2	(a)(b)(c)	1.95%		07/07/25	6,665,000	6,665,000
South Caorlina Public Service Auth
Sub Revenue CP Series A (LOC: BARCLAYS BANK PLC)		3.00%		10/02/25	4,382,000	4,382,000
South Carolina Housing Finance & Development Auth
M/F Housing RB (Broad River Village Apts) Series 2020 (LOC: FEDERAL HOME LOAN BANKS)	(d)	1.92%		07/07/25	8,950,000	8,950,000
South Carolina Jobs Economic Development Auth
1st Lien Economic Development RB (Port Royal Village Apts) Series 2021A (LOC: FEDERAL HOME LOAN BANKS)	(d)	1.92%		07/07/25	2,070,000	2,070,000
South Carolina Public Service Auth
Refunding RB Series 2024B & 2025A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	2,830,000	2,830,000
						42,192,000
TENNESSEE 2.0%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: TRUIST BANK)	(d)	2.15%	07/02/25	07/07/25	1,960,000	1,960,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Chattanooga Health, Educational & Housing Facility Board
RB (CommonSpirit Health) Series 2019A2 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	1,970,000	1,970,000
Clarksville Public Building Auth
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	(a)(d)	2.10%		07/07/25	470,000	470,000
Greeneville Health & Educational Facilities Board
Hospital RB (Ballad Health) Series 2018A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.96%		07/07/25	7,000,000	7,000,000
Johnson City Health & Educational Facilities Board
Hospital Refunding RB (Ballad Health) Series 2022B (LOC: TRUIST BANK)	(d)	1.85%		07/07/25	24,735,000	24,735,000
Memphis
GO CP Series A (LIQ: TD BANK NA)		3.00%		09/03/25	5,000,000	5,000,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2022A (LIQ: CITIBANK NA)	(a)(b)(c)	1.95%		07/07/25	14,000,000	14,000,000
GO CP Series 2024 (LIQ: TD BANK NA)		3.02%		09/23/25	5,000,000	5,000,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
Educational Facilities RB (Belmont Univ) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	3,100,000	3,100,000
Tennessee Energy Acquisition Corp
Commodity Project RB Series 2021A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	3,610,000	3,610,000
Tennessee Housing Development Agency
Residential Finance Bonds Series 2016-2B		2.15%		07/01/25	115,000	115,000
Residential Finance Program Bonds Series 2025-1A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	3,600,000	3,600,000
						70,560,000
TEXAS 21.2%
Anahuac ISD
ULT Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/15/26	170,000	169,271
Argyle ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	150,000	150,350
Arlington Higher Education Finance Corp
Education RB (Great Hearts America) Series 2021A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/25	250,000	250,223
Education RB (KIPP Austin Public Schools) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	100,000	100,158
Education RB (Riverwalk Education Foundation) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	9,225,000	9,225,000
Education RB (Trinity Basin Preparatory Inc) Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	125,000	125,267
Education Refunding RB (Harmony Public Schools) Series 2021C (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/26	205,000	205,517
Austin ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	1.97%		07/07/25	4,010,000	4,010,000
Bastrop ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	4,800,000	4,800,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Big Spring ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	100,000	100,230
Brownsville
Utilities System CP Series A (LOC: PNC BANK NA)		2.83%		07/02/25	18,000,000	18,000,000
Canutillo ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	2,000,000	2,000,000
Chapel Hill ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	3,600,000	3,600,000
Clifton Higher Ed Finance Corp
Education RB (International Leadership of Texas) Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/25	150,000	150,134
Education Refunding RB (IDEA Public Schools) Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	365,000	365,764
Conroe ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.04%	07/03/25	07/17/25	5,225,000	5,225,000
Crowley ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	2,000,000	2,000,000
ULT GO Refunding Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	3,335,000	3,335,000
Cypress-Fairbanks ISD
ULT GO Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	130,000	131,583
Dallas
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		3.02%		08/04/25	5,000,000	5,000,000
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.95%		09/03/25	2,000,000	2,000,000
Waterworks & Sewer CP Notes Series F1 (LIQ: JPMORGAN CHASE BANK NA)		2.97%		09/04/25	5,800,000	5,800,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		3.20%		10/09/25	6,150,000	6,150,000
Sr Sub Lien Sales Tax Revenue CP Series I		3.05%		12/04/25	8,800,000	8,800,000
Sr Sub Lien Sales Tax Revenue CP Series III	(b)	3.20%	07/24/25	01/23/26	15,200,000	15,200,000
Dallas ISD
ULT GO Refunding Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	3,750,000	3,750,000
Denton ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	135,000	135,279
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	150,000	150,296
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	400,000	400,000
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,400,000	2,400,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Desoto ISD
ULT Refunding Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)	(e)	3.52%		08/15/25	480,000	477,905
Dumas ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/01/25	575,000	575,372
Eanes ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	150,000	150,199
Ennis ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	110,000	110,252
Fort Bend ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	125,000	125,254
ULT GO Refunding Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	170,000	170,362
ULT GO Refunding Bonds Series 2022A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	100,000	100,222
Frenship ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	1.97%		07/07/25	5,935,000	5,935,000
Frisco ISD
ULT GO Refunding Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	550,000	551,131
Georgetown ISD
ULT GO Refunding Bonds Series 2017A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	120,000	120,245
Harris Cnty
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.90%		07/16/25	1,840,000	1,840,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.00%		07/16/25	4,000,000	4,000,000
GO CP Series C (LOC: SUMITOMO MITSUI BANKING CORPORATION)		3.25%		07/16/25	6,260,000	6,260,000
Toll Road System 1st Lien CP Series K2 (LOC: BARCLAYS BANK PLC)		3.24%		07/17/25	5,000,000	5,000,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2022A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	2.07%		07/07/25	2,665,000	2,665,000
Hospital RB (Texas Children’s Hospital) Series 2021D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%	07/03/25	07/07/25	8,220,000	8,220,000
Refunding RB (Methodist Hospital) Series 2009C1		3.97%		07/01/25	54,000,000	54,000,000
Refunding RB (Methodist Hospital) Series 2009C2		3.97%		07/01/25	21,000,000	21,000,000
Harris Cnty Toll Road Auth
1st Lien Refunding RB Series 2021 (LIQ: UBS AG)	(a)(b)(c)	4.00%		07/01/25	8,760,000	8,760,000
1st Lien Revenue CP Series K (LIQ: TRUIST BANK)		3.05%		08/14/25	6,333,000	6,333,000
Houston Combined Utility System
Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	12,500,000	12,500,000
Lamar Consolidated ISD
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	5,250,000	5,250,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Laredo ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	370,000	370,524
Lewisville ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	115,000	115,236
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	150,000	150,305
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2023 (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	6,265,000	6,265,000
Lower Neches Valley Auth Industrial Development Corp
Exempt Facilities Refunding RB (ExxonMobil) Series 2001A	(d)	4.10%		07/01/25	855,000	855,000
Mercedes ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	100,000	100,164
Midlothian ISD
ULT GO Bonds Series 2020 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	1.95%	07/03/25	07/07/25	2,930,000	2,930,000
Nederland ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	120,000	120,248
North East ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	125,000	125,200
North Texas Municipal Water District
Water System RB Extendable CP	(b)	3.17%	07/24/25	01/27/26	20,000,000	20,000,000
Northside ISD
ULT GO Bonds Series 2018 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/01/25	200,000	200,280
ULT GO Refunding Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	180,000	180,356
Northwest ISD
ULT GO Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	1.95%	07/03/25	07/07/25	1,780,000	1,780,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Ave Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	1.95%		07/07/25	12,185,000	12,185,000
Plains ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	575,000	576,276
Port of Port Arthur Navigation District
Exempt Facilities RB (Total USA) Series 2011	(d)	1.94%		07/07/25	31,315,000	31,315,000
Exempt Facilities RB (Total USA) Series 2012A	(d)	1.94%		07/07/25	10,000,000	10,000,000
Exempt Facilities RB (Total USA) Series 2012B	(d)	1.94%		07/07/25	4,000,000	4,000,000
Red Oak ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	3,380,000	3,380,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Antonio
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		3.02%		07/01/25	10,000,000	10,000,000
Water System CP Series A1 (LIQ: JPMORGAN CHASE BANK NA)		2.95%		10/15/25	20,000,000	20,000,000
Water System Jr Lien Refunding RB Series 2023A (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	1,600,000	1,600,000
San Antonio Electric & Gas
Electric & Gas System Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	1.95%		07/07/25	8,000,000	8,000,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(a)(b)(c)	3.93%		07/01/25	2,500,000	2,500,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	2,760,000	2,760,000
Electric & Gas Systems Refunding RB Series 2023A (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	3,325,000	3,325,000
Electric & Gas Systems Refunding RB Series 2024A (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,000,000	2,000,000
San Antonio Housing Finance Corp
M/F Housing Mortgage RB (Artisan) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(d)	1.95%		07/07/25	1,800,000	1,800,000
San Antonio Water System
Sub Lien Refunding RB Series 2024A (LIQ: TRUIST BANK)	(d)	3.95%		07/01/25	5,050,000	5,050,000
Sinton ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		08/15/25	165,000	164,951
Southwest ISD
ULT GO Refunding Bonds Series 2021 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/01/26	100,000	99,004
Spring ISD
ULT GO Bonds Series 2019 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	375,000	375,758
Sweetwater ISD
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		08/15/25	650,000	651,512
ULT GO Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/26	150,000	151,785
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,260,000	2,260,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,000,000	2,000,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	4,000,000	4,000,000
Hospital RB (Baylor Scott & White Health) Series 2022D (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,745,000	2,745,000
RB (Christus Health) Series 2018B (LOC: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	3,425,000	3,425,000
RB (Christus Health) Series 2022A, 2018B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	1,500,000	1,500,000
Refunding RB (Christus Health) Series 2008C2 (LOC: BANK OF NEW YORK MELLON/THE)	(d)	2.00%		07/07/25	700,000	700,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas
GO Bonds Series 2010C (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.10%		07/07/25	3,050,000	3,050,000
GO Bonds Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.10%		07/07/25	5,670,000	5,670,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	(d)	1.80%		07/07/25	3,885,000	3,885,000
GO Bonds Series 2015D		2.50%		05/15/26	200,000	198,800
Veterans Bonds Series 2012B (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.10%		07/07/25	9,165,000	9,165,000
Veterans Bonds Series 2014A (LIQ: STATE STREET BANK AND TRUST COMPANY)	(d)	2.10%		07/07/25	5,855,000	5,855,000
Veterans Bonds Series 2016 (LIQ: TD BANK NA)	(d)	2.05%		07/07/25	19,800,000	19,800,000
Veterans Bonds Series 2019 (LIQ: JPMORGAN CHASE BANK NA)	(d)	1.80%		07/07/25	3,310,000	3,310,000
Veterans Bonds Series 2021 (LIQ: FEDERAL HOME LOAN BANKS)	(d)	2.15%		07/07/25	7,985,000	7,985,000
Veterans Bonds Series 2022 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(d)	2.15%		07/07/25	9,000,000	9,000,000
Veterans Bonds Series 2025B (LIQ: FEDERAL HOME LOAN BANKS)	(d)	1.80%		07/07/25	15,000,000	15,000,000
Water Refunding GO Bonds Series 2023B		5.00%		08/01/25	150,000	150,236
Texas A&M Univ
CP Series A		3.22%		07/15/25	10,000,000	10,000,000
CP Series A		3.22%		07/22/25	10,000,000	10,000,000
CP Series B		3.00%		08/06/25	17,671,000	17,671,000
CP Series B		3.17%		09/18/25	15,195,000	15,195,000
Texas Municipal Gas Acquisition & Supply Corp IV
Gas Supply RB Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.97%		07/07/25	4,360,000	4,360,000
Texas Public Finance Auth
CP Series 2019A		3.05%		08/07/25	5,000,000	5,000,000
Texas Transportation Commission
State Highway Fund 1st Tier RB Series 2016A		5.00%		10/01/25	3,765,000	3,783,576
Texas Water Dev Brd
State Water Implementation Fund RB Series 2022 (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	2,565,000	2,565,000
State Water Implementation Fund RB Series 2022 (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	1.95%		07/07/25	3,625,000	3,625,000
State Water Implementation Fund RB Series 2022 (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	5,000,000	5,000,000
State Water Implementation Fund RB Series 2024A (LIQ: UBS AG)	(a)(b)(c)	4.00%		07/01/25	4,305,000	4,305,000
State Water Implementation Fund RB Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,360,000	1,360,000
Texas Water Development Board Implementation Fund
State Water Implementation Fund RB Series 2020		5.00%		04/15/26	1,380,000	1,403,595
Tuloso-Midway ISD
ULT GO Refunding Bonds Series 2025 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	4,500,000	4,500,000
Univ of Texas
CP Notes Series A		2.88%		07/01/25	5,000,000	5,000,000
CP Notes Series A		2.84%		08/11/25	7,500,000	7,500,000
CP Notes Series A		2.90%		09/16/25	5,000,000	5,000,000
CP Notes Series A		2.98%		11/03/25	10,000,000	10,000,000
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CP Notes Series A		3.02%		11/20/25	8,000,000	8,000,000
Revenue Financing Bonds Series 2016E		5.00%		08/15/25	275,000	275,552
Revenue Financing Bonds Series 2024A		5.00%		08/15/25	770,000	771,551
Revenue Financing CP Series A		2.88%		07/02/25	14,204,000	14,204,000
Revenue Financing CP Series A		2.88%		07/08/25	10,000,000	10,000,000
Revenue Financing CP Series A		3.54%		07/10/25	12,500,000	12,500,000
Revenue Financing CP Series A		2.93%		09/03/25	12,200,000	12,200,000
Revenue Financing CP Series A		2.97%		09/30/25	7,000,000	7,000,000
Revenue Financing CP Series A		3.00%		09/30/25	8,000,000	8,000,000
Revenue Financing CP Series A		3.04%		09/30/25	5,000,000	5,000,000
Revenue Financing CP Series A		3.05%		09/30/25	3,100,000	3,100,000
Revenue Financing CP Series A		3.50%		09/30/25	5,000,000	5,000,000
Revenue Financing CP Series A		3.05%		10/01/25	10,000,000	10,000,000
Revenue Financing CP Series A		3.00%		10/02/25	7,000,000	7,000,000
Revenue Financing CP Series A		3.00%		11/06/25	10,000,000	10,000,000
Revenue Financing CP Series C1		3.05%		07/23/25	3,286,000	3,286,000
Univ Fund Bonds Series 2022A		5.00%		07/01/25	125,000	125,000
Waller ISD
ULT GO Bonds Series 2023A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	3,405,000	3,405,000
Waxahachie ISD
ULT GO Bonds Series 2023 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	3,125,000	3,125,000
Wimberley Texas ISD
ULT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		08/15/25	135,000	135,120
Wylie ISD
ULT GO Bonds Series 2024 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	4,030,000	4,030,000
Ysleta ISD
ULT GO Bonds Series 2022 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	6,335,000	6,335,000
						750,459,043
UTAH 0.0%
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	(d)	1.95%		07/07/25	820,000	820,000
VIRGINIA 1.8%
Albemarle Cnty Economic Development Auth
Hospital Facilities Refunding RB (Sentara Health) Series 2018A (LIQ: TD BANK NA)	(d)	2.00%		07/07/25	900,000	900,000
Hospital Facilities Refunding RB (Sentara Martha Jefferson) Series 2018B (LIQ: TD BANK NA)	(d)	3.95%		07/01/25	7,915,000	7,915,000
Fairfax Cnty IDA
Helath Care RB (Inova Health) Series 2014A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	1.98%		07/07/25	29,850,000	29,850,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hampton Roads Transportation Accountability Commission
Sr Lien RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	1.95%		07/07/25	5,500,000	5,500,000
Sr Lien RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(a)(b)(c)	4.05%		07/01/25	5,000,000	5,000,000
Lynchburg Economic Development Auth
Hospital Refunding RB (Centra Health) Series 2017B (LOC: TRUIST BANK)	(d)	3.90%		07/01/25	900,000	900,000
Norfolk Economic Development Auth
Health Care Facilities Refunding RB (Sentara Healthcare) Series 2012B (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.96%		07/07/25	4,000,000	4,000,000
Hospital Facilities RB (Sentara Health) Series 2016A	(d)	2.00%		07/07/25	1,750,000	1,750,000
Virginia Commonwealth Univ Health System Auth
Refunding RB Series 2024B (LOC: TD BANK NA)	(d)	3.95%		07/01/25	500,000	500,000
Williamsburg Economic Development Auth
Housing RB (Provident Group Williamsburg Properties) Series 2023A (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	5,800,000	5,800,000
						62,115,000
WASHINGTON 3.0%
Auburn SD #408
ULT GO Refunding Bonds Series 2020 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	1,020,000	1,028,269
Deer Park Consolidated SD #414-200-61
ULT GO Refunding Bonds Series 2012 (GTY: WASHINGTON (STATE OF))		2.00%		12/15/25	300,000	298,198
King Cnty Sewer System
LT GO CP Series A		2.99%		09/08/25	19,000,000	19,000,000
Northshore SD #417
ULT GO Bonds Series 2015 (GTY: WASHINGTON (STATE OF))		3.00%		12/01/25	1,000,000	998,725
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: ROYAL BANK OF CANADA)	(d)	1.97%		07/07/25	1,560,000	1,560,000
Snoqualmie Valley SD #410
ULT GO Refunding Bonds Series 2025 (GTY: WASHINGTON (STATE OF))		5.00%		12/01/25	1,430,000	1,441,710
Washington
COP Series 20216A		5.00%		07/01/25	330,000	330,000
COP Series 2022C		5.00%		01/01/26	100,000	100,969
GO Bonds Series 2016A1		5.00%		08/01/25	1,915,000	1,917,799
GO Bonds Series 2018A		5.00%		08/01/25	3,115,000	3,119,552
GO Bonds Series 2024A (LIQ: WELLS FARGO BANK NA)	(a)(b)(c)	1.95%		07/07/25	1,665,000	1,665,000
GO Bonds Series 2024C (LIQ: BANK OF AMERICA NA)	(a)(b)(c)	1.95%		07/07/25	1,250,000	1,250,000
GO Bonds Series 2025C (LIQ: DEUTSCHE BANK AG)	(a)(b)(c)	1.97%		07/07/25	7,000,000	7,000,000
GO Refunding Bonds R2025B		5.00%		07/01/25	9,300,000	9,300,000
GO Refunding Bonds Series R2016B		5.00%		07/01/25	250,000	250,000
Go Refunding Bonds Series R2017A		5.00%		08/01/25	100,000	100,108
GO Refunding Bonds Series R2018C		5.00%		08/01/25	8,400,000	8,412,291
GO Refunding Bonds Series R2018D		5.00%		08/01/25	100,000	100,147
GO Refunding Bonds Series R2020C		5.00%		07/01/25	280,000	280,000
GO Refunding Bonds Series R2022C		5.00%		07/01/25	5,205,000	5,205,000
Motor Vehicle Fuel Tax GO Bonds Series 2007E	(e)	3.03%		12/01/25	130,000	128,365
Motor Vehicle Fuel Tax GO Bonds Series 2016B		5.00%		08/01/25	290,000	290,430
Motor Vehicle Fuel Tax GO Bonds Series 2025D		5.00%		06/01/26	1,300,000	1,324,080
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Motor Vehicle Fuel Tax GO Bonds Series 2025D (LIQ: MORGAN STANLEY BANK NA)	(a)(b)(c)	2.04%	07/03/25	07/10/25	8,965,000	8,965,000
Motor Vehicle Fuel Tax Go Refunding Bonds Series R2020D		5.00%		07/01/25	250,000	250,000
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D		5.00%		07/01/25	2,105,000	2,105,000
Motor Vehicle Fule Tax GO Refunding Bonds Series R2023B		5.00%		07/01/25	600,000	600,000
Washington Health Care Facilities Auth
Health Care Facilities RB (Fred Hutchinson Cancer Ctr) Series 2020 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)(c)	1.96%		07/07/25	5,510,000	5,510,000
Washington State Housing Finance Commission
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	(d)	2.80%		07/07/25	23,300,000	23,300,000
						105,830,643
WISCONSIN 1.3%
Appleton
Recovery Zone Facility Bonds (Foremost Farms) Series 2010 (LOC: BMO BANK NA)	(d)	2.03%		07/07/25	5,000,000	5,000,000
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018B4 (LIQ: JP MORGAN SECURITIES LLC)	(a)(b)(c)	4.05%		07/01/25	8,765,000	8,765,000
RB (Bellin Memorial Hospital) Series 2022B (LOC: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	1,450,000	1,450,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2024C (LIQ: ROYAL BANK OF CANADA)	(a)(b)(c)	1.95%		07/07/25	1,500,000	1,500,000
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023B (LOC: TD BANK NA)	(d)	4.00%		07/01/25	4,525,000	4,525,000
Hospital RB (Lee Health System) Series 2024A (LOC: BANK OF AMERICA NA)	(a)(b)(c)	4.15%		07/01/25	25,000,000	25,000,000
						46,240,000
MULTIPLE STATES 6.1%
Nuveen AMT-Free Municipal Credit Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: JPMORGAN CHASE BANK NA)	(a)(d)	1.99%		07/07/25	55,300,000	55,300,000
Variable Rate Demand Preferred Shares Series 4 (LOC: SOCIETE GENERALE SA)	(a)(d)	1.98%		07/07/25	7,000,000	7,000,000
Variable Rate Demand Preferred Shares Series 5 (LOC: SOCIETE GENERALE SA)	(a)(d)	1.97%		07/07/25	51,800,000	51,800,000
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(d)	2.01%		07/07/25	35,700,000	35,700,000
Variable Rate Demand Preferred Shares Series A (LOC: BANK OF AMERICA NA)	(a)(d)	1.99%		07/07/25	12,400,000	12,400,000
Variable Rate Demand Preferred Shares Series C (LOC: SOCIETE GENERALE SA)	(a)(d)	1.98%		07/07/25	55,500,000	55,500,000
						217,700,000
Total Municipal Securities (Cost $3,542,926,836)						3,542,926,836
Total Investments in Securities (Cost $3,542,926,836)						3,542,926,836

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,479,280,000 or 41.8% of net assets.

(b)	Variable rate security; rate shown is effective rate at period end.
(c)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.

BAN —	Bond anticipation note
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$3,542,926,836
Cash		30,310
Receivables:
Investments sold		114,682,719
Interest		19,646,893
Fund shares sold		15,101,911
Prepaid expenses	+	159,920
Total assets		3,692,548,589

Liabilities
Payables:
Fund shares redeemed		147,104,389
Distributions to shareholders		1,963,143
Investment adviser and administrator fees		489,532
Investments bought		100,000
Shareholder service fees		25,161
Accrued expenses	+	46,952
Total liabilities		149,729,177
Net assets		$3,542,819,412

Net Assets by Source
Capital received from investors		$3,542,806,825
Total distributable earnings	+	12,587
Net assets		$3,542,819,412

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,230,475,565		1,230,282,792		$1.00
Ultra Shares	$2,312,343,847		2,311,925,970		$1.00

See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$50,080,430

Expenses
Investment adviser and administrator fees		3,385,624
Shareholder service fees:
Investor Shares		899,849
Registration fees		156,619
Portfolio accounting fees		64,471
Independent trustees’ fees		24,898
Professional fees		17,577
Custodian fees		17,267
Shareholder reports		4,106
Transfer agent fees		624
Other expenses	+	11,388
Total expenses		4,582,423
Expense reduction	–	296,017
Net expenses	–	4,286,406
Net investment income		45,794,024

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		12,587
Increase in net assets resulting from operations		$45,806,611
See financial notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$45,794,024	$101,466,836
Net realized gains	+	12,587	115,837
Increase in net assets from operations		$45,806,611	$101,582,673

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($14,849,706 )	($34,402,968 )
Ultra Shares	+	(30,944,318)	(67,156,131)
Total distributions		($45,794,024 )	($101,559,099 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		684,086,270	1,398,069,426
Ultra Shares	+	2,520,221,252	5,382,878,727
Total shares sold		3,204,307,522	6,780,948,153
Shares Reinvested
Investor Shares		11,056,324	25,402,526
Ultra Shares	+	20,687,718	45,304,477
Total shares reinvested		31,744,042	70,707,003
Shares Redeemed
Investor Shares		(699,035,139)	(1,264,143,852)
Ultra Shares	+	(2,993,136,377)	(4,729,037,699)
Total shares redeemed		(3,692,171,516)	(5,993,181,551)
Net transactions in fund shares		(456,119,952)	858,473,605

NET ASSETS
Beginning of period		$3,998,926,777	$3,140,429,598
Total increase (decrease)	+	(456,107,365)	858,497,179
End of period		$3,542,819,412	$3,998,926,777

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Municipal Money Fund	Schwab Prime Advantage Money Fund
Schwab AMT Tax-Free Money Fund	Schwab Retirement Government Money Fund
Schwab Government Money Fund	Schwab California Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab New York Municipal Money Fund
Schwab Treasury Obligations Money Fund
Each fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal money market securities from states and municipal agencies around the country and from U.S. territories and possessions.
The Schwab AMT Tax-Free Money Fund’s goal is to seek the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in money market securities from states and municipal agencies around the country and from U.S. territories and possessions.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2025, each of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Each of the funds comply with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) each fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Credit and Liquidity Enhancements:
A substantial portion of each funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	70%	67%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	- %	11%
(JPMorgan Chase Bank NA)
For additional information, please refer to each funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB MUNICIPAL MONEY FUND	SCHWAB AMT TAX-FREE MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended June 30, 2025, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Municipal Money Fund	$169,370,955	$199,292,195	$0
Schwab AMT Tax-Free Money Fund	22,722,012	3,708,992	0
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes, unaudited (continued)

 6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab Municipal Money Fund	$17,123,310,948
Schwab AMT Tax-Free Money Fund	3,542,926,836
As of December 31, 2024, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab Municipal Money Fund	$510,676,608	$635,579	$74,163
Schwab AMT Tax-Free Money Fund	101,458,179	80,025	20,895
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser and its affiliates practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustee’s also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser of the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those fund in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund | Semiannual Holdings and Financial Statements

MFR25720-23
00315737

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Municipal Money Funds

Schwab California Municipal
Money Fund
Schwab New York Municipal
Money Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
1

Schwab California Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.07%[3]	2.78%	2.58%	0.87%	0.03%	0.32%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%[4]	0.34%	0.34%	0.30%[5,6]	0.10%[6]	0.28%[6,7]
Total expenses	0.35%[4]	0.35%	0.35%	0.35%[5]	0.35%	0.46%
Net investment income (loss)	2.13%[4]	2.74%	2.53%	0.92%	0.01%	0.37%
Net assets, end of period (x 1,000,000)	$2,610	$2,605	$2,483	$2,604	$2,224	$3,405

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
2
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	(0.00)[3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Total distributions	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.14%[4]	2.93%	2.73%	0.99%	0.03%	0.01%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%[5]	0.19%	0.19%	0.19%[6,7]	0.09%[7]	0.16%[5,7]
Total expenses	0.20%[5]	0.20%	0.20%	0.20%[6]	0.20%	0.20%[5]
Net investment income (loss)	2.28%[5]	2.89%	2.68%	1.45%	0.01%	0.01%[5]
Net assets, end of period (x 1,000,000)	$6,469	$6,426	$5,562	$5,456	$778	$375

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
3

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 102.8% OF NET ASSETS
ARIZONA 0.1%
Maricopa Cnty IDA
Hospital Refunding RB (HonorHealth) Series 2024B (LOC: JPMORGAN CHASE BANK NA)	(a)	4.05%		07/01/25	8,305,000	8,305,000
CALIFORNIA 100.7%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.47%		07/07/25	53,350,000	53,350,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	0.87%		07/07/25	15,175,000	15,175,000
M/F Housing RB (Lakeside Village) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.40%		07/07/25	9,200,000	9,200,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	1.85%		07/07/25	1,530,000	1,530,000
Alameda Cnty IDA
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF MONTREAL)	(a)	2.00%		07/07/25	330,000	330,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.62%		07/07/25	5,500,000	5,500,000
Bay Area Toll Auth
Toll Bridge RB Series 2007B2 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.85%		07/07/25	63,125,000	63,125,000
Toll Bridge RB Series 2007G1 (LOC: BANK OF AMERICA NA)	(a)	0.65%		07/07/25	5,000,000	5,000,000
Toll Bridge RB Series 2008E1 (LOC: PNC BANK NA)	(a)	0.90%		07/07/25	50,000,000	50,000,000
Toll Bridge RB Series 2023A (LOC: BARCLAYS BANK PLC)	(a)	2.95%		07/01/25	9,955,000	9,955,000
Toll Bridge RB Series 2023B (LOC: BARCLAYS BANK PLC)	(a)	2.75%		07/01/25	10,695,000	10,695,000
Toll Bridge RB Series 2024A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	0.50%		07/07/25	81,200,000	81,200,000
Toll Bridge RB Series 2024B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.00%		07/07/25	22,890,000	22,890,000
Toll Bridge RB Series 2024C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	0.60%		07/07/25	54,400,000	54,400,000
Toll Bridge RB Series 2024D (LOC: TD BANK NA)	(a)	2.20%		07/01/25	151,305,000	151,305,000
Toll Bridge RB Series 2024E (LOC: BANK OF AMERICA NA)	(a)	2.95%		07/01/25	10,700,000	10,700,000
Toll Bridge RB Series 2024G (LOC: BANK OF AMERICA NA)	(a)	1.10%		07/07/25	3,800,000	3,800,000
Toll Bridge RB Series 2024H (LOC: BANK OF AMERICA NA)	(a)	2.95%		07/01/25	14,300,000	14,300,000
Toll Bridge RB Series 2024I (LOC: TD BANK NA)	(a)	2.60%		07/01/25	43,050,000	43,050,000
See financial notes
4
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackrock California Municipal Income Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	2.06%		07/07/25	74,700,000	74,700,000
Blackrock MuniHoldings California Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BARCLAYS BANK PLC)	(a)(b)	2.06%		07/07/25	231,500,000	231,500,000
California
GO Bonds		5.00%		10/01/25	450,000	451,683
GO Bonds (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.95%		07/01/25	11,870,000	11,870,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	57,725,000	57,725,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.93%		07/07/25	8,390,000	8,390,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.92%		07/07/25	2,625,000	2,625,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.02%	07/03/25	07/17/25	5,075,000	5,075,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.95%		07/07/25	2,665,000	2,665,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.92%		07/07/25	2,500,000	2,500,000
GO Bonds (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,375,000	2,375,000
GO Bonds Series 2003A1 (LOC: BARCLAYS BANK PLC)	(a)	1.65%		07/01/25	3,695,000	3,695,000
GO Bonds Series 2003C1 (LOC: TD BANK NA)	(a)	0.50%		07/07/25	42,480,000	42,480,000
GO Bonds Series 2004A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	1.60%		07/01/25	9,965,000	9,965,000
GO Bonds Series 2004A3 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	1.65%		07/01/25	5,750,000	5,750,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	0.90%		07/07/25	10,395,000	10,395,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.00%		07/07/25	15,800,000	15,800,000
GO Bonds Series 2005B1 (LOC: WELLS FARGO BANK NA)	(a)	0.90%		07/07/25	101,610,000	101,610,000
GO Bonds Series 2005B3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	0.75%		07/07/25	13,800,000	13,800,000
GO Bonds Series 2024A2 (LOC: BARCLAYS BANK PLC)	(a)	0.90%		07/07/25	18,800,000	18,800,000
GO Bonds Series 2024B1 (LOC: PNC BANK NA)	(a)	0.85%		07/07/25	70,000,000	70,000,000
GO Bonds Series 2024B2 (LOC: PNC BANK NA)	(a)	0.90%		07/07/25	62,000,000	62,000,000
GO Bonds Series 2024C1 (LOC: BANK OF AMERICA NA)	(a)	1.10%		07/07/25	5,000,000	5,000,000
GO Bonds Series 2024D (LOC: JPMORGAN CHASE BANK NA)	(a)	0.45%		07/07/25	72,475,000	72,475,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.65%		08/06/25	16,580,000	16,580,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.73%		08/19/25	4,540,000	4,540,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.73%		08/21/25	28,460,000	28,460,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.65%		08/27/25	13,475,000	13,475,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.90%		09/03/25	14,935,000	14,935,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		2.75%		09/18/25	50,000,000	50,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.62%		07/01/25	36,510,000	36,510,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		2.75%		08/14/25	15,285,000	15,285,000
GO CP Series A4 (LOC: TD BANK NA)		2.70%		08/06/25	6,785,000	6,785,000
GO CP Series A4 (LOC: TD BANK NA)		2.80%		08/26/25	23,985,000	23,985,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.75%		08/05/25	6,248,000	6,248,000
GO CP Series A5 (LOC: US BANK NATIONAL ASSOCIATION)		2.75%		09/03/25	11,819,000	11,819,000
GO CP Series A6 (LOC: BANK OF AMERICA NA)		2.87%		07/09/25	41,970,000	41,970,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
5

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GO CP Series A6 (LOC: BANK OF AMERICA NA)		2.85%		07/10/25	35,000,000	35,000,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.80%		08/06/25	21,012,000	21,012,000
GO CP Series A7 (LOC: STATE STREET BANK AND TRUST COMPANY)		2.80%		09/02/25	20,500,000	20,500,000
GO Refunding Bonds		5.00%		08/01/25	34,210,000	34,269,913
GO Refunding Bonds		4.00%		09/01/25	275,000	275,388
GO Refunding Bonds		5.00%		09/01/25	40,925,000	41,075,266
GO Refunding Bonds		5.00%		11/01/25	2,000,000	2,014,760
GO Refunding Bonds		5.00%		03/01/26	43,000,000	43,643,337
GO Refunding Bonds (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	29,625,000	29,625,000
GO Refunding Bonds (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.95%		07/07/25	1,705,000	1,705,000
Lease RB Series 2021B (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.94%		07/07/25	7,500,000	7,500,000
California Community Choice Financing Auth
Clean Energy RB Series 2021B1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%		07/07/25	9,920,000	9,920,000
Clean Energy RB Series 2023D (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%		07/07/25	2,000,000	2,000,000
Clean Energy RB Series 2023E1 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%		07/07/25	1,410,000	1,410,000
Clean Energy RB Series 2023F (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%		07/07/25	3,725,000	3,725,000
California Dept of Water Resources
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		3.05%		07/08/25	30,000,000	30,000,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.83%		07/17/25	3,467,000	3,467,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.79%		08/07/25	32,785,000	32,785,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.81%		08/07/25	13,613,000	13,613,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.77%		08/12/25	21,419,000	21,419,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		08/13/25	14,588,000	14,588,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		08/14/25	13,607,000	13,607,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		08/26/25	9,377,000	9,377,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.67%		09/02/25	20,640,000	20,640,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.70%		09/03/25	4,500,000	4,500,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		09/04/25	19,139,000	19,139,000
Water Revenue CP Series 5 (LIQ: JPMORGAN CHASE BANK NA)		2.75%		09/16/25	14,654,000	14,654,000
California Educational Facilities Auth
CP Notes (Stanford Univ) Series S1		2.70%		07/15/25	40,000,000	40,000,000
CP Notes (Stanford Univ) Series S3		2.83%		08/15/25	38,000,000	38,000,000
CP Notes (Stanford Univ) Series S4		2.70%		07/15/25	1,200,000	1,200,000
CP Notes (Stanford Univ) Series S4		2.73%		10/07/25	25,000,000	25,000,000
RB (California Institute of Technology) Series 2006A	(a)	0.77%		07/07/25	34,115,000	34,115,000
RB (California Institute of Technology) Series 2006B	(a)	0.79%		07/07/25	40,675,000	40,675,000
RB (Stanford Univ) Series U6 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	1.97%		07/07/25	53,785,000	53,785,000
RB (Stanford Univ) Series V1 (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.95%		07/01/25	7,160,000	7,160,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	(a)	2.02%		07/07/25	10,000,000	10,000,000
IDRB (J Harris Industrial Water Treatment) Series 2015 (LOC: CITY NATIONAL BANK)	(a)(b)	2.02%		07/07/25	4,910,000	4,910,000
RB (EDCO Disposal Corp) Series 2024 (LOC: WELLS FARGO BANK NA)	(a)(b)	1.20%		07/07/25	28,585,000	28,585,000
RB (EDCO Refuse Services) Series 2025 (LOC: US BANK NATIONAL ASSOCIATION)	(a)	1.02%		07/07/25	68,000,000	68,000,000
See financial notes
6
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	(a)	0.50%		07/07/25	74,250,000	74,250,000
RB (Cedars-Sinai Health System) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	16,000,000	16,000,000
RB (Cedars-Sinai Health) Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	5,195,000	5,195,000
RB (Cedars-Sinai) Series 2021A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		07/01/25	3,105,000	3,105,000
RB (Dignity Health) Series 2012A (GTY: MIZUHO BANK LTD)	(b)(c)(d)	2.12%		07/07/25	34,014,000	34,014,000
RB (El Camino Health) Series 2025B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.20%		07/01/25	37,040,000	37,040,000
RB (El Camino Health) Series 2025C (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.25%		07/01/25	26,300,000	26,300,000
RB (Kaiser Permanente) Series 2006E		2.87%		07/09/25	43,320,000	43,320,000
RB (Kaiser Permanente) Series 2006E		2.95%		08/05/25	4,325,000	4,325,000
RB (Kaiser Permanente) Series 2006E		2.92%		08/06/25	15,525,000	15,525,000
RB (Kaiser Permanente) Series 2006E		2.91%		11/04/25	38,800,000	38,800,000
RB (Scripps Health) Series 2024C1	(a)	0.50%		07/07/25	39,200,000	39,200,000
RB (Scripps Health) Series 2024C2	(a)	0.50%		07/07/25	90,800,000	90,800,000
Refunding RB (Stanford Health Care) Series 2017A		5.00%		11/15/25	500,000	502,591
Refunding RB (Stanford Hospital) Series 2008B1	(a)	0.95%		07/07/25	35,000,000	35,000,000
Refunding RB (Sutter Health) Series 2017A (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.95%		07/07/25	1,000,000	1,000,000
Refunding RB CP Notes (Stanford Hospital) Series 2008B2-2		2.65%		08/19/25	42,050,000	42,050,000
California Infrastructure & Economic Development Bank
1st Lien Toll Bridges RB Series 2003A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	11,250,000	11,250,000
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF MONTREAL)	(a)	1.83%		07/07/25	720,000	720,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	(a)	3.50%	07/01/25	07/07/25	7,305,000	7,305,000
RB (UCSF Clinical & Life Sciences Building) Series 2025 (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.92%		07/07/25	6,175,000	6,175,000
California Municipal Finance Auth
Recovery Zone Facility RB (Chevron) Series 2010A	(a)	2.65%		07/01/25	145,660,000	145,660,000
Recovery Zone Facility RB (Chevron) Series 2010B	(a)	2.45%		07/01/25	30,645,000	30,645,000
Recovery Zone Facility RB (Chevron) Series 2010C	(a)	2.35%		07/01/25	36,590,000	36,590,000
Refunding RB (ExxonMobil) Series 2007	(a)	2.72%		07/01/25	25,235,000	25,235,000
Solid Waste Disposal RB (Recology Inc) Series 2024A (LOC: PNC BANK NA)	(a)(b)	1.36%		07/07/25	61,000,000	61,000,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: BANK OF MONTREAL)	(a)	1.60%		07/07/25	9,695,000	9,695,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	(a)	1.25%		07/07/25	5,060,000	5,060,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	(a)	1.60%		07/07/25	6,000,000	6,000,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: US BANK NATIONAL ASSOCIATION)	(a)	1.25%		07/07/25	2,860,000	2,860,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
7

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	1.25%		07/07/25	5,500,000	5,500,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	1.60%		07/07/25	3,800,000	3,800,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	(a)	1.60%		07/07/25	2,500,000	2,500,000
Solid Waste Disposal RB (JDS Ranch) Series 2003 (LOC: WELLS FARGO BANK NA)	(a)	1.92%		07/07/25	2,350,000	2,350,000
Solid Waste Disposal RB (P & D Dairy Poso Creek Family Dairy LLC) Series 2003 (LOC: BMO BANK NA)	(a)	1.60%		07/07/25	3,000,000	3,000,000
Solid Waste Disposal RB (Recology) Series 2018A (LOC: WELLS FARGO BANK NA)	(a)(b)	1.36%		07/07/25	62,850,000	62,850,000
Solid Waste Disposal RB (Sierra Pacific Ind) Series 2014 (LOC: WELLS FARGO BANK NA)	(a)	1.25%		07/07/25	30,000,000	30,000,000
Solid Waste Disposal RB (T&W Farms) Series 2002 (LOC: COBANK ACB)	(a)	1.60%		07/07/25	2,940,000	2,940,000
Solid Waste Disposal RB (Vanderham Family Trust-Koetsier & Son Dairy) Series 2003 (LOC: COBANK ACB)	(a)	1.60%		07/07/25	2,000,000	2,000,000
California Public Finance Auth
RB (Hoag Memorial Hospital Presbyterian) Series 2022B (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.60%		07/01/25	89,550,000	89,550,000
RB (Hoag Memorial Hospital Presbyterian) Series 2022B1 (LIQ: JPMORGAN CHASE BANK NA)	(a)	1.60%		07/01/25	84,600,000	84,600,000
RB (Sharp Healthcare) Series 2024B (LOC: ROYAL BANK OF CANADA)	(a)	0.85%		07/07/25	22,800,000	22,800,000
RB (Sharp Healthcare) Series 2024C (LOC: ROYAL BANK OF CANADA)	(a)	2.20%		07/01/25	69,600,000	69,600,000
RB (Sharp Healthcare) Series 2024D (LOC: TD BANK NA)	(a)	0.90%		07/07/25	37,100,000	37,100,000
RB (Sharp Healthcare) Series 2024E (LOC: TD BANK NA)	(a)	2.20%		07/01/25	72,015,000	72,015,000
California Public Works Board
Lease RB Series 2023D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	2,300,000	2,300,000
Lease RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.92%		07/07/25	7,500,000	7,500,000
California School Cash Reserve Program Authority
TRAN 2025-2026A	(e)	5.00%		06/30/26	18,750,000	19,120,687
California State Univ
CP Series A1 (LOC: BARCLAYS BANK PLC)		3.00%		07/08/25	10,200,000	10,200,000
CP Series A2 (LOC: WELLS FARGO BANK NA)		2.68%		07/02/25	45,665,000	45,665,000
CP Series A2 (LOC: WELLS FARGO BANK NA)		2.70%		07/02/25	13,065,000	13,064,970
RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.94%		07/07/25	3,035,000	3,035,000
RB Series 2023A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.94%		07/07/25	8,075,000	8,075,000
RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.90%		07/07/25	1,800,000	1,800,000
California Statewide Communities Development Auth
M/F Housing RB (Avian Glen Apts) Series 2004CC (LOC: CITIBANK NA)	(a)	2.00%		07/07/25	3,090,000	3,090,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	(a)	1.62%		07/07/25	8,700,000	8,700,000
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.62%		07/07/25	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.62%		07/07/25	29,990,000	29,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.62%		07/07/25	210,000	210,000
See financial notes
8
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.62%		07/07/25	30,000,000	30,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.62%		07/07/25	3,800,000	3,800,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.62%		07/07/25	1,525,000	1,525,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.45%		07/07/25	10,620,000	10,620,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.91%		07/07/25	5,500,000	5,500,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.62%		07/07/25	4,750,000	4,750,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.47%		07/07/25	2,420,000	2,420,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	(a)	1.62%		07/07/25	3,000,000	3,000,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	(a)	1.45%		07/07/25	4,540,000	4,540,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	(a)	1.62%		07/07/25	11,385,000	11,385,000
M/F Housing RB (Wilshire Court Apts) Series 2003M (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	0.60%		07/07/25	20,290,000	20,290,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	(a)	1.45%		07/07/25	1,970,000	1,970,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.00%		07/07/25	7,000,000	7,000,000
M/F Housing Refunding RB (Horizons at Indio Park) Series 2005F (LOC: CITIBANK NA)	(a)	1.45%		07/07/25	2,110,000	2,110,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	0.87%		07/07/25	26,345,000	26,345,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	(a)	1.62%		07/07/25	15,650,000	15,650,000
M/F Housing Refunding RB (Uptown Newport Apts) Series 2021A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	1.98%		07/07/25	13,730,000	13,730,000
RB (Kaiser Permanente) Series 2004E		2.75%		07/15/25	25,540,000	25,540,000
RB (Kaiser Permanente) Series 2004E		2.92%		08/07/25	45,015,000	45,015,000
RB (Kaiser Permanente) Series 2004I		2.95%		08/05/25	13,800,000	13,800,000
RB (Kaiser Permanente) Series 2004I		2.95%		08/12/25	19,625,000	19,625,000
RB (Kaiser Permanente) Series 2004I		2.90%		10/07/25	24,800,000	24,800,000
RB (Kaiser Permanente) Series 2004I		2.90%		10/08/25	29,590,000	29,590,000
RB (Kaiser Permanente) Series 2004K		2.70%		07/10/25	41,320,000	41,320,000
RB (Kaiser Permanente) Series 2004K		2.90%		10/02/25	50,080,000	50,080,000
RB (Kaiser Permanente) Series 2004K		2.95%		10/09/25	23,000,000	23,000,000
RB (Kaiser Permanente) Series 2006D		2.97%		08/13/25	27,000,000	27,000,000
RB (Kaiser Permanente) Series 2006D		2.90%		10/02/25	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2008B		2.72%		07/10/25	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2008B		2.95%		08/05/25	20,000,000	20,000,000
RB (Kaiser Permanente) Series 2008C		2.70%		07/08/25	13,000,000	13,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
9

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Kaiser Permanente) Series 2008C		2.97%		08/12/25	38,800,000	38,800,000
RB (Kaiser Permanente) Series 2009B1		2.73%		07/08/25	2,500,000	2,500,000
RB (Kaiser Permanente) Series 2009B2		2.90%		10/02/25	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B3		2.92%		08/07/25	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2009B4		2.92%		08/06/25	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B5		2.95%		08/06/25	25,000,000	25,000,000
RB (Kaiser Permanente) Series 2009B6		2.73%		07/08/25	11,700,000	11,700,000
RB (Kaiser Permanente) Series 2009B6		2.72%		07/10/25	25,000,000	25,000,000
RB (Rady Children’s Hospital) Series 2008B (LOC: WELLS FARGO BANK NA)	(a)	2.20%		07/01/25	28,180,000	28,180,000
Central Valley Energy Auth
Commodity Supply RB Series 2025 (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%		07/07/25	14,870,000	14,870,000
Chino Valley USD
GO Bonds Series 2020B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.93%		07/07/25	3,075,000	3,075,000
Contra Costa Water District
Extendible CP	(c)	2.95%	08/05/25	02/02/26	28,300,000	28,300,000
East Bay Municipal Utility District
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.85%		07/10/25	6,960,000	6,960,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.65%		10/08/25	4,930,000	4,930,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.73%		11/04/25	21,000,000	21,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.68%		11/05/25	35,470,000	35,470,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		2.79%		11/13/25	6,640,000	6,640,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		2.79%		11/13/25	45,000,000	45,000,000
Water System RB Series 2024A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.10%		07/01/25	2,250,000	2,250,000
Water System RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.95%		07/01/25	3,825,000	3,825,000
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018A (LIQ: BANK OF AMERICA NA)	(a)	1.60%		07/01/25	75,905,000	75,905,000
Water & Wastewater Refunding RB Series 2024A (LIQ: BANK OF AMERICA NA)	(a)	2.65%		07/01/25	18,050,000	18,050,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.91%		07/07/25	57,715,000	57,715,000
Golden Gate Bridge & Highway District
CP Series A (LIQ: JPMORGAN CHASE BANK NA)		2.80%		08/19/25	30,500,000	30,500,000
Imperial Irrigation District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.70%		09/10/25	26,729,000	26,729,000
Irvine
Limited Obligation Bonds (Assessment District 93-14) (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.65%		07/01/25	54,537,000	54,537,000
Limited Obligation Bonds (Assessment District No 00-18) Series A (LOC: STATE STREET BANK AND TRUST COMPANY)	(a)	2.65%		07/01/25	7,483,000	7,483,000
See financial notes
10
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	0.79%		07/07/25	13,500,000	13,500,000
Refunding Bonds Series 2011A1 (LOC: BANK OF AMERICA NA)	(a)	2.90%		07/01/25	21,945,000	21,945,000
Refunding Bonds Series 2011A2 (LOC: BANK OF AMERICA NA)	(a)	2.90%		07/01/25	13,550,000	13,550,000
Irvine Reassessment District No 4-20
Limited Obligation Bonds Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	2.65%		07/01/25	4,536,000	4,536,000
Long Beach Finance Auth
Lease RB Series 2023 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%		07/07/25	13,335,000	13,335,000
Los Angeles
TRAN 2025	(e)	5.00%		06/25/26	84,000,000	85,525,440
Los Angeles CCD
GO Bonds Series 2008L		5.00%		08/01/25	17,095,000	17,125,188
GO Bonds Series 2022A1		5.00%		08/01/25	9,795,000	9,812,212
Los Angeles Cnty
TRAN 2025-2026 Series A	(e)	5.00%		06/30/26	95,000,000	97,008,300
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		2.65%		08/06/25	30,436,000	30,436,000
Lease Revenue CP Series A (LOC: BANK OF MONTREAL)		2.75%		09/24/25	14,000,000	14,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		2.70%		08/06/25	25,000,000	25,000,000
Lease Revenue CP Series B (LOC: US BANK NATIONAL ASSOCIATION)		2.75%		08/19/25	50,000,000	50,000,000
Lease Revenue CP Series C (LOC: BANK OF AMERICA NA)		2.80%		08/05/25	4,000,000	4,000,000
Lease Revenue CP Series C (LOC: BANK OF AMERICA NA)		2.80%		09/02/25	58,223,000	58,223,000
Lease Revenue CP Series D (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.85%		07/08/25	5,470,000	5,470,000
Lease Revenue CP Series D (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.80%		08/04/25	25,000,000	25,000,000
Lease Revenue CP Series D (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.65%		08/06/25	20,705,000	20,705,000
Lease Revenue CP Series D (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.70%		08/19/25	12,000,000	12,000,000
Los Angeles Cnty Facilities Inc
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.90%		07/07/25	2,500,000	2,500,000
Lease RB (Vermont Corridor Cnty Administration Building) Series 2018A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	2,225,000	2,225,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax RB Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.93%		07/07/25	1,400,000	1,400,000
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2021F (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.93%		07/07/25	3,970,000	3,970,000
Lease RB Series 2024H (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.93%		07/07/25	13,330,000	13,330,000
Los Angeles Dept of Airports
Airport Sub Refunding RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		07/01/25	24,920,000	24,920,000
Airport Sub Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	6,455,000	6,455,000
Sr RB Series 2020C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	8,000,000	8,000,000
Sr RB Series 2020C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	1,875,000	1,875,000
Sr RB Series 2020C & 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	9,440,000	9,440,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
11

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sr RB Series 2022G (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	4,975,000	4,975,000
Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	2,250,000	2,250,000
Sr RB Series 2022H (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	6,005,000	6,005,000
Sub RB Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%	07/03/25	07/07/25	2,200,000	2,200,000
Sub RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%	07/03/25	07/07/25	2,860,000	2,860,000
Sub RB Series 2017A & 2018D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.97%		07/07/25	11,000,000	11,000,000
Sub RB Series 2017A, 2018C, 2019F, 2022A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	5,790,000	5,790,000
Sub RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	1,690,000	1,690,000
Sub RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	1,670,000	1,670,000
Sub RB Series 2018D (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.90%		07/07/25	5,510,000	5,510,000
Sub RB Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	4,000,000	4,000,000
Sub RB Series 2019E (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.93%		07/07/25	3,000,000	3,000,000
Sub RB Series 2019F (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	4,110,000	4,110,000
Sub RB Series 2021D & Sr RB Series 2022G (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	6,450,000	6,450,000
Sub Refunding RB Series 2016B & 2018A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.94%		07/07/25	6,380,000	6,380,000
Sub Refunding RB Series 2021A		5.00%		05/15/26	140,000	142,143
Sub Refunding RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	7,215,000	7,215,000
Sub Refunding RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	2.00%		07/07/25	5,600,000	5,600,000
Sub Refunding RB series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.95%		07/07/25	3,335,000	3,335,000
Sub Refunding RB Series 2025A (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	4.15%		07/01/25	7,565,000	7,565,000
Sub Refunding RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		07/01/25	8,150,000	8,150,000
Sub Refunding RB Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	9,375,000	9,375,000
Sub Refunding RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	2.02%		07/07/25	7,280,000	7,280,000
Sub Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	12,400,000	12,400,000
Sub Refunding RB Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	9,100,000	9,100,000
Sub Refunding RB Series 2025A (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	2.10%	07/03/25	09/25/25	8,330,000	8,330,000
Sub Refunding RB Series 2025A (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.97%		07/07/25	3,545,000	3,545,000
Sub Refunding RB Series 2025A&B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	20,310,000	20,310,000
Sub Refunding RB Series 2025D (LIQ: DEUTSCHE BANK AG)	(b)(c)(d)	3.95%		07/01/25	4,000,000	4,000,000
Sub Refunding RB Series 2025D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	5,275,000	5,275,000
Los Angeles Harbor Dept
Refunding RB Series 2016C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.93%	07/03/25	07/07/25	3,000,000	3,000,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.90%		08/14/25	22,000,000	22,000,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.72%		09/03/25	15,000,000	15,000,000
Lease Revenue CP Series A1 (LOC: BMO BANK NA)		2.80%		09/04/25	12,000,000	12,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.80%		08/06/25	31,700,000	31,700,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.85%		08/14/25	2,000,000	2,000,000
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		2.90%		08/14/25	11,428,000	11,428,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.85%		08/28/25	7,751,000	7,751,000
See financial notes
12
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.72%		09/03/25	18,860,000	18,860,000
Lease Revenue CP Series A3 (LOC: US BANK NATIONAL ASSOCIATION)		2.80%		09/04/25	36,000,000	36,000,000
Los Angeles USD
GO Bonds Series 2020C		5.00%		07/01/25	2,815,000	2,815,000
GO Bonds Series 2020RYQ		5.00%		07/01/25	990,000	990,000
GO Bonds Series 2020RYQ (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.94%		07/07/25	19,570,000	19,570,000
GO Bonds Series 2022QRR (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.92%		07/07/25	4,925,000	4,925,000
GO Bonds Series 2023QRR (LIQ: CITIBANK NA)	(b)(c)(d)	1.93%		07/07/25	9,625,000	9,625,000
GO Bonds Series 2024QRR		5.00%		07/01/25	57,610,000	57,610,000
GO Refunding Bonds Series 2015A		5.00%		07/01/25	150,000	150,000
GO Refunding Bonds Series 2016A		5.00%		07/01/25	2,230,000	2,230,000
GO Refunding Bonds Series 2017A		5.00%		07/01/25	35,800,000	35,800,000
GO Refunding Bonds Series 2019A		5.00%		07/01/25	125,000	125,000
GO Refunding Bonds Series 2024A		5.00%		07/01/25	14,235,000	14,235,000
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: TORONTO-DOMINION BANK/THE)	(a)(b)	1.95%		07/07/25	13,000,000	13,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	1.95%		07/07/25	65,400,000	65,400,000
Variable Rate Demand Preferred Shares Series 6 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(b)	1.95%		07/07/25	70,000,000	70,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(b)	2.01%		07/07/25	61,600,000	61,600,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	(a)(b)	1.99%		07/07/25	11,000,000	11,000,000
Variable Rate Demand Preferred Shares Series 6 (LOC: JPMORGAN CHASE BANK NA)	(a)(b)	2.01%		07/07/25	78,300,000	78,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	(a)(b)	1.99%		07/07/25	57,000,000	57,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.65%		07/02/25	4,500,000	4,500,000
Pasadena
Refunding COP Series 2008A (LOC: BANK OF AMERICA NA)	(a)	1.30%		07/07/25	71,445,000	71,445,000
Riverside
Water Refunding RB Series 2011A (LOC: PNC BANK NA)	(a)	2.20%		07/01/25	23,950,000	23,950,000
Riverside Cnty
Teeter Plan Obligation Notes Series 2024A		3.00%		10/17/25	37,000,000	37,017,347
TRAN 2025	(e)	5.00%		06/30/26	62,000,000	63,390,660
Sacramento Housing Auth
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.45%		07/07/25	10,050,000	10,050,000
Sacramento Municipal Utility District
CP Series L1 (LOC: BARCLAYS BANK PLC)		2.75%		07/08/25	16,825,000	16,825,000
CP Series L1 (LOC: BARCLAYS BANK PLC)		2.90%		07/08/25	24,900,000	24,900,000
Electric RB Series 2020H (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.92%		07/07/25	2,665,000	2,665,000
Sub Electric Refunding RB Series 2023C (LOC: PNC BANK NA)	(a)	1.10%		07/07/25	57,020,000	57,020,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
13

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sacramento Water Revenue
Water RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%	07/03/25	07/07/25	3,800,000	3,800,000
San Diego CCD
GO Bonds Series 2016		5.00%		08/01/25	500,000	500,813
GO Bonds Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	7,700,000	7,700,000
GO Refunding Bonds Series 2016		5.00%		08/01/25	4,325,000	4,332,637
San Diego Cnty
TRAN 2025	(e)	5.00%		06/30/26	10,000,000	10,232,000
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2019B & 2021B (LOC: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.98%		07/07/25	3,935,000	3,935,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: BANK OF AMERICA NA)		2.79%		09/02/25	16,768,000	16,768,000
San Diego Cnty Water Auth
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.80%		08/07/25	22,000,000	22,000,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.70%		08/12/25	20,000,000	20,000,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.73%		10/08/25	29,100,000	29,100,000
CP Series 11 (LIQ: BANK OF AMERICA NA)		2.70%		11/13/25	35,000,000	34,993,250
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.73%		10/08/25	25,000,000	25,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.68%		11/04/25	14,115,000	14,115,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.68%		11/06/25	10,885,000	10,885,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.75%		11/12/25	3,025,000	3,025,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		2.70%		12/04/25	35,000,000	35,000,000
San Diego Housing Auth
M/F Housing RB (Courthouse Commons) Series 2020F (LOC: MIZUHO BANK LTD)	(a)	1.30%		07/07/25	21,750,000	21,750,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF AMERICA NA)	(a)(b)	1.30%		07/07/25	64,265,000	64,265,000
San Diego Public Facilities Financing Auth
Sub Water Refunding RB Series 2016B		5.00%		08/01/25	210,000	210,227
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.67%		07/08/25	10,554,000	10,554,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.70%		07/08/25	42,908,000	42,908,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.85%		07/08/25	20,000,000	20,000,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.85%		07/10/25	30,000,000	30,000,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		3.05%		07/10/25	23,100,000	23,100,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.73%		07/17/25	12,527,000	12,527,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.78%		07/17/25	40,926,000	40,926,000
Sub Water Revenue CP Series A (LOC: BANK OF AMERICA NA)		2.70%		08/04/25	17,013,000	17,013,000
San Diego USD
GO Bonds Series 2016R5		5.00%		07/01/25	210,000	210,000
GO Bonds Series 2022F2 (LIQ: BANK OF AMERICA NA)	(b)(c)(d)	1.90%		07/07/25	2,920,000	2,920,000
GO Bonds Series 2022F2 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.93%		07/07/25	2,000,000	2,000,000
GO Bonds Series 2023A3 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.93%		07/07/25	2,725,000	2,725,000
GO Bonds Series 2023G2		5.00%		07/01/25	485,000	485,000
Go Bonds Series 2024 O2		5.00%		07/01/25	1,685,000	1,685,000
Go Refunding Bonds Series 2004D1		5.50%		07/01/25	875,000	875,000
See financial notes
14
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ULT GO Refunding Bonds Series 2005C2		5.50%		07/01/25	815,000	815,000
ULT GO Refunding Bonds Series 2015R4		5.00%		07/01/25	1,090,000	1,090,000
San Francisco
Lease Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		2.68%		08/07/25	30,810,000	30,810,000
San Francisco Airport Commission
RB 2nd Series 2016C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		07/01/25	1,975,000	1,975,000
RB 2nd Series 2017A (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.96%		07/07/25	1,675,000	1,675,000
RB 2nd Series 2017B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.95%		07/07/25	17,000,000	17,000,000
RB 2nd Series 2018B (LOC: BARCLAYS BANK PLC)	(a)	0.50%		07/07/25	18,000,000	18,000,000
RB 2nd Series 2018C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	0.70%		07/07/25	46,330,000	46,330,000
RB 2nd Series 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.96%		07/07/25	20,440,000	20,440,000
RB 2nd Series 2018D (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	4,400,000	4,400,000
RB 2nd Series 2019A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.96%		07/07/25	18,755,000	18,755,000
RB 2nd Series 2019A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	4.07%		07/01/25	9,500,000	9,500,000
RB 2nd Series 2019A & 2019E & 2022A (LOC: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.97%		07/07/25	4,580,000	4,580,000
RB 2nd Series 2019A&E (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.96%		07/07/25	11,350,000	11,350,000
RB 2nd Series 2019A, 2019E, 2018D, 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.96%		07/07/25	65,065,000	65,065,000
RB 2nd Series 2019E, 2019A, 2018D (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.96%		07/07/25	43,395,000	43,395,000
RB 2nd Series 2022A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.97%		07/07/25	9,385,000	9,385,000
RB 2nd Series 2025A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		07/01/25	3,100,000	3,100,000
RB 2nd Series 2025A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	30,890,000	30,890,000
Refunding RB 2nd Series 2023C (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.97%		07/07/25	13,000,000	13,000,000
Refunding RB 2nd Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	8,000,000	8,000,000
Refunding RB 2nd Series 2023C (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%		07/07/25	2,400,000	2,400,000
Refunding RB 2nd Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.90%		07/01/25	7,000,000	7,000,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2022D1 (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.94%		07/07/25	12,000,000	12,000,000
GO Bonds Series 2022D1 (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.95%		07/07/25	3,750,000	3,750,000
GO Bonds Series 2022D1 & 2019B1 (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.93%		07/07/25	920,000	920,000
San Francisco Finance Corp
Lease Refunding RB Series 20081 (LOC: TD BANK NA)	(a)	0.25%		07/07/25	17,400,000	17,400,000
Lease Refunding RB Series 20082 (LOC: TD BANK NA)	(a)	0.25%		07/07/25	17,070,000	17,070,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	(a)	1.20%		07/07/25	2,150,000	2,150,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		2.85%		07/08/25	34,435,000	34,435,000
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		2.75%		08/05/25	40,444,000	40,444,000
Power CP Notes Series A3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.75%		08/07/25	30,000,000	30,000,000
Wastewater RB Series 2021A (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	1.93%		07/07/25	2,130,000	2,130,000
Wastewater RB Series 2024C (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.94%		07/07/25	5,000,000	5,000,000
Wastewater RB Series 2024D (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.94%		07/07/25	12,465,000	12,465,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
15

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.00%		07/07/25	100,000,000	100,000,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.62%		07/07/25	19,400,000	19,400,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.99%		07/07/25	4,395,000	4,395,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.45%		07/07/25	25,900,000	25,900,000
Sub Airport CP Notes Series A1 (LOC: BANK OF AMERICA NA)		2.75%		09/03/25	20,056,000	20,056,000
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2007A (LOC: WELLS FARGO BANK NA)	(a)	1.10%		07/07/25	4,685,000	4,685,000
Lease RB Series 2018A (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.94%		07/07/25	9,045,000	9,045,000
San Mateo Cnty Transportation Auth
Sub Sales Tax RB Series 2020A (LOC: BANK OF AMERICA NA)	(a)	1.17%		07/07/25	42,610,000	42,610,000
Sub Sales Tax RB Series 2020B (LOC: BANK OF AMERICA NA)	(a)	1.60%		07/01/25	2,410,000	2,410,000
San Rafael Redevelopment Agency
MF Hsg RB (San Rafael Commons Apts) Ser 2001A (LOC: CITIBANK NA)	(a)	1.54%		07/07/25	1,420,000	1,420,000
Santa Clara Valley Transportation Auth
Sales Tax RB Series 2025A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	0.75%		07/07/25	10,000,000	10,000,000
Sales Tax RB Series 2025A2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	0.55%		07/07/25	20,000,000	20,000,000
Santa Clara Valley Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.70%		10/02/25	7,812,000	7,812,000
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		2.67%		10/07/25	12,500,000	12,500,000
Santa Clarita Valley Water Agency
CP Series A (LOC: BANK OF AMERICA NA)		2.68%		11/05/25	9,450,000	9,450,000
Santa Cruz Cnty
TRAN 2025-26		5.00%		06/25/26	20,000,000	20,440,465
Santa Cruz Cnty Successor Redevelopment Agency
M/F Housing RB (Shaffer Road Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.45%		07/07/25	19,325,000	19,325,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A		2.50%		07/01/25	600,000	600,000
Sub Water Refunding RB Series 2019A		5.00%		07/01/25	13,210,000	13,210,000
Sub Water Refunding RB Series 2024B1 (LIQ: BANK OF AMERICA NA)	(a)	1.20%		07/07/25	66,000,000	66,000,000
Sub Water Refunding RB Series 2024D (LIQ: BARCLAYS BANK PLC)	(a)	0.60%		07/07/25	101,410,000	101,410,000
Water RB Series 2017A (LIQ: PNC BANK NA)	(a)	1.60%		07/01/25	24,275,000	24,275,000
Water Refunding RB Series 2016B2 (LIQ: TD BANK NA)	(a)	2.20%		07/01/25	21,110,000	21,110,000
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2022B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.85%		07/07/25	60,385,000	60,385,000
Refunding RB (Linden Wind Energy) Series 2024A (LOC: PNC BANK NA)	(a)	2.40%		07/01/25	1,000,000	1,000,000
See financial notes
16
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Univ of California
CP Notes Series 2009A		2.78%		07/14/25	85,000,000	85,000,000
CP Notes Series 2009A		2.75%		07/15/25	50,000,000	50,000,000
CP Notes Series 2009A		2.75%		07/24/25	15,000,000	15,000,000
CP Notes Series 2009A		2.95%		07/24/25	2,300,000	2,300,000
CP Notes Series 2009A		3.25%		07/24/25	8,000,000	8,000,000
CP Notes Series 2009A		2.80%		07/25/25	2,400,000	2,400,000
CP Notes Series 2009A		2.75%		08/05/25	35,000,000	35,000,000
CP Notes Series 2009A		3.00%		08/06/25	46,400,000	46,400,000
CP Notes Series 2009A		3.08%		08/07/25	30,000,000	30,000,000
CP Notes Series 2009A		3.08%		08/12/25	14,000,000	14,000,000
CP Notes Series 2009A		3.00%		08/13/25	43,000,000	43,000,000
CP Notes Series 2009A		2.95%		08/19/25	15,000,000	15,000,000
CP Notes Series 2009A		2.95%		09/04/25	45,000,000	45,000,000
CP Notes Series 2009A		2.88%		09/09/25	26,500,000	26,500,000
CP Notes Series 2009A		2.93%		09/17/25	28,000,000	28,000,000
Limited Project RB Series 2018O (LIQ: TORONTO-DOMINION BANK/THE)	(b)(c)(d)	1.95%		07/07/25	2,500,000	2,500,000
Medical Center Pooled RB Series 2022P (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	1.94%		07/07/25	10,500,000	10,500,000
Medical Center Pooled RB Series 2022P (LIQ: JPMORGAN CHASE BANK NA)	(b)(c)(d)	3.80%		07/01/25	15,140,000	15,140,000
Medical Center Pooled RB Series 2022P (LIQ: MORGAN STANLEY BANK NA)	(b)(c)(d)	1.94%		07/07/25	5,000,000	5,000,000
Medical Center Pooled RB Series 2022P (LIQ: WELLS FARGO BANK NA)	(b)(c)(d)	1.95%		07/07/25	8,765,000	8,765,000
Ventura USD
GO Bonds Series 2022B (LIQ: BARCLAYS BANK PLC)	(b)(c)(d)	3.85%		07/01/25	3,700,000	3,700,000
GO Bonds Series A (LIQ: ROYAL BANK OF CANADA)	(b)(c)(d)	1.94%		07/07/25	1,780,000	1,780,000
Washington Township Health Care District
GO Bonds Series 2015B (LOC: ROYAL BANK OF CANADA)	(b)(c)(d)	1.95%		07/07/25	3,800,000	3,800,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: US BANK NATIONAL ASSOCIATION)	(a)	2.00%		07/07/25	2,825,000	2,825,000
						9,140,422,277
COLORADO 0.0%
Colorado Health Facilities Auth
Refunding RB (Children’s Hospital Colorado) Series 2020A (LOC: TD BANK NA)	(a)	4.00%		07/01/25	1,055,000	1,055,000
NEW YORK 1.0%
New York City
GO Bonds Fiscal 2022 Series D3 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	4.05%		07/01/25	43,715,000	43,715,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/01/25	26,050,000	26,050,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
17

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State HFA
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.00%		07/01/25	20,100,000	20,100,000
						89,865,000
OHIO 0.0%
Allen Cnty
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010C (LOC: TRUIST BANK)	(a)	3.90%		07/01/25	2,950,000	2,950,000
PENNSYLVANIA 0.9%
Pennsylvania Higher Educational Facilities Auth
RB (Thomas Jefferson Univ) Series 2024D2 (LOC: PNC BANK NA)	(a)	4.00%		07/01/25	39,150,000	39,150,000
RB (Thomas Jefferson Univ) Series 2024D4 (LOC: TRUIST BANK)	(a)	4.10%		07/01/25	43,545,000	43,545,000
						82,695,000
WISCONSIN 0.1%
Wisconsin Public Finance Auth
Health System Refunding RB (Cone Health) Series 2023C (LOC: TD BANK NA)	(a)	4.00%		07/01/25	11,055,000	11,055,000
Total Municipal Securities (Cost $9,336,347,277)						9,336,347,277
Total Investments in Securities (Cost $9,336,347,277)						9,336,347,277

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,915,724,000 or 21.1% of net assets.

(c)	Variable rate security; rate shown is effective rate at period end.
(d)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
See financial notes
18
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
19

Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$9,336,347,277
Cash		8,340,339
Receivables:
Interest		30,424,725
Fund shares sold		28,184,202
Investments sold		16,500,994
Prepaid expenses	+	104,072
Total assets		9,419,901,609

Liabilities
Payables:
Investments bought - delayed-delivery		275,277,088
Fund shares redeemed		51,653,392
Investments bought		8,324,056
Distributions to shareholders		4,051,703
Investment adviser and administrator fees		1,330,210
Shareholder service fees		53,550
Accrued expenses	+	192,509
Total liabilities		340,882,508
Net assets		$9,079,019,101

Net Assets by Source
Capital received from investors		$9,079,021,954
Total distributable loss	+	(2,853)
Net assets		$9,079,019,101

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$2,610,349,497		2,609,765,175		$1.00
Ultra Shares	$6,468,669,604		6,467,227,406		$1.00

See financial notes
20
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$108,546,919

Expenses
Investment adviser and administrator fees		8,344,674
Shareholder service fees:
Investor Shares		1,911,917
Registration fees		121,348
Portfolio accounting fees		73,185
Independent trustees’ fees		26,820
Professional fees		20,683
Custodian fees		16,796
Shareholder reports		11,008
Transfer agent fees		624
Other expenses	+	23,248
Total expenses		10,550,303
Expense reduction	–	293,713
Net expenses	–	10,256,590
Net investment income		98,290,329

REALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(6,432)
Increase in net assets resulting from operations		$98,283,897
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
21

Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$98,290,329	$246,390,674
Net realized gains (losses)	+	(6,432)	293,852
Increase in net assets from operations		$98,283,897	$246,684,526

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($27,193,433 )	($68,466,453 )
Ultra Shares	+	(71,096,896)	(178,171,644)
Total distributions		($98,290,329 )	($246,638,097 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		1,451,016,629	2,660,029,948
Ultra Shares	+	4,765,717,719	8,254,962,482
Total shares sold		6,216,734,348	10,914,992,430
Shares Reinvested
Investor Shares		19,930,585	51,210,392
Ultra Shares	+	53,210,282	138,605,602
Total shares reinvested		73,140,867	189,815,994
Shares Redeemed
Investor Shares		(1,465,875,017)	(2,589,346,109)
Ultra Shares	+	(4,775,898,517)	(7,529,704,044)
Total shares redeemed		(6,241,773,534)	(10,119,050,153)
Net transactions in fund shares		48,101,681	985,758,271

NET ASSETS
Beginning of period		$9,030,923,852	$8,045,119,152
Total increase	+	48,095,249	985,804,700
End of period		$9,079,019,101	$9,030,923,852

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
22
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

Investor Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	—	—	(0.00)[2]	(0.00)[2]
Total distributions	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.24%[3]	3.06%	3.03%	0.92%	0.06%	0.34%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.34%[4]	0.34%	0.34%	0.31%[5,6]	0.12%[6]	0.30%[6,7]
Total expenses	0.35%[4]	0.36%	0.36%	0.37%[5]	0.38%	0.49%
Net investment income (loss)	2.48%[4]	3.01%	3.00%	1.05%	0.01%	0.43%
Net assets, end of period (x 1,000,000)	$1,073	$1,054	$989	$702	$470	$668

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
[7]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
23

Schwab New York Municipal Money Fund
FINANCIAL HIGHLIGHTS (continued)

Ultra Shares	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	9/24/20[1]– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Total from investment operations	0.01	0.03	0.03	0.01	0.00 [3]	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Distributions from net realized gains	—	(0.00)[3]	—	—	(0.00)[3]	(0.00)[3]
Total distributions	(0.01)	(0.03)	(0.03)	(0.01)	(0.00)[3]	(0.00)[3]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.31%[4]	3.21%	3.19%	1.05%	0.06%	0.02%[4]
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%[5]	0.19%	0.19%	0.19%[6,7]	0.12%[7]	0.19%[5]
Total expenses	0.20%[5]	0.21%	0.21%	0.22%[6]	0.23%	0.22%[5]
Net investment income (loss)	2.62%[5]	3.15%	3.13%	1.60%	0.01%	0.03%[5]
Net assets, end of period (x 1,000,000)	$1,824	$1,848	$1,394	$1,058	$98	$119

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Per-share amount was less than $0.005.
[4]	Not annualized.
[5]	Annualized.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
24
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.1% OF NET ASSETS
DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Auth
Airport System RB Series 2009D2 (LOC: TD BANK NA)	(a)	3.95%		07/01/25	880,000	880,000
NEW YORK 100.1%
Albany IDA
Sr Housing RB (South Mall Towers ) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.99%		07/07/25	190,000	190,000
Amherst Development Corp
Sr Living Facility Refunding RB (Asbury Pointe Inc) Series 2011A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.02%		07/07/25	6,285,000	6,285,000
Arlington CSD
BAN 2025		3.75%		06/26/26	8,750,000	8,804,370
Baldwinsville CSD
BAN 2025B	(b)	4.00%		07/17/26	5,900,000	5,954,339
Battery Park City Auth
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.88%		07/01/25	26,750,000	26,750,000
Jr RB Series 2019D1 (LIQ: TD BANK NA)	(a)	3.95%		07/01/25	31,575,000	31,575,000
BlackRock Municipal Income Trust
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(c)	2.06%		07/07/25	70,000,000	70,000,000
Blackrock MuniHoldings New York Quality Fund Inc
Variable Rate Demand Preferred Shares Series W7 (LOC: BANK OF AMERICA NA)	(a)(c)	2.06%		07/07/25	83,000,000	83,000,000
Brewster CSD
BAN 2025		4.00%		02/13/26	19,000,000	19,146,051
Cheektowaga-Maryvale UFSD
BAN 2025		3.50%		06/23/26	8,825,000	8,859,275
Chruchville-Chili CSD
BAN 2025		4.50%		06/25/26	8,000,000	8,111,418
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	7,600,000	7,600,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	9,345,000	9,345,000
Cornwall CSD
BAN 2025		4.50%		06/17/26	5,000,000	5,067,652
East Greenbush CSD
BAN 2025A		3.50%		12/11/25	10,100,000	10,118,004
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
25

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	9,850,000	9,850,000
Eastport South Manor CSD
BAN 2025		3.50%		05/21/26	15,000,000	15,065,910
Erie Cnty IDA
Civic Facility RB (Canisius High School) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	8,270,000	8,270,000
Fayetteville-Manlius CSD
BAN 2025B	(b)	4.00%		07/16/26	2,100,000	2,115,645
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(c)(d)(e)	1.94%		07/07/25	15,000,000	15,000,000
2nd Indenture RB Fiscal 2017 Series A (LIQ: CITIBANK NA)	(c)(d)(e)	1.95%		07/07/25	12,500,000	12,500,000
Ithaca SD
BAN 2025	(b)	4.00%		07/10/26	2,600,000	2,624,466
Katonah-Lewisboro UFSD
BAN 2025		3.50%		06/03/26	13,000,000	13,064,095
Kingston
BAN 2025A		4.00%		03/04/26	13,470,000	13,568,773
Lancaster CSD
Ban 2025		3.50%		06/05/26	7,045,231	7,080,173
Lancaster IDA
Civic Facility RB (GreenField Manor) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.95%		07/07/25	8,300,000	8,300,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	(a)	1.99%		07/07/25	510,000	510,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	(a)	1.97%		07/07/25	2,160,000	2,160,000
Lewiston-Porter CSD
BAN 2025	(b)	3.75%		07/15/26	10,500,000	10,561,845
Liverpool CSD
BAN 2025		3.75%		06/26/26	15,000,000	15,093,206
Manhasset UFSD
BAN 2024		4.00%		08/29/25	3,000,000	3,004,136
Metropolitan Transportation Auth
Dedicated Tax Bonds Series 2024B1 (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.95%		07/07/25	5,800,000	5,800,000
Dedicated Tax Fund Refunding Bonds Series 2008A-1 (LOC: TD BANK NA)	(a)	3.95%		07/01/25	18,430,000	18,430,000
Dedicated Tax Fund Refunding Bonds Series 2008A-2A (LOC: TD BANK NA)	(a)	3.95%		07/01/25	1,085,000	1,085,000
Transportation RB Series 2005D1 (LOC: TRUIST BANK)	(a)	4.05%		07/01/25	23,280,000	23,280,000
Transportation RB Series 2005D2 (LOC: BANK OF AMERICA NA)	(a)	4.05%		07/01/25	2,500,000	2,500,000
Transportation RB Series 2015E3 (LOC: BANK OF AMERICA NA)	(a)	4.05%		07/01/25	19,000,000	19,000,000
Transportation Refunding RB Series 2002D-2A1 (LOC: TRUIST BANK)	(a)	4.05%		07/01/25	15,300,000	15,300,000
Transportation Refunding RB Series 2002D2B (LOC: TRUIST BANK)	(a)	4.00%		07/01/25	37,075,000	37,075,000
Transportation Refunding RB Series 2012G3 (LOC: ROYAL BANK OF CANADA)	(a)	3.90%		07/01/25	8,335,000	8,335,000
Transportation Refunding RB Series 2012G4 (LOC: BANK OF AMERICA NA)	(a)	4.05%		07/01/25	12,100,000	12,100,000
Transportation Refunding RB Series 2020B (LOC: ROYAL BANK OF CANADA)	(a)	3.90%		07/01/25	10,750,000	10,750,000
See financial notes
26
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	6,260,000	6,260,000
Nassau Cnty IDA
Housing RB (Rockville Centre Housing Associates) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.17%		07/07/25	7,170,000	7,170,000
New York City
GO Bonds Fiscal 2008 Series J11		5.00%		08/01/25	500,000	500,541
GO Bonds Fiscal 2008 Series J9		5.00%		08/01/25	350,000	350,469
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	(a)	1.75%		07/07/25	1,000,000	1,000,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%	07/03/25	07/07/25	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%	07/03/25	07/07/25	1,900,000	1,900,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	(a)	4.00%		07/01/25	700,000	700,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%	07/03/25	07/07/25	7,830,000	7,830,000
GO Bonds Fiscal 2016 Series A		5.00%		08/01/25	1,250,000	1,252,101
GO Bonds Fiscal 2016 Series E		5.00%		08/01/25	970,000	971,049
GO Bonds Fiscal 2018 Series 1		5.00%		08/01/25	110,000	110,158
GO Bonds Fiscal 2018 Series C		5.00%		08/01/25	150,000	150,208
GO Bonds Fiscal 2018 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	6,850,000	6,850,000
GO Bonds Fiscal 2018 Series E4 (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	3.95%		07/01/25	6,550,000	6,550,000
GO Bonds Fiscal 2019 Series D4 (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.90%		07/01/25	1,285,000	1,285,000
GO Bonds Fiscal 2019 Series E		5.00%		08/01/25	425,000	425,597
GO Bonds Fiscal 2020 Series C1		5.00%		08/01/25	2,155,000	2,157,969
GO Bonds Fiscal 2020 Series D (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	8,650,000	8,650,000
GO Bonds Fiscal 2021 Series A1		5.00%		08/01/25	1,185,000	1,186,569
GO Bonds Fiscal 2021 Series F1 (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	1,875,000	1,875,000
GO Bonds Fiscal 2022 Series D1 (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	3,485,000	3,485,000
GO Bonds Fiscal 2023 Series A3 (LIQ: BANK OF MONTREAL)	(a)	3.95%		07/01/25	500,000	500,000
GO Bonds Fiscal 2023 Series B1		5.00%		10/01/25	100,000	100,477
GO Bonds Fiscal 2023 Series B1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	900,000	900,000
GO Bonds Fiscal 2023 Series B1 (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.94%		07/07/25	1,875,000	1,875,000
GO Bonds Fiscal 2023 Series C		5.00%		08/01/25	4,400,000	4,407,715
GO Bonds Fiscal 2023 Series E1 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	12,020,000	12,020,000
GO Bonds Fiscal 2023 Series E1 (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%		07/07/25	8,300,000	8,300,000
GO Bonds Fiscal 2023 Series F1		5.00%		08/01/25	2,690,000	2,694,459
GO Bonds Fiscal 2024 Series D (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	3.90%		07/01/25	8,440,000	8,440,000
GO Bonds Fiscal 2025 Series A		5.00%		08/01/25	28,990,000	29,037,092
GO Bonds Fiscal 2025 Series A (LIQ: DEUTSCHE BANK AG)	(c)(d)(e)	4.00%		07/01/25	3,705,000	3,705,000
GO bonds Fiscal 2025 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	3,025,000	3,025,000
GO Bonds Fiscal 2025 Series C3 (LOC: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%		07/07/25	68,750,000	68,750,000
GO Bonds Fiscal 2025 Series F		5.00%		08/01/25	6,000,000	6,011,299
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
27

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York City Housing Development Corp
M/F Housing RB Series 2018L1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.95%		07/07/25	25,000,000	25,000,000
M/F Housing RB Series 2018L2 (LIQ: TD BANK NA)	(a)	1.95%		07/07/25	16,180,000	16,180,000
M/F Housing RB Series 2019E1		1.80%		11/01/25	200,000	199,014
M/F Housing RB Series 2020I1		0.65%		11/01/25	500,000	495,447
M/F Housing RB Series 2022C3 (LIQ: BARCLAYS BANK PLC)	(a)	1.90%		07/07/25	1,200,000	1,200,000
M/F Housing RB Series 2022F3 (LIQ: UBS AG)	(a)	1.90%		07/07/25	44,170,000	44,170,000
M/F Housing RB Series 2023 E1A (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	4,000,000	4,000,000
M/F Housing RB Series 2023B3 (LIQ: CITIBANK NA)	(c)(d)(e)	1.95%		07/07/25	15,190,000	15,190,000
M/F Housing RB Series 2023E3 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	(a)	1.95%		07/07/25	8,000,000	8,000,000
M/F Housing RB Series 2025A1 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	6,155,000	6,155,000
M/F Housing RB Series 2025E		3.30%		12/22/25	17,000,000	17,000,000
M/F Housing RB Series B1A & C1A (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	3.90%		07/01/25	3,745,000	3,745,000
M/F Mortgage RB (201 Pearl St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.00%		07/07/25	500,000	500,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	(a)	1.93%		07/07/25	4,860,000	4,860,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	(a)	2.03%		07/07/25	1,300,000	1,300,000
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	(a)	2.30%		07/07/25	24,000,000	24,000,000
M/F Mortgage RB (West 26th Street) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.93%		07/07/25	22,200,000	22,200,000
M/F Rental Housing RB (90 West St) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.75%		07/07/25	10,000,000	10,000,000
M/F Rental Housing RB (Atlantic Court Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.80%		07/07/25	9,640,000	9,640,000
M/F Rental Housing RB (NYCHA Triborough Preservation) Series 2014A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)		2.90%		11/15/25	200,000	199,790
M/F Rental Housing RB (Sierra Development) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.30%		07/07/25	15,000,000	15,000,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.00%		07/07/25	68,000,000	68,000,000
New York City Municipal Water Finance Auth
Water & Sewer 2nd Resolution RB Fiscal 2023 Series DD (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.94%		07/07/25	2,500,000	2,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG1 (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,500,000	2,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2022 Series CC1 (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.95%		07/07/25	3,980,000	3,980,000
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	3,250,000	3,250,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: DEUTSCHE BANK AG)	(c)(d)(e)	4.00%		07/01/25	3,800,000	3,800,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series AA1 (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.95%		07/07/25	3,250,000	3,250,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: DEUTSCHE BANK AG)	(c)(d)(e)	4.00%		07/01/25	14,000,000	14,000,000
See financial notes
28
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,830,000	2,830,000
Water & Sewer System 2nd General Resolution RB Fiscal 2025 Series BB (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	2.02%	07/03/25	09/18/25	21,965,000	21,965,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series AA2 (LIQ: BARCLAYS BANK PLC)	(a)	1.75%		07/07/25	9,780,000	9,780,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA6 (LIQ: MIZUHO BANK LTD)	(a)	3.95%		07/01/25	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series BB4 (LIQ: BARCLAYS BANK PLC)	(a)	3.90%		07/01/25	1,250,000	1,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD Fiscal 2018 Series BB1&CC1 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	9,995,000	9,995,000
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD1 (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	1,665,000	1,665,000
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	7,815,000	7,815,000
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1 (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	3,345,000	3,345,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1 (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,500,000	2,500,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA3 (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	1,875,000	1,875,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1 (LIQ: MIZUHO BANK LTD)	(a)	3.90%		07/01/25	7,615,000	7,615,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series CC (LIQ: BARCLAYS BANK PLC)	(a)	3.90%		07/01/25	12,000,000	12,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD & 2020 Series BB (LIQ: TORONTO-DOMINION BANK/THE)	(c)(d)(e)	1.95%		07/07/25	1,585,000	1,585,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	24,550,000	24,550,000
Water & Sewer System 2nd Resolution RB Fiscal 2024 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	1,700,000	1,700,000
Water & Sewer System RB Fiscal 2010 Series CC (LIQ: STATE STREET BANK AND TRUST COMPANY)	(a)	3.95%		07/01/25	2,000,000	2,000,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	(a)	3.90%		07/01/25	200,000	200,000
Water & Sewer System RB Fiscal 2016 Series AA3 (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	3.95%		07/01/25	3,375,000	3,375,000
Water & Sewer System RB Fiscal 2019 Series CC (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%	07/03/25	07/07/25	1,000,000	1,000,000
Water & Sewer System RB Fiscal 2021 Series AA1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	3,615,000	3,615,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2018 Series S4A		5.00%		07/15/25	675,000	675,394
Building Aid RB Fiscal 2021 Series S1 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.94%		07/07/25	12,905,000	12,905,000
Future Tax Secured Sub Bonds Fiscal 2014 Series B3 (LIQ: BARCLAYS BANK PLC)	(a)	3.90%		07/01/25	8,450,000	8,450,000
Future Tax Secured Sub Bonds Fiscal 2014 Series D3 (LIQ: MIZUHO BANK LTD)	(a)	3.85%		07/01/25	10,440,000	10,440,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
29

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2015 Series E3 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/01/25	16,990,000	16,990,000
Future Tax Secured Sub Bonds Fiscal 2016 Series A1		4.00%		08/01/25	2,000,000	2,001,892
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/01/25	8,490,000	8,490,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	3.90%		07/01/25	985,000	985,000
Future Tax Secured Sub Bonds Fiscal 2019 Series A4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/01/25	3,435,000	3,435,000
Future Tax Secured Sub Bonds Fiscal 2019 Series B4 (LIQ: JPMORGAN CHASE BANK NA)	(a)	4.00%		07/01/25	1,785,000	1,785,000
Future Tax Secured Sub Bonds Fiscal 2022 Serias A1		5.00%		11/01/25	10,855,000	10,917,795
Future Tax Secured Sub Bonds Fiscal 2022 Series C1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	3,000,000	3,000,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.94%		07/07/25	900,000	900,000
Future Tax Secured Sub Bonds Fiscal 2022 Series F1 (LIQ: UBS AG)	(c)(d)(e)	1.92%		07/07/25	2,400,000	2,400,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.94%		07/07/25	3,330,000	3,330,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	1,970,000	1,970,000
Future Tax Secured Sub Bonds Fiscal 2023 Series D1 (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,400,000	2,400,000
Future Tax Secured Sub Bonds Fiscal 2024 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	7,010,000	7,010,000
Future Tax Secured Sub Bonds Fiscal 2024 Series B (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	7,605,000	7,605,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	2,755,000	2,755,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	11,250,000	11,250,000
Future Tax Secured Sub Bonds Fiscal 2024 Series C (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.94%		07/07/25	3,475,000	3,475,000
Future Tax Secured Sub Bonds Fiscal 2024 Series F1 (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	1,875,000	1,875,000
Future Tax Secured Sub Bonds Fiscal 2024 Series F1 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	3.90%		07/01/25	2,815,000	2,815,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.94%		07/07/25	4,290,000	4,290,000
Future Tax Secured Sub Bonds Fiscal 2025 Series C1 (LIQ: DEUTSCHE BANK AG)	(c)(d)(e)	4.00%		07/01/25	9,815,000	9,815,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	1,875,000	1,875,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: DEUTSCHE BANK AG)	(c)(d)(e)	1.97%		07/07/25	5,000,000	5,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: UBS AG)	(c)(d)(e)	4.00%		07/01/25	8,550,000	8,550,000
Future Tax Secured Sub Bonds Fiscal 2025 Series D (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,235,000	2,235,000
See financial notes
30
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2025 Series H1 (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	12,300,000	12,300,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	4.13%		07/01/25	3,335,000	3,335,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	2,500,000	2,500,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: TORONTO-DOMINION BANK/THE)	(c)(d)(e)	1.95%		07/07/25	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	3,650,000	3,650,000
Future Tax Secured Sub Bonds Fiscal 2025 Series I1 & C1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal Series 2022B1 & 2021E1 & 2023F1 & 2024F1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	10,560,000	10,560,000
New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2014B1 (SIFMA Municipal Swap Index + 0.04%)	(d)	1.96%	07/03/25	11/03/25	15,000,000	15,000,000
Refunding RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)	(d)	1.95%	07/03/25	12/29/25	13,100,000	13,100,000
New York Power Auth
Green Transmission RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	6,665,000	6,665,000
New York State Dormitory Auth
CP Notes		2.92%		07/09/25	16,025,000	16,024,785
CP Notes		2.97%		07/09/25	20,000,000	20,000,000
CP Notes		2.97%		07/16/25	26,175,000	26,175,000
NYC Court Facilities Lease RB Series 2005B (LOC: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%		07/07/25	19,000,000	19,000,000
RB (Catholic Health System) Series 2019B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.00%		07/07/25	34,000,000	34,000,000
RB (Columbia Univ) Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	1,500,000	1,500,000
RB (Cornell Univ) Series 2024A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	7,900,000	7,900,000
RB (Memorial Sloan-Kettering Cancer Center) Series 20221B (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	5,215,000	5,215,000
RB (Memorial Sloan-Kettering Cancer Center) Series 2025-1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	3,625,000	3,625,000
RB (New York Univ) Series 2016A		5.00%		07/01/25	1,450,000	1,450,000
RB (New York Univ) Series 2025A (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	13,125,000	13,125,000
RB (Northwell Health) Series 2022A (LOC: BANK OF AMERICA NA)	(c)(d)(e)	1.97%		07/07/25	6,830,000	6,830,000
RB (NYU Langone Hospitals) Series 2020A (LOC: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	705,000	705,000
RB (The New School) Series 2015A (ESCROW)		5.00%		07/01/25	13,845,000	13,845,000
State Personal Income Tax RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	13,280,000	13,280,000
State Personal Income Tax RB Series 2018A (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.94%		07/07/25	7,000,000	7,000,000
State Personal Income Tax RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	2,000,000	2,000,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
31

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020A & 2021A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	490,000	490,000
State Personal Income Tax RB Series 2020A & 2022A (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	3,455,000	3,455,000
State Personal Income Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	8,870,000	8,870,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	4,000,000	4,000,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,035,000	2,035,000
State Personal Income Tax RB Series 2022A (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%		07/07/25	5,625,000	5,625,000
State Personal Income Tax RB Series 2022A (LIQ: UBS AG)	(c)(d)(e)	4.00%		07/01/25	4,090,000	4,090,000
State Personal Income Tax RB Series 2025A (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	6,305,000	6,305,000
State Personal Income Tax RB Series 2025A (LIQ: DEUTSCHE BANK AG)	(a)(c)	1.97%		07/07/25	4,745,000	4,745,000
State Sales Tax RB Series 2018E (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,350,000	2,350,000
State Sales Tax RB Series 2018E (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.94%		07/07/25	23,560,000	23,560,000
State Sales Tax RB Series 2018E (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,125,000	2,125,000
State Sales Tax RB Series 2024A (LIQ: UBS AG)	(c)(d)(e)	4.00%		07/01/25	10,610,000	10,610,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A3 (LOC: MIZUHO BANK LTD)	(a)	1.75%		07/07/25	10,300,000	10,300,000
New York State Environmental Facilities Corp
State Revolving Funds RB Series 2022B (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	5,340,000	5,340,000
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.70%		07/07/25	150,000	150,000
Housing RB (10 Liberty St) Series 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.40%		07/07/25	1,462,000	1,462,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.00%		07/07/25	600,000	600,000
Housing RB (1500 Lexington Ave) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	15,100,000	15,100,000
Housing RB (160 Madison Ave ) Series 2013A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	4.00%		07/01/25	11,000,000	11,000,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.05%		07/07/25	32,975,000	32,975,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	5,000,000	5,000,000
Housing RB (316 11th Ave) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.75%		07/07/25	700,000	700,000
Housing RB (360 W 43rd St) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	1,100,000	1,100,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	12,600,000	12,600,000
Housing RB (39th St) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.30%		07/07/25	600,000	600,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.03%		07/07/25	34,905,000	34,905,000
See financial notes
32
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.03%		07/07/25	20,000,000	20,000,000
Housing RB (750 6th Ave) Series 1998A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	1.80%		07/07/25	2,910,000	2,910,000
Housing RB (750 6th Ave) Series 1999A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	1.80%		07/07/25	7,000,000	7,000,000
Housing RB (8 East 102nd St) Series 2010A (LOC: TD BANK NA)	(a)	2.00%		07/07/25	7,315,000	7,315,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.80%		07/07/25	3,500,000	3,500,000
Housing RB (Clinton Green North) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.80%		07/07/25	6,400,000	6,400,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	1.80%		07/07/25	11,500,000	11,500,000
Housing RB (Historic Front St) Series 2003A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	(a)	2.07%		07/07/25	2,100,000	2,100,000
Housing RB (McCarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.03%		07/07/25	4,005,000	4,005,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	(a)	2.30%		07/07/25	3,900,000	3,900,000
Housing RB (The Helena Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	2.03%		07/07/25	19,700,000	19,700,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.80%		07/07/25	4,100,000	4,100,000
Housing RB (W. 23rd St.) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	(a)	1.85%		07/07/25	800,000	800,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	(a)	2.13%		07/07/25	4,600,000	4,600,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 196		2.63%		10/01/25	290,000	289,535
Homeowner Mortgage RB Series 210 (LIQ: ROYAL BANK OF CANADA)	(a)	1.95%		07/07/25	22,590,000	22,590,000
Homeowner Mortgage RB Series 223		1.75%		10/01/25	100,000	99,665
Homeowner Mortgage RB Series 223		1.85%		04/01/26	150,000	148,508
Homeowner Mortgage RB Series 232		5.00%		04/01/26	380,000	385,094
Homeowner Mortgage RB Series 236 (LIQ: UBS AG)	(a)	1.80%		07/07/25	31,180,000	31,180,000
Homeowner Mortgage RB Series 249 (LIQ: TD BANK NA)	(a)	2.05%		07/07/25	11,885,000	11,885,000
Homeowner Mortgage RB Series 258 (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	2,365,000	2,365,000
Homeowner Mortgage RB Series 264 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	1,110,000	1,110,000
New York State Power Auth
CP Series 1		2.85%		07/08/25	4,000,000	4,000,000
CP Series 1		2.84%		07/09/25	9,354,000	9,354,000
CP Series 1		2.94%		08/05/25	14,400,000	14,400,000
CP Series 1		2.93%		08/07/25	30,000,000	30,000,000
RB Series 2020A (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	11,290,000	11,290,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
33

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
New York State Thruway Auth
State Personal Income Tax RB Series 2021A1 (LIQ: CITIBANK NA)	(c)(d)(e)	1.95%		07/07/25	13,220,000	13,220,000
State Personal Income Tax RB Series 2021A1, 2022A, 2022C (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	24,725,000	24,725,000
State Personal Income Tax RB Series 2022C (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	13,000,000	13,000,000
State Personal Income Tax RB Series 2022C (LIQ: TORONTO-DOMINION BANK/THE)	(c)(d)(e)	1.97%		07/07/25	2,150,000	2,150,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	3,390,000	3,390,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	5,625,000	5,625,000
State Personal Income Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	1,565,000	1,565,000
State Personal Income Tax RB Series 2022A (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.95%		07/07/25	8,895,000	8,895,000
State Personal Income Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(c)(d)(e)	1.95%		07/07/25	3,880,000	3,880,000
State Personal Income Tax RB Series 2023A (LIQ: UBS AG)	(c)(d)(e)	4.00%		07/01/25	2,670,000	2,670,000
State Sales Tax RB Series 2021A (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	1,825,000	1,825,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	4,000,000	4,000,000
State Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	25,000,000	25,000,000
State Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	6,665,000	6,665,000
Niskayuna CSD
BAN 2025		3.50%		06/26/26	5,000,000	5,021,501
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	(a)(c)	1.97%		07/07/25	14,200,000	14,200,000
Variable Rate Demand Preferred Shares Series 3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	(a)(c)	1.97%		07/07/25	60,300,000	60,300,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	(a)(c)	1.99%		07/07/25	40,000,000	40,000,000
Oneida Cnty Industrial Development Agency
Civic Facility RB (Mohawk Valley Community College) Series 2004A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	4,350,000	4,350,000
Onondaga Cnty IDA
IDRB (G.A. Braun Inc) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.17%		07/07/25	3,735,000	3,735,000
Oyster Bay-East Norwich CSD
BAN 2024		4.50%		07/09/25	23,500,000	23,504,471
Penfield Central SD
BAN 2025		3.50%		06/25/26	7,000,000	7,027,333
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: TORONTO-DOMINION BANK/THE)	(c)(d)(e)	1.99%		07/07/25	1,700,000	1,700,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	1,875,000	1,875,000
Consolidated Bonds 209th Series		5.00%		07/15/25	535,000	535,312
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.08%		07/01/25	3,930,000	3,930,000
Consolidated Bonds 218th Series (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.97%		07/07/25	1,745,000	1,745,000
See financial notes
34
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Bonds 221st & 223rd Series (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.98%		07/07/25	6,960,000	6,960,000
Consolidated Bonds 221st Series (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.98%		07/07/25	6,815,000	6,815,000
Consolidated Bonds 221st Series (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.97%		07/07/25	1,310,000	1,310,000
Consolidated Bonds 223rd Series		5.00%		07/15/25	250,000	250,177
Consolidated Bonds 226th Series		5.00%		10/15/25	100,000	100,351
Consolidated Bonds 232nd Series (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.98%		07/07/25	2,760,000	2,760,000
Consolidated Bonds 234th Series (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.98%		07/07/25	2,130,000	2,130,000
Consolidated Bonds 236th & 223rd Series (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.98%		07/07/25	1,020,000	1,020,000
Consolidated Bonds 236th Series (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.97%		07/07/25	6,670,000	6,670,000
Consolidated Bonds 242nd Series (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.98%		07/07/25	2,400,000	2,400,000
Consolidated Bonds 242nd Series (LIQ: CITIBANK NA)	(c)(d)(e)	1.95%		07/07/25	7,500,000	7,500,000
Consolidated Bonds 243rd Series		5.00%		12/01/25	425,000	428,039
Consolidated Bonds 246th Series		5.00%		09/01/25	170,000	170,534
Consolidated Bonds 248th Series		5.00%		01/15/26	2,600,000	2,627,722
Consolidated Bonds 248th Series (LIQ: DEUTSCHE BANK AG)	(c)(d)(e)	4.00%		07/01/25	2,135,000	2,135,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	5,785,000	5,785,000
Rensselaer Cnty IDA
Civic Facility RB (Sage Colleges) Series 2002A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	1,575,000	1,575,000
Rye SD
BAN 2025		3.50%		06/26/26	6,280,530	6,308,157
Schenectady IDA
Civic Facility RB (Union Graduate College) Series 2008A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	3,385,000	3,385,000
Skaneateles CSD
BAN 2025		3.75%		06/25/26	8,755,000	8,808,389
Southold
BAN 2024		4.00%		09/19/25	18,354,160	18,395,555
Suffolk Cnty
TAN 2025		4.00%		07/25/25	10,000,000	10,007,465
Tompkins Cnty
BAN 2025		4.00%		02/13/26	9,869,470	9,935,024
Tompkins Cnty IDA
Variable Rate Demand Civic Facility RB Series 2003A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.12%		07/07/25	5,660,000	5,660,000
Tonawanda
BAN 2024		4.00%		08/22/25	8,000,000	8,011,511
Triborough Bridge & Tunnel Auth
2nd Sub BAN Series 2024A		5.00%		12/01/25	18,000,000	18,139,145
2nd Sub Revenue BAN Series 2021A		5.00%		11/01/25	2,535,000	2,553,377
General RB Series 2001C (LOC: BARCLAYS BANK PLC)	(a)	3.90%		07/01/25	585,000	585,000
General RB Series 2003B2 (LOC: TD BANK NA)	(a)	3.95%		07/01/25	1,150,000	1,150,000
General RB Series 2005A (LOC: BARCLAYS BANK PLC)	(a)	1.75%		07/07/25	11,285,000	11,285,000
General RB Series 2008B2		4.00%		11/15/25	150,000	150,410
General RB Series 2017A		5.00%		11/15/25	100,000	100,640
General RB Series 2018A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	1,250,000	1,250,000
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
35

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General RB Series 2019A (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	3,305,000	3,305,000
General RB Series 2020A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	4,800,000	4,800,000
General RB Series 2021A (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,750,000	2,750,000
General RB Series 2021A (LIQ: TORONTO-DOMINION BANK/THE)	(c)(d)(e)	1.95%		07/07/25	10,365,000	10,365,000
General RB Series 2022A 2023B (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	8,225,000	8,225,000
General RB Series 2023B1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	24,975,000	24,975,000
General RB Series 2023B1 & 2020A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	3,120,000	3,120,000
General Refunding RB Series 2005B3 (LOC: BANK OF AMERICA NA)	(a)	4.05%		07/01/25	6,780,000	6,780,000
General Refunding RB Series 2005B4A (LOC: TD BANK NA)	(a)	3.95%		07/01/25	3,020,000	3,020,000
General Refunding RB Series 2018B		5.00%		11/15/25	110,000	110,546
General Refunding RB Series 2023A		5.00%		11/15/25	150,000	150,960
Payroll Mobility Tax Sr Lien Bond Series 2021A1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	11,465,000	11,465,000
Payroll Mobility Tax Sr Lien Bonds Series 2021B1 (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%		07/07/25	2,665,000	2,665,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	3,875,000	3,875,000
Payroll Mobility Tax Sr Lien Bonds Series 2022A, 2021C1A & 2021C3 (LIQ: DEUTSCHE BANK AG)	(c)(d)(e)	1.97%		07/07/25	8,387,000	8,387,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	1,040,000	1,040,000
Payroll Mobility Tax Sr Lien Bonds Series 2022C (LIQ: MORGAN STANLEY BANK NA)	(c)(d)(e)	1.95%		07/07/25	3,000,000	3,000,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	1,875,000	1,875,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	1.95%		07/07/25	8,610,000	8,610,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	4,555,000	4,555,000
Payroll Mobility Tax Sr Lien Bonds Series 2022D2 (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	4,840,000	4,840,000
Payroll Mobility Tax Sr Lien Bonds Series 2024B1 (LIQ: ROYAL BANK OF CANADA)	(c)(d)(e)	1.95%		07/07/25	5,060,000	5,060,000
Payroll Mobility Tax Sr Lien Refunding RB Series 2023C (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	4,025,000	4,025,000
Payroll Mobility Tax Sr. Lien Bonds Series 2021A1 (LIQ: TORONTO-DOMINION BANK/THE)	(c)(d)(e)	1.95%		07/07/25	20,380,000	20,380,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022C (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,670,000	2,670,000
Payroll Mobility Tax Sr. Lien Bonds Series 2022D2 (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	4,100,000	4,100,000
Sales Tax RB Series 2022A (LIQ: BARCLAYS BANK PLC)	(c)(d)(e)	3.90%		07/01/25	5,000,000	5,000,000
Sales Tax RB Series 2022A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	3,625,000	3,625,000
Sales Tax RB Series 2022A (LIQ: TORONTO-DOMINION BANK/THE)	(c)(d)(e)	1.96%		07/07/25	15,000,000	15,000,000
Sales Tax RB Series 2023A (LIQ: BANK OF AMERICA NA)	(c)(d)(e)	1.95%		07/07/25	23,290,000	23,290,000
Sales Tax RB Series 2023A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	1.95%		07/07/25	11,835,000	11,835,000
Sales Tax RB Series 2023A (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	23,715,000	23,715,000
See financial notes
36
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sales Tax RB Series 2023A & 2022A & 2024A (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	60,000	60,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	9,000,000	9,000,000
Sales Tax RB Series 2024A1 (LIQ: JPMORGAN CHASE BANK NA)	(c)(d)(e)	4.05%		07/01/25	6,450,000	6,450,000
Sales Tax RB Series 2024A1 (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	2,265,000	2,265,000
Sales Tax RB Series 2024A1 (LIQ: WELLS FARGO BANK NA)	(c)(d)(e)	1.95%		07/07/25	16,185,000	16,185,000
Ulster Cnty
BAN 2024		3.75%		11/14/25	16,000,000	16,035,531
Vestal CSD
GO BAN 2024A		4.00%		07/18/25	14,500,000	14,506,342
GO BAN 2024B		4.00%		09/26/25	2,143,800	2,147,806
Wappingers CSD
BAN 2024		4.25%		08/08/25	4,000,000	4,003,869
Warren & Washington Cnty IDA
Civic Facility RB (Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	(a)	2.95%		07/07/25	495,000	495,000
Webster
BAN 2024A		4.00%		08/26/25	400,000	400,365
West Genesee CSD
BAN 2025A		3.75%		06/25/26	5,000,000	5,031,917
						2,898,812,429
Total Municipal Securities (Cost $2,899,692,429)						2,899,692,429
Total Investments in Securities (Cost $2,899,692,429)						2,899,692,429

(a)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(b)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,360,622,000 or 47.0% of net assets.

(d)	Variable rate security; rate shown is effective rate at period end.
(e)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
37

Schwab New York Municipal Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
38
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$2,899,692,429
Cash		5,492
Receivables:
Fund shares sold		16,272,857
Interest		14,996,287
Prepaid expenses	+	92,481
Total assets		2,931,059,546

Liabilities
Payables:
Investments bought - delayed-delivery		21,256,295
Fund shares redeemed		10,967,300
Distributions to shareholders		1,215,435
Investment adviser and administrator fees		403,858
Shareholder service fees		22,089
Accrued expenses	+	64,197
Total liabilities		33,929,174
Net assets		$2,897,130,372

Net Assets by Source
Capital received from investors		$2,897,045,800
Total distributable earnings	+	84,572
Net assets		$2,897,130,372

Net Asset Value (NAV) by Share Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$1,072,927,034		1,072,719,272		$1.00
Ultra Shares	$1,824,203,338		1,823,838,960		$1.00

See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
39

Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$39,375,898

Expenses
Investment adviser and administrator fees		2,660,394
Shareholder service fees:
Investor Shares		787,921
Registration fees		56,609
Portfolio accounting fees		52,739
Independent trustees’ fees		24,577
Professional fees		18,396
Shareholder reports		5,167
Custodian fees		4,796
Transfer agent fees		625
Other expenses	+	10,117
Total expenses		3,621,341
Expense reduction	–	171,296
Net expenses	–	3,450,045
Net investment income		35,925,853

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		84,572
Increase in net assets resulting from operations		$36,010,425
See financial notes
40
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$35,925,853	$77,897,964
Net realized gains	+	84,572	108,928
Increase in net assets from operations		$36,010,425	$78,006,892

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares		($13,011,323 )	($29,518,677 )
Ultra Shares	+	(22,914,530)	(48,449,872)
Total distributions		($35,925,853 )	($77,968,549 )

TRANSACTIONS IN FUND SHARES*
Shares Sold
Investor Shares		794,337,188	1,290,573,712
Ultra Shares	+	1,547,976,140	2,487,149,695
Total shares sold		2,342,313,328	3,777,723,407
Shares Reinvested
Investor Shares		10,297,675	23,280,795
Ultra Shares	+	17,534,585	36,261,426
Total shares reinvested		27,832,260	59,542,221
Shares Redeemed
Investor Shares		(785,881,111)	(1,248,669,663)
Ultra Shares	+	(1,589,762,734)	(2,069,533,249)
Total shares redeemed		(2,375,643,845)	(3,318,202,912)
Net transactions in fund shares		(5,498,257)	519,062,716

NET ASSETS
Beginning of period		$2,902,544,057	$2,383,442,998
Total increase (decrease)	+	(5,413,685)	519,101,059
End of period		$2,897,130,372	$2,902,544,057

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
41

Schwab Municipal Money Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab California Municipal Money Fund	Schwab Prime Advantage Money Fund
Schwab New York Municipal Money Fund	Schwab Retirement Government Money Fund
Schwab Government Money Fund	Schwab Municipal Money Fund
Schwab U.S. Treasury Money Fund	Schwab AMT Tax-Free Money Fund
Schwab Treasury Obligations Money Fund
Each fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab California Municipal Money Fund’s goal is to seek the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in money market securities from California issuers and from municipal agencies, U.S. territories and possessions.
The Schwab New York Municipal Money Fund’s goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
42
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2025, each of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions and When-Issued Securities: The funds may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. Each fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) each fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the funds.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
43

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each of the fund’s financial statements.
44
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Credit and Liquidity Enhancements:
A substantial portion of each funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to 10% or greater of investments in securities in each fund.
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
% of total assets in securities with credit enhancements or liquidity enhancements	74%	80%
% of total assets in securities with credit enhancements or liquidity enhancements 10% or greater from a single institution	13%	11%
	(Bank of America NA)	(JPMorgan Chase Bank NA)
For additional information, please refer to each funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit "LOC," guaranty "GTY" and/or liquidity agreement "LIQ," respectively, along with the institution providing the enhancement.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment advisor and the trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of the investment adviser (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
45

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below, calculated based on the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers.
Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
SHAREHOLDER SERVICING FEE
Investor Shares	0.15%
Ultra Shares	n/a
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with each fund, for so long as the investment adviser serves as the investment adviser to the funds, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) as follows:
	SCHWAB CALIFORNIA MUNICIPAL MONEY FUND	SCHWAB NEW YORK MUNICIPAL MONEY FUND
Investor Shares	0.34%	0.34%
Ultra Shares	0.19%	0.19%
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers in the Statement of Operations. For the period ended June 30, 2025, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab California Municipal Money Fund	$199,292,196	$48,411,181	$0
Schwab New York Municipal Money Fund	3,708,992	12,697,790	0
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.
46
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Financial Notes, unaudited (continued)

 6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings by any of the funds  from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the funds’ investments were as follows:
TAX COST
Schwab California Municipal Money Fund	$9,336,347,277
Schwab New York Municipal Money Fund	2,899,692,429
As of December 31, 2024, the funds had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab California Municipal Money Fund	$246,358,954	$279,143
Schwab New York Municipal Money Fund	77,884,885	83,664
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in each fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
47

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
48
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
49

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
50
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
51

Schwab Municipal Money Funds
technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s operation as a money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of such Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser and its affiliates practice of waiving certain fees to prevent total annual operating expenses of the Funds from exceeding a specified cap. The Trustee’s also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Funds for so long as the investment adviser serves as the adviser to the Funds, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The
Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of such Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at
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Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements

Schwab Municipal Money Funds
subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Municipal Money Funds | Semiannual Holdings and Financial Statements
53

MFR13603-29
00315735

Semiannual Holdings and Financial Statements | June 30, 2025
Schwab Retirement Government Money Fund

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
1

Schwab Retirement Government Money Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/25– 6/30/25*	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.02	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Distributions from net realized gains	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Total distributions	(0.02)	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.11%[3]	5.14%	4.97%	1.47%	0.01%	0.40%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	0.19%[4]	0.19%	0.19%	0.17%[5,6]	0.07%[6]	0.18%[6]
Total expenses	0.21%[4]	0.21%	0.21%	0.21%[5]	0.21%	0.31%
Net investment income (loss)	4.22%[4]	5.01%	4.87%	1.50%	0.01%	0.38%
Net assets, end of period (x 1,000,000)	$2,480	$2,184	$1,947	$1,661	$1,610	$1,804

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes
2
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 29.8% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		5.00%		07/15/25	1,000,000	1,000,037
(3 mo. US TBILL + 0.18%)	(a)	4.42%	07/01/25	07/17/25	5,700,000	5,700,000
		3.15%		07/21/25	700,000	699,565
(SOFR + 0.16%)	(a)	4.55%	07/01/25	07/21/25	1,100,000	1,100,000
		4.75%		07/29/25	1,500,000	1,499,900
		0.68%		08/04/25	900,000	896,921
	(b)	4.24%		08/11/25	1,500,000	1,492,945
		4.38%		08/13/25	2,000,000	1,999,712
	(b)	4.26%		08/20/25	2,100,000	2,087,663
(EFFR + 0.14%)	(a)	4.47%	07/01/25	08/20/25	2,900,000	2,900,000
		4.25%		09/05/25	1,700,000	1,699,682
(EFFR + 0.13%)	(a)	4.46%	07/01/25	09/15/25	3,400,000	3,400,000
(EFFR + 0.16%)	(a)	4.40%	07/01/25	09/23/25	2,200,000	2,200,000
(EFFR + 0.15%)	(a)	4.48%	07/01/25	09/26/25	2,000,000	2,000,000
	(b)	4.07%		10/02/25	1,000,000	989,693
(SOFR + 0.16%)	(a)	4.55%	07/01/25	10/06/25	5,600,000	5,600,623
		5.13%		10/10/25	4,100,000	4,108,657
(SOFR + 0.16%)	(a)	4.55%	07/01/25	10/17/25	3,500,000	3,500,000
		5.13%		10/20/25	700,000	701,632
(SOFR + 0.13%)	(a)	4.52%	07/01/25	10/21/25	6,800,000	6,800,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	10/29/25	5,000,000	5,000,564
(EFFR + 0.14%)	(a)	4.47%	07/01/25	11/10/25	1,300,000	1,300,354
(SOFR + 0.16%)	(a)	4.55%	07/01/25	11/14/25	6,000,000	6,000,000
(SOFR + 0.16%)	(a)	4.55%	07/01/25	11/28/25	1,000,000	1,000,000
	(b)	4.25%		12/05/25	1,000,000	981,814
(SOFR + 0.15%)	(a)	4.54%	07/01/25	12/15/25	500,000	500,000
	(b)	4.24%		12/16/25	1,200,000	1,176,760
(SOFR + 0.09%)	(a)	4.48%	07/01/25	12/22/25	4,300,000	4,300,000
(SOFR + 0.06%)	(a)	4.45%	07/01/25	12/30/25	2,900,000	2,900,000
(EFFR + 0.12%)	(a)	4.45%	07/01/25	01/08/26	6,300,000	6,300,000
(SOFR + 0.05%)	(a)	4.44%	07/01/25	01/28/26	11,000,000	11,000,184
(SOFR + 0.08%)	(a)	4.47%	07/01/25	01/28/26	3,200,000	3,200,000
	(b)	4.17%		03/04/26	1,500,000	1,458,590
		0.68%		03/09/26	800,000	781,331
	(b)	4.17%		03/11/26	1,500,000	1,457,412
(SOFR + 0.11%)	(a)	4.50%	07/01/25	03/11/26	1,100,000	1,100,000
(SOFR + 0.07%)	(a)	4.46%	07/01/25	03/23/26	1,400,000	1,400,000
(EFFR + 0.10%)	(a)	4.43%	07/01/25	04/01/26	2,900,000	2,900,000
(SOFR + 0.10%)	(a)	4.49%	07/01/25	04/17/26	3,200,000	3,200,000
(SOFR + 0.06%)	(a)	4.45%	07/01/25	04/28/26	3,000,000	3,000,000
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
3

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(SOFR + 0.10%)	(a)	4.49%	07/01/25	05/05/26	3,000,000	3,000,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	05/06/26	5,600,000	5,600,000
(EFFR + 0.09%)	(a)	4.42%	07/01/25	05/07/26	3,300,000	3,300,000
(EFFR + 0.10%)	(a)	4.43%	07/01/25	05/08/26	4,800,000	4,800,000
(SOFR + 0.04%)	(a)	4.43%	07/01/25	05/28/26	1,200,000	1,200,000
(SOFR + 0.05%)	(a)	4.44%	07/01/25	06/18/26	3,500,000	3,500,000
		4.38%		06/23/26	3,400,000	3,411,492
(SOFR + 0.10%)	(a)	4.49%	07/01/25	06/24/26	4,500,000	4,500,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	06/24/26	3,000,000	3,000,000
(SOFR + 0.05%)	(a)	4.44%	07/02/25	07/02/26	3,000,000	3,000,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	07/10/26	1,000,000	1,000,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	07/23/26	1,800,000	1,800,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	09/03/26	500,000	500,000
(SOFR + 0.15%)	(a)	4.54%	07/01/25	09/23/26	4,300,000	4,300,000
(SOFR + 0.05%)	(a)	4.44%	07/01/25	10/02/26	3,500,000	3,500,000
(SOFR + 0.16%)	(a)	4.55%	07/01/25	10/30/26	3,600,000	3,600,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	11/18/26	2,100,000	2,100,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	12/23/26	10,000,000	10,000,000
(SOFR + 0.15%)	(a)	4.54%	07/01/25	01/21/27	1,600,000	1,600,000
(EFFR + 0.09%)	(a)	4.42%	07/01/25	01/25/27	4,800,000	4,800,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	02/03/27	3,500,000	3,500,000
(SOFR + 0.10%)	(a)	4.49%	07/01/25	02/12/27	2,500,000	2,500,000
(EFFR + 0.10%)	(a)	4.43%	07/01/25	02/18/27	2,200,000	2,200,000
(EFFR + 0.09%)	(a)	4.42%	07/01/25	03/10/27	25,000,000	25,000,000
(SOFR + 0.09%)	(a)	4.48%	07/01/25	03/11/27	1,200,000	1,200,000
(SOFR + 0.07%)	(a)	4.46%	07/01/25	04/01/27	8,400,000	8,400,000
(SOFR + 0.08%)	(a)	4.47%	07/01/25	04/01/27	4,400,000	4,400,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	04/16/27	3,000,000	3,000,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	04/23/27	7,400,000	7,400,000
(3 mo. US TBILL + 0.16%)	(a)	4.40%	07/01/25	05/19/27	1,900,000	1,900,000
FEDERAL HOME LOAN BANKS
(SOFR + 0.00%)	(a)	4.39%	07/01/25	07/02/25	5,600,000	5,600,000
	(b)	4.30%		07/07/25	7,200,000	7,194,972
(SOFR + 0.16%)	(a)	4.55%	07/01/25	07/10/25	3,200,000	3,200,080
	(b)	4.21%		07/11/25	5,900,000	5,893,272
	(b)	4.23%		07/11/25	1,000,000	998,853
(SOFR + 0.03%)	(a)	4.42%	07/01/25	07/11/25	6,400,000	6,400,000
	(b)	4.23%		07/17/25	3,000,000	2,994,407
	(b)	4.26%		07/18/25	4,900,000	4,890,374
	(b)	4.83%		07/23/25	700,000	698,028
(SOFR + 0.16%)	(a)	4.55%	07/01/25	07/28/25	3,700,000	3,700,000
	(b)	4.22%		07/31/25	10,200,000	10,164,555
	(b)	4.26%		08/06/25	2,900,000	2,887,733
		4.13%		08/07/25	3,600,000	3,599,927
(SOFR + 0.01%)	(a)	4.40%	07/01/25	08/12/25	4,800,000	4,800,000
	(b)	4.19%		08/15/25	5,800,000	5,770,094
	(b)	4.21%		08/15/25	7,100,000	7,063,568
(SOFR + 0.01%)	(a)	4.40%	07/01/25	08/18/25	7,100,000	7,100,000
(SOFR + 0.06%)	(a)	4.45%	07/01/25	08/19/25	2,900,000	2,900,060
(SOFR + 0.16%)	(a)	4.55%	07/01/25	08/22/25	5,400,000	5,400,000
See financial notes
4
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	(b)	4.22%		08/25/25	5,900,000	5,862,457
	(b)	4.24%		08/26/25	5,900,000	5,861,545
(SOFR + 0.02%)	(a)	4.41%	07/01/25	08/27/25	7,400,000	7,400,000
		4.00%		08/28/25	1,400,000	1,399,024
	(b)	4.18%		08/29/25	5,800,000	5,760,980
(SOFR + 0.01%)	(a)	4.40%	07/01/25	09/02/25	5,500,000	5,500,000
	(b)	4.26%		09/10/25	3,600,000	3,570,180
	(b)	4.29%		09/12/25	700,000	694,109
	(b)	4.19%		09/17/25	6,200,000	6,145,259
(SOFR + 0.02%)	(a)	4.41%	07/01/25	10/03/25	7,300,000	7,300,000
	(b)	4.18%		10/06/25	4,400,000	4,351,274
(SOFR + 0.02%)	(a)	4.41%	07/01/25	10/06/25	6,900,000	6,900,000
(SOFR + 0.02%)	(a)	4.41%	07/01/25	10/10/25	3,600,000	3,600,000
(SOFR + 0.01%)	(a)	4.40%	07/01/25	10/17/25	4,100,000	4,100,000
	(b)	4.26%		10/31/25	4,400,000	4,337,373
(SOFR + 0.01%)	(a)	4.40%	07/01/25	11/12/25	7,300,000	7,300,000
(SOFR + 0.02%)	(a)	4.41%	07/01/25	11/14/25	5,500,000	5,500,000
(SOFR + 0.03%)	(a)	4.42%	07/01/25	11/28/25	4,100,000	4,100,000
		4.21%		01/09/26	6,600,000	6,598,011
(SOFR + 0.01%)	(a)	4.40%	07/01/25	01/12/26	7,300,000	7,300,000
(SOFR + 0.04%)	(a)	4.43%	07/01/25	01/22/26	2,500,000	2,500,000
		4.38%		01/30/26	4,300,000	4,300,000
		4.40%		02/09/26	4,300,000	4,300,000
(SOFR + 0.03%)	(a)	4.42%	07/01/25	02/17/26	3,300,000	3,300,000
		0.68%		02/24/26	700,000	684,998
		4.34%		02/25/26	3,400,000	3,400,000
	(b)	4.17%		02/26/26	7,300,000	7,103,143
		0.96%		03/05/26	1,000,000	979,489
		4.35%		03/06/26	9,500,000	9,500,000
		4.41%		03/17/26	3,400,000	3,400,000
		4.37%		03/20/26	4,000,000	4,000,000
		4.34%		03/27/26	500,000	500,000
(SOFR + 0.02%)	(a)	4.41%	07/02/25	04/02/26	7,400,000	7,400,000
		4.37%		04/06/26	20,000,000	20,000,000
		4.36%		04/10/26	2,200,000	2,200,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	04/10/26	1,000,000	1,000,000
		4.38%		04/27/26	4,300,000	4,300,000
(SOFR + 0.04%)	(a)	4.43%	07/01/25	04/28/26	3,400,000	3,400,000
		4.33%		05/08/26	4,400,000	4,400,000
		4.33%		05/15/26	3,600,000	3,600,000
		4.25%		05/22/26	7,000,000	7,000,000
		4.36%		05/22/26	7,300,000	7,300,000
		4.35%		05/28/26	2,900,000	2,900,000
		4.38%		06/01/26	4,400,000	4,400,000
		4.37%		06/02/26	8,100,000	8,100,000
		4.40%		06/02/26	4,400,000	4,400,000
		4.40%		06/05/26	3,700,000	3,700,000
		4.38%		06/12/26	1,100,000	1,103,549
		4.44%		06/12/26	7,300,000	7,300,000
	(b)	4.13%		06/16/26	500,000	480,750
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
5

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.40%		07/10/26	4,400,000	4,400,000
		4.42%		07/10/26	4,000,000	4,000,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	07/21/26	2,200,000	2,200,000
(SOFR + 0.09%)	(a)	4.48%	07/01/25	07/23/26	7,600,000	7,600,000
		4.32%		07/24/26	5,100,000	5,100,000
		4.36%		07/24/26	4,400,000	4,400,000
(SOFR + 0.18%)	(a)	4.57%	07/01/25	09/18/26	4,300,000	4,300,000
(SOFR + 0.19%)	(a)	4.58%	07/01/25	09/24/26	4,300,000	4,300,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	10/08/26	2,100,000	2,100,000
(SOFR + 0.10%)	(a)	4.49%	07/01/25	10/21/26	3,000,000	3,000,000
(SOFR + 0.10%)	(a)	4.49%	07/01/25	10/23/26	7,300,000	7,300,000
(SOFR + 0.19%)	(a)	4.58%	07/01/25	12/23/26	2,200,000	2,200,000
(SOFR + 0.05%)	(a)	4.44%	07/01/25	12/28/26	2,900,000	2,899,790
(SOFR + 0.06%)	(a)	4.45%	07/01/25	01/04/27	5,000,000	5,000,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	01/25/27	5,800,000	5,800,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	03/04/27	4,000,000	4,000,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	03/10/27	3,300,000	3,300,000
(SOFR + 0.07%)	(a)	4.46%	07/01/25	03/25/27	4,300,000	4,300,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	04/09/27	4,300,000	4,300,000
(SOFR + 0.10%)	(a)	4.49%	07/01/25	06/17/27	3,700,000	3,700,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	06/17/27	4,400,000	4,400,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		0.38%		07/21/25	6,800,000	6,783,971
		4.05%		08/28/25	2,200,000	2,198,446
		4.20%		08/28/25	700,000	699,464
		0.38%		09/23/25	15,100,000	14,978,238
		0.60%		10/20/25	900,000	890,938
	(b)	4.21%		11/07/25	7,500,000	7,388,738
(SOFR + 0.11%)	(a)	4.50%	07/01/25	03/05/26	4,600,000	4,600,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	04/02/26	1,800,000	1,800,000
(SOFR + 0.11%)	(a)	4.50%	07/01/25	05/07/26	2,000,000	2,000,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	09/04/26	1,800,000	1,800,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	09/23/26	3,900,000	3,900,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	10/16/26	2,100,000	2,100,000
(SOFR + 0.13%)	(a)	4.52%	07/01/25	04/23/27	5,100,000	5,100,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		0.38%		08/25/25	700,000	696,263
		0.54%		10/27/25	5,380,000	5,316,502
(SOFR + 0.10%)	(a)	4.49%	07/01/25	06/18/26	3,000,000	3,000,000
(SOFR + 0.12%)	(a)	4.51%	07/01/25	07/29/26	1,300,000	1,300,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	08/21/26	7,100,000	7,100,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	10/23/26	2,900,000	2,900,345
(SOFR + 0.14%)	(a)	4.53%	07/01/25	11/20/26	4,000,000	4,000,000
(SOFR + 0.14%)	(a)	4.53%	07/01/25	12/11/26	2,000,000	2,000,000
Total U.S. Government Agency Debt (Cost $738,286,290)						738,286,290

See financial notes
6
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. TREASURY DEBT 6.1% OF NET ASSETS
UNITED STATES TREASURY
		2.25%		11/15/25	1,500,000	1,488,952
		0.38%		11/30/25	8,900,000	8,760,201
		4.88%		11/30/25	2,300,000	2,305,345
		0.38%		12/31/25	12,800,000	12,558,214
		2.63%		12/31/25	7,400,000	7,341,155
		4.25%		12/31/25	13,800,000	13,799,307
		3.88%		01/15/26	3,200,000	3,193,565
		0.38%		01/31/26	3,800,000	3,716,934
		2.63%		01/31/26	2,300,000	2,279,034
		4.25%		01/31/26	2,000,000	2,000,237
(3 mo. US TBILL + 0.25%)	(a)	4.49%	07/01/25	01/31/26	12,400,000	12,407,907
		1.63%		02/15/26	3,700,000	3,640,886
		4.00%		02/15/26	1,400,000	1,397,939
		0.50%		02/28/26	2,400,000	2,344,838
		4.63%		03/15/26	4,200,000	4,208,357
		4.50%		03/31/26	5,400,000	5,415,212
		0.75%		04/30/26	2,400,000	2,334,066
		2.38%		04/30/26	4,500,000	4,433,916
(3 mo. US TBILL + 0.15%)	(a)	4.39%	07/01/25	04/30/26	500,000	500,026
		4.88%		04/30/26	6,900,000	6,939,417
		1.63%		05/15/26	1,100,000	1,076,213
		3.63%		05/15/26	8,400,000	8,360,443
		0.75%		05/31/26	2,700,000	2,617,412
		4.88%		05/31/26	2,500,000	2,518,927
		0.88%		06/30/26	8,500,000	8,232,251
		4.63%		06/30/26	3,000,000	3,014,834
(3 mo. US TBILL + 0.18%)	(a)	4.42%	07/01/25	07/31/26	3,500,000	3,499,840
(3 mo. US TBILL + 0.21%)	(a)	4.45%	07/01/25	10/31/26	2,500,000	2,503,349
(3 mo. US TBILL + 0.10%)	(a)	4.34%	07/01/25	01/31/27	5,200,000	5,198,922
(3 mo. US TBILL + 0.16%)	(a)	4.40%	07/01/25	04/30/27	13,700,000	13,703,670
Total U.S. Treasury Debt (Cost $151,791,369)						151,791,369

VARIABLE RATE DEMAND NOTES 0.3% OF NET ASSETS
BRIDGE WF II PARKWAY CLUB LLC
TAXABLE M/F HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.45%		07/07/25	3,100,000	3,100,000
RIVERSIDE HOME LENDING
TAXABLE S/F RENTAL HOUSING RB SERIES 2021A (LOC: FEDERAL HOME LOAN BANKS)	(c)	4.45%		07/07/25	4,200,000	4,200,000
Total Variable Rate Demand Notes (Cost $7,300,000)						7,300,000
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
7

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 64.4% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 37.0%
BANCO SANTANDER SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	4,000,489	4,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $4,119,999, 4.38% - 5.00%, due 07/15/27 - 01/01/53)
BANK OF AMERICA NA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,088, 4.88%, due 05/31/26)
BANK OF MONTREAL
Issued 06/30/25, repurchase date 07/01/25		4.38%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,125, 5.96%, due 05/20/72)
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	5,000,611	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,150,629, 1.50% - 6.50%, due 12/01/27 - 08/20/49)
Issued 06/05/25, repurchase date 07/07/25		4.32%		07/07/25	59,226,560	59,000,000
(Collateralized by U.S. Government Agency Securities valued at $61,003,357, 1.50% - 6.90%, due 11/15/26 - 01/15/67)
BNP PARIBAS SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	5,000,611	5,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $5,242,272, 1.50% - 6.50%, due 11/30/29 - 06/01/55)
BOFA SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	14,001,711	14,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $14,336,721, 0.75% - 5.70%, due 07/15/30 - 04/20/70)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	15,001,833	15,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $15,376,321, 2.75% - 5.20%, due 08/15/42 - 03/20/73)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	3,000,367	3,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,090,012, 1.54% - 7.00%, due 11/15/25 - 04/01/55)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,300,159	1,300,000
(Collateralized by U.S. Treasury Securities valued at $1,326,220, 0.75% - 4.88%, due 05/15/26 - 06/30/26)
Issued 05/29/25, repurchase date 08/27/25		4.39%		08/27/25	7,076,825	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,350,335, 2.50% - 3.50%, due 03/25/58 - 11/25/61)
See financial notes
8
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,050,129, 1.25%, due 12/25/30)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	14,001,711	14,000,000
(Collateralized by U.S. Government Agency Securities valued at $14,541,102, 3.00% - 7.00%, due 07/16/26 - 06/01/55)
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.41%		07/01/25	41,005,023	41,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $42,229,578, 2.00% - 7.00%, due 07/01/29 - 12/01/62)
GOLDMAN SACHS & CO LLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	28,003,422	28,000,000
(Collateralized by U.S. Government Agency Securities valued at $28,566,857, 2.50% - 6.50%, due 09/15/33 - 03/20/55)
Issued 06/25/25, repurchase date 07/02/25		4.34%		07/02/25	58,048,946	58,000,000
(Collateralized by U.S. Government Agency Securities valued at $59,577,950, 2.25% - 6.50%, due 02/16/40 - 05/16/57)
Issued 06/27/25, repurchase date 07/03/25		4.38%		07/03/25	89,064,970	89,000,000
(Collateralized by U.S. Government Agency Securities valued at $90,874,659, 1.50% - 6.50%, due 08/01/30 - 01/16/65)
JP MORGAN SECURITIES LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	1,000,122	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 6.50%, due 05/20/55)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	49,005,989	49,000,000
(Collateralized by U.S. Government Agency Securities valued at $50,470,001, 2.00% - 7.50%, due 08/01/30 - 02/20/65)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	55,006,722	55,000,000
(Collateralized by U.S. Government Agency Securities valued at $56,650,001, 2.00% - 7.50%, due 12/20/29 - 05/20/65)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	5,000,611	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,150,001, 4.72% - 6.00%, due 03/15/37 - 11/25/53)
Issued 04/14/25, repurchase date 10/21/25	(a)	4.54%	07/01/25	10/03/25	15,325,367	15,000,000
(Collateralized by U.S. Government Agency Securities valued at $15,450,001, 2.50% - 5.46%, due 12/25/49 - 12/25/54) (SOFR + 0.15%)
Issued 05/05/25, repurchase date 11/10/25	(a)	4.54%	07/01/25	10/03/25	37,704,583	37,000,000
(Collateralized by U.S. Government Agency Securities valued at $38,110,002, 5.00%, due 05/20/55) (SOFR + 0.15%)
MIZUHO SECURITIES USA LLC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	7,000,856	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,079, 4.45%, due 10/31/26)
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
9

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
NOMURA SECURITIES INTERNATIONAL INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	3,000,367	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,090,957, 2.50% - 7.04%, due 01/01/30 - 03/01/50)
RBC DOMINION SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	13,001,589	13,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $13,337,936, 1.88% - 6.50%, due 09/15/27 - 05/20/55)
Issued 06/20/25, repurchase date 07/31/25		4.31%		07/07/25	59,120,081	59,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $61,014,069, 0.13% - 7.00%, due 11/15/26 - 05/20/55)
ROYAL BANK OF CANADA
Issued 05/09/25, repurchase date 07/18/25		4.33%		07/07/25	47,333,530	47,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $48,343,685, 2.25% - 7.50%, due 11/30/26 - 06/20/54)
Issued 05/23/25, repurchase date 07/21/25		4.33%		07/07/25	16,086,600	16,000,000
(Collateralized by U.S. Government Agency Securities valued at $16,596,948, 2.00% - 6.00%, due 08/01/42 - 05/01/55)
Issued 05/09/25, repurchase date 07/18/25		4.33%		07/07/25	74,525,133	74,000,000
(Collateralized by U.S. Government Agency Securities valued at $76,861,730, 2.00% - 6.06%, due 08/01/42 - 05/01/55)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	8,000,978	8,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,239,973, 2.00% - 7.00%, due 05/15/43 - 06/01/55)
TRUIST BANK
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	11,001,344	11,000,000
(Collateralized by U.S. Government Agency Securities valued at $11,330,000, 2.00%, due 10/01/51)
WELLS FARGO BANK NA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	54,006,600	54,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $55,940,948, 0.13% - 6.00%, due 04/15/30 - 05/01/55)
Issued 06/25/25, repurchase date 07/02/25		4.35%		07/02/25	14,011,842	14,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $14,567,034, 0.13% - 6.50%, due 02/01/29 - 03/01/55)
Issued 06/27/25, repurchase date 07/03/25		4.39%		07/03/25	44,032,193	44,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $46,082,205, 0.13% - 6.50%, due 11/01/46 - 06/01/55)
WELLS FARGO SECURITIES LLC
Issued 06/27/25, repurchase date 07/03/25		4.39%		07/03/25	59,043,168	59,000,000
(Collateralized by U.S. Government Agency Securities valued at $61,404,895, 2.00% - 7.00%, due 06/01/30 - 05/01/56)
						917,300,000
See financial notes
10
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
U.S. TREASURY REPURCHASE AGREEMENTS 27.4%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	13,001,585	13,000,000
(Collateralized by U.S. Treasury Securities valued at $13,260,008, 0.13% - 4.13%, due 11/30/26 - 02/15/51)
BANCO SANTANDER SA
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	11,001,344	11,000,000
(Collateralized by U.S. Treasury Securities valued at $11,220,000, 0.38% - 4.38%, due 08/31/27 - 02/28/29)
BARCLAYS BANK PLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	5,000,610	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,662, 0.00% - 1.63%, due 07/10/25 - 05/15/31)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	2,297,833	2,297,553
(Collateralized by U.S. Treasury Securities valued at $2,343,812, 0.00% - 4.50%, due 07/10/25 - 11/15/54)
BNP PARIBAS SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	10,001,219	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,201,313, 1.88% - 4.50%, due 10/15/27 - 11/15/54)
BOFA SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	15,001,829	15,000,000
(Collateralized by U.S. Treasury Securities valued at $15,300,012, 1.50% - 5.00%, due 05/15/45 - 02/15/53)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	8,000,976	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,054, 0.38% - 4.88%, due 11/15/25 - 05/15/50)
CITIGROUP GLOBAL MARKETS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	37,004,512	37,000,000
(Collateralized by U.S. Treasury Securities valued at $37,753,861, 1.38% - 4.38%, due 11/30/28 - 01/31/29)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	3,000,366	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,410, 1.50%, due 11/30/28)
Issued 06/25/25, repurchase date 07/02/25		4.33%		07/02/25	15,012,629	15,000,000
(Collateralized by U.S. Treasury Securities valued at $15,312,902, 3.50%, due 01/31/28)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	2,000,244	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,009, 0.00%, due 05/14/26)
DEUTSCHE BANK AG (NEW YORK BRANCH)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	5,000,611	5,000,000
(Collateralized by U.S. Treasury Securities valued at $5,100,705, 0.00%, due 12/18/25)
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
11

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
FEDERAL RESERVE BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.25%		07/01/25	171,020,188	171,000,000
(Collateralized by U.S. Treasury Securities valued at $171,020,189, 0.63%, due 05/15/30)
FICC - BANK OF NEW YORK
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	63,007,700	63,000,000
(Collateralized by U.S. Treasury Securities valued at $64,260,031, 2.00%, due 11/15/41)
FICC - STATE STREET BANK AND TRUST CO
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	47,005,744	47,000,000
(Collateralized by U.S. Treasury Securities valued at $47,940,037, 1.63%, due 05/15/31)
Issued 06/30/25, repurchase date 07/01/25		4.40%		07/01/25	21,002,567	21,000,000
(Collateralized by U.S. Treasury Securities valued at $21,420,117, 4.25%, due 06/30/31)
GOLDMAN SACHS & CO LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	17,002,073	17,000,000
(Collateralized by U.S. Treasury Securities valued at $17,340,073, 4.63%, due 05/15/44)
JP MORGAN SECURITIES LLC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	59,007,195	59,000,000
(Collateralized by U.S. Treasury Securities valued at $60,180,082, 0.00% - 3.75%, due 06/11/26 - 06/30/27)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	59,007,195	59,000,000
(Collateralized by U.S. Treasury Securities valued at $60,180,001, 0.00% - 3.75%, due 12/11/25 - 06/30/27)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	26,003,171	26,000,000
(Collateralized by U.S. Treasury Securities valued at $26,520,024, 2.38% - 4.38%, due 03/31/29 - 02/15/38)
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	59,007,195	59,000,000
(Collateralized by U.S. Treasury Securities valued at $60,180,013, 1.75%, due 11/15/29)
MUFG SECURITIES AMERICAS INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	8,000,976	8,000,000
(Collateralized by U.S. Treasury Securities valued at $8,160,019, 1.88%, due 02/15/51)
RBC DOMINION SECURITIES INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	14,001,707	14,000,000
(Collateralized by U.S. Treasury Securities valued at $14,281,789, 0.13% - 4.25%, due 07/15/26 - 02/15/54)
See financial notes
12
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Portfolio Holdings  as of June 30, 2025 (Unaudited) (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
SMBC NIKKO SECURITIES AMERICA INC
Issued 06/30/25, repurchase date 07/01/25		4.39%		07/01/25	10,001,219	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,012, 0.50% - 4.13%, due 06/30/26 - 11/15/50)
						680,297,553
Total Repurchase Agreements (Cost $1,597,597,553)						1,597,597,553
Total Investments in Securities (Cost $2,494,975,212)						2,494,975,212

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
S/F —	Single-family
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

At June 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed on the Portfolio Holdings (see financial note 2(a) for additional information).
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
13

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of June 30, 2025; unaudited
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$897,377,659
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		1,597,597,553
Cash		617
Receivables:
Interest		6,897,608
Fund shares sold		1,593,437
Prepaid expenses	+	48,117
Total assets		2,503,514,991

Liabilities
Payables:
Investments bought		14,920,886
Distributions to shareholders		4,957,471
Fund shares redeemed		2,751,156
Investment adviser and administrator fees		339,160
Accrued expenses	+	94,552
Total liabilities		23,063,225
Net assets		$2,480,451,766

Net Assets by Source
Capital received from investors		$2,480,439,094
Total distributable earnings	+	12,672
Net assets		$2,480,451,766

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,480,451,766		2,480,436,354		$1.00

See financial notes
14
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2025 through June 30, 2025; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$50,482,522

Expenses
Investment adviser and administrator fees		2,175,865
Portfolio accounting fees		48,786
Registration fees		38,376
Custodian fees		35,734
Independent trustees’ fees		24,367
Professional fees		20,669
Shareholder reports		849
Transfer agent fees		611
Other expenses	+	6,520
Total expenses		2,351,777
Expense reduction	–	175,912
Net expenses	–	2,175,865
Net investment income		48,306,657

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		12,055
Increase in net assets resulting from operations		$48,318,712
See financial notes
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
15

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/25-6/30/25		1/1/24-12/31/24
Net investment income		$48,306,657	$104,111,260
Net realized gains	+	12,055	13,640
Increase in net assets from operations		$48,318,712	$104,124,900

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($48,306,040 )	($104,124,380 )

TRANSACTIONS IN FUND SHARES*
Shares sold		903,098,685	645,166,474
Shares reinvested		18,392,756	38,296,448
Shares redeemed	+	(624,649,967)	(447,007,985)
Net transactions in fund shares		296,841,474	236,454,937

NET ASSETS
Beginning of period		$2,183,597,620	$1,947,142,163
Total increase	+	296,854,146	236,455,457
End of period		$2,480,451,766	$2,183,597,620

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
16
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Schwab Retirement Government Money Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Retirement Government Money Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab New York Municipal Money Fund
Schwab Prime Advantage Money Fund
The fund offers one share class.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Retirement Government Money Fund seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/ or U.S. government securities, obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
17

Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As disclosed in the Portfolio Holdings, as of June 30, 2025, all of the fund’s investments were classified as Level 2.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of June 30, 2025, the fund had investments in repurchase agreements with a value of $1,597,597,553 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Pronouncements:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The guidance is effective for annual periods beginning after December 15, 2024, and with early adoption permitted. At this time, management is evaluating the impact of this amendment but believes it will not have a material impact on the financial statements and income tax disclosures.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing the fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. For the period ended June 30, 2025, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Retirement Government Money Fund
Financial Notes, unaudited (continued)

 4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of June 30, 2025, the tax basis cost of the fund’s investments was $2,494,975,212.
As of December 31, 2024, the fund had no capital loss carryforwards available to offset future realized capital gains for federal income tax purposes.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025. The tax basis components of distributions paid during the fiscal year ended December 31, 2024 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$104,124,380
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
22
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Retirement Government Money Fund | Semiannual Holdings and Financial Statements
23

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others are included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
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Schwab Retirement Government Money Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between The Charles Schwab Family of Funds (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Retirement Government Money Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 7, 2025 and June 5, 2025, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 5, 2025 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall
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25

Schwab Retirement Government Money Fund
financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s operation as a government money market fund within the meaning of Rule 2a-7 under the 1940 Act. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser and its affiliates practice of waiving certain fees to prevent total annual operating expenses of the Fund from exceeding a specified cap. The Trustee’s also considered the investment adviser’s contractual commitment to limit the total annual operating expenses of the Fund for so long as the investment adviser serves as the adviser to the Fund, as well as historically using voluntary waivers (which the investment adviser will not recoup) to maintain a certain yield. The Trustees also considered fees charged by the investment adviser to other mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure and use of data and technology, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) (ii) fee waivers or expense caps by the investment adviser and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees considered that the investment adviser and its affiliates may employ contractual expense caps to protect shareholders from higher fees when fund assets are relatively small, for example, in the case of newer funds or funds with investment strategies that are from time to time out of favor, because, among other reasons, shareholders may benefit from the continued availability of such funds at subsidized expense levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
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Schwab Retirement Government Money Fund
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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27

MFR92571-09
00315738

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	August 18, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	August 18, 2025